NORTH TRACK FUNDS, INC.

North Track Dow Jones U.S. Health Care 100 Plus Fund

North Track Dow Jones U.S. Financial 100 Plus Fund

North Track S&P 100 Index Fund

North Track Large Cap Equity Fund

200 South Wacker Drive, Suite 2000

Chicago, IL 60606

March 31, 2009

Dear Stockholder:

Enclosed please find several documents that are being furnished to you in connection with a Special Joint Meeting of Stockholders (the “Meeting”) of (i) North Track Dow Jones U.S. Health Care 100 Plus Fund (the “Health Care Fund”), (ii) North Track Dow Jones U.S. Financial 100 Plus Fund (the “Financial Fund”), (iii) North Track S&P 100 Index Fund (the “S&P 100 Index Fund”) and (iv) North Track Large Cap Equity Fund (the “Large Cap Equity Fund,” and together with the Health Care Fund, the Financial Fund and the S&P 100 Index Fund, the “Acquired Funds”, and each an “Acquired Fund”). Each of the Acquired Funds is a series of North Track Funds, Inc., a Maryland corporation (“North Track”). The Meeting will be held at the offices of North Track set forth above on May 22, 2009 at 10:00 a.m. Central Time. We hope this material will receive your immediate attention.

At the Meeting, stockholders of the Acquired Funds will be asked to consider and approve the reorganizations of the Acquired Funds into certain series of HighMark Funds, a Massachusetts business trust. Specifically, stockholders of the Health Care Fund will be asked to consider and approve the reorganization of the Health Care Fund into HighMark Large Cap Growth Fund; stockholders of the Financial Fund will be asked to consider and approve the reorganization of the Financial Fund into HighMark Large Cap Value Fund; stockholders of the S&P 100 Index Fund will be asked to consider and approve the reorganization of the S&P 100 Index Fund into HighMark Value Momentum Fund; and stockholders of the Large Cap Equity Fund will be asked to consider and approve the reorganization of the Large Cap Equity Fund into HighMark Value Momentum Fund (HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, and HighMark Value Momentum Fund, collectively, the “Acquiring Funds”, and each an “Acquiring Fund”). If stockholders of an Acquired Fund approve the proposed reorganization of such Acquired Fund and if the other conditions to the reorganization are satisfied, such Acquired Fund would transfer all of its assets to its respective Acquiring Fund in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all of the identified liabilities of such Acquired Fund. After these transfers with respect to such Acquired Fund, Class A, Class B and Class C shares of the applicable Acquiring Fund will be distributed to Class A, Class B and Class C stockholders of such Acquired Fund, Class A shares of the applicable Acquiring Fund will be distributed to Class R stockholders of such Acquired Fund, if any, and such Acquired Fund would be liquidated and dissolved. Stockholders of four other series of North Track (the “Other Acquired Funds”) will also be asked at the Meeting to consider and approve the reorganizations of such series into certain other series of HighMark Funds pursuant to materials mailed to them separately. The reorganizations of the Acquired Funds into the Acquiring Funds are each contingent upon the stockholders of all four Other Acquired Funds approving their respective reorganizations subject to certain exceptions.

While the reorganizations will bring about some changes, we expect the proposed reorganizations will offer you the following advantages:

Continued strength of fund management. Oversight of the Acquiring Funds will be provided by the Board of Trustees of HighMark Funds, and overall management of the Acquiring Funds will be provided by HighMark Capital Management, Inc. (“HighMark Capital”). HighMark Capital has more than 85 years of institutional investment management experience, approximately $17 billion in assets under management, and a staff of 62 investment professionals with average investment experience of 19 years.

Potential for enhanced efficiencies. It is expected that stockholders of the Acquired Funds will be shareholders of a larger fund post-reorganization. A larger fund may realize efficiencies that can reduce its expenses.

Limited cost of reorganization. The reorganizations are intended to be tax-free for U.S. federal income tax purposes, and no expenses of the reorganizations will be borne by stockholders of the Acquired Funds or the Acquiring Funds. The contractual advisory fee rates payable by the Acquiring Funds will be higher than the contractual advisory fee rates currently payable by the Acquired Funds, except in the case of the Large Cap Equity Fund. The contractual advisory fee rates payable by HighMark Value Momentum will be lower than the contractual advisory fee rates currently payable by the Large Cap Equity Fund. After giving effect to fee waivers that HighMark Capital has agreed will continue through November 30, 2009, the annual expense ratios of the classes of shares of the Acquiring Funds stockholders of the Acquired Funds will receive in the reorganizations will be the same as or lower than those of the corresponding classes of shares of the Acquired Funds.

Continued commitment to shareholders. HighMark Capital is committed to shareholders in terms of fund performance, communications and service. As a shareholder of an Acquiring Fund, you should expect to continue to receive the high level of shareholder services you receive as a shareholder of an Acquired Fund.

More information on the specific details and reasons for your Acquired Fund’s reorganization are contained in the enclosed combined Prospectus/Proxy Statement. The Notice of Special Joint Meeting of Stockholders and the proxy card are also enclosed. Please read these documents carefully.

THE BOARD OF DIRECTORS OF NORTH TRACK FUNDS, INC. HAS APPROVED THE PROPOSED REORGANIZATIONS AND RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSED REORGANIZATIONS.

We welcome your attendance at the Meeting. Your vote is important to us. If you are unable to attend the meeting in person, we urge you to vote your proxy by mail, so your shares may be voted according to your instructions.

Sincerely,

Elizabeth A. Watkins
Interim President
North Track Funds, Inc.

NORTH TRACK FUNDS, INC.

North Track Dow Jones U.S. Health Care 100 Plus Fund

North Track Dow Jones U.S. Financial 100 Plus Fund

North Track S&P 100 Index Fund

North Track Large Cap Equity Fund

200 South Wacker Drive, Suite 2000

Chicago, IL 60606

NOTICE OF SPECIAL JOINT MEETING OF STOCKHOLDERS

TO BE HELD ON MAY 22, 2009

To Stockholders of North Track Dow Jones U.S. Health Care 100 Plus Fund, North Track Dow Jones U.S. Financial 100 Plus Fund, North Track S&P 100 Index Fund and North Track Large Cap Equity Fund:

NOTICE IS HEREBY GIVEN of a Special Joint Meeting of Stockholders (the “Meeting”) of North Track Dow Jones U.S. Health Care 100 Plus Fund, North Track Dow Jones U.S. Financial 100 Plus Fund, North Track S&P 100 Index Fund and North Track Large Cap Equity Fund, each a series of North Track Funds, Inc. (“North Track”), that will be held at the offices of North Track set forth above on May 22, 2009 at 10:00 a.m. Central Time, to consider and vote on the following:

1.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Dow Jones U.S. Health Care 100 Plus Fund, HighMark Funds, on behalf of HighMark Large Cap Growth Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Dow Jones U.S. Health Care 100 Plus Fund in exchange for shares of HighMark Large Cap Growth Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Dow Jones U.S. Health Care 100 Plus Fund in connection with the reorganization.

2.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Dow Jones U.S. Financial 100 Plus Fund, HighMark Funds, on behalf of HighMark Large Cap Value Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Dow Jones U.S. Financial 100 Plus Fund in exchange for shares of HighMark Large Cap Value Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Dow Jones U.S. Financial 100 Plus Fund in connection with the reorganization.

3.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track S&P 100 Index Fund, HighMark Funds, on behalf of HighMark Value Momentum Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track S&P 100 Index Fund in exchange for shares of HighMark Value Momentum Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track S&P 100 Index Fund in connection with the reorganization.

4.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Large Cap Equity Fund, HighMark Funds, on behalf of HighMark Value Momentum Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Large Cap Equity Fund in exchange for shares of HighMark Value Momentum Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Large Cap Equity Fund in connection with the reorganization.

5.

Any other business that may properly come before the meeting or any adjourned session of the meeting.

The Board of Directors of North Track has fixed the close of business on March 26, 2009 as the record date for the Meeting. Stockholders of record are entitled to notice of, and to vote at, the Meeting.

The proposed reorganizations are described in the attached combined Prospectus/Proxy Statement and a form of Agreement and Plan of Reorganization is attached as Appendix A to the combined Prospectus/Proxy Statement. The enclosed proxy is being solicited on behalf of the Board of Directors of North Track. The Board of Directors of North Track unanimously recommends approval of the proposed reorganizations.

By Order of the Board of Directors,

Benjamin H. DeBerry
Secretary

March 31, 2009

Your vote is important. Each stockholder who does not expect to attend the Meeting in person is requested to complete, sign, date, and promptly return the enclosed proxy card. Please vote as soon as possible to help avoid additional proxy solicitation costs and so that the Meeting may be held as scheduled.

March 31, 2009

HIGHMARK FUNDS HighMark Large Cap Growth Fund HighMark Large Cap Value Fund HighMark Value Momentum Fund	NORTH TRACK FUNDS, INC. North Track Dow Jones U.S. Health Care 100 Plus Fund North Track Dow Jones U.S. Financial 100 Plus Fund North Track S&P 100 Index Fund North Track Large Cap Equity Fund
350 California Street, Suite 1600 San Francisco, CA 94104 1-800-433-6884	200 South Wacker Drive, Suite 2000 Chicago, IL 60606 1-800-826-4600

COMBINED PROSPECTUS/PROXY STATEMENT

This Combined Prospectus/Proxy Statement, including the attached appendices (this “Prospectus/Proxy Statement”) and the enclosed proxy card (the “Proxy Card”) are expected to be mailed to stockholders beginning on or about April 7, 2009. This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the stockholders of North Track Dow Jones U.S. Health Care 100 Plus Fund (the “Health Care Fund”), North Track Dow Jones U.S. Financial 100 Plus Fund (the “Financial Fund”), North Track S&P 100 Index Fund (the “S&P 100 Index Fund”) and North Track Large Cap Equity Fund (the “Large Cap Equity Fund,” and together with the Health Care Fund, the Financial Fund and the S&P 100 Index Fund, the “Acquired Funds,” and each an “Acquired Fund”) and sets forth concisely information you should know before voting on the following proposals:

Proposal:	To be voted on by stockholders of:

1.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Dow Jones U.S. Health Care 100 Plus Fund, HighMark Funds, on behalf of HighMark Large Cap Growth Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Dow Jones U.S. Health Care 100 Plus Fund in exchange for shares of HighMark Large Cap Growth Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Dow Jones U.S. Health Care 100 Plus Fund in connection with the reorganization.

The Health Care Fund

2.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Dow Jones U.S. Financial 100 Plus Fund, HighMark Funds, on behalf of HighMark Large Cap Value Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Dow Jones U.S. Financial 100 Plus Fund in exchange for shares of HighMark Large Cap Value Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Dow Jones U.S. Financial 100 Plus Fund in connection with the reorganization.

The Financial Fund

Proposal:	To be voted on by stockholders of:

3.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track S&P 100 Index Fund, HighMark Funds, on behalf of HighMark Value Momentum Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track S&P 100 Index Fund in exchange for shares of HighMark Value Momentum Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track S&P 100 Index Fund in connection with the reorganization.

The S&P 100 Index Fund

4.

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Large Cap Equity Fund, HighMark Funds, on behalf of HighMark Value Momentum Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Large Cap Equity Fund in exchange for shares of HighMark Value Momentum Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Large Cap Equity Fund in connection with the reorganization.

The Large Cap Equity Fund

HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund and HighMark Value Momentum Fund are referred to herein as, collectively, the “Acquiring Funds” and each an “Acquiring Fund”.

These proposals will be considered by stockholders of the Acquired Funds at a Special Joint Meeting of Stockholders of the Acquired Funds (the “Meeting”) that will be held at the offices of North Track Funds, Inc. (“North Track”) set forth above on May 22, 2009 at 10:00 a.m. Central Time. The Agreements and Plans of Reorganization provide for the transfer of all the assets and identified liabilities of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund. The Agreements and Plans of Reorganization further provide that following such transfers with respect to an Acquiring Fund, Class A, Class B and Class C shares of the applicable Acquiring Fund will be distributed to the applicable Class A, Class B and Class C stockholders of record of such Acquired Fund, and Class A shares of the applicable Acquiring Fund will be distributed to the Class R stockholders of record of such Acquired Fund, if any, on the closing date, which is expected to be on or around June 8, 2009, without further action on your part. Pursuant to the Agreement and Plan of Reorganization with respect to such Acquired Fund, such Acquired Fund will then be liquidated and dissolved. These events, collectively, are referred to in this Prospectus/Proxy Statement as the “Reorganizations”. A proposed form of Agreement and Plan of Reorganization is enclosed with this Prospectus/Proxy Statement as Appendix A – Form of Agreement and Plan of Reorganization. Please read this Prospectus/Proxy Statement carefully and keep it for future reference.

It is intended that as a result of the reorganization of your Acquired Fund, you will receive on a tax-free basis (for federal income tax purposes), a number of full and fractional Class A, Class B or Class C shares of the corresponding Acquiring Fund equal to the value of your share of the net assets of the corresponding class (or Class A shares of the corresponding Acquiring Fund if you are a Class R stockholder of an Acquired Fund) of your Acquired Fund, as determined using HighMark’s valuation policies and procedures, transferred to the Acquiring Fund on the closing date.

HighMark Funds (“HighMark”) is an open-end management investment company made up of multiple series of redeemable shares. Each series is operated as a separate mutual fund. HighMark contains twenty-nine funds, of which twenty-four are currently offered to investors. HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund and HighMark Value Momentum Fund are diversified series of HighMark. The Health Care Fund and the Financial Fund are each non-diversified series of, and the S&P 100 Index Fund and the Large Cap Equity Fund are each diversified series of, North Track, an open-end management investment company incorporated in 1985 under the laws of the State of Maryland.

HighMark Capital Management, Inc., a California corporation (“HighMark Capital”), serves as the investment adviser to the Acquiring Funds. Aronson+Johnson+Ortiz, LP, a Delaware limited partnership (“AJO”), serves as the sub-adviser to HighMark Large Cap Value Fund. Ziegler Capital Management, LLC, a Wisconsin limited liability company (“Ziegler”), currently serves as the investment adviser to the Acquired Funds. It is expected that HighMark Capital will continue to serve as investment adviser to the Acquiring Funds after the Reorganizations and that AJO will serve as the sub-adviser to HighMark Large Cap Value Fund after the Reorganizations. Neither HighMark Large Cap Growth Fund nor HighMark Value Momentum Fund has a sub-adviser, and they currently are not expected to be sub-advised after the Reorganizations.

The following documents have been filed with the Securities and Exchange Commission (the “Commission”) and are hereby incorporated into this Prospectus/Proxy Statement by reference:

•

The Statement of Additional Information of the Acquiring Funds dated March 31, 2009, relating to this Prospectus/Proxy Statement.

•

The Prospectus of North Track, which includes the Acquired Funds, dated March 1, 2009.

•

The Statement of Additional Information of North Track, which includes the Acquired Funds, dated March 1, 2009.

For a free copy of the Statement of Additional Information of the Acquiring Funds relating to this Prospectus/Proxy Statement, stockholders may call 1-800-826-4600 or write to the Acquired Funds at the address listed on the cover of this Prospectus/Proxy Statement.

The following documents have been filed with the Commission and are incorporated into the Statement of Additional Information relating to this Prospectus/Proxy Statement by reference:

•

Information relating to the Acquiring Funds in the Statement of Additional Information of HighMark dated December 1, 2008.

•

The Report of Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Stockholders of the Acquired Funds and the other series of North Track as of and for the period ended October 31, 2008 (the “North Track Annual Report”).

•

The Report of Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of the Acquiring Funds and the other series of HighMark as of and for the period ended July 31, 2008.

The Acquired Funds have previously sent the North Track Annual Report to their stockholders. For a free copy of this report or any of the documents listed above relating to the Acquired Funds or North Track, stockholders may call 1-800-826-4600 or write to the Acquired Funds at the address listed on the cover of this Prospectus/Proxy Statement. Stockholders may also obtain North Track’s Prospectus and the North Track Annual Report by accessing the Internet site for North Track at www.northtrackfunds.com.

Text-only versions of all of the foregoing Acquired Fund and Acquiring Fund documents can be viewed online or downloaded from the EDGAR database on the Commission’s internet site at www.sec.gov. Stockholders can review and copy information about North Track, the Acquired Funds, HighMark and the Acquiring Funds at prescribed rates by visiting the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Stockholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

SHARES OF THE ACQUIRING FUNDS:

•

ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, UNION BANK, N.A.* OR ITS AFFILIATES AND SUBSIDIARIES;

•

ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY; AND

•

INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE AMOUNT INVESTED.

*Union Bank, N.A. is the parent company of HighMark Capital.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NORTH TRACK FUNDS, INC. OR HIGHMARK FUNDS. THIS PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY HIGHMARK FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

TABLE OF CONTENTS

I.     Questions and Answers Regarding the Reorganizations.

1

II.    Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds.

26

III.   Voting Information

49

IV.   Interests of Certain Persons in the Reorganizations

60

V.    Information Filed with the Securities and Exchange Commission

60

VI.   License Agreements with Index Providers

61

Appendix A – Form of Agreement and Plan of Reorganization

A-1

Appendix B – Investment Objective, Principal Investment Strategies

and Related Risks of the Acquiring Funds

B-1

Appendix C – Comparison of Fundamental and Non-Fundamental Investment Policies

C-1

Appendix D – Information Applicable to the Acquiring Funds

D-1

Appendix E – Financial Highlights for the Acquiring Fund

E-1

Appendix F – Comparison of Organizational Documents and Governing Law

F-1

I. QUESTIONS AND ANSWERS REGARDING THE REORGANIZATIONS.

The following questions and answers provide an overview of key features of the proposed reorganizations. Please review this Prospectus/Proxy Statement prior to casting a vote. You may also obtain a copy of the Acquired Funds’ prospectus and statement of additional information by calling 1-800-826-4600. Please call 1-800-826-4600 with any questions about the reorganizations or this Prospectus/Proxy Statement generally.

1.

What transactions are being proposed?

If approved by the stockholders of an Acquired Fund and subject to certain other conditions being satisfied or waived, such Acquired Fund will transfer all of its assets to its corresponding Acquiring Fund in exchange for shares of such Acquiring Fund. At the same time, such Acquiring Fund will assume all the identified liabilities of the corresponding Acquired Fund. Following these transfers, Class A, Class B and Class C shares of HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund and HighMark Value Momentum Fund will be distributed to Class A, Class B and Class C stockholders of record of the Health Care Fund, the Financial Fund and the S&P 100 Index Fund, respectively, Class A and Class C shares of HighMark Value Momentum Fund will be distributed to Class A and Class C stockholders of record of the Large Cap Equity Fund and Class A shares of HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund and HighMark Value Momentum Fund will be distributed to Class R stockholders of record of the Health Care Fund, the Financial Fund and the S&P 100 Index Fund, respectively, in each case on or around June 8, 2009. Each Acquired Fund will then be liquidated and dissolved.

It is intended that as a result of the proposed Reorganizations, you will receive, without paying any sales charges and on a tax-free basis (for federal income tax purposes), a number of full and fractional Class A, Class B or Class C shares of the Acquiring Fund corresponding to your corresponding class of your Acquired Fund (or Class A shares of an Acquiring Fund in the case of Class R stockholders of the corresponding Acquired Fund) equal to the value of the net assets of the corresponding class of the corresponding Acquired Fund, as determined using HighMark’s valuation policies and procedures, transferred to the Acquiring Fund and attributable to you on the closing date.

Stockholders of each Acquired Fund are being asked to approve the Agreement and Plan of Reorganization with respect to such Acquired Fund. A copy of a form of Agreement and Plan of Reorganization is attached as Appendix A. By approving the Agreements and Plans of Reorganization, stockholders are approving the Reorganizations, which include the liquidation and dissolution of the Acquired Funds.

In addition to the Reorganizations, stockholders of four other series of North Track will also be asked to consider and approve the reorganizations of such series into certain other series of HighMark. These reorganizations are referred to, collectively, as the “Other Reorganizations.”

The closing of any Reorganization (the “Closing”) is contingent upon certain conditions either being satisfied or waived, which conditions include all of the Other Reorganizations being approved (subject to certain exceptions) and the consummation of a transaction between HighMark Capital, Ziegler and Ziegler’s parent company relating to the Reorganizations. Because the closing of a Reorganization is contingent on certain conditions not relating to the applicable Acquired Fund, a Reorganization may not be closed even if shareholders approve such Reorganization. Further, in the event that the stockholders of an Acquired fund approve an Agreement and Plan of Reorganization with respect to such Acquired Fund but the Reorganization does not ever close, such approval shall not be deemed to be an independent approval of the liquidation and dissolution of such Acquired Fund. If any of the Reorganizations are not consummated upon the Closing, the Board of Directors of North Track may consider possible alternative arrangements in the best interests of each Acquired Fund for which a Reorganization was not consummated and its stockholders. The Closing is scheduled to occur on or around June 8, 2009 or such later date as the parties may agree the (“Closing Date”).

HighMark Capital serves as investment adviser of the Acquiring Funds. HighMark Capital is a subsidiary of Union Bank, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is wholly-owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of December 31, 2008, HighMark Capital had approximately $17 billion in assets under management. HighMark Capital (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.

2.

Why are the Reorganizations being proposed?

The Board of Directors of North Track has concluded that participation in the proposed Reorganizations is in the best interests of each Acquired Fund and its stockholders. In reaching this conclusion, the Board considered, among other factors:

1.

HighMark Capital’s strong reputation, substantial experience, scale and commitment to future growth in the retail mutual fund space.

2.

The strong financial backing of HighMark Capital.

3.

The strength of HighMark Capital’s investment management team and operations personnel and the stability of those resources.

4.

Ziegler’s assessment during its due diligence investigation of HighMark’s operations that the legal and regulatory compliance culture of HighMark and its service providers was strong.

5.

HighMark’s established distribution channels.

6.

HighMark’s broad offering of other funds within its fund family.

7.

Economies of scale available to shareholders through the consolidation of each of the Acquired Funds into a larger fund.

8.

The fact that each Reorganization will be structured as a tax-free transaction, meaning stockholders will not recognize gain or loss on the exchange of their shares for shares of the relevant Acquiring Fund.

9.

The substantial overlap in the securities portfolio of each Acquired Fund with the Acquiring Fund into which it will be reorganized and the manageable amount of built-in gains in the securities portfolios of the Acquired Funds.

10.

The compensation and other benefits to be received by Ziegler and its affiliates as a result of the Reorganizations and the advisory fees to be received by HighMark Capital.

11.

The fact that the stockholders will bear no costs associated with the Reorganizations.

For a more complete discussion of the factors affecting the Board of Directors’ decision, please see “Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds - Board of Directors’ Considerations.”

3.

How do the fees and expenses of the Acquired Funds compare to the Acquiring Funds and what are they estimated to be following the Reorganizations?

The following tables show the fees and expenses for each class of shares of the Acquired Funds for their fiscal year ended October 31, 2008. The tables also show the fees and expenses for the Class A, Class B and Class C shares of the Acquiring Funds for their fiscal year ended July 31, 2008, restated due to a non-recurring adjustment.  The tables also show pro forma fees and expenses for the Class A, Class B and Class C shares of the Acquiring Funds for the fiscal year ended July 31, 2008, as restated due to a non-recurring adjustment and assuming the Reorganizations had occurred as of August 1, 2007.

As illustrated below, the total fund operating expense ratios (before fee waivers) of the Class A, Class B and Class C shares of HighMark Large Cap Growth Fund and HighMark Large Cap Value Fund are expected to be lower than the total fund operating expense ratios (before fee waivers) of the corresponding class of shares of their corresponding Acquired Funds; the total fund operating expense ratios (before fee waivers) of the Class A shares of HighMark Large Cap Growth Fund and HighMark Large Cap Value Fund are expected to be lower than the total fund operating expense ratios (before fee waivers) of the Class R shares of their corresponding Acquired Funds; the total fund operating expense ratios (before fee waivers) of the Class A and Class C shares of HighMark Value Momentum Fund are expected to be lower than the total fund operating expense ratios (before fee waivers) of the corresponding class of shares of the Large Cap Equity Fund; the total fund operating expense ratios (before fee waivers) of the Class A shares of HighMark Value Momentum Fund are expected to be higher than the total fund operating expense ratios (before fee waivers) of the corresponding class of shares of the S&P 100 Index Fund; the total fund operating expense ratios (before fee waivers) of the Class B and Class C shares of HighMark Value Momentum Fund are expected to be lower than the total fund operating expense ratios (before fee waivers) of the corresponding class of shares of the S&P 100 Index Fund; and the total fund operating expense ratios (before fee waivers) of the Class A shares of HighMark Value Momentum Fund are expected to be lower than the total fund operating expense ratios (before fee waivers) of the Class R shares of the S&P 100 Index Fund. In addition, after giving effect to fee waivers that HighMark Capital has agreed will extend through November 30, 2009, the annual expense ratios of the classes of shares of the Acquiring Funds exchanged in the Reorganizations will be the same as or lower than the corresponding classes of shares of the Acquired Funds, except that the annual expense ratios of the Class A shares of HighMark Value Momentum Fund will be higher than the annual expense ratios of the Class A shares of the S&P 100 Index Fund after giving effect to the voluntary fee waiver by Ziegler currently in effect. However, the brokerage costs of HighMark Value Momentum Fund are currently higher than those of the S&P 100 Index Fund, which may have an effect on the returns of the S&P 100 Index Fund. The examples following the tables will help you compare the cost of investing in each Acquired Fund and Acquiring Fund with the estimated cost of investing in each Acquiring Fund on a pro forma combined basis.

Stockholders of the Acquired Funds will not pay additional sales charges in connection with the Reorganizations, although contingent deferred sales charges applicable to share purchases made prior to the Reorganizations will continue to apply, and a higher sales charge may apply in the event a former Acquired Fund stockholder decides to purchase more shares of an Acquiring Fund. Additionally, the aggregate amount of the distribution and shareholder service fees for the Class A shares of each Acquiring Fund is higher than the aggregate amount of the distribution and shareholder services fees for the Class A shares of each Acquired Fund. Stockholders holding Class A shares of the Acquired Funds pay an aggregate distribution and service fee of 0.25%, while shareholders holding Class A shares of the Acquiring Funds pay an aggregate distribution and service fee of up to 0.50%.

Shareholder Fees

(paid directly from an investment)

North Track Dow Jones U.S. Health Care 100 Plus Fund, North Track Dow Jones U.S. Financial 100 Plus Fund and North Track S&P 100 Index Fund

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)(1)	5.25%	None	None	None
Maximum Sales Load Imposed on Reinvested Dividends (and other distributions)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None(2)(4)	5.00%(3)(4)	1.00%(3)(4)	None
Redemption Fee ($12.00 charge for each wire redemption)	None	None	None	None
Exchange Fee	None	None	None	None

———————

(1)

You may qualify for a lower front-end sales charge on your purchases of Class A shares.

(2)

Investments of $1,000,000 or more that are purchased without a front-end sales charge and that are redeemed within 24 months after purchase are subject to a contingent deferred sales change of no more than 0.75% of the net asset value of the redeemed shares at the time of redemption or, if less, the net asset value of those shares at the time of purchase.

(3)

 For Class B shares, the contingent deferred sales charge is reduced for each year that you hold the shares and is eliminated after six years. Class B shares automatically convert to Class A shares eight years after you buy them. For Class C shares, the contingent deferred sales charge is eliminated after 18 months.

(4)

Following the Reorganizations, if approved, redemptions of any Class A, Class B or Class C shares of the Acquired Funds will be subject to any applicable contingent deferred sales charge of the Acquiring Funds. Any such contingent deferred sales charge will be calculated based on a shareholder’s purchase date of Class A, Class B or Class C shares of the Acquired Funds, as applicable.

North Track Large Cap Equity Fund

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)(1)	5.25%	None
Maximum Sales Load Imposed on Reinvested Dividends (and other distributions)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None(2)(4)	1.00%(3)(4)
Redemption Fee ($12.00 charge for each wire redemption)	None	None
Exchange Fee	None	None

———————

(1)

You may qualify for a lower front-end sales charge on your purchases of Class A shares.

(2)

Investments of $1,000,000 or more that are purchased without a front-end sales charge and that are redeemed within 24 months after purchase are subject to a contingent deferred sales change of no more than 0.75% of the net asset value of the redeemed shares at the time of redemption or, if less, the net asset value of those shares at the time of purchase.

(3)

For Class C shares, the contingent deferred sales charge is eliminated after 18 months.

(4)

Following the Reorganizations, if approved, redemptions of any Class A or Class C shares of the Acquired Funds will be subject to any applicable contingent deferred sales charge of the Acquiring Funds. Any such contingent deferred sales charge will be calculated based on a shareholder’s purchase date of Class A or Class C shares of the Acquired Funds, as applicable.

HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund and HighMark Value Momentum Fund

	Class A	Class B#	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)*	5.50%	0%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**	0%	5.00%	1.00%
Redemption Fee***	None	None	None
Exchange Fee	None	None	None

HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund and HighMark Value Momentum Fund (pro forma combined)

	Class A	Class B#	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)*	5.50%	0%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**	0%	5.00%	1.00%
Redemption Fee***	None	None	None
Exchange Fee	None	None	None

———————

#

Class B Shares are only available for purchase by existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee. Class B Shares are also being issued in connection with the Reorganizations.

*

The sales charge for Class A Shares varies depending upon how much you invest.

**

If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. For Class B Shares, the contingent deferred sales charge is generally reduced for each year that you hold the shares and is eliminated after 6 years. For Class C shares, the contingent deferred sales charge is eliminated after 1 year.

***

Does not include any wire transfer fees, if applicable.

Annual Fund Operating Expenses

(deducted directly from fund assets)

North Track Dow Jones U.S. Health Care 100 Plus Fund

	Class A	Class B	Class C	Class R
Investment Advisory Fees (1)	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.75%
Other Expenses	0.75%	0.71%	0.77%	0.70%
Total Fund Operating Expenses	1.55%	2.26%	2.32%	2.00%
Less Fee Waivers and/or Expense Reimbursements(2)	0.20%	0.16%	0.22%	0.15%
Net Annual Fund Operating Expenses(2)	1.35%	2.10%	2.10%	1.85%

HighMark Large Cap Growth Fund

	Class A	Class B	Class C
Investment Advisory Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses†	0.51%	0.51%	0.26%
Total Annual Fund Operating Expenses††	1.36%	1.86%	1.86%
Fee Waivers	0.14%	0.04%	0.04%
Net Expenses†††	1.22%	1.82%	1.82%

HighMark Large Cap Growth Fund

(pro forma combined)

	Class A	Class B	Class C
Investment Advisory Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses†	0.51%	0.51%	0.26%
Total Annual Fund Operating Expenses††	1.36%	1.86%	1.86%
Fee Waivers	0.14%	0.04%	0.04%
Net Expenses†††	1.22%	1.82%	1.82%

———————

(1)

The Health Care Fund’s prospectus refers to these fees as “Management Fees.” In order to facilitate comparison of the fees in this table, such fees will be referred to as “Investment Advisory Fees,” which is the terminology used in the Acquiring Funds’ prospectus.

(2)

Ziegler contractually has committed to waive fees and/or reimburse expenses from March 1, 2009 through February 28, 2010 so that annual operating expenses for the Fund will not exceed 1.35% of average annual net assets for Class A shares, 2.10% for Class B and Class C shares and 1.85% for Class R shares.

†

Other Expenses for Class A and Class B shares of HighMark Large Cap Growth Fund include a shareholder service fee of up to 0.25%.

††

Expenses for Class B shares of HighMark Large Cap Growth Fund have been restated due to a non-recurring adjustment. Total Annual Fund Operating Expenses for Class B shares for the fiscal year ended July 31, 2008 were 1.85% before such restatement.

†††

HighMark Capital has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding 1.22%, 1.82% and 1.82%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.

North Track Dow Jones U.S. Financial 100 Plus Fund

	Class A	Class B	Class C	Class R
Investment Advisory Fees (1)	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.75%
Other Expenses	0.83%	0.82%	0.82%	0.77%
Total Fund Operating Expenses	1.63%	2.37%	2.37%	2.07%
Less Fee Waivers and/or Expense Reimbursements(2)	0.28%	0.27%	0.27%	0.22%
Net Annual Fund Operating Expenses(2)	1.35%	2.10%	2.10%	1.85%

HighMark Large Cap Value Fund

	Class A	Class B	Class C
Investment Advisory Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses†	0.49%	0.49%	0.24%
Total Annual Fund Operating Expenses††	1.34%	1.84%	1.84%
Fee Waivers	0.14%	0.04%	0.04%
Net Expenses†††	1.20%	1.80%	1.80%

HighMark Large Cap Value Fund

(pro forma combined)

	Class A	Class B	Class C
Investment Advisory Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses†	0.49%	0.49%	0.24%
Total Annual Fund Operating Expenses††	1.34%	1.84%	1.84%
Fee Waivers	0.14%	0.04%	0.04%
Net Expenses†††	1.20%	1.80%	1.80%

———————

(1)

The Financial Fund’s prospectus refers to these fees as “Management Fees.” In order to facilitate comparison of the fees in this table, such fees will be referred to as “Investment Advisory Fees,” which is the terminology used in the Acquiring Funds’ prospectus.

(2)

Ziegler contractually has committed to waive fees and/or reimburse expenses from March 1, 2009 through February 28, 2010 so that annual operating expenses for the Fund will not exceed 1.35% of average annual net assets for Class A shares, 2.10% for Class B and Class C shares and 1.85% for Class R shares.

†

Other Expenses for Class A and Class B shares of HighMark Large Cap Value Fund include a shareholder service fee of up to 0.25%.

††

Expenses for Class B shares of HighMark Large Cap Value Fund have been restated due to a non-recurring adjustment. Total Annual Fund Operating Expenses for Class B shares for the fiscal year ended July 31, 2008 were 1.83% before such restatement.

†††

HighMark Capital has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding 1.20%, 1.80% and 1.80%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.

North Track S&P 100 Index Fund

	Class A	Class B	Class C	Class R
Investment Advisory Fees (1)	0.44%	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.75%
Other Expenses	0.54%	0.52%	0.54%	0.55%
Total Fund Operating Expenses(2)	1.23%	1.96%	1.98%	1.74%

North Track Large Cap Equity Fund

	Class A	Class C
Investment Advisory Fees (1)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.62%	1.72%
Total Fund Operating Expenses	2.62%	3.47%
Less Expense Reimbursements(3)	1.22%	1.32%
Net Annual Fund Operating Expenses(3)	1.40%	2.15%

HighMark Value Momentum Fund

	Class A	Class B	Class C
Investment Advisory Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses†	0.48%	0.48%	0.23%
Total Annual Fund Operating Expenses††	1.33%	1.83%	1.83%
Fee Waivers	0.11%	0.01%	0.01%
Net Expenses†††	1.22%	1.82%	1.82%

HighMark Value Momentum Fund

(pro forma combined, assuming the Reorganizations of the S&P 100 Index Fund and the Large Cap Equity Fund are consummated)

	Class A	Class B	Class C
Investment Advisory Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses†	0.48%	0.48%	0.23%
Total Annual Fund Operating Expenses††	1.33%	1.83%	1.83%
Fee Waivers	0.11%	0.01%	0.01%
Net Expenses†††	1.22%	1.82%	1.82%

———————

(1)

The Large Cap Equity Fund and the S&P 100 Index Fund’s prospectus refers to these fees as “Management Fees.” In order to facilitate comparison of the fees in this table, such fees will be referred to as “Investment Advisory Fees,” which is the terminology used in the Acquiring Funds’ prospectus.

(2)

The actual annual fund operating expenses incurred by an investor may be lower due to a voluntary waiver by Ziegler.

(3)

Ziegler contractually has committed to waive fees and/or reimburse expenses from March 1, 2009 through February 28, 2010 so that annual operating expenses for the Fund will not exceed 1.40% of average annual net assets for Class A shares and 2.15% for Class C shares.

†

Other Expenses for Class A and Class B shares of HighMark Value Momentum Fund include a shareholder service fee of up to 0.25%.

††

Expenses for Class C shares of HighMark Value Momentum Fund have been restated due to a non-recurring adjustment. Total Annual Fund Operating Expenses for Class C shares for the fiscal year ended July 31, 2008 were 1.79% before such restatement.

†††

HighMark Capital has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding 1.22%, 1.82% and 1.82%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.

The number of Reorganizations that occur will affect the Total Annual Fund Operating Expenses of HighMark Value Momentum Fund on a pro forma combined basis after the Reorganizations. The tables below present the pro forma combined Total Annual Fund Operating Expenses assuming in each case that one, but not both, of the Reorganizations are consummated.

HighMark Value Momentum Fund

(pro forma combined, assuming the Reorganization of the S&P 100 Index Fund only is consummated)

	Class A	Class B	Class C
Investment Advisory Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses†	0.48%	0.48%	0.23%
Total Annual Fund Operating Expenses†	1.33%	1.83%	1.83%
Fee Waivers	0.11%	0.01%	0.01%
Net Expenses†††	1.22%	1.82%	1.82%

———————

†

Other Expenses for Class A and Class B shares of HighMark Value Momentum Fund include a shareholder service fee of up to 0.25%.

††

Expenses for Class C shares of HighMark Value Momentum Fund have been restated due to a non-recurring adjustment. Total Annual Fund Operating Expenses for Class C shares for the fiscal year ended July 31, 2008 were 1.79% before such restatement.

†††

HighMark Capital has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding 1.22%, 1.82% and 1.82%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.

HighMark Value Momentum Fund

(pro forma combined, assuming the Reorganization of the Large Cap Equity Fund only is consummated)

	Class A	Class B	Class C
Investment Advisory Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses†	0.48%	0.48%	0.23%
Total Annual Fund Operating Expenses††	1.33%	1.83%	1.83%
Fee Waivers	0.11%	0.01%	0.01%
Net Expenses†††	1.22%	1.82%	1.82%

———————

†

Other Expenses for Class A and Class B shares of HighMark Value Momentum Fund include a shareholder service fee of up to 0.25%.

††

Expenses for Class C shares of HighMark Value Momentum Fund have been restated due to a non-recurring adjustment. Total Annual Fund Operating Expenses for Class C shares for the fiscal year ended July 31, 2008 were 1.79% before such restatement.

†††

HighMark Capital has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding 1.22%, 1.82% and 1.82%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.

Examples

These examples will help you compare the cost of investing in an Acquired Fund with the cost of investing in the corresponding Acquiring Fund and the estimated cost of investing in the corresponding Acquiring Fund assuming consummation of the Reorganizations. The examples assume that you invest $10,000 for the time periods indicated. The examples also assume that your investment has a 5% return each year and that, with respect to each of the Acquired Funds other than the S&P 100 Index Fund, such Acquired Funds’ operating expenses from March 1, 2009 through February 28, 2010 are the same as those shown above under “Net Annual Fund Operating Expenses” and for all subsequent periods are the same as those shown above under “Total Fund Operating Expenses.” The examples for the Acquiring Funds prior to, and after, the consummation of the Reorganizations assume that the Acquiring Funds’ operating expenses from December 1, 2008 through November 30, 2009 are the same as those shown above under “Net Expenses” and for all subsequent periods are the same as those shown above under “Total Annual Fund Operating Expenses.” All expense information is based on the information set out in the tables above, including pro forma expense information for the Acquiring Funds. Your actual costs may be higher or lower than those shown below.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
North Track Dow Jones U.S. Health Care 100 Plus Fund
Class A Shares	$655	$970	$1,307	$2,258
Class B Shares
If you do not sell your shares:	$213	$691	$1,195	$2,404*
If you sell your shares at the end of the period:	$713	$991	$1,295	$2,404*
Class C Shares
If you do not sell your shares:	$213	$703	$1,220	$2,639
If you sell your shares at the end of the period:	$313	$703	$1,220	$2,639
Class R Shares	$188	$613	$1,064	$2,315
HighMark Large Cap Growth Fund
Class A Shares	$667	$944	$1,241	$2,084
Class B Shares
If you do not sell your shares:	$185	$581	$1,002	$2,046*
If you sell your shares at the end of the period:	$685	$881	$1,202	$2,046*
Class C Shares
If you do not sell your shares:	$185	$581	$1,002	$2,177
If you sell your shares at the end of the period:	$285	$581	$1,002	$2,177
HighMark Large Cap Growth Fund (pro forma combined)
Class A Shares	$667	$944	$1,241	$2,084
Class B Shares
If you do not sell your shares:	$185	$581	$1,002	$2,046*
If you sell your shares at the end of the period:	$685	$881	$1,202	$2,046*
Class C Shares
If you do not sell your shares:	$185	$581	$1,002	$2,177
If you sell your shares at the end of the period:	$285	$581	$1,002	$2,177

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
North Track Dow Jones U.S. Financial 100 Plus Fund
Class A Shares	$655	$986	$1,340	$2,334
Class B Shares
If you do not sell your shares:	$213	$714	$1,241	$2,501*
If you sell your shares at the end of the period:	$713	$1,014	$1,341	$2,501*
Class C Shares
If you do not sell your shares:	$213	$714	$1,241	$2,686
If you sell your shares at the end of the period:	$313	$714	$1,241	$2,686
Class R Shares	$188	$628	$1,093	$2,383
HighMark Large Cap Value Fund
Class A Shares	$666	$938	$1,231	$2,062
Class B Shares
If you do not sell your shares:	$183	$575	$992	$2,025*
If you sell your shares at the end of the period:	$683	$875	$1,192	$2,025*
Class C Shares
If you do not sell your shares:	$183	$575	$992	$2,155
If you sell your shares at the end of the period:	$283	$575	$992	$2,155
HighMark Large Cap Value Fund (pro forma combined)
Class A Shares	$666	$938	$1,231	$2,062
Class B Shares
If you do not sell your shares:	$183	$575	$992	$2,025*
If you sell your shares at the end of the period:	$683	$875	$1,192	$2,025*
Class C Shares
If you do not sell your shares:	$183	$575	$992	$2,155
If you sell your shares at the end of the period:	$283	$575	$992	$2,155

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
North Track S&P 100 Index Fund
Class A Shares	$644	$895	$1,165	$1,935
Class B Shares
If you do not sell your shares:	$199	$615	$1,057	$2,096*
If you sell your shares at the end of the period:	$699	$915	$1,157	$2,096*
Class C Shares
If you do not sell your shares:	$201	$621	$1,068	$2,306
If you sell your shares at the end of the period:	$301	$621	$1,068	$2,306
Class R Shares	$177	$548	$944	$2,052
North Track Large Cap Equity Fund
Class A Shares	$660	$1,187	$1,739	$3,238
Class C Shares
If you do not sell your shares:	$218	$943	$1,690	$3,660
If you sell your shares at the end of the period:	$318	$943	$1,690	$3,660
HighMark Value Momentum Fund
Class A Shares	$667	$938	$1,229	$2,054
Class B Shares
If you do not sell your shares:	$185	$575	$989	$2,016*
If you sell your shares at the end of the period:	$685	$875	$1,189	$2,016*
Class C Shares
If you do not sell your shares:	$185	$575	$989	$2,147
If you sell your shares at the end of the period:	$285	$575	$989	$2,147
HighMark Value Momentum Fund (pro forma combined)
Class A Shares	$667	$938	$1,229	$2,054
Class B Shares
If you do not sell your shares:	$185	$575	$989	$2,016*
If you sell your shares at the end of the period:	$685	$875	$1,189	$2,016*
Class C Shares
If you do not sell your shares:	$185	$575	$989	$2,147
If you sell your shares at the end of the period:	$285	$575	$989	$2,147

———————

*

Reflects conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

The pro forma combined example expenses detailed in the table immediately above assume that the Reorganizations of the S&P 100 Index Fund and the Large Cap Equity Fund are both consummated. The tables below present the pro forma combined example expenses assuming in each case that one, but not both, of the Reorganizations are consummated.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
North Track S&P 100 Index Fund
Class A Shares	$644	$895	$1,165	$1,935
Class B Shares
If you do not sell your shares:	$199	$615	$1,057	$2,096*
If you sell your shares at the end of the period:	$699	$915	$1,157	$2,096*
Class C Shares
If you do not sell your shares:	$201	$621	$1,068	$2,306
If you sell your shares at the end of the period:	$301	$621	$1,068	$2,306
Class R Shares	$177	$548	$944	$2,052
HighMark Value Momentum Fund
Class A Shares	$667	$938	$1,229	$2,054
Class B Shares
If you do not sell your shares:	$185	$575	$989	$2,016*
If you sell your shares at the end of the period:	$685	$875	$1,189	$2,016*
Class C Shares
If you do not sell your shares:	$185	$575	$989	$2,147
If you sell your shares at the end of the period:	$285	$575	$989	$2,147

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
HighMark Value Momentum Fund (pro forma combined)
Class A Shares	$667	$938	$1,229	$2,054
Class B Shares
If you do not sell your shares:	$185	$575	$989	$2,016*
If you sell your shares at the end of the period:	$685	$875	$1,189	$2,016*
Class C Shares
If you do not sell your shares:	$185	$575	$989	$2,147
If you sell your shares at the end of the period:	$285	$575	$989	$2,147

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
North Track Large Cap Equity Fund
Class A Shares	$660	$1,187	$1,739	$3,238
Class C Shares
If you do not sell your shares:	$218	$943	$1,690	$3,660
If you sell your shares at the end of the period:	$318	$943	$1,690	$3,660
HighMark Value Momentum Fund
Class A Shares	$667	$938	$1,229	$2,054
Class B Shares
If you do not sell your shares:	$185	$575	$989	$2,016*
If you sell your shares at the end of the period:	$685	$875	$1,189	$2,016*
Class C Shares
If you do not sell your shares:	$185	$575	$989	$2,147
If you sell your shares at the end of the period:	$285	$575	$989	$2,147
HighMark Value Momentum Fund (pro forma combined)
Class A Shares	$667	$938	$1,229	$2,054
Class B Shares
If you do not sell your shares:	$185	$575	$989	$2,016*
If you sell your shares at the end of the period:	$685	$875	$1,189	$2,016*
Class C Shares
If you do not sell your shares:	$185	$575	$989	$2,147
If you sell your shares at the end of the period:	$285	$575	$989	$2,147

———————

*

Reflects conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

The examples shown above reflect the differences between the contingent deferred sales charges (“CDSCs”) for the Class B shares of each Acquired Fund and the CDSCs for the Class B shares of its corresponding Acquiring Fund if you sell your Class B shares within the third year of purchase. Class B shares of an Acquired Fund held for more than one year but less than three years before their redemption are subject to a CDSC of 4.00%. Class B shares of an Acquiring Fund redeemed within the third year of their purchase are subject to a CDSC of 3.00%. The following tables set forth the CDSCs applicable to Class B shares of the Acquired Funds and the Acquiring Funds, respectively:

Acquiring Fund CDSCs are as follows:		Acquired Fund CDSC are as follows:
If sold within	CDSC on shares being sold	Holding	CDSC
1st year	5.00%	1 year or less	5.00%
2nd year	4.00%	More than 1 year, but less than 3 years	4.00%
3rd or 4th year	3.00%	3 years, but less than 4 years	3.00%
5th year	2.00%	4 years, but less than 5 years	2.00%
6th year	1.00%	5 years but less than 6 years	1.00%
7th and 8th year(1)	0%	6 years or more(1)	None

———————

(1)

Class B shares will automatically convert to Class A shares after eight years.

4.

What will be the roles of HighMark Capital and Ziegler following the proposed Reorganizations?

HighMark Capital is the investment adviser to the Acquiring Funds and is responsible for the day-to-day investment management of HighMark Large Cap Growth Fund and HighMark Value Momentum Fund. Aronson+Johnson+Ortiz, LP (as previously defined, “AJO”) serves as the sub-adviser to HighMark Large Cap Value Fund. Under an investment sub-advisory agreement between AJO and HighMark Capital, AJO makes day-to-day investment decisions for HighMark Large Cap Value Fund, subject to the supervision of, and policies established by, HighMark Capital and the Trustees of HighMark. AJO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Delaware limited partnership. As of December 31, 2008, AJO managed approximately $15.9 billion in assets. Information regarding the portfolio management team for the Acquiring Funds is set forth in Appendix D – Information Applicable to the Acquiring Funds. Under an investment management agreement between the Acquiring Funds and HighMark Capital, the Acquiring Funds pay a monthly fee to HighMark Capital at the annual rates shown in the tables above for investment advisory fees. Under its sub-advisory agreement, AJO is entitled to an annual fee, paid monthly, of 0.30% of the average daily net assets of HighMark Large Cap Value Fund.

Ziegler will not serve as the investment adviser or a sub-adviser to the Acquiring Funds following the proposed Reorganizations.

5.

How do the investment objectives, principal investment strategies and policies of the Acquired Funds compare to those of the Acquiring Funds?

North Track Dow Jones U.S. Health Care 100 Plus Fund and HighMark Large Cap Growth Fund: The investment objective and strategies of the Health Care Fund and HighMark Large Cap Growth Fund are summarized briefly below; a more detailed description of HighMark Large Cap Growth Fund’s investment objective and strategies is set forth in Appendix B – Investment Objective, Principal Investment Strategies and Related Risks of the Acquiring Funds.

North Track Dow Jones U.S. Health Care 100 Plus Fund	HighMark Large Cap Growth Fund

Investment Objective: To seek a total return from dividends and capital gains that, before deducting the Fund’s operating expenses, exceeds the total return of the Dow Jones U.S. Healthcare 100 Index (the “Healthcare 100 Index”).

Investment Objective: To seek long-term capital appreciation through investments in equity securities; current income is incidental.

Principal Investment Strategies and Investments:

•

The Fund primarily invests in the common stocks that are on the Healthcare 100 Index and employs an overweighting/underweighting strategy and invests in other health care stocks.

•

The Fund is not a true “index fund,” insofar as it does not seek to replicate the Healthcare 100 Index.

•

The Fund may also use options on individual stocks on the Healthcare 100 Index to enhance its return.

•

The Fund may invest in other health care stocks that are on the broader Dow Jones U.S. Healthcare Sector Index that are expected to outperform the Healthcare 100 Index, but not more than 10% of the Fund’s total assets in aggregate will be invested in these stocks.

•

Under normal market conditions, at least 85% of the Fund’s net assets will be invested in the common stocks that are included the Healthcare 100 Index.

Principal Investment Strategies and Investments:

•

The Fund invests primarily in the equity securities of large U.S. growth-oriented companies, those whose earnings are growing at a faster rate than the market as a whole, or have the potential to do so, which are believed to be financially stable.

•

The Fund seeks to select securities with appreciation possibilities by looking at many factors, including:

•

the company’s market position, product line, technological position and prospects for sustained and/or increased earnings,

•

the management capability of the company being considered,

•

the short-term and long-term outlook for the industry being analyzed and

•

changes in economic and political conditions.

North Track Dow Jones U.S. Health Care 100 Plus Fund	HighMark Large Cap Growth Fund

•

At times the Fund will hold uncommitted cash, which will be invested in short-term, money market instruments.

•

The Fund may also invest in exchange traded futures contracts on either the S&P 500 Index or Nasdaq indices for this purpose. Subject to regulatory limitations, the Fund may also invest in exchange-traded funds that are based on the Dow Jones U.S. Healthcare Sector Index or, should they become available, on the Healthcare 100 Index, or that otherwise track closely to the Healthcare 100 Index, and in options on exchange-traded funds that track the Dow Jones U.S. Healthcare Sector Index.

•

The Fund may analyze the demands of investors for the security relative to its price.

•

The Fund may choose securities that are anticipated to have a development that might have an effect of the value of the security.

•

Generally, the Fund may sell a security if it is determined that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources.

•

Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies.

•

The Fund may also invest up to 20% of the Fund’s assets in foreign securities, including American Depository Receipts and locally traded securities. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the of the Fund under volatile market conditions, the managers may invest more than 20% of the Fund’s assets in very short-term debt obligations called money market securities.

North Track Dow Jones U.S. Financial 100 Plus Fund and the HighMark Large Cap Value Fund: The investment objective and strategies of the Financial Fund and HighMark Large Cap Value Fund are summarized briefly below; a more detailed description of HighMark Large Cap Value Fund’s investment objective and strategies is set forth in Appendix B – Investment Objective, Principal Investment Strategies and Related Risks of the Acquiring Funds.

North Track Dow Jones U.S. Financial 100 Plus Fund	HighMark Large Cap Value Fund

Investment Objective: The Fund seeks a total return from dividends and capital gains which, before deducting the Fund’s operating expenses, exceeds the total return of the Dow Jones U.S. Financial 100 Index (the “Financial 100 Index”).

Investment objective: To seek long-term capital appreciation.

Principal Investment Strategies and Investments:

•

The Fund primarily invests in the common stocks that are on the Financial 100 Index and employs an overweighting/underweighting strategy and invests in other financial services stocks.

Principal Investment Strategies and Investments: • The Fund seeks to position itself at the optimal point between excess return and risk, after consideration of trading costs.

North Track Dow Jones U.S. Health Care 100 Plus Fund	HighMark Large Cap Growth Fund

•

The Fund may use options on individual stocks on the Financial 100 Index to enhance its return.

•

The Fund may invest in other financial services stocks that are on the broader Dow Jones U.S. Financial Sector Index and expected to outperform the Financial 100 Index, but not more than 10% of the Fund’s total assets in aggregate.

•

Under normal market conditions, at least 85% of the Fund’s net assets will be invested in common stocks that are included in the Financial 100 Index.

•

At times, the Fund will hold uncommitted cash, which will be invested in short-term, money market instruments.

•

Subject to regulatory limitations, the Fund may also invest in exchange-traded funds that are based on the Dow Jones U.S. Financial Sector Index or, should they become available, on the Financial 100 Index, or that otherwise track closely to the Financial 100 Index, and in options on exchange-traded funds that track the Dow Jones U.S. Financial Sector Index.

•

The Fund attempts to invest in undervalued stocks of large-capitalization, U.S. companies, favoring those that seem inexpensive compared to their relative level of assets, earnings, momentum, and strength of management.

•

Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies.

•

The Fund may invest up to 20% of the Fund’s assets in foreign securities, including American Depository Receipts and locally traded securities.

•

The Fund may also invest in convertible bonds and other types of securities. In an effort to preserve the value of investments under volatile market conditions, the managers may invest more than 20% of the Fund’s assets in very short-term debt obligations called money market securities.

North Track S&P 100 Index Fund, North Track Large Cap Equity Fund and HighMark Value Momentum Fund: The investment objective and strategies of the Large Cap Equity Fund, the S&P 100 Index Fund and HighMark Value Momentum Fund are summarized briefly below; a more detailed description of HighMark Value Momentum Fund’s investment objective and strategies is set forth in Appendix B – Investment Objective, Principal Investment Strategies and Related Risks of the Acquiring Funds.

North Track S&P 100 Index Fund	North Track Large Cap Equity Fund	HighMark Value Momentum Fund
Investment Objective: To seek a total return from dividends and capital gains that, before deducting the Fund’s operating expenses, replicates the total return of the S&P 100 Index.	Investment Objective: To seek long-term capital appreciation and growth.	Investment Objective: To seek long-term capital growth with a secondary objective of income.

North Track S&P 100 Index Fund	North Track Large Cap Equity Fund	HighMark Value Momentum Fund

Principal Investment Strategies and Investments:

•

The Fund primarily invests in all 100 common stocks included in the S&P 100 Index, in approximately the same proportion as they are held in the Index.

•

Under normal market conditions, the Fund will invest at least 90% of its net assets in the stocks that comprise the S&P 100 Index.

•

From time to time, the Fund may hold uncommitted cash, which may be invested in cash equivalents or certain short-term, fixed-income securities. These investments will not perform the same as the S&P 100 Index. In order to achieve performance that more closely replicates the performance of the S&P 100 Index, the Fund may invest in any one or a combination of the following, not to exceed 10% of the Fund’s assets in aggregate:

•

the sale or purchase of covered calls or covered puts on the S&P 100 Index or individual stocks in the S&P 100 Index;

•

put or call options on the S&P 500 Index; or

•

subject to regulatory limitations, exchange traded funds that are based on the S&P 100 or S&P 500 Indexes or in options on such exchange traded funds.

Principal Investment Strategies and Investments:

•

The Fund invests primarily in equity securities of domestic companies with market capitalizations in excess of $1.0 billion and will seek to maintain an investment portfolio with sector and industry weightings similar to those of the S&P 500 Index.

•

Under normal conditions, the Fund will hold stocks of 50 to 70 companies.

•

Under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowing for investment purposes, in a portfolio of domestic equity securities of large capitalization companies.

•

The Fund will invest the balance of the Fund’s assets in equity securities of small cap and mid-cap companies and various other instruments, including American Depository Receipts, exchange-traded index futures contracts and index options, including options on futures contracts, which the Advisor determines are consistent with its investment program and the Fund’s investment objective.

•

The Fund may also, subject to regulatory limitations, invest in exchange-traded funds and in options on exchange-traded funds. From time to time, the Fund may elect to invest more than 25% of the Fund’s total assets in the common stocks of companies which operate in the financial sector.

Principal Investment Strategies and Investments:

•

The Fund invests primarily in U.S. stocks that are undervalued. The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund’s portfolio. They first identify stocks that they believe are undervalued relative to the market and to the security’s historic valuation. The portfolio managers then screen these stocks to eliminate those that demonstrate excessive negative price or earnings momentum.

•

The Fund generally will invest in companies with a medium to large market capitalization and a majority of them will pay dividends.

•

In addition to U.S. common stocks, the Fund may invest up to 20 %of the Fund’s assets in foreign securities, including American Depository Receipts and locally traded securities. The Fund may also invest in other types of securities.

•

In an effort to preserve the value of investments under volatile market conditions, the Fund may invest more than 35% of the Fund’s assets in very short-term debt obligations called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.

North Track S&P 100 Index Fund	North Track Large Cap Equity Fund	HighMark Value Momentum Fund
• When necessary, the Fund may hold uncommitted cash, which may be invested in short-term, money market instruments.

•

The Fund will hold uncommitted cash from time to time to maintain a level of liquidity deemed appropriate by the Advisor. The Fund will invest this uncommitted cash in cash equivalents, short-term money market instruments or certain short-term, fixed income securities.

In addition to the differences in the principal investment strategies described above, the Health Care Fund and the Financial Fund are each non-diversified mutual funds while HighMark Large Cap Growth Fund and HighMark Large Cap Value Fund are each diversified mutual funds within the meaning of the Investment Company Act of 1940 (the “1940 Act”). A “diversified” mutual fund may not, as to 75% of its total assets, purchase any security (other than U.S. Government securities or securities of other investment companies), if as a result more than 5% of the Fund’s total assets (taken at current value) would then be invested in securities of a single issuer. This means that the Health Care Fund and the Financial Fund are able to invest their assets in a more limited number of issuers than HighMark Large Cap Growth Fund and HighMark Large Cap Value Fund.

The Acquired Funds and the Acquiring Funds have adopted certain fundamental and non-fundamental investment policies. Fundamental investment policies cannot be changed without the consent of a majority of the outstanding shares of an Acquired Fund or an Acquiring Fund, as applicable, while non-fundamental investment policies can be changed without the consent of a majority of the outstanding shares of the Acquired Fund or the Acquiring Fund, as applicable.

The Acquired Funds’ fundamental and non-fundamental investment policies are different from the Acquiring Funds’ fundamental and non-fundamental investment policies. The Acquiring Funds’ fundamental and non-fundamental investment policies are the same as those used by many of the other investment portfolios offered by HighMark. The Acquiring Funds’ fundamental policies were adopted to avoid the necessity of shareholder meetings wherever possible unless otherwise required by the 1940 Act to allow the Acquiring Funds’ to react quickly to changes in the law or new investment opportunities in the securities market, without the cost and time involved in obtaining shareholder approvals for diversely held investment companies. The Acquired Funds’ fundamental policies are generally more restrictive than the Acquiring Funds’ fundamental policies, which means that the Acquiring Funds may not have to seek shareholder approval for certain changes to their investment strategies where the Acquired Funds would have to seek such approval. The Acquiring Funds, however, have also adopted non-fundamental investment policies that, in some instances, are more restrictive than their fundamental investment restrictions. For a description of certain material differences between an Acquired Fund’s fundamental and non-fundamental policies and its corresponding Acquiring Fund’s fundamental and non-fundamental policies, please see Appendix C – Comparison of Fundamental and Non-Fundamental Investment Policies.

For more information regarding any of the Acquired Funds’ or Acquiring Funds’ investment policies and restrictions, see the Acquired Funds’ Statement of Additional Information or the Acquiring Funds’ Statement of Additional Information relating to this Prospectus/Proxy Statement, respectively.

Prior to the closing of the Reorganizations, Ziegler, in consultation with HighMark Capital, may engage in a restructuring of the Acquired Funds’ portfolios as they deem appropriate to further align the Acquired Funds’ portfolio holdings with the investment strategies and portfolio holdings of the Acquiring Funds. Any brokerage or other transactional costs incurred by the Acquired Funds as a result of the restructuring will be reimbursed by Ziegler or HighMark Capital. Any gains recognized as a result of asset sales on a net basis are expected to be distributed to shareholders of the Acquired Funds as taxable dividends. Therefore, the Acquired Funds’ restructuring may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders. Please see “Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds -– Federal Income Tax Consequences.”

Additionally, prior to the Reorganizations, the Financial Fund will sell all of its holdings in The PNC Financial Services Group, Inc., an affiliate of HighMark Capital, which, as of January 20, 2009, represent 1.40% of its portfolio.

There is not a significant amount of overlap between the portfolio holdings of the Health Care Fund and HighMark Large Cap Growth Fund (approximately 9% of the Health Care Fund's positions overlap with those of HighMark Large Cap Growth Fund as of December 31, 2008). The Reorganization likely will cause a substantial amount of portfolio turnover as HighMark Large Cap Growth Fund repositions its portfolio after the Closing, which would result in material transaction costs to HighMark Large Cap Growth Fund. HighMark Capital has agreed to assume the transaction costs associated with such portfolio repositioning. If the expected portfolio repositioning occurred on February 27, 2009, HighMark Large Cap Growth Fund would incur approximately $0.00125 per share of capital losses as a result of the repositioning.

There is not a substantial amount of overlap between the portfolio holdings of the Financial Fund and HighMark Large Cap Value Fund (approximately 20% of the Financial Fund's positions overlap with those of HighMark Large Cap Value Fund as of December 31, 2008). The Reorganization likely will cause portfolio turnover of all or substantially all of the Financial Fund's positions as HighMark Large Cap Value Fund repositions its portfolio after the Closing, which would result in material transaction costs to HighMark Large Cap Value Fund. HighMark Capital has agreed to assume the transaction costs associated with such portfolio repositioning. If the expected portfolio repositioning occurred on February 27, 2009, HighMark Large Cap Value Fund would incur approximately $0.67794 per share of capital losses as a result of the repositioning.

There is not a substantial amount of overlap between the portfolio holdings of the S&P 100 Index Fund and HighMark Value Momentum Fund (approximately 37% of the S&P 100 Index Fund's positions overlap with those of HighMark Value Momentum Fund as of December 31, 2008). The Reorganization likely will cause a substantial amount of portfolio turnover as HighMark Value Momentum Fund repositions its portfolio after the Closing, which would result in material transaction costs to HighMark Value Momentum Fund. HighMark Capital has agreed to assume the transaction costs associated with such portfolio repositioning. If the expected portfolio repositioning occurred on February 27, 2009, HighMark Value Momentum Fund would incur approximately $0.01590 per share of capital gains as a result of the repositioning.

There is not a substantial amount of overlap between the portfolio holdings of the Large Cap Equity Fund and HighMark Value Momentum Fund (approximately 36% of the Large Cap Equity Fund's positions overlap with those of HighMark Value Momentum Fund as of December 31, 2008). The Reorganization likely will cause a substantial amount of portfolio turnover as HighMark Value Momentum Fund repositions its portfolio after the Closing, which would result in material transaction costs to HighMark Value Momentum Fund. HighMark Capital has agreed to assume the transaction costs associated with such portfolio repositioning. If the expected portfolio repositioning occurred on February 27, 2009, HighMark Value Momentum Fund would incur approximately $0.05394 per share of capital losses as a result of the repositioning.

6.

What are the principal risks of an investment in the Acquiring Funds and how do they compare with those of the Acquired Funds?

North Track Dow Jones U.S. Health Care 100 Plus Fund and HighMark Large Cap Growth Fund

The principal risks of HighMark Large Cap Growth Fund are similar to the principal risks associated with an investment in Health Care Fund (although the precise identification and descriptions of those risks may differ). See Appendix B – Investment Objective, Principal Investment Strategies and Related Risks of the Acquiring Funds for a more detailed summary of each of the principal risks relating to HighMark Large Cap Growth Fund.

A shareholder could lose some or all of the shareholder’s investment in the Health Care Fund or HighMark Large Cap Growth Fund. Among the principal risks of investing in either the Health Care Fund or HighMark Large Cap Growth Fund, which could adversely affect their net asset value and total return, are:

•

Market Risk. The possibility that a Fund’s stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of an investment will tend to go up or down in response to these movements.

•

Investment Style Risk. The possibility that the kinds of securities on which a Fund focuses will underperform other types of investments or the market as a whole. If a Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, a Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that an investor must pay.

•

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

•

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

An investment in the Health Care Fund is subject to the following principal investment risks, which are not principal investment risks of HighMark Large Cap Growth Fund:

•

Industry Concentration. Because a Fund structures its investment portfolio largely to approximate the composition of the Healthcare 100 Index, nearly all of the Dow Jones U.S. Healthcare 100 Plus Fund’s investments will consist of healthcare based companies. As a result, a Fund is concentrated (i.e., invests more than 25% of its assets) in industries that comprise the health care sector. The health care equipment and supplies, health care providers and services, health care technology, biotechnology, pharmaceuticals and life sciences tools & services industries are subject to the following risks:

•

Inability to obtain or retain Food and Drug Administration approval, a process which can be long and costly;

•

Expiration or infringement of patent protection, which could adversely effect profitability;

•

Obsolescence of the product or service;

•

Extensive litigation based on product liability and similar claims; and

•

Market competition from unregulated foreign markets.

•

Overweighting/Underweighting and Options Strategies. Overweighting/underweighting strategies, investments in stocks that are not on the Healthcare 100 Index and the use of stock options involve the risk that the investment adviser will incorrectly identify those stocks that will either under perform or out perform the Healthcare 100 Index.

•

Imperfect Correlation. A Fund’s performance will not precisely track that of the Healthcare 100 Index. In addition to the effects of the investment adviser’s overweighting/underweighting strategies and investments in stocks that are not on the Healthcare 100 Index, instruments used by the investment adviser to equitize cash may not perform the same as the Index. Unlike the Healthcare 100 Index, a Fund incurs transaction costs (e.g., brokerage commissions, etc.) in order to maintain a portfolio of securities that closely mirrors the composition of the Healthcare 100 Index, and also incurs other fees and operating expenses that adversely affect its return relative to the Healthcare 100 Index.

•

Non-Diversification. The risk that, as a “non-diversified” fund under the 1940 Act, a Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

An investment in HighMark Large Cap Growth Fund is subject to the following principal investment risk, which is not a principal investment risk of the Health Care Fund:

•

Foreign Securities and Currency Risks. Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

North Track Dow Jones US Financial 100 Plus Fund and HighMark Large Cap Value Fund

The principal risks of HighMark Large Cap Value Fund are similar to the principal risks associated with an investment in the Financial Fund (although the precise identification and descriptions of those risks may differ). See Appendix B – Investment Objective, Principal Investment Strategies and Related Risks of the Acquiring Funds for a more detailed summary of each of the principal risks relating to HighMark Large Cap Value Fund.

A shareholder could lose some or all of the shareholder’s investment in the Financial Fund or HighMark Large Cap Value Fund. Among the principal risks of investing in either the Financial Fund or HighMark Large Cap Value Fund, which could adversely affect their net asset value and total return, are:

•

Market Risk. The possibility that a Fund’s stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of an investment will tend to go up or down in response to these movements.

•

Investment Style Risk. The possibility that the kinds of securities on which a Fund focuses will underperform other types of investments or the market as a whole. If a Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, a Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that an investor must pay.

•

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a fund will make it more sensitive to interest rate risk.

•

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

An investment in the Financial Fund is subject to the following principal investment risks, which are not principal investment risks of HighMark Large Cap Value Fund:

•

Industry Concentration. Because a Fund structures its investment portfolio largely to approximate the composition of the Financial 100 Index, nearly all of the Dow Jones U.S. Financial 100 Plus Fund’s investments will consist of financial services based companies. As a result, a Fund is concentrated (i.e., invests more than 25% of its assets) in industries that comprise the financial services sector. In addition, if a particular industry represents more than 25% of the Financial 100 Index, the Fund will have a similar percentage of its total assets invested in securities of companies within that same industry. This industry concentration exposes the Fund to risks associated with economic conditions in the financial services sector. Those risks include the following, among others:

•

Government Regulation. Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

•

Interest Rate Increases. The profitability of companies in this sector is adversely affected by increases in interest rates.

•

Loan Losses. The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

•

Consolidation and Competition. Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

•

Overweighting/Underweighting and Options Strategies. The risk that the investment adviser will incorrectly identify those stocks that will either under perform or out perform the Financial 100 Index. If the Advisor’s judgment proves correct, a Fund’s performance will improve relative to the Financial 100 Index. Conversely, if the Advisor’s judgment proves incorrect, a Fund’s performance will decline relative to the Index.

•

Imperfect Correlation. A Fund’s performance will not precisely track that of the Financial 100 Index. In addition to the effects of the investment adviser’s overweighting/underweighting strategies and investments in stocks that are not on the Financial 100 Index, instruments used by the investment adviser to equitize cash may not perform the same as the Index. Unlike the Financial 100 Index, a Fund incurs transaction costs (e.g., brokerage commissions, etc.) in order to maintain a portfolio of securities that closely mirrors the composition of the Financial 100 Index, and also incurs other fees and operating expenses that adversely affect its return relative to the Financial 100 Index.

•

Non-Diversification. The risk that, as a “non-diversified” fund under the 1940 Act, a Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

An investment in HighMark Large Cap Value Fund is subject to the following principal investment risks, which is not a principal investment risk of the Financial Fund:

•

Foreign Securities and Currency Risks. Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

North Track Large Cap Equity Fund, North Track S&P 100 Index Fund and
HighMark Value Momentum Fund

The principal risks of HighMark Value Momentum Fund are similar to the principal risks associated with an investment in the Large Cap Equity Fund or the S&P 100 Index Fund (although the precise identification and descriptions of those risks may differ). See Appendix B – Investment Objective, Principal Investment Strategies and Related Risks of the Acquiring Funds for a more detailed summary of each of the principal risks relating to HighMark Value Momentum Fund.

A shareholder could lose some or all of the shareholder’s investment in the Large Cap Equity Fund, the S&P 100 Index Fund or HighMark Value Momentum Fund. Among the principal risks of investing in the Large Cap Equity Fund, the S&P 100 Index Fund or HighMark Value Momentum Fund, which could adversely affect their net asset value and total return, are:

•

Market Risk. The possibility that a Fund’s stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of an investment will tend to go up or down in response to these movements.

•

Investment Style Risk. The possibility that the kinds of securities on which a Fund focuses will underperform other types of investments or the market as a whole. If a Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, a

Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that an investor must pay.

•

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a fund will make it more sensitive to interest rate risk.

•

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

An investment in the S&P 100 Index Fund is subject to the following principal investment risks, which are not principal investment risks of HighMark Value Momentum Fund:

•

Options Strategies. The risk that a Fund will incorrectly identify pricing anomalies on options or their underlying stocks or the index.

•

Imperfect Correlation. Although a Fund seeks to replicate the performance of the S&P 100 Index, a Fund’s performance will not precisely track the S&P 100 Index in all market conditions. A Fund’s investments in options as well as other securities not in the Index, although limited, may not perform the same as the Index and may adversely affect a Fund’s return relative to the Index. In addition, unlike the Index, a Fund incurs transaction costs (e.g., brokerage commissions, etc.) and other fees and operating expenses.

An investment in the Large Cap Equity Fund is subject to the following principal investment risks, which are not principal investment risks of HighMark Value Momentum Fund:

•

Options and Futures Strategies. Losses associated with index futures contracts and index options in which a Fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for a Fund. Also, there is a possibility that active trading may decline or cease all together in the secondary market for a futures contract or option held by a Fund. A Fund consequently might be unable to close out a position prior to its maturity date.

•

Sector Concentration. Under specific market conditions, the investment adviser believes, based on its research and relative valuation analysis, that the financial services sector may outperform a Fund’s benchmark. Therefore, during times when such market conditions persist, the investment adviser may concentrate (i.e., invest more than 25% of a Fund’s assets) a Fund’s investments in industries that comprise the financial services sector. At times when a Fund’s investments are so concentrated, a Fund would be exposed to risks associated with economic conditions unique to the financial services sector, including, among others:

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Government Regulation. Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

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Interest Rate Increases. The profitability of companies in this sector is adversely affected by increases in interest rates.

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Loan Losses. The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

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Consolidation and Competition. Recently enacted laws have fostered, and continue to foster, inter-industry consolidation and competition in the financial sector.

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Change in Investment Objective. The investment objective of a Fund is non-fundamental. Thus, a Fund is subject to the risk that its investment objective may be changed by the Board of Directors, without shareholder approval, upon at least 60 days’ advance written notice to shareholders.

An investment in HighMark Value Momentum Fund is subject to the following principal investment risk, which is not a principal investment risk of the Large Cap Equity Fund or the S&P 100 Index Fund:

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Foreign Securities and Currency Risks. Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

7.

What Acquiring Fund shares will stockholders of the Acquired Funds receive if the Reorganizations occur?

Class A, Class B and Class C stockholders of an Acquired Fund will receive corresponding Class A, Class B, or Class C shares of the corresponding Acquiring Fund. Class R stockholders of an Acquired Fund will receive Class A shares of the corresponding Acquiring Fund. The Health Care Fund and the Financial Fund are each non-diversified series of, and the S&P 100 Index Fund and the Large Cap Equity Fund are each diversified series of, North Track, a Maryland corporation, and each Acquired Fund is governed by North Track’s charter and by-laws. HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund and HighMark Value Momentum Fund are each diversified series of HighMark, a Massachusetts business trust, and each Acquiring Fund is governed by HighMark’s Declaration of Trust and a Code of Regulations. If the Reorganizations occur, investors will have voting and other rights generally similar to those they had as stockholders of the Acquired Funds, but as shareholders of the applicable Acquiring Funds. With respect to matters to be voted on by the shareholders of all the series of HighMark as a group, such as the election of Trustees or matters affecting the entire trust, the votes of shareholders of each class of shares of the Acquiring Funds would be counted with the other share classes of the Acquiring Funds and with all the other series of HighMark. In these instances, the vote of former stockholders of an Acquired Fund would be diluted by the votes of the other share classes and other series of HighMark. Additionally, former stockholders of an Acquired Fund will each own a percentage of the corresponding Acquiring Fund that is less than the percentage of the Acquired Fund owned prior to the Reorganizations.

The following are some of the significant differences between North Track’s charter and by-laws and Maryland law and HighMark’s Declaration of Trust and Code of Regulations and Massachusetts law.

North Track Dow Jones U.S. Health Care 100 Plus Fund, North Track Dow Jones U.S. Financial 100 Plus Fund, North Track S&P 100 Index Fund, North Track Large Cap Equity Fund	HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark Value Momentum Fund
• A stockholder of a Maryland corporation who has fully paid the subscription price for his shares generally has no personal liability in excess of his shares.

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 Shareholders of a Massachusetts business trust could, in certain circumstances, be held personally liable for the obligations of the trust. HighMark’s Declaration of Trust, however, disclaims shareholder liability for the acts or obligations of HighMark and requires that every note, bond, contract, order or other undertaking issued by or on behalf of HighMark or the Trustees of HighMark relating to HighMark or any series of HighMark shall recite that the obligations of such instrument are not binding on the shareholders individually. HighMark’s Declaration of Trust provides that a shareholder or former shareholder held to be personally liable solely by reason of his being or having been a shareholder shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability. Thus, the risk of a

North Track Dow Jones U.S. Health Care 100 Plus Fund, North Track Dow Jones U.S. Financial 100 Plus Fund, North Track S&P 100 Index Fund, North Track Large Cap Equity Fund	HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark Value Momentum Fund
shareholder’s incurring a financial loss from shareholder liability is limited to circumstances in which HighMark would be unable to meet its obligations.
• There is no provision for stockholder action taken without a meeting.	• The consent of a majority of the shares entitled to vote on the matter is required for shareholder action taken without a meeting.
• Stockholders and the Board of Directors of North Track may amend North Track’s by-laws.	• HighMark’s Code of Regulations may be amended by the Trustees at any meeting of the Board of Trustees.
• Stockholders have certain inspection rights under Maryland law.	• Massachusetts law does not provide for inspection rights for shareholders of a business trust.

Please see Appendix F – Comparison of Organizational Documents and Governing Law for more information regarding the differences between the rights of shareholders of the Acquiring Funds and those of the Acquired Funds.

8.

How will the net asset value of the Acquired Funds be determined for purposes of the Reorganizations?

The valuation policies and procedures of the Acquiring Funds will be used to determine the aggregate net asset value of the portfolio securities of an Acquired Fund to be transferred to its corresponding Acquiring Fund.

9.

How do the shareholder policies and procedures of the Acquiring Funds compare to the stockholder policies and procedures of the Acquired Funds?

The Acquired Funds and the Acquiring Funds have similar stockholder/shareholder policies and procedures. The following is a summary comparison of these policies and procedures. For a more detailed description of the shareholder policies and procedures of the Acquiring Funds, see Appendix D – Information Applicable to the Acquiring Funds.

Classes Of Shares.

The Health Care Fund, the Financial Fund and the S&P 100 Index Fund currently offer four classes of shares, and the Large Cap Equity Fund currently offers three classes of shares. The Acquiring Funds each offer four classes of shares: Class A, Class B, Class C and Fiduciary.

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Class A and Class C shares of the Acquiring Funds are available to the general public.

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Class B shares of the Acquiring Funds are available to Class B shareholders of other series of HighMark and will be available to Class B stockholders of the Acquired Funds and.

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Fiduciary shares are available only to financial institutions, fiduciary clients of Union Bank, N.A., which is the parent company of HighMark Capital, and certain other qualified investors.

Exchange Privileges.

Class A, Class B and Class C shareholders of the Acquiring Funds may exchange their shares for Class A, Class B or Class C shares, respectively, of another Acquiring Fund or for Class A, Class B or Class C shares, respectively, of one of HighMark’s other investment portfolios. The cost for such an exchange is based on the relative net asset value of the shares being exchanged. There is no sales charge on the exchange in most cases, although there may be a sales charge on certain exchanges of Class A shares of the Acquiring Funds. See Appendix D – Information Applicable to the Acquiring Funds for more information.

Redemption Procedures.

The redemption procedures for the Acquired Funds and the Acquiring Funds are similar. Both the Acquired Funds and the Acquiring Funds allow redemption requests to be submitted by telephone or mail. Redemption proceeds may be mailed or sent by wire.

Certain differences between the redemption policies for the Acquired Funds and the Acquiring Funds are described below.

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The Acquired Funds allow redemption requests to be made via online account access.

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The Acquiring Funds allow redemption proceeds to be delivered by electronic funds transfer.

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With respect to the Acquired Funds, redemption requests by telephone may not exceed $100,000. The Acquiring Funds allow for telephone redemption requests for any amount.

Automatic Investments and Systematic Withdrawals.

The Acquired Funds and the Acquiring Funds offer an automatic investment plan that allows shareholders to make regular investments in the Acquiring Funds through automatic deductions from a checking account. The Acquired Funds require a minimum initial investment and minimum subsequent monthly investments of $50. The Acquiring Funds require minimum monthly investments of $100 per Acquiring Fund.

The Acquired Funds offer a systematic withdrawal plan that allows stockholders to withdraw a minimum of $150 per month. A stockholder must have a minimum account size of $10,000 to participate in the Acquired Funds’ systematic withdrawal plan. The Acquired Funds will only accept investments from stockholders participating in the systematic withdrawal plan of a minimum of $1,000. The Acquiring Funds offer a similar plan; the minimum withdrawal for the Acquiring Funds’ systematic withdrawal plan is $100 per Acquiring Fund, and the minimum account size is $5,000 to participate. An Acquiring Fund shareholder must also have their dividends automatically reinvested to participate in the systematic withdrawal plan. The Acquiring Funds do not require a minimum investment from participants in the systematic withdrawal plan.

10.

What are the U.S. federal income tax consequences of the Reorganizations?

The Reorganizations are expected to be tax-free reorganizations for U.S. federal income tax purposes although this result is not free from doubt. This means that neither the Acquired Funds nor stockholders of the Acquired Funds are expected to recognize a gain or loss directly as a result of the Reorganizations. However, because the Reorganizations will terminate the tax years of the Acquired Funds (substituted by the tax years of the corresponding Acquiring Funds), the Reorganizations may accelerate distributions from the Acquired Funds to their stockholders. Specifically, before a Reorganization, the Acquired Fund is expected to declare a dividend of any net investment company taxable income and any net capital gains, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any capital loss carryforwards), in the short tax year ending on the date of the Reorganization, and to distribute such dividend to stockholders.

The aggregate tax basis of Acquiring Fund shares received by a stockholder of an Acquired Fund in a Reorganization is expected to be the same as the aggregate tax basis of the stockholder’s Acquired Fund shares. The stockholder’s holding period for Acquiring Fund shares received pursuant to a Reorganization is expected to be determined by including the holding period for the Acquired Fund shares exchanged for such Acquiring Fund Shares, provided that the shareholder held the Acquired Fund shares as a capital asset. At any time prior to the consummation of the Reorganizations, a stockholder may redeem shares, likely resulting in recognition of gain or loss to such stockholder for federal income tax purposes.

Prior to the Reorganizations, a substantial portion of the portfolio assets of each Acquired Fund may be sold. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis are expected to be distributed to the Acquired Fund’s stockholders as capital gain dividends (to the extent of “net capital gains” – net long-term capital gains in excess of net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains in excess of net long-term capital losses) during or with respect to the year of sale, and such distribution would be taxable to such stockholders. For more information about the federal income tax consequences of the Reorganizations, see “Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds - Board of Directors’ Considerations – Federal Income Tax Consequences” below.

11.

What other changes will occur as a result of the Reorganizations?

HighMark is governed by Trustees and officers who are different from the Directors and officers of North Track. For a list of HighMark’s Trustees and officers and their principal occupation or occupations for the past five years, please see the Statement of Additional Information relating to this Prospectus/Proxy Statement. Some of the various service providers for HighMark are different from those of North Track. See “Proposals 1, 2, 3 and 4: Reorganizations of the Acquired Funds into the Acquiring Funds – Comparison of Service Providers” below. The Acquiring Funds also have different operating and compliance policies and procedures, such as codes of ethics, privacy policies and policies regarding transactions with affiliates, than those of the Acquired Funds. In addition, consistent with HighMark’s other investment portfolios, the Acquiring Funds have a fiscal year end of July 31, rather than the fiscal year end of October 31 that is currently used by the Acquired Funds.

II. PROPOSALS 1, 2, 3 AND 4: REORGANIZATIONS OF THE ACQUIRED FUNDS INTO THE ACQUIRING FUNDS.

Introduction.

This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the stockholders of the Acquired Funds by and on behalf of the Board of Directors of North Track for use at the Meeting to approve each Reorganization. The Meeting will be held at the offices of North Track on May 22, 2009 at 10:00 a.m. Central Time. Stockholders of an Acquired Fund are only being asked to approve the Agreement and Plan of Reorganization relating to their Acquired Fund; however, the consummation of each Reorganization is conditioned upon all of the Other Reorganizations being approved subject to certain exceptions.

Terms Of The Proposed Reorganization.

The following is a brief summary of the principal terms of the Agreements and Plans of Reorganization and is qualified in its entirety by the Agreements and Plans of Reorganization. For a more complete understanding of the Agreements and Plans of Reorganization, you should read Appendix A.

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Each Acquired Fund will transfer all of its assets and identified liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities. “Identified liabilities” consist of liabilities reflected on a Statement of Assets and Liabilities of the applicable Acquired Fund prepared as of the Valuation Date (as defined below) and such other liabilities incurred by such Acquired Fund from the Valuation Date through the Closing Date of a type and in an amount which is consistent with such Acquired Fund’s ordinary course of business. In the event that there are liabilities of an Acquired Fund other than the identified liabilities of such Acquired Fund, then under Maryland law, each stockholder of the Acquired Fund may be held liable for such liabilities up to the value of the Acquiring Fund shares such stockholder receives in the Reorganization. Notwithstanding the foregoing, Ziegler has agreed to assume all liabilities of the Acquired Funds, whether absolute or contingent, known or unknown, accrued or unaccrued, that are not assumed by the Acquiring Funds in connection with the Reorganizations.

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The assets and liabilities of each Acquired Fund will be valued as of the close of trading on the New York Stock Exchange on the business day immediately preceding the Closing Date (the “Valuation Date”), using the valuation policies and procedures for the Acquiring Funds as set forth in HighMark’s Declaration of Trust, the Acquiring Funds’ valuation procedures, this Prospectus/Proxy Statement and the related Statement of Additional Information.

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Class A, Class B and Class C shares of the applicable Acquiring Fund will be distributed by the applicable Acquired Fund to Class A, Class B and Class C stockholders of such Acquired Fund in accordance with their respective percentage ownership interests in Class A, Class B and Class C shares, respectively, of such Acquired Fund and Class A shares of such Acquiring Fund will be distributed to Class R stockholders of such Acquired Fund, if any, in accordance with their respective percentage ownership interests in Class R shares of the applicable Acquired Fund.

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After the Reorganizations, each Acquired Fund’s affairs will be wound up in an orderly fashion and it will be terminated under state law.

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Each Reorganization requires approval by the applicable Acquired Fund’s stockholders and satisfaction of a number of other conditions; the Reorganizations may be terminated at any time with the approval of HighMark and North Track and under certain other circumstances.

Shares Stockholders Will Receive.

If the Reorganizations occur, stockholders of each class of shares of an Acquired Fund (other than Class R stockholders) will receive the same class of shares of the corresponding Acquiring Fund. Class R stockholders will receive Class A shares of the corresponding Acquiring Fund. In comparison to the shares a stockholder owns prior to the Reorganizations, the shares a stockholder receives will have the following characteristics:

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They will have an aggregate net asset value equal to the aggregate net asset value of a stockholder’s shares as of the business day before the closing of the Reorganizations, as determined using HighMark’s valuation policies and procedures.

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Similar to a stockholder’s Acquired Fund shares, the Acquiring Fund shares bear sales charges and distribution fees, although the charges and fees are different amounts. Class A shares of the Acquiring Funds bear a maximum sales charge imposed on purchases of 5.50%, Class B shares of the Acquiring Funds bear a maximum deferred sales charge of 5.00% and Class C shares of the Acquiring Funds bear a maximum deferred sales charge of 1.00%. Further, each class of Acquiring Fund shares also charge 12b-1 distribution fees that are lesser than or equal to the 12b-1 distribution fees charged to Acquired Fund shares. Stockholders of the Acquired Funds will not pay additional sales charges in connection with the Reorganizations, although contingent deferred sales charges applicable to share purchases made prior to the Reorganizations will continue to apply, and a higher sales charge may apply in the event a former Acquired Fund stockholder decides to purchase more shares of an Acquiring Fund.

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The procedures for purchasing and redeeming a stockholder’s shares will not materially change as a result of the Reorganizations.

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Stockholders will have more exchange options than they currently have since in most cases Class A, Class B and Class C shareholders of the Acquiring Funds may exchange their shares for Class A, Class B or Class C shares, respectively, of HighMark’s other investment portfolios without a sales charge, although there may be a sales charge on certain exchanges of Class A shares of the Acquiring Funds. See Appendix D – Information Applicable to the Acquiring Funds for more information.

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Stockholders will have voting and other rights generally similar to those they currently have, but as shareholders of the Acquiring Funds.

For further information on the shareholder policies and procedures of the Acquiring Funds, please read “How do the shareholder policies and procedures of the Acquiring Funds compare to the stockholder policies and procedures of the Acquired Funds?” in this Prospectus/Proxy Statement and Appendix D – Additional Information Applicable to the Acquiring Funds. For further information on the differences between the rights of stockholders of the Acquired Funds and shareholders of the Acquiring Funds, please read “What class of Acquiring Fund shares will stockholders of the Acquired Funds receive if the Reorganizations occur?” in this Prospectus/Proxy Statement and Appendix F – Comparison of Organizational Documents and Governing Law.

Board of Directors’ Considerations.

In late 2007, Ziegler reported to the Board of Directors of North Track (the “Board”) that its strategic focus in the future would emphasize its core institutional money management business, and that Ziegler was contemplating exiting the retail mutual fund business in the longer term. Management and the Board discussed and considered the implications of this plan on the future of the Acquired Funds and began to evaluate alternatives that would best serve the shareholders of each Acquired Fund. The Board deemed it preferable, to the extent possible, to find one or more fund families which might be interested in carrying on the business of the Acquired Funds, either by consolidating them with compatible, larger mutual funds already in existence or as newly organized funds within the fund family. The Board acknowledged that, to the extent such a compatible and appropriate successor could not be found for any of the Acquired Funds, the Board may have to recommend to shareholders that they approve liquidation of the particular Acquired Fund(s). The Board deemed identifying a possible successor fund family or families as preferable because it would give shareholders an opportunity to continue their investment in a compatible investment vehicle and potentially could be accomplished in a tax-free reorganization in which shareholders would not realize any taxable gain or loss.

To that end, the Board directed management and Ziegler to investigate a possible fund family or families that might be interested in taking over one or more of the Acquired Funds. Ziegler retained the services of Jack McDonald, a financial advisor then affiliated with Raymond James & Associates (the “Financial Consultant”), to assist in identifying and contacting one or more compatible fund families. During the summer and early fall of 2008, Ziegler contacted thirty-six fund managers, eight of whom expressed interest, signed confidentiality agreements, obtained and reviewed information about the Acquired Funds and participated in discussions with Ziegler and its

Financial Consultant. Four of those managers proposed combining some or all of the Acquired Funds with their fund families.

At a meeting on September 11-12, 2008, management presented to the Board information regarding each of these managers and an outline of how each of them would propose to map one or more of the Acquired Funds into their fund families. The Board of Directors identified two of the interested parties as superior fits, including HighMark, and instructed management to conduct further discussions with those parties. Management kept the Board apprised of developments in the ensuing discussions. At its meeting held on December 11-12, 2008, management presented the Board with the details of proposals from both parties. Representatives of HighMark Capital also gave a presentation to the Board at that meeting and described for the Board the origins and background of the HighMark funds and of its strategic growth plan for its mutual fund operations. The HighMark Capital representatives also discussed with the Board the investment objectives, strategies and programs of each of the HighMark funds into which the Acquired Funds would be reorganized. As a result of that meeting, the Board directed management and Ziegler to proceed with discussions with HighMark regarding the reorganizations and to negotiate the terms of definitive agreements.

The Board, at a meeting on January 27, 2009, unanimously approved the Agreements and Plans of Reorganization and determined that the Reorganization of (i) the Health Care Fund into the HighMark Large Cap Growth Fund, (ii) the Financial Fund into the HighMark Large Cap Value Fund, (iii) the S&P 100 Index Fund into the HighMark Value Momentum Fund and (iv) the Large Cap Equity Fund into the HighMark Value Momentum Fund would be advisable and in the best interests of the Acquired Funds and their stockholders.

The factors considered most important by the Board in formulating its recommendation that shareholders approve the Reorganizations included the following:

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HighMark Capital’s strong reputation, substantial experience, scale and commitment to future growth in the retail mutual fund space.

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The strong financial backing of HighMark Capital by both its immediate parent, Union Bank, N.A., and its ultimate parent company, Mitsubishi UFJ Financial Group, Inc.

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The strength of HighMark Capital’s investment management team and operations personnel and the stability of those resources.

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Ziegler’s assessment during its due diligence investigation of HighMark’s operations that the legal and regulatory compliance culture of HighMark and its service providers was strong.

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HighMark’s established distribution channels.

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HighMark’s broad offering of other funds within its fund family, which provides shareholders of the Acquired Funds an opportunity to diversify their investments into even a larger number of investment strategies without having to move outside of the HighMark family.

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Economies of scale available to shareholders through the consolidation of each of the Acquired Funds into a larger fund, which potentially could help reduce future annual operating expense ratios.

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The fact that each Reorganization will be structured as a tax-free transaction, meaning stockholders will not recognize gain or loss on the exchange of their shares for shares of the relevant Acquiring Fund.

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The fact that HighMark proposed to assume all of the funds in the North Track fund family except for the North Track Cash Reserve Fund and the North Track Strategic Allocation Fund. This meant that shareholders invested in multiple Funds would be able to continue similar investments in a single fund family.

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The substantial overlap in the securities portfolio of each Acquired Fund with the Acquiring Fund into which it will be reorganized and the manageable amount of built-in gains in the securities portfolios of the Acquired Funds, which will allow the securities portfolio of each Acquired Fund to be repositioned to align its holdings with the investment strategy and program of the relevant

Acquiring Fund without generating significant capital gains that must be distributed to the Acquired Fund shareholders.

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The fact that the Board reviewed and considered reasonable the compensation and other benefits to be received by Ziegler and its affiliates as a result of the Reorganizations and the fact that the Board also understood that the additional assets obtained by the Acquiring Funds in connection with the Reorganizations would increase the advisory fees to be received by HighMark Capital.

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The fact that the stockholders will bear no costs associated with the Reorganizations, all of which will be borne by Ziegler and its affiliates and HighMark Capital and its affiliates.

The Board also considered factors relating specifically to the proposed Reorganizations involving the Health Care Fund and the Financial Fund. In particular, the Board concurred with the view of management of such Acquired Funds and of Ziegler that passively managed financial and healthcare sector funds are not a viable long-term strategy, and that shareholders therefore would benefit by combining those two Acquired Funds with more diverse, large cap funds which are actively managed. The Board also concluded that the performance of HighMark Large Cap Value Fund and HighMark Large Cap Growth Fund was satisfactory. Other specific considerations deemed important by the Board in formulating its recommendation with respect to the Reorganizations of these two Acquired Funds included:

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The investment objective of each of the Acquiring Funds is consistent with the investment objective of the relevant consolidating Acquired Funds.

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The operating expense ratios of each class of shares of HighMark Large Cap Growth Fund and HighMark Large Cap Value Fund are each less than the expense ratios of the corresponding classes of shares of the Health Care Fund and the Financial Fund, respectively.

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The Health Care Fund’s total returns for the 1-, 3- and 5-year periods ended November 30, 2008, were -31.04, -6.42 and -0.67, respectively, compared to the total returns of HighMark Large Cap Growth Fund for the same periods, which were -36.05, -9.59 and -3.06, respectively.

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The Financial Fund’s total returns for the 1-, 3- and 5-year periods ended November 30, 2008, were -55.43, -23.52 and -11.43, respectively, compared to the total returns of HighMark Large Cap Value Fund for the same periods, which were -36.15, -8.51 and 0.30, respectively.

With respect to the S&P 100 Index Fund, the Board was influenced by the view of management of the Acquired Funds and of Ziegler that, given the size of this Acquired Fund, it had not achieved economies of scale that allowed it successfully to compete with the many large cap equity index funds available in the marketplace with much lower expense ratios. The Board therefore concluded that shareholders would benefit if this large cap blend fund were consolidated with HighMark Value Momentum Fund, which is an actively managed large cap value fund benchmarked against the S&P 500 Index. The Board also concluded that the performance of HighMark Value Momentum Fund was satisfactory. Other specific considerations that were important factors in the Board’s decision to recommend the Reorganization of the S&P 100 Index Fund with HighMark Value Momentum Fund included the following:

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The Board acknowledged that the expense ratio of the Acquiring Fund is somewhat greater than that of the Acquired Fund, however, the Board noted that the Acquired Fund’s expense ratio made it difficult for the Acquired Fund to compete with larger, low cost passively managed large cap equity funds available as alternatives for investors. The Board also determined that the potential value achievable for shareholders through the Acquiring Fund’s active management investment style justified and made appropriate the increased expense ratio.

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The comparable investment objectives and programs of the Acquired Fund and the Acquiring Fund and the substantial overlap in their securities portfolios.

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The large asset size of the Acquiring Fund after giving effect to the Reorganization as compared to the Acquired Fund, which the Board believed offered the opportunity for efficiencies of scale over the long term.

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The S&P 100 Index Fund’s total returns for the 1-, 3- and 5-year periods ended November 30, 2008, were -36.32, -7.69 and -2.45, respectively, compared to the total returns of HighMark Value Momentum Fund for the same periods, which were -39.73, -9.06 and -0.84, respectively.

The Board considered the following additional factors specific to the proposed Reorganization of the Large Cap Equity Fund with HighMark Value Momentum Fund:

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The comparable investment objectives and programs of the Acquired Fund and the Acquiring Fund and the overlap in their portfolio holdings.

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The economies of scale provided by the much larger asset size of the Acquiring Fund as compared to the Acquired Fund, resulting in a lower expense ratio.

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The Large Cap Equity Fund’s total return for the 1-year period ended November 30, 2008, was -34.18 compared to the total return of HighMark Value Momentum Fund for the same period, which was -39.73.

The Board of Trustees of HighMark approved the Reorganizations at a meeting held on January 23, 2009. A vote of shareholders of the Acquiring Funds is not needed to approve the Reorganizations.

Performance Information.

The charts and tables below provide some indication of the risk of investing in the Acquired Funds and the Acquiring Funds, respectively, by showing changes in each Fund’s performance from year to year, and by comparing each Fund’s returns with those of a broad measure of market performance. The bar chart for each of the Health Care Fund, the Financial Fund and the Large Cap Equity Fund show changes in such Acquired Fund’s performance for Class A shares for each full calendar year since it was launched, but the returns do not reflect the impact of sales charges you pay when you buy shares. If they did, the returns would be lower than those shown. The bar charts for the S&P 100 Index Fund and each Acquiring Fund show changes in each such Fund’s performance for the past ten calendar years for Class A shares, but the returns do not reflect the impact of sales charges you pay when you buy shares. If they did, the returns would be lower than those shown. The returns in the tables below reflect the impact of sales charges when you buy shares. As a result, the returns in the tables are lower than the returns in the bar charts.

The Acquiring Funds do not offer Class R shares. Class R stockholders of each applicable Acquired Fund will receive Class A shares of the corresponding Acquiring Fund. Class R shares of the Acquired Funds are subject to higher distribution fees than Class A shares of the Acquiring Funds. Class A shares are expected to have lower total annual fund operating expenses than Class R shares.

EACH FUND’S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN ANY OF THE FUNDS. NEITHER THE ACQUIRED FUNDS NOR THE ACQUIRING FUNDS MAY ACHIEVE THEIR INVESTMENT OBJECTIVE. EACH OF THE FUND’S PERFORMANCE AFTER THE PERIODS SHOWN MAY DIFFER SIGNIFICANTLY FROM ITS PERFORMANCE DURING THE PERIODS SHOWN. NO ASSURANCE CAN BE GIVEN THAT THE ACQUIRING FUNDS WILL ACHIEVE ANY PARTICULAR LEVEL OF PERFORMANCE AFTER THE REORGANIZATIONS.

North Track Dow Jones U.S. Health Care 100 Plus Fund

-21.47%	25.33%	6.64%	8.44%	5.51%	6.75%	-24.52%
2002	2003	2004	2005	2006	2007	2008

For periods shown in bar chart:

Best quarter: Second Quarter 2003, 13.50%

Worst quarter: Second Quarter 2002, -16.10%

HighMark Large Cap Growth Fund

21.77%	-24.39%	-35.63%	-21.44%	24.76%	2.13%	11.39%	5.26%	10.05%	-36.21%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

For periods shown in bar chart:

Best quarter: Fourth Quarter 1999, 18.36%

Worst quarter: First Quarter 2001, -31.46%

North Track Dow Jones U.S. Financial 100 Plus Fund

-13.90%	29.88%	10.61%	5.56%	17.95%	-19.37%	-52.88%
2002	2003	2004	2005	2006	2007	2008

For periods shown in bar chart:

Best quarter: Second Quarter 2003, 17.90%

Worst quarter: Fourth Quarter 2008, -34.54%

HighMark Large Cap Value Fund

1.44%	-0.17%	-16.26%	-19.48%	27.74%	17.82%	9.76%	18.86%	1.10%	-33.38%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

For periods shown in bar chart:

Best quarter: Second Quarter 2003, 16.66%

Worst quarter: Third Quarter 2002, -19.42%

North Track S&P 100 Index Fund

32.32%	-12.93%	-15.11%	-23.68%	24.90%	5.23%	0.07%	17.29%	5.26%	-35.97%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

For periods shown in bar chart:

Best quarter: Fourth Quarter 1999, 18.53%

Worst quarter: Fourth Quarter 2008, -20.42%

North Track Large Cap Equity Fund

-32.89%
2008

For periods shown in bar chart:

Best quarter: Second Quarter 2008, -1.03%

Worst quarter: Fourth Quarter 2008, -18.36%

HighMark Value Momentum Fund

12.50%	1.53%	-6.58%	-20.58%	29.46%	14.25%	6.88%	20.22%	2.18%	-38.39%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

For periods shown in bar chart:

Best quarter: Second Quarter 2003, 17.41%

Worst quarter: Fourth Quarter 2008, -24.16%

North Track Dow Jones U.S. Health Care 100 Plus Fund

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	Since Inception (4/17/01)
North Track Dow Jones U.S. Health Care 100 Plus Fund Class A Shares (with a 5.25% sales charge)
Return Before Taxes	-28.49%	-1.41%	-0.41%
Return After Taxes on Distributions	-29.26%	-1.84%	-0.72%
Return After Taxes on Distributions and Sale of Fund Shares	-24.21%	-1.14%	-0.33%
Class B Shares (with applicable Contingent Deferred Sales Charge)	-28.46%	-1.40%	-0.43%
Class C Shares (with applicable Contingent Deferred Sales Charge)	-25.75%	-1.08%	-0.43%
Dow Jones US Healthcare 100 Index[1] (reflects no deduction for fees, expenses or taxes)	-23.37%	0.96%	1.59%
	1 Year		Since Inception (9/27/05)
Class R Shares:	-24.94%		-4.71%
Dow Jones US Healthcare 100 Index[1] (reflects no deduction for fees, expenses or taxes)	-23.37%		-2.93%

———————

1

The Dow Jones US Healthcare 100 Index is a customized index of 100 stocks which is a representative subset of the Dow Jones US Healthcare Sector Index. The Dow Jones US Healthcare Sector Index is designed to measure the performance of the health care sector including medical product makers, healthcare providers, biotechnology firms and pharmaceutical companies.

HighMark Large Cap Growth Fund

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception (11/18/93)
Large Cap Growth Fund Class A Shares (with a 5.50% sales charge)[1]
Return Before Taxes	-39.71%	-4.50%	-7.44%	1.66%(a)
Return After Taxes on Distributions	-25.77%	-3.77%	-5.80%	0.48%(a)
Return After Taxes on Distributions and Sale of Fund Shares	-36.24%	-3.43%	-7.39%	1.28%(a)
Class B Shares (with applicable Contingent Deferred Sales Charge)	-39.72%	-4.37%	-7.49%	1.58%(a)
Class C Shares (with applicable Contingent Deferred Sales Charge)	-37.18%	-4.01%	-7.42%	1.69%(a)
Russell 1000 Growth Index[2] (reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%	4.89%

———————

1

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

2

The unmanaged Russell 1000 Growth Index is generally representative of the performance of those large capitalization U.S. companies in the Russell 1000 Index with higher forecasted earnings and higher revenue growth rates than the broad stock market.

(a)

Prior to 6/20/94 for Class A Shares, 2/2/98 for Class B Shares and 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 11/18/93, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, Class B and Class C Shares’ Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

North Track Dow Jones U.S. Financial 100 Plus Fund

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	Since Inception (4/17/01)
North Track Dow Jones U.S. Financial 100 Plus Fund Class A Shares (with a 5.25% sales charge)
Return Before Taxes	-55.35%	-13.09%	-7.22%
Return After Taxes on Distributions	-55.66%	-13.64%	-7.72%
Return After Taxes on Distributions and Sale of Fund Shares	-47.09%	-10.21%	-5.65%
• Class B Shares (with applicable Contingent Deferred Sales Charge)	-55.44%	-13.10%	-7.25%
• Class C Shares (with applicable Contingent Deferred Sales Charge)	-53.73%	-12.83%	-7.27%
Dow Jones US Financial 100 Index[1] (reflects no deduction for fees, expenses or taxes)	-53.14%	-11.34%	-5.61%
	1 Year		Since Inception (9/27/05)
Class R Shares:	-53.13%		-20.27%
Dow Jones US Financial 100 Index[1] (reflects no deduction for fees, expenses or taxes)	-53.14%		-19.29%

———————

1

The Dow Jones US Financial 100 Index is a customized index of 100 stocks which is a representative subset of the Dow Jones US Financial Sector Index. The Dow Jones US Financial Sector Index is designed to measure the performance of the financial services sector of the U.S. equity market. Component companies include banking, insurance, real estate and specialty finance companies and other financial services firms.

HighMark Large Cap Value Fund

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception (2/9/84)
Large Cap Value Fund[1] Class A Shares (with a 5.50% sales charge)[2]
Return Before Taxes	-37.05%	-0.88%	-1.79%	8.44%(a)
Return After Taxes on Distributions	-37.19%	-1.22%	-2.81%	6.31%(a)
Return After Taxes on Distributions and Sale of Fund Shares	-23.84%	-0.63%	-1.74%	6.43%(a)
Class B Shares (with applicable Contingent Deferred Sales Charge)	-37.02%	-0.75%	-1.86%	8.38%(a)
Class C Shares (with applicable Contingent Deferred Sales Charge)	-34.46%	-0.38%	-1.77%	8.45%(a)
Russell 1000 Value Index[3] (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.36%	10.49%**

———————

1

Performance data includes the performance of the IRA Fund Income Equity Portfolio for the period prior to its consolidation with the HighMark Large Cap Value Fund (formerly the HighMark Income Equity Fund) on 6/23/88.

2

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

3

The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(a)

Prior to 6/20/94 for Class A Shares, 2/2/98 for Class B Shares and 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/9/84, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, B and C Shares’ Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

**

Since 1/31/84.

North Track S&P 100 Index Fund

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception (12/20/85)
North Track S&P 100 Index Fund Class A Shares (with a 5.25% sales charge)
Return Before Taxes	-39.34%	-4.64%	-3.03%	7.45%
Return After Taxes on Distributions	-39.59%	-4.93%	-3.28%	6.41%
Return After Taxes on Distributions and Sale of Fund Shares	-33.44%	-3.81%	-2.50%	6.14%
S&P 100 Index[1] (reflects no deduction for fees, expenses or taxes)	-35.31%	-2.62%	-1.53%	6.42%
	1 Year	5 Years	10 Years	Since Inception (7/27/98)
Class B Shares (with applicable Contingent Deferred Sales Charge)	-39.57%	-4.69%	-3.23%	-2.43%
S&P 100 Index[1] (reflects no deduction for fees, expenses or taxes)	-35.31%	-2.62%	-1.53%	-0.54%
	1 Year	5 Years		Since Inception (5/28/00)
Class C Shares (with applicable Contingent Deferred Sales Charge)	-37.06%	-4.32%		-6.31%
S&P 100 Index[1] (reflects no deduction for fees, expenses or taxes)	-35.31%	-2.62%		-4.56%
	1 Year			Since Inception (9/27/05)
Class R Shares:	-36.27%			-6.92%
S&P 100 Index[1] (reflects no deduction for fees, expenses or taxes)	-35.31%			-5.73%

———————

1

The S&P 100 Index is a broad based stock index comprised of 100 common stocks for which options trade on the U.S. stock exchanges. It is a subset of the S&P 500 Index. Over the long term, the S&P 100 Index historically has closely tracked the S&P 500 Index, which is designed to be representative of the stock market as a whole.

North Track Large Cap Equity Fund

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	Since Inception (5/1/07)
North Track Large Cap Equity Fund Class A Shares (with a 5.25% sales charge):
Return Before Taxes	-36.41%	-24.25%
Return After Taxes on Distributions	-36.54%	-24.51%
Return After Taxes on Distributions and Sale of Fund Shares	-30.96%	-20.36%
Class C Shares (with applicable Contingent Deferred Sales Charge)	-34.09%	-23.23%
S&P 500 Index[1] (reflects no deduction for fees, expenses or taxes)	-37.00%	-24.07%

———————

1

The S&P 500 Index is an unmanaged index of 500 U.S. stocks chosen for market size, liquidity and industry group representation and is a widely used benchmark for U.S. equity performance.

HighMark Value Momentum Fund

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception (2/1/91)
Value Momentum Fund[1] Class A Shares (with a 5.50% sales charge)[2]
Return Before Taxes	-41.77%	-2.67%	-0.43%	7.21%(a)
Return After Taxes on Distributions	-42.58%	-4.34%	-1.93%	5.79%(a)
Return After Taxes on Distributions and Sale of Fund Shares	-26.03%	-1.74%	-0.29%	6.19%(a)
Class B Shares (with applicable Contingent Deferred Sales Charge)	-41.50%	-2.37%	-0.50%	7.16%(a)
Class C Shares (with applicable Contingent Deferred Sales Charge)	-39.27%	-2.16%	-0.42%	7.27%(a)
S&P 500 Index[3] (reflects no deduction for fees, expenses or taxes)	-37.00%	-2.19%	-1.38%	7.73%
Russell 1000 Value Index[4] (reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.36%	9.05%

———————

1

The performance data includes the performance of the Stepstone Value Momentum Fund for the period prior to its consolidation with the HighMark Value Momentum Fund on 4/25/97.

2

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

3

The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

4

The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(a)

Prior to 4/2/92 for Class A Shares, 2/2/98 for Class B Shares and 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, Class B and Class C Shares’ Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

It is expected that the Acquiring Funds will be the accounting successors in the Reorganizations; therefore, their performance would carry over to the combined Funds if the Reorganizations occur.

Federal Income Tax Consequences.

The Reorganizations are expected to be tax-free reorganizations for U.S. federal income tax purposes. For each Reorganization, Ropes & Gray LLP, counsel to HighMark, will deliver to the Acquiring Fund and the Acquired Fund an opinion, and the closing of the Reorganization will be conditioned on receipt of such opinion, to the effect that, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Treasury regulations promulgated thereunder, current administrative rules and court decisions, while the matter is not free from doubt, generally for U.S. federal income tax purposes, except as noted below:

•

The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund participating in the Reorganization will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•

under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to its corresponding Acquiring Fund in exchange for Acquiring Fund shares and the assumption by such Acquiring Fund of the Acquired Fund’s identified liabilities, or upon the distribution of Acquiring Fund shares by the Acquired Fund to its stockholders in liquidation;

•

under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets transferred to the Acquiring Fund pursuant to the applicable Agreement and Plan of Reorganization in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the identified liabilities of the Acquired Fund;

•

under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund’s tax basis in such assets immediately prior to such exchange;

•

under Section 1223(2) of the Code, the Acquiring Fund’s holding periods in such assets will include the Acquired Fund’s holding periods in such assets;

•

under Section 354 of the Code, no gain or loss will be recognized by stockholders of the Acquired Fund on the distribution of Acquiring Fund shares to them in exchange for their shares of the Acquired Fund;

•

under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares that the Acquired Fund’s stockholders receive in exchange for their Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

•

under Section 1223(1) of the Code, the Acquired Fund stockholder’s holding period for the Acquiring Fund shares received pursuant to the applicable Agreement and Plan of Reorganization will be determined by including the holding period for the Acquired Fund shares exchanged therefor, provided that the stockholder held the Acquired Fund shares as a capital asset on the date of the exchange; and

•

under Section 381 of the Code, the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations under Sections 381, 382, 383, and 384 of the Code and the applicable Treasury regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the Reorganizations on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or (ii) on the termination or transfer thereof without reference to whether such termination or transfer would otherwise be a taxable transaction.

The opinion will be based on certain factual certifications made by officers of North Track and HighMark and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the

Reorganizations will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

A substantial portion of the portfolio assets of the Acquired Funds may be sold prior to the Reorganizations. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Funds’ basis in such assets. Any capital gains recognized in these sales on a net basis are expected to be distributed to the Acquired Funds’ stockholders as capital-gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses) during or with respect to the year of sale, and such distributions would be taxable to such stockholders.

Because the Reorganizations will terminate the taxable year of each Acquired Fund (substituted by the taxable year of its corresponding Acquiring Fund), the Reorganizations could accelerate any distributions of dividends from the Acquired Funds to their stockholders, since prior to the closing of the Reorganizations each Acquired Fund is expected to declare a distribution to its stockholders which, together with all of its previous distributions, would have the effect of distributing to stockholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains (including gains realized on the disposition of portfolio securities prior to the Reorganization) for the short taxable year ending on the date of the Reorganization. Such distributions would be taxable to stockholders.

After the Reorganization, an Acquiring Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited. First, “pre-acquisition losses” of either an Acquired Fund or an Acquiring Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined fund. Second, one fund’s pre-acquisition losses cannot be used to offset unrealized gains in another fund that are “built in” at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, an Acquired Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the income of the Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of either fund may pay taxes sooner, or pay more taxes, than they would have had a Reorganization not occurred.

In addition, the combined fund resulting from each Reorganization will have tax attributes that reflect a blending of the tax attributes of the Acquired Fund and the Acquiring Fund at the time of the Reorganization (including as affected by the rules set forth above). Therefore, the shareholders of the Acquired Fund will in each case receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of an Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. And any pre-acquisition losses of the Acquired Fund remaining after the operation of the limitation rules described above will offset capital gains realized by the combined fund after the Reorganization and thus will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The impact of the rules described above will depend on (i) the relative sizes of, and the losses and gains (both realized and unrealized) in, the Acquired Fund and the Acquiring Fund at the time of the Reorganization and (ii) the extent to which gains or losses are realized after the Reorganization, and thus cannot be calculated precisely prior to the Reorganization.

The realized and unrealized gains and losses of an Acquired Fund and its corresponding Acquiring Fund at the time of the Reorganization will determine the extent to which their respective losses, both realized and unrealized, will be available to reduce gains realized by the combined fund following the Reorganization, and consequently the extent to which the combined fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. The following paragraphs provide a brief summary of the tax impact of each Reorganization had it occurred on December 31, 2008. As noted above, the precise tax impact of a Reorganization cannot be calculated precisely prior to the reorganization.

1. Reorganization of North Track Dow Jones U.S. Health Care 100 Plus Fund into HighMark Large Cap Growth Fund. As of December 31, 2008, the Health Care Fund had no capital loss carryforwards and net realized losses equal to approximately 0.82% of its net assets. HighMark Large Cap Growth Fund (Acquiring Fund) had net realized losses (including capital loss carryforwards) equal to approximately 192.2% of its net assets. If the Reorganization had occurred on December 31, 2008, the loss limitation rules would not have affected the combined Fund’s ability to use the Health Care Fund’s losses to offset gains recognized by the combined Fund. If the Reorganization had occurred on that date, Health Care Fund shareholders might have benefited from the use of the Acquiring Fund’s larger losses (as a percentage of net assets) to offset gains of the combined Fund. Further, on December 31, 2008, the Health Care Fund had unrealized net gains equal to approximately 11.1% of its net assets. To the extent Acquiring Fund losses are available and permitted to offset these gains when realized, Health Care Fund shareholders may receive fewer taxable distributions than they would have absent the Reorganization.

2. Reorganization of North Track Dow Jones U.S. Financial 100 Plus Fund into HighMark Large Cap Value Fund. As of December 31, 2008, the Financial Fund and HighMark Large Cap Value Fund (Acquiring Fund) had net realized losses (including capital loss carryforwards) equal to approximately 35.2% and 13.8% of net assets, respectively. If the Reorganization had occurred on December 31, 2008, the combined Fund’s use of the Financial Fund’s losses to offset gains recognized by the combined Fund would have been subject to an annual limitation that could have increased or accelerated taxable distributions to shareholders. Additionally, to the extent the Financial Fund’s larger losses (as a percentage of net assets) would be available to reduce subsequent capital gain distributions to shareholders of the combined Fund, the tax benefit of such losses would be spread over a larger group of shareholders than if the Reorganization had not occurred. Moreover, as of December 31, 2008, the Financial Fund had unrealized losses equal to approximately 64.9% of its net assets. To the extent the Financial Fund realizes its unrealized losses, such losses may be subject to the loss limitation rules and might cause Financial Fund shareholders to experience a greater tax cost than if the Reorganization had not occurred. As of the most recent fiscal year end, October 31, 2008, the Financial Fund's total historic capital loss carryforwards was approximately $4,326,192.

3. Reorganization of North Track Large Cap Equity Fund and North Track S&P 100 Index Fund into HighMark Value Momentum Fund. As of December 31, 2008, the Large Cap Equity Fund had net realized losses (including capital loss carryforwards) equal to approximately 19.1% of its net assets. The S&P 100 Index Fund had net realized gains equal to approximately 0.92% of its net assets and had net unrealized gains equal to approximately 19.7% of its net assets. HighMark Value Momentum Fund (Acquiring Fund) had net realized losses equal to approximately 2.56% of its net assets. If the Reorganization had occurred on December 31, 2008, the combined Fund’s ability to use the Large Cap Equity Fund’s losses to offset gains recognized by the combined Fund would have been subject to an annual limitation that could have increased or accelerated taxable distributions to shareholders. Additionally, to the extent the Large Cap Equity Fund’s larger losses (as a percentage of net assets) would be available to reduce subsequent capital gain distributions to shareholders of the combined Fund, the tax benefit of such losses would be spread over a larger group of shareholders than if the Reorganization had not occurred. Moreover, to the extent the unrealized gains of the S&P 100 Index Fund are realized and offset by losses of the Large Cap Equity Fund, the tax benefit of such losses to Large Cap Equity Fund shareholders will be further diminished. Further, as of December 31, 2008, the Large Cap Equity Fund had unrealized losses equal to approximately 30.2% of its net assets. To the extent the Large Cap Equity Fund realizes its unrealized losses, such losses may be subject to the loss limitation rules and might cause Large Cap Equity Fund shareholders to experience a greater tax cost than if the Reorganization had not occurred. As of the most recent fiscal year end, October 31, 2008, the S&P 100 Index Fund had no capital loss carryforwards and the Large Cap Equity Fund's total historic capital loss carryforwards was approximately $764,103.

The tax principles described above are not expected to change. However, their application, associated potential tax costs or benefits, and, at a minimum, the specific percentages noted above will change prior to each Reorganization because of market developments, any pre-Reorganization realignments or other sales of portfolio securities, and shareholder activity in the Acquired Funds, among other changes.

Shareholders of an Acquired Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of an Acquired Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganizations.

Comparison of Service Providers.

Ziegler, located at 200 South Wacker Drive, Suite 2000, Chicago, IL 60606, is the investment adviser to the Acquired Funds. HighMark Capital Management, Inc., located at 350 California Street, San Francisco, CA 94104 serves as investment adviser to all the series of HighMark, including the Acquiring Funds, and as administrator to the Acquiring Funds. AJO, located at 230 South Broad Street, 20th Floor, Philadelphia, PA 19102, serves as the investment sub-adviser to HighMark Large Cap Value Fund.

The Acquiring Funds have some different service providers from the Acquired Funds. The following table shows the service providers for the Acquiring Funds and the Acquired Funds.

	Acquired Funds	Acquiring Funds
Distributor:	B.C. Ziegler and Company	HighMark Funds Distributors, Inc.
Transfer Agent:	PNC Global Investment Servicing	State Street Bank and Trust Company
Administrator:	B.C. Ziegler and Company	HighMark Capital Management, Inc.
Sub-Administrator:	None	PNC Global Investment Servicing (U.S.) Inc.
Custodian:	Union Bank, N.A.	Union Bank, N.A.
Independent Registered Public Accounting Firm:	Deloitte & Touche LLP	Deloitte & Touche LLP
Legal Counsel:	Quarles & Brady LLP	Ropes & Gray LLP

Additional information regarding the Acquiring Funds’ service providers is available in the Statement of Additional Information relating to this Prospectus/Proxy Statement.

Existing and Pro Forma Capitalization.

The following table shows on an unaudited basis as of July 31, 2008, (i) the capitalization of the Health Care Fund and HighMark Large Cap Growth Fund, and (ii) the pro forma capitalization of HighMark Large Cap Growth Fund, as adjusted giving effect to the proposed Reorganization:

	Health Care Fund	HighMark Large Cap Growth Fund	Pro Forma Adjustments	HighMark Large Cap Growth Fund Pro Forma Combined*
Class A Shares
Net asset value	16,096,701	11,485,800	192,486	27,774,987
Shares outstanding	1,386,274	1,283,159	433,505	3,102,938
Net asset value per share	11.61	8.95	––	8.95

Class B Shares
Net asset value	6,575,495	3,279,277	––	9,854,772
Shares outstanding	596,519	392,589	190,687	1,179,795
Net asset value per share	11.02	8.35	––	8.35

Class C Shares
Net asset value	7,994,512	766,318	––	8,760,830
Shares outstanding	724,605	91,691	231,949	1,048,245
Net asset value per share	11.03	8.36	––	8.36

Class R Shares
Net asset value	192,486	––	(192,486)	––
Shares outstanding	16,797	––	(16,797)	––
Net asset value per share	11.46	––	––	––

Fiduciary Class Shares
Net asset value	––	92,417,692	––	92,417,692
Shares outstanding	––	10,145,361	––	10,145,361
Net asset value per share	––	9.11	––	9.11

Class F Shares**
Net asset value	11,639,598	––	––	11,639,598
Shares outstanding	993,117	––	––	993,117
Net asset value per share	11.72	––	––	11.72

———————

*

Assumes the Reorganization was consummated on July 31, 2008 and is for information purposes only.

**

The Health Care Fund no longer offers Class F shares and has no Class F shares issued or outstanding as of and since the Record Date (as defined below).

The following table shows on an unaudited basis as of July 31, 2008, (i) the capitalization of the Financial Fund and HighMark Large Cap Value Fund, and (ii) the pro forma capitalization of HighMark Large Cap Value Fund, as adjusted giving effect to the proposed Reorganization:

	Financial Fund	HighMark Large Cap Value Fund	Pro Forma Adjustments	HighMark Large Cap Value Fund Pro Forma Combined*
Class A Shares
Net asset value	11,060,545	42,432,529	126,287	53,619,361
Shares outstanding	1,415,683	3,571,328	(474,145)	4,512,866
Net asset value per share	7.81	11.88	––	11.88

Class B Shares
Net asset value	3,380,284	1,287,273	––	4,667,557
Shares outstanding	434,566	110,286	(144,963)	399,889
Net asset value per share	7.78	11.67	––	11.67

Class C Shares
Net asset value	4,819,124	5,191,697	––	10,010,821
Shares outstanding	623,986	446,010	(209,983)	860,013
Net asset value per share	7.72	11.64	––	11.64

Class R Shares
Net asset value	126,287	––	(126,287)	––
Shares outstanding	16,399	––	(16,399)	––
Net asset value per share	7.70	––	––	––

Fiduciary Class Shares
Net asset value	––	171,314,032	––	171,314,032
Shares outstanding	––	14,452,790	––	14,452,790
Net asset value per share	––	11.85	––	11.85

Class F Shares**
Net asset value	9,598,115	––	––	9,598,115
Shares outstanding	1,224,865	––	––	1,224,865
Net asset value per share	7.84	––	––	7.84

———————

*

Assumes the Reorganization was consummated on July 31, 2008 and is for information purposes only.

**

The Financial Fund no longer offers Class F shares and has no Class F shares issued or outstanding as of and since the Record Date.

The following table shows on an unaudited basis as of July 31, 2008, (i) the capitalization of the S&P 100 Index Fund, the Large Cap Equity Fund and HighMark Value Momentum Fund, and (ii) the pro forma capitalization of HighMark Value Momentum Fund, as adjusted giving effect to both the proposed Reorganizations:

	S&P 100 Index Fund	Large Cap Equity Fund	HighMark Value Momentum Fund	Pro Forma Adjustments	HighMark Value Momentum Fund Pro Forma Combined*
Class A Shares
Net asset value	92,447,226	7,099,585	24,772,420	299,643	124,618,874
Shares outstanding	2,858,641	830,386	1,415,426	2,015,917	7,120,370
Net asset value per share	32.34	8.55	17.50	––	17.50

Class B Shares
Net asset value	9,839,261	––	3,822,621	––	13,661,882
Shares outstanding	310,512	––	222,728	262,780	796,020
Net asset value per share	31.69	––	17.16	––	17.16

Class C Shares
Net asset value	3,052,533	1,199,627	1,500,330	––	5,752,490
Shares outstanding	95,805	140,737	87,724	12,081	336,347
Net asset value per share	31.86	8.52	17.10	––	17.10

Class R Shares
Net asset value	299,643	––	––	(299,643)	––
Shares outstanding	9,345	––	––	(9,345)	––
Net asset value per share	32.06	––	––	––	––

Fiduciary Class Shares
Net asset value	––	––	328,465,033	––	328,465,033
Shares outstanding	––	––	18,732,047	––	18,732,047
Net asset value per share	––	––	17.53	––	17.53

———————

*

Assumes the Reorganizations were consummated on July 31, 2008 and is for information purposes only.

The following table shows on an unaudited basis as of July 31, 2008, (i) the capitalization of the S&P 100 Index Fund and HighMark Value Momentum Fund, and (ii) the pro forma capitalization of HighMark Value Momentum Fund, as adjusted giving effect to the proposed Reorganization:

	S&P 100 Index Fund	HighMark Value Momentum Fund	Pro Forma Adjustments	HighMark Value Momentum Fund Pro Forma Combined*
Class A Shares
Net asset value	92,447,226	24,772,420	299,643	117,519,289
Shares outstanding	2,858,641	1,415,426	2,440,653	6,714,720
Net asset value per share	32.34	17.50	––	17.50

Class B Shares
Net asset value	9,839,261	3,822,621	––	13,661,882
Shares outstanding	310,512	222,728	262,780	796,020
Net asset value per share	31.69	17.16	––	17.16

Class C Shares
Net asset value	3,052,533	1,500,330	––	4,552,863
Shares outstanding	95,805	87,724	82,676	266,205
Net asset value per share	31.86	17.10	––	17.10

	S&P 100 Index Fund	HighMark Value Momentum Fund	Pro Forma Adjustments	HighMark Value Momentum Fund Pro Forma Combined*
Class R Shares
Net asset value	299,643	––	(299,643)	––
Shares outstanding	9,345	––	(9,345)	––
Net asset value per share	32.06	––	––	––

Fiduciary Class Shares
Net asset value	––	328,465,033	––	328,465,033
Shares outstanding	––	18,732,047	––	18,732,047
Net asset value per share	––	17.53	––	17.53

———————

*

Assumes the Reorganization was consummated on July 31, 2008 and is for information purposes only.

The following table shows on an unaudited basis as of July 31, 2008, (i) the capitalization of the Large Cap Equity Fund and HighMark Value Momentum Fund, and (ii) the pro forma capitalization of HighMark Value Momentum Fund, as adjusted giving effect to the proposed Reorganization:

	Large Cap Equity Fund	HighMark Value Momentum Fund	Pro Forma Adjustments	HighMark Value Momentum Fund Pro Forma Combined*
Class A Shares
Net asset value	7,099,585	24,772,420	––	31,872,005
Shares outstanding	830,386	1,415,426	(424,736)	1,821,076
Net asset value per share	8.55	17.50	––	17.50

Class B Shares
Net asset value	––	3,822,621	––	3,822,621
Shares outstanding	––	222,728	––	222,728
Net asset value per share	––	17.16	––	17.16

Class C Shares
Net asset value	1,199,627	1,500,330	––	2,699,957
Shares outstanding	140,737	87,724	(70,595)	157,866
Net asset value per share	8.52	17.10	––	17.10

Fiduciary Class Shares
Net asset value	––	328,465,033	––	328,465,033
Shares outstanding	––	18,732,047	––	18,732,047
Net asset value per share	––	17.53	––	17.53

———————

*

Assumes the Reorganization was consummated on July 31, 2008 and is for information purposes only.

The capitalization of the Acquired Funds, and consequently the pro forma capitalization of the Acquiring Funds, is likely to be different at the effective time of the Reorganizations as a result of market movements and daily share purchase and redemption activity, as well as the effects of other ongoing operations of the Acquired Funds prior to the completion of the Reorganizations.

Additional Information.

Additional information applicable to the Acquiring Funds is located in Appendix B -- Investment Objectives, Principal Investment Strategies and Related Risks of the Acquiring Funds, Appendix D – Information Applicable to the Acquiring Funds and Appendix E – Financial Highlights for the Acquiring Fund.

Information about the Acquired Funds.

Information about each of the Acquired Funds is incorporated by reference from the Acquired Funds’ prospectus and Statement of Additional Information, both dated March 1, 2009, as may be supplemented from time to time, which are available upon request without charge by calling 1-800-826-4600. A copy of the Acquired Funds’ prospectus may also be obtained by visiting North Track’s website at www.northtrackfunds.com. The Acquired Funds’ prospectus and Statement of Additional Information are also available on the Commission’s website at www.sec.gov.

THE BOARD OF DIRECTORS OF NORTH TRACK UNANIMOUSLY RECOMMENDS APPROVAL OF EACH OF THE AGREEMENTS AND PLANS OF REORGANIZATION.

III. VOTING INFORMATION

Required Vote for the Proposals.

Stockholders of all share classes of an Acquired Fund will vote together as a single class on the proposal to approve the Reorganization with respect to such Acquired Fund. Approval of a Reorganization with respect to an Acquired Fund requires the affirmative vote of more than 50% of the outstanding shares of such Acquired Fund. A vote of shareholders of the Acquiring Funds is not needed to approve the Reorganizations.

The closing of any Reorganization (the “Closing”) is contingent upon all of the Other Reorganizations being approved subject to certain exceptions. If any of the Reorganizations are not consummated upon the Closing, the Board of Directors of North Track may consider possible alternative arrangements in the best interests of each Acquired Fund for which a Reorganization was not consummated and its stockholders.

Voting Information.

The Board of Directors of North Track has fixed the close of business on March 26, 2009 (the close of business occurring after the effectuation of any purchases and redemptions as of such date) as the record date (the “Record Date”) for the determination of stockholders entitled to notice of, and to vote at, the Meeting and at any postponements or adjournments thereof.

Information about Proxies and the Conduct of the Meeting.

Solicitation of Proxies.

Proxies will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Acquired Funds or by employees or agents of Ziegler and its affiliated companies. In addition, Issuer Direct, 201 Shannon Oaks Circle, Suite 105, Cary, NC 27511, has been engaged to assist in the solicitation of proxies, at an estimated cost of $52,500. In all cases where a telephonic proxy is solicited, Issuer Direct representative(s) are required to confirm each stockholder’s information by asking for any combination of the following; full name, address, zip code, employer identification number, ID number from the proxy card as well as a confirmation the shareholder has received this Prospectus/Proxy Statement and proxy card in the mail. If the stockholder is a corporation or other entity, Issuer Direct representative(s) are required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Issuer Direct, then Issuer Direct representative(s) may explain the voting process, read the proposals listed on the proxy card, and ask for the stockholder’s instructions on each proposal. Although Issuer Direct representative(s) are permitted to answer questions about the process, he or she is not permitted to recommend to the stockholder how to vote, but he or she may read any recommendation set forth in the Prospectus/Proxy Statement. The telephone solicitor will record the stockholder’s voting instructions on the card and provide an option to the shareholder to receive such voted instructions in the mail as confirmation of his or her vote.

Only one Prospectus/Proxy Statement, along with one proxy card, is being delivered to multiple shareholders who share an address unless North Track has received contrary instructions. If you share an address with another shareholder, but wish to receive a separate copy of this Proxy Statement/Prospectus, please call 1-800-826-4600 and North Track will promptly send you a separate copy.

Voting Process.

Stockholders can vote in any one of the following ways:

a.

By mail, by completing and returning the enclosed proxy card;

b.

In person at the Meeting;

c.

By internet, by voting through a secure proxy internet site provided by a third party (provided on your proxy card, https://www.iproxydirect.com); and

d.

By automated telephone service, by calling the toll-free number provided on your proxy card (1-866-752-VOTE (8683)).

Stockholders of the Acquired Funds are entitled to cast one vote for each share owned on the Record Date and a proportionate fractional vote for each fractional share owned on the Record Date. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer’s name must exactly match the name that appears on the card.

Costs.

The total costs of the Reorganizations and Other Reorganizations are estimated to be approximately $2.2 million. None of the Acquired Funds or the Acquiring Funds will bear the costs of the Reorganizations or the Other Reorganizations. HighMark Capital and Ziegler will be sharing the costs of the Reorganizations and the Other Reorganizations.

Quorum and Method of Tabulation.

All properly executed proxies received in time for the Meeting will be voted as specified in the proxy. If no instructions are given, the proxy will be voted in favor of each Proposal. A stockholder can revoke a proxy by sending a signed, written letter of revocation to the Secretary of North Track, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

One third of the shares entitled to vote on the Record Date, present in person or represented by proxy, constitute a quorum for the transaction of business by the stockholders of an Acquired Fund at the Meeting. In determining whether a quorum is present, shares represented by proxies that reflect abstentions and “broker non-votes” will be counted as shares that are present and entitled to vote. Abstentions and broker non-votes have the effect of a negative vote on the applicable Proposal. “Broker non-votes” are shares held by brokers or nominees for which the brokers or nominees have executed proxies as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Distributors’ Addresses.

The address of the Acquired Funds’ distributor is B.C. Ziegler and Company, 200 South Wacker Drive, Suite 2000, Chicago, IL 60606. The address of the Acquiring Funds’ distributor is HighMark Funds Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

Share Ownership.

As of March 26, 2009, the number of issued and outstanding voting shares of each Acquired Fund was as follows:

	Number of shares issued and outstanding by class
	Class A	Class B	Class C	Class R
Health Care Fund	1,191,253.706	505,498.239	464,042.244	19,822.380

	Number of shares issued and outstanding by class
	Class A	Class B	Class C	Class R
Financial Fund	1,249,055.774	377,127.895	450,766.464	24,658.827

	Number of shares issued and outstanding by class
	Class A	Class B	Class C	Class R
S&P 100 Index Fund	2,393,627.334	196,561.638	74,916.385	9,019.899

	Number of shares issued and outstanding by class
	Class A	Class C
Large Cap Equity Fund	807,931.170	125,815.833

As of March 26, 2009, each Acquired Fund believes that, as a group, the Directors and officers, as the case may be, of North Track owned less than one percent of shares of any class of any Acquired Fund. Also as of March 26, 2009, each Acquiring Fund believes that, as a group, the Trustees and officers, as the case may be, of HighMark owned less than one percent of the shares of any class of any Acquiring Fund. The Acquired Funds have informed HighMark that as of March 26, 2009, the following stockholders owned, beneficially or of record, five percent or more of the outstanding shares of any class of an Acquired Fund:

North Track Dow Jones U.S. Health Care 100 Plus Fund – Class A Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Large Cap Growth Fund Owned Upon Consummation of the Reorganization*
NFS LLC FEBO Marshall & Ilsley Trust Co NA FBO Bank 98 Dly Rcrdkpg Attn: Mut Funds 11270 W Park Pl Ste 400 Milwaukee, WI 53224-0000	87,623.809	7.36%	Ownership of Record	4.31%

———————

* Percentage owned assuming completion of the Reorganization on March 26, 2009.

North Track Dow Jones U.S. Health Care 100 Plus Fund – Class R Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Large Cap Growth Fund Owned Upon Consummation of the Reorganization*
MG Trust Company Cust. FBO Peoples Bank 700 17th Street Suite 300 Denver, CO 80202	10,610.684	53.53%	Ownership of Record	0.51%

MG Trust Company Cust. FBO WOW Distributing Company, Inc. 401(K) 700 17th Street Suite 300 Denver, CO 80202	4,349.992	21.94%	Ownership of Record	0.21%

MG Trust Company Cust. FBO Advantage Home Health Care Inc. 700 17th Street Suite 300 Denver, CO 80202	3,978.891	20.07%	Ownership of Record	0.19%

———————

* Percentage owned assuming completion of the Reorganization on March 26, 2009.

North Track Dow Jones U.S. Financial 100 Plus Fund – Class A Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Large Cap Value Fund Owned Upon Consummation of the Reorganization*
NFS LLC FEBO Marshall & Ilsley Trust Co NA FBO Bank 98 Dly Rcrdkpg Attn: Mut Funds 11270 W Park Pl Ste 400 Milwaukee, WI 53224-0000	129,707.570	10.38%	Ownership of Record	1.86%

———————

* Percentage owned assuming completion of the Reorganization on March 26, 2009.

North Track Dow Jones U.S. Financial 100 Plus Fund – Class R Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Large Cap Value Fund Owned Upon Consummation of the Reorganization*
MG Trust Company Cust. FBO Peoples Bank 700 17th Street Suite 300 Denver, CO 80202	14,521.888	58.89%	Ownership of Record	0.21%

MG Trust Compny Cust. FBO Accident Reconstruction Analysis, I 700 17th Street Suite 300 Denver, CO 80202	6,072.544	24.63%	Ownership of Record	0.09%

MG Trust Company Cust. FBO Advantage Home Health Care Inc. 700 17th Street Suite 300 Denver, CO 80202	2,888.797	11.72%	Ownership of Record	0.04%

———————

* Percentage owned assuming completion of the Reorganization on March 26, 2009.

North Track S&P 100 Index Fund – Class R Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Value Momentum Fund Owned Upon Consummation of the Reorganization*
MG Trust Company Cust. FBO WOW Distributing Company, Inc. 401 (K) 700 17th Street Suite 300 Denver, CO 80202	3,652.372	40.49%	Ownership of Record	0.11%

MG Trust Compny Cust. FBO Peoples Bank 700 17th Street Suite 300 Denver, CO 80202	1,931.315	21.41%	Ownership of Record	0.06%

MG Trust Company Cust. FBO Dynamic Staffing Network 401 (K) Plan 700 17th Street Suite 300 Denver, CO 80202	1,275.439	14.14%	Ownership of Record	0.04%

MG Trust Company Cust. FBO Drumbeat Digital LLC 700 17th Street Suite 300 Denver, CO 80202	680.477	7.54%	Ownership of Record	0.02%

MG Trust Company Cust. FBO Haveland LLC 700 17th Street Suite 300 Denver, CO 80202	482.286	5.35%	Ownership of Record	0.01%

———————

* Percentage owned assuming completion of the Reorganizations of the North Track S&P 100 Index Fund and the North Track Large Cap Equity Fund on March 26, 2009.

North Track Large Cap Equity Fund – Class A Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Value Momentum Fund Owned Upon Consummation of the Reorganization*
NFS LLC FEBO Marshall & Ilsley Trust Co NA FBO Bank 98 Dly Rcrdkpg Attn: Mut Funds 11270 W Park Pl Ste 400 Milwaukee, WI 53224-0000	520,012.749	64.36%	Ownership of Record	4.48%

B.C. Ziegler and Co Attn: Tori Nonhof 215 N Main Street West Bend, WI 53095-3348	51,195.050	6.34%	Ownership of Record	0.44%

———————

* Percentage owned assuming completion of the Reorganizations of the North Track S&P 100 Index Fund and the North Track Large Cap Equity Fund on March 26, 2009.

North Track Large Cap Equity Fund – Class C Shares

Name and Address of Stockholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class C Shares of HighMark Value Momentum Fund Owned Upon Consummation of the Reorganization*
Pershing LLC - 13 P.O. Box 2052 Jersey City, NJ 07303-9998	10,445.868	8.30%	Ownership of Record	1.98%

E. Carl Johnson c/o North Tracks Funds 200 South Wacker Drive, Suite 2000 Chicago, IL 60606	9,656.272	7.67%	Ownership of Record	1.83%

Pershing LLC - 06 P.O. Box 2052 Jersey City, NJ 07303-9998	7,623.051	6.06%	Ownership of Record	1.45%

———————

* Percentage owned assuming completion of the Reorganizations of the North Track S&P 100 Index Fund and the North Track Large Cap Equity Fund on March 26, 2009.

The following shareholders owned, beneficially or of record, five percent or more of the outstanding shares of any class of an Acquiring Fund:

HighMark Large Cap Growth Fund – Class C Shares

Name and Address of Shareholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class C Shares of HighMark Large Cap Growth Fund Owned Upon Consummation of the Reorganization*
Pasadena Masonic Lodge #272 c/o HighMark Funds Attn: Fund Administration 350 California Street San Francisco, CA 94104	19,666.367	36.68%	Ownership of Record	3.06%

Jack Lin & Kevin Lin JT/Wros c/o HighMark Funds Attn: Fund Administration 350 California Street San Francisco, CA 94104	3,148.000	5.87%	Ownership of Record	0.49%

Pershing LLC P. O. Box 2052 Jersey City, NJ 07303-2052	2,924.609	5.45%	Ownership of Record	0.46%

———————

* Percentage owned assuming completion of the Reorganization on March 26, 2009.

HighMark Large Cap Growth Fund – Fiduciary Shares

Name and Address of Shareholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Fiduciary Shares of HighMark Large Cap Growth Fund Owned Upon Consummation of the Reorganization*
HighMark Growth & Income Allocation Fund Omnibus Position P. O. Box 85484 San Diego, CA 92186-5484	491,538.830	5.47%	Ownership of Record	5.47%

HighMark Capital Growth Allocation Fund Omnibus Position P. O. Box 85484 San Diego, CA 92186-5484	556,603.704	6.19%	Ownership of Record	6.19%

Name and Address of Shareholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Fiduciary Shares of HighMark Large Cap Growth Fund Owned Upon Consummation of the Reorganization*
PIMS/Prudential Retirement As Nominee for the TTEE/Cust PL 820 Bank of Tokyo- Mitsubishi UFJ 1251 Avenue of the Americas New York, NY 10020-1104	702,275.660	7.81%	Ownership of Record	7.81%

Lane & Company c/o Union Bank of California Attn: Kathleen Heilman PO Box 85484 San Diego, CA 92186-5484	5,154,370.383	57.33%	Ownership of Record	57.33%

———————

* Percentage owned assuming completion of the Reorganization on March 26, 2009.

HighMark Large Cap Value Fund – Class A Shares

Name and Address of Shareholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class A Shares of HighMark Large Cap Value Fund Owned Upon Consummation of the Reorganization*
Charles Schwab & Co Inc FBO Exclusive Customers 101 Montgomery St San Francisco, CA 94104-4151	252,093.502	9.96%	Ownership of Record	8.15%

———————

* Percentage owned assuming completion of the Reorganization on March 26, 2009.

HighMark Large Cap Value Fund – Class B Shares

Name and Address of Shareholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class B Shares of HighMark Large Cap Value Fund Owned Upon Consummation of the Reorganization*
LPL Financial Services 9785 Towne Centre Drive San Diego, CA 92121-1968	8,410.354	11.96%	Ownership of Record	3.48%

UBS Financial Services, Inc FBO The Raydean Randlett 2006 Trust c/o HighMark Funds Attn: Fund Administration 350 California Street San Francisco, CA 94104	7,061.586	10.04%	Ownership of Record	2.92%

———————

* Percentage owned assuming completion of the Reorganization on March 26, 2009.

HighMark Large Cap Value Fund – Fiduciary Shares

Name and Address of Shareholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Fiduciary Shares of HighMark Large Cap Value Fund Owned Upon Consummation of the Reorganization*
Charles Schwab & Co Inc Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	5,433,256.659	34.90%	Ownership of Record	34.90%

Mitra & Co FBO 98 c/o M&I Trust Co NA-Attn: MF c/o HighMark Funds Attn: Fund Administration 350 California St San Francisco, CA 94104	863,293.459	5.55%	Ownership of Record	5.55%

PIMS/Prudential Retirement As Nominee for the TTEE/Cust PL 820 Komatsu America Corp One Continental Towers 1701 W Golf Road Rolling Meadows, IL 60008-4227	1,066,530.233	6.85%	Ownership of Record	6.85%

Name and Address of Shareholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Fiduciary Shares of HighMark Large Cap Value Fund Owned Upon Consummation of the Reorganization*
Lane & Company c/o Union Bank of California Attn: Kathleen Heilman PO Box 85484 San Diego, CA 92186-5484	3,434,846.647	22.06%	Ownership of Record	22.06%

National City Bank TTEE Plumbers Pipefitters & Mes Loc 392 Trust Mutual Funds PO Box 94984 Cleveland OH 44101-4984	936,500.707	6.02%	Ownership of Record	6.02%

———————

* Percentage owned assuming completion of the Reorganization on March 26, 2009.

HighMark Value Momentum Fund – Class C Shares

Name and Address of Shareholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Class C Shares of HighMark Value Momentum Fund Owned Upon Consummation of the Reorganization*
NFS LLC FEBO Lee Lee Investments LLC P.O. Box 19267 Spokane WA 99219-9267	5,516.135	6.27%	Ownership of Record	1.72%

———————

* Percentage owned assuming completion of the Reorganization of the North Track S&P 100 Index Fund and the North Track Large Cap Equity Fund on March 26, 2009.

HighMark Value Momentum Fund – Fiduciary Shares

Name and Address of Shareholder	Number of Outstanding Shares Owned	Percentage of Outstanding Shares Owned	Beneficial Ownership or Ownership of Record	Percentage of Outstanding Fiduciary Shares of HighMark Value Momentum Fund Owned Upon Consummation of the Reorganization*
Lane & Company c/o Union Bank of California Attn: Kathleen Heilman PO Box 85484 San Diego, CA 92186-5484	6,135,975.663	32.06%	Ownership of Record	32.06%

PIMS/Prudential Retirement As Nominee for the TTEE/Cust PL 720 Union Bank of California 400 California St FL 10 San Francisco, CA 94104-1318	6,570,216.842	34.33%	Ownership of Record	34.33%

———————

* Percentage owned assuming completion of the Reorganizations of the North Track S&P 100 Index Fund and the North Track Large Cap Equity Fund on March 26, 2009.

Adjournments; Other Business.

If an Acquired Fund has not received enough votes by the time of the Meeting to approve the applicable Proposal, the persons named as proxies may propose that such Meeting be adjourned one or more times with respect to such Acquired Fund to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of an Acquired Fund that are present in person or by proxy, whether or not a quorum is present. With respect to any such adjournment or any other procedural matter, the persons named as proxies will vote at their discretion so as to facilitate the approval of each Proposal. They will vote against any such adjournment any proxy that directs them to vote against the applicable Proposal. They will not vote any proxy that directs them to abstain from voting on such Proposal. Broker non-votes, if any, will be considered not to have any effect on a vote for an adjournment.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Acquired Funds intends to present or knows that others will present with respect to the Acquired Funds are the Proposals. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of North Track has previously received written contrary instructions from the stockholder entitled to vote the shares.

Date for Receipt of Stockholders’ Proposals for Subsequent Meetings of Stockholders

North Track’s Articles of Incorporation do not provide for annual meetings of stockholders, and the North Track does not currently intend to hold such a meeting in 2009. Stockholder proposals for inclusion in the proxy statement for any subsequent meeting must be received by North Track a reasonable period of time prior to the printing and sending of proxy materials.

IV. INTERESTS OF CERTAIN PERSONS IN THE REORGANIZATIONS

HighMark Capital may be deemed to have an interest in the Reorganizations because it will provide investment advisory and administrative services to the Acquiring Funds and receives fees and other benefits from those arrangements. Future growth of assets of HighMark can be expected to increase the total amount of fees payable to HighMark Capital and to reduce the amount of fees required to be waived to maintain total fees of the investment portfolios of HighMark at agreed upon levels. HighMark Capital and certain affiliates of HighMark Capital receive distribution and/or shareholder servicing fees from HighMark pursuant to agreements between HighMark and such affiliates that relate to HighMark’s distribution plans and shareholder services plans for Class A and Class C shares and shareholder services plan for Fiduciary shares. In addition, Union Bank, N.A., the parent company of HighMark Capital, serves as custodian and securities lending agent to HighMark and receives fees and other benefits from those arrangements. Future growth of assets of HighMark can be expected to increase the total amount of fees payable to Union Bank, N.A. and HighMark Capital’s other affiliates. Ziegler may also be deemed to have an interest in the Reorganizations. In addition to an asset-based sub-advisory fee that HighMark Capital will pay to Ziegler for its services as the sub-adviser of certain series of HighMark Funds, Ziegler will receive a one-time payment from HighMark Capital at the Closing, and HighMark Capital has agreed to make certain yearly payments, out of its own resources, to Ziegler. The payments will consist of a fee from HighMark Capital of up to 0.40% of the value of the shareholdings, measured annually, in the New Funds (as defined below) and the Acquiring Funds of accounts that are held of record by Ziegler as of the Closing and continue to be held of record by Ziegler through the applicable measurement date, which fee is to be paid at the end of each year for five years following the Closing; a fee of 0.10% of the net asset value, measured annually, of the New Funds plus 0.10% of the value of the shareholdings, measured annually, in the Acquiring Funds of accounts that are held of record by Ziegler as of the Closing and continue to be held of record by Ziegler through the applicable measurement date, which fee is to be paid at the end of each year for five years following the Closing; and a fee of 0.10% of the value of the shareholdings, measured annually, in all series of HighMark Funds other than series of HighMark Funds sub-advised by Ziegler of accounts that are held of record by Ziegler as of the applicable measurement date, which fee is to be paid each year as of the anniversary of the Closing. The “New Funds” shall be HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund. For additional information regarding the investment advisory agreement, please see the Statement of Additional Information relating to this Prospectus/Proxy Statement.

V. INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

Additional information about the Acquiring Funds is included in the Acquiring Funds’ Statement of Additional Information dated March 31, 2009, relating to this Prospectus/Proxy Statement, which has been filed with the Commission under the Securities Act of 1933. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge by calling 1-800-826-4600.

Proxy material, reports, proxy and information statements, registration statements and other information filed by HighMark and the Acquiring Funds can be inspected and copied at the Commission’s public reference facilities located at 100 F Street, N.E., Washington, D.C. 20549. Copies of such filings may be available at the following Commission regional offices: 33 Arch Street, 23rd Floor, Boston, MA 02110; 801 Brickell Avenue, Suite 1800, Miami, FL 33131; 1801 California Street, Suite 4800, Denver, CO 80202; 801 Cherry Street, 19(th) Floor, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11(th) Floor, Los Angeles, CA 90036; 44 Montgomery Street, Suite 2600, San Francisco, CA 94104; 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604; and The Mellon Independence Center, 701 Market Street, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

VI. LICENSE AGREEMENTS WITH INDEX PROVIDERS

License Agreement with Dow Jones

“Dow Jones,” “ Dow Jones US Healthcare Sector IndexSM”, “ Dow Jones US Financial Sector Index” and “Dow Jones Global Titans Index” are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by North Track. The Health Care Fund and the Financial Fund based on the Dow Jones U.S. Healthcare 100 Index and the Dow Jones U.S. Financial 100 Index are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

The Dow Jones U.S. Health Care 100 Plus and Dow Jones U.S. Financial 100 Plus Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the stockholders of these Acquired Funds or any member of the public regarding the advisability of investing in securities generally or in the Dow Jones U.S. Health Care 100 Plus or Dow Jones U.S. Financial 100 Plus Funds particularly. Dow Jones’ only relationship to North Track is the licensing of certain trademarks, trade names and service marks of Dow Jones, of the Dow Jones U.S. Healthcare Sector Index, the Dow Jones U.S. Financial Sector Index, the Dow Jones Healthcare 100 Index and the Dow Jones Financial 100 Index, which indices are determined, composed and calculated by Dow Jones without regard to North Track or any of the Acquired Funds. Dow Jones has no obligation to take the needs of North Track or stockholders of any Acquired Fund into consideration in determining, composing or calculating any of these Indices. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Acquired Funds.

Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones U.S. Healthcare Sector Index, Dow Jones U.S. Financial Sector Index, Dow Jones Healthcare 100 Index, Dow Jones Financial 100 Index or any data included therein and Dow Jones shall have no liability for any errors, omissions or interruptions therein. Dow Jones makes no warranty, express or implied, as to the results to be obtained by North Track, stockholders of the Acquired Funds, or any other person or entity from the use of any of these four indices or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to Dow Jones U.S. Healthcare Sector Index, Dow Jones U.S. Financial Sector Index, Dow Jones Healthcare 100 Index, Dow Jones Financial 100 Index and any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any special or consequential damages or losses, even if notified of the possibility thereof. There are no third party beneficiaries of any arrangements between Dow Jones and North Track.

License Agreement with S&P

The S&P 100 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, implied or expressed, to the stockholders of the S&P 100 Index Fund, or any member of the public regarding the advisability of investing in index funds generally, or in the S&P 100 Index Fund in particular, or the ability of the S&P 100 Index to track general stock market performance. S&P’s only relationship to the S&P 100 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 100 Index which is determined, composed and calculated by S&P without regard to the S&P 100 Index Fund. S&P has no obligation to take the needs of the S&P 100 Index Fund or its stockholders into consideration in determining, composing, or calculating the S&P 100 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the S&P 100 Index Fund or the timing of the issuance or sale of the S&P 100 Index Fund or in the determination or calculation of the equation by which the S&P 100 Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P 100 Index Fund. “Standard & Poor’s,” “Standard & Poor’s 100,” “S&P,” “S&P 100” and “100” in connection with the S&P 100 are trademarks of The McGraw-Hill Companies, Inc.

S&P does not guarantee the accuracy and/or the completeness of the S&P 100 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the S&P 100 Index Fund, or any other person or entity from the use of the S&P 100 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 100 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

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APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [●], 2009, by and among HighMark Funds, a Massachusetts business trust (the “Acquiring Trust”), on behalf of [____] (the “Acquiring Fund”), and North Track Funds, Inc., a Maryland corporation (the “Acquired Corporation”), on behalf of [___] (the “Acquired Fund”), and, for purposes of Sections 9.2, 9.3 and 10.2 only, Ziegler Capital Management, LLC (“Ziegler”), and for purposes of Sections 9.2 and 10.2 only, HighMark Capital Management, Inc. (“HighMark Capital”). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund in exchange solely for Class A shares (“Class A Acquisition Shares”), Class B Shares (“Class B Acquisition Shares”) and Class C shares (“Class C Acquisition Shares” and, together with the Class A Acquisition Shares and the Class B Acquisition Shares, the “Acquiring Fund Shares”) of beneficial interest, no par value per share, of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the identified liabilities (as hereinafter defined) of the Acquired Fund; and (iii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), of the Class A Acquisition Shares to the Class A [and Class R stockholders] of the Acquired Fund pro rata [within each such class], the Class B Acquisition Shares pro rata to the Class B stockholders of the Acquired Fund and the Class C Acquisition Shares pro rata to the Class C stockholders of the Acquired Fund, and the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

This Agreement is intended to accomplish the complete liquidation and dissolution of the Acquired Fund in conformity with all applicable laws, including the laws of the State of Maryland, the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Corporation’s articles of incorporation and by-laws.

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a separate series of an open-end, registered investment company of the management type;

WHEREAS, the board of trustees of the Acquiring Trust has determined that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of the identified liabilities of the Acquired Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the transactions contemplated herein; and

WHEREAS, the board of directors of the Acquired Corporation has determined that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of the identified liabilities of the Acquired Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquired Fund and of each class of stockholders of the Acquired Fund and that the interests of the Acquired Fund’s existing stockholders will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1.

Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)

The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, on the Closing Date, all of the properties and assets of the Acquired Fund as set forth in Section 1.2.

(b)

The Acquiring Fund shall, on the Closing Date, (i) issue and deliver to the Acquired Fund (1) the number of Class A Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class A [and Class R] shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Sections 2.2 and 2.4 (the “Class A [and R Share] Net Asset Value”), by (B) the net asset value of one Class A Acquisition Share, computed in the manner and as of the time and date set forth in Sections 2.3 and 2.4, (2) the number of Class B Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class B shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Sections 2.2 and 2.4, by (B) the net asset value of one Class B Acquisition Share, computed in the manner and as of the time and date set forth in Sections 2.3 and 2.4, and (3) the number of Class C Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class C shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Sections 2.2 and 2.4, by (B) the net asset value of one Class C Acquisition Share, computed in the manner and as of the time and date set forth in Sections 2.3 and 2.4, and (ii) assume (1) those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Acquired Fund prepared on behalf of the Acquired Fund, as of the Valuation Date (as defined in Section 2.4), in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied (from the prior audited period) and (2) such other liabilities, expenses, costs and charges incurred by the Acquired Fund from the Valuation Date through the Closing Date of a type and in an amount which is consistent with the Acquired Fund’s ordinary course of business ((1) and (2), collectively, the “identified liabilities”). The Acquiring Fund shall assume only the identified liabilities and shall not assume any other liabilities of the Acquired Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Acquired Fund. Such transactions shall take place at the closing provided for in Section 3 (the “Closing”).

(c)

Upon consummation of the transactions described in subsections (a) and (b) above, the Acquired Fund in complete liquidation shall distribute to its respective stockholders of record as of the Closing Date the Acquiring Fund Shares received by it. Each Class A stockholder of the Acquired Fund shall be entitled to receive that number of Class A Acquisition Shares equal to the total of (i) the number of Class A shares of the Acquired Fund (the “Class A Acquired Fund Shares”) held by such stockholder divided by the number of such Class A Acquired Fund Shares outstanding on such date multiplied by (ii) the total “number of Class A Acquisition Shares distributable to Class A stockholders of the Acquired Fund” (defined below). Each Class B stockholder of the Acquired Fund shall be entitled to receive that number of Class B Acquisition Shares equal to the total of (i) the number of Class B shares of the Acquired Fund (the “Class B Acquired Fund Shares”) held by such stockholder divided by the number of such Class B Acquired Fund Shares outstanding on such date multiplied by (ii) the total number of Class B Acquisition Shares. Each Class C stockholder of the Acquired Fund shall be entitled to receive that number of Class C Acquisition Shares equal to the total of (i) the number of Class C shares of the Acquired Fund (the “Class C Acquired Fund Shares”) held by such stockholder divided by the number of such Class C Acquired Fund Shares outstanding on such date multiplied by (ii) the total number of Class C Acquisition Shares. [Each Class R stockholder of the Acquired Fund shall be entitled to receive that number of Class A Acquisition Shares equal to the total of (i) the number of Class R shares of the Acquired Fund (the “Class R Acquired Fund Shares,” and together with the Class A Acquired Fund Shares, the Class B Acquired Fund Shares and the Class C Acquired Fund Shares, the “Acquired Fund Shares”) held by such stockholder divided by the number of such Class R Acquired Fund Shares outstanding on such date multiplied by (ii) the total “number of Class A Acquisition Shares distributable to Class R stockholders of the Acquired Fund” (defined below).] The “number of Class A Acquisition Shares distributable to Class A stockholders of the Acquired Fund” shall be determined by multiplying (i) the total number of Class A Acquisition Shares by (ii) the fraction of the Class A [and R] Share Net Asset Value represented by the amount of the assets of the

Acquired Fund attributable to its Class A shares, less the amount of the liabilities of the Acquired Fund attributable to such shares. [The “number of Class A Acquisition Shares distributable to Class R stockholders of the Acquired Fund” shall be determined by multiplying (i) the total number of Class A Acquisition Shares by (ii) the fraction of the Class A and R Share Net Asset Value represented by the amount of the assets of the Acquired Fund attributable to its Class R shares, less the amount of the liabilities of the Acquired Fund attributable to such shares.]

1.2.

The property and assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other properties and assets which are owned by the Acquired Fund on the Closing Date and any deferred expenses or prepaid expenses, other than any unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

1.3.

As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will liquidate and distribute (i) to its Class A [and Class R stockholders] of record the Class A Acquisition Shares received by the Acquired Fund as contemplated by Section 1.1, (ii) to its Class B stockholders of record the Class B Acquisition Shares received by the Acquired Fund as contemplated by Section 1.1 and (iii) to its Class C stockholders of record the Class C Acquisition Shares received by the Acquired Fund as contemplated by Section 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Acquired Fund stockholders and representing the respective number of the Acquiring Fund Shares due to such stockholders. The Acquiring Fund shall not be obligated to issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.4.

With respect to the Acquiring Fund Shares distributable pursuant to Section 1.3 to an Acquired Fund stockholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Fund will not permit such stockholder to receive Acquiring Fund Share certificates therefor, exchange such Acquiring Fund Shares for shares of other series of the Acquiring Trust, effect an account transfer of such Acquiring Fund Shares, or pledge or redeem such Acquiring Fund Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund stockholder has surrendered all his or her outstanding certificates for Acquired Fund Shares or, in the event of lost certificates, such stockholder has executed an affidavit of loss in a form reasonably acceptable to the Acquired Fund and the Acquiring Fund.

1.5.

As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. As promptly as practicable after the liquidation of the Acquired Fund and the liquidation of all other outstanding series of shares of the Acquired Corporation, the Acquired Corporation shall be dissolved pursuant to the provisions of the Acquired Corporation’s articles of incorporation and bylaws, as amended, and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and thereafter.

1.6.

Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Fund or the Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the Acquired Corporation or the Acquiring Trust, and, for clarity, under no circumstances will any other series of the Acquired Corporation or the Acquiring Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.

VALUATION

2.1.

On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of Class A Acquisition Shares, Class B Acquisition Shares and Class C Acquisition Shares (including fractional shares, if any) determined as provided in Section 1.

2.2.

The value of the Acquired Fund’s net assets will be computed as of the Valuation Date, using the valuation procedures for the Acquiring Fund set forth in the Acquiring Trust’s declaration of trust, the Acquiring Fund’s then current prospectus or prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) and the Acquiring Fund’s valuation procedures (the “Valuation Procedures”).

2.3.

The net asset value of a Class A Acquisition Share, Class B Acquisition Share or Class C Acquisition Share shall be the net asset value per Class A, Class B or Class C share, respectively, of the Acquiring Fund computed as of the Valuation Date using the valuation procedures for the Acquiring Fund set forth in the Acquiring Trust’s declaration of trust, the Acquiring Fund Prospectus and the Acquiring Fund’s Valuation Procedures.

2.4.

The Valuation Date shall be 4:00 p.m. Eastern time, and after the declaration of any dividends by the Acquired Fund and after effectuating any redemptions of Acquired Fund Shares effective as of such date, on the business day immediately preceding the Closing Date, or such earlier date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.5.

The Acquiring Fund shall issue the Acquiring Fund Shares to the Acquired Fund on one share deposit receipt registered in the name of the Acquired Fund. The Acquired Fund shall distribute in liquidation the Class A Acquisition Shares received by it hereunder to its Class A [and Class R] stockholders as contemplated by Section 1.1, the Class B Acquisition Shares received by it hereunder to its Class B stockholders as contemplated by Section 1.1 and the Class C Acquisition Shares received by it hereunder to its Class C stockholders as contemplated by Section 1.1, by redelivering such share deposit receipt to the Acquiring Trust’s transfer agent which will as soon as practicable set up open accounts for Acquired Fund stockholders in accordance with written instructions furnished by the Acquired Fund.

2.6.

The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

2.7.

All computations of value shall be made by the pricing agent for the Acquiring Fund, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund using the valuation procedures set forth in the Acquiring Trust’s declaration of trust, the Acquiring Fund Prospectus and the Acquiring Fund’s Valuation Procedures.

3.

CLOSING AND CLOSING DATE

3.1.

The Closing shall occur immediately prior to the closing of the Asset Purchase Agreement by and among HighMark Capital Management, Inc., Ziegler Capital Management, LLC and The Ziegler Companies, Inc. dated as of February [●], 2009. The Closing Date shall be the date of the Closing, or such other date as the parties may agree. The Closing shall be held at the offices of Ropes & Gray LLP, One Embarcadero Center, Suite 2200, San Francisco, California 94111, at 9:00 a.m. Eastern Time or at such other time and/or place as the parties may agree.

3.2.

The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to Union Bank, N.A., as custodian for the Acquiring Fund (the “Custodian”), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act, and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “Union Bank, N.A., custodian for [Acquiring Fund].”

3.3.

In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date agreed to by the parties hereto; provided that if trading shall not be fully resumed and reporting restored within three business days after the Valuation Date, this Agreement may be terminated by the Acquiring Fund or the Acquired Fund upon the giving of written notice to the other parties.

3.4.

At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund stockholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund stockholder, all as of the close of business on the Valuation Date, certified by any Vice President, Secretary or Assistant Secretary of the Acquired Corporation on behalf of the Acquired Fund. The Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that the Acquiring Fund Shares issuable pursuant to Section 1.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited pro rata within each class of shares to open accounts in the names of Acquired Fund stockholders as provided in Section 1.3.

3.5.

At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.

REPRESENTATIONS AND WARRANTIES

4.1.

Representations and Warranties of the Acquired Corporation, on behalf of the Acquired Fund.

The Acquired Corporation, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

The Acquired Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Maryland and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Acquired Corporation is not required to qualify as a foreign corporation in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquired Fund. The Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)

The Acquired Corporation is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquired Fund have been duly registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect. The Acquired Fund is a separate series of the Acquired Corporation duly constituted in accordance with the articles of incorporation of the Acquired Corporation and applicable law, and the applicable provisions of the 1940 Act, to the extent required by the 1940 Act.

(c)

The Acquired Fund is not in violation in any material respect of any provisions of the Acquired Corporation’s articles of incorporation or bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)

The Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the “Commission”) thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to any of the Acquired Corporation or the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)

At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2.

(f)

No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquired Corporation or the Acquired Fund, threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither the Acquired Corporation nor the Acquired Fund knows of any facts which might form the basis for the institution of such proceedings, and neither the Acquired Corporation nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(g)

The statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of portfolio investments (indicating their market values) of the Acquired Fund at, as of and for the fiscal year ended October 31, 2008, audited by Deloitte & Touche LLP, independent registered public accounting firm to the Acquired Fund, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with GAAP consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since October 31, 2008. Prior to the Closing Date, the Acquired Fund will endeavor to quantify and reflect on its statement of assets and liabilities all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 2008, whether or not incurred in the ordinary course of business.

(h)

Since October 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness (other than in the ordinary course of business).

(i)

As of the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been timely filed and were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable shall have been timely paid. The Acquired Fund is not liable for taxes of any person other than itself and is not a party to any tax sharing or allocation agreement. All of the Acquired Fund’s tax liabilities will have been adequately provided for on its books. To the best of the Acquired Corporation’s or the Acquired Fund’s knowledge, the Acquired Fund has not had any tax deficiency or liability asserted against it or question with respect thereto raised, and it is not under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(j)

The Acquired Fund has met the requirements of subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date, treating the Closing Date as the close of its tax year if the year does not otherwise close on such date. The Acquired Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. There is no other tax liability (foreign, state, local) except as accrued on the Acquired Fund’s books. The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(k)

The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

(l)

The authorized stock of the Acquired Corporation consists of 10 billion shares of common stock, $0.001 par value. The authorized stock of the Acquired Fund consists of [__] shares of common stock, $0.001 par value, divided into [___], each having the characteristics described in the Acquired Fund Prospectus and will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in Section 3.4[; provided, however, that no Class [_] shares of the Acquired Fund shall be outstanding as of the Record Date (defined below)]. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding. For purposes of this Agreement, “Record Date” shall mean the date for determining those stockholders of the Acquired Fund entitled to notice of, and to vote at, the special meeting of Acquired Fund stockholders called for the purpose of approving this Agreement.

(m)

The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund.

(n)

The execution, delivery and performance of this Agreement have been duly authorized by the board of directors of the Acquired Corporation and by all other necessary corporate action on the part of the Acquired Corporation and the Acquired Fund, other than stockholder approval as required by Section 8.1 hereof, and subject to such stockholder approval, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)

The Acquiring Fund Shares to be issued to the Acquired Fund pursuant to the terms of this Agreement will not be acquired for the purpose of making any distribution thereof other than to Acquired Fund stockholders as provided in Section 1.1(c).

(p)

The information relating to the Acquired Corporation and the Acquired Fund furnished by the Acquired Corporation and the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

(q)

As of the date of this Agreement, the Acquired Corporation and the Acquired Fund have provided the Acquiring Fund with information relating to the Acquired Corporation and the Acquired Fund reasonably necessary for the preparation of a prospectus, including the proxy statement of the Acquired Fund (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Trust (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act in connection with the meeting of stockholders of the Acquired Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of stockholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquired Corporation or the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(r)

There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund Prospectus, the registration statement or the Acquired Corporation’s Registration Statement on Form N-1A currently in effect.

(s)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

(t)

As of both the Valuation Date and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund, and without any restrictions upon the transfer thereof, including such restrictions as might arise under the 1933 Act. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the audited schedule of its portfolio investments as of October 31, 2008, referred to in Section 4.1(g) hereof, as supplemented with such changes as the Acquired Fund shall make after October 31, 2008, which changes shall be disclosed to the Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

(u)

The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(v)

To the best of the Acquired Corporation’s and the Acquired Fund’s knowledge, all of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

(w)

Neither the Acquired Corporation, on behalf of the Acquired Fund, nor the Acquired Fund has any material contracts or other commitments (other than this Agreement, agreements for the purchase and sale of securities or other permitted investments and those contracts listed in Schedule 4.1(w)) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund).

4.2.

Representations and Warranties of the Acquiring Trust, on behalf of the and the Acquiring Fund.

The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Acquiring Trust is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquiring Fund. The Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)

The Acquiring Trust is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquiring Fund have been duly registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect. The Acquiring Fund is a separate series of the Acquiring Corporation duly constituted in accordance with the declaration of trust of the Acquiring Trust and applicable law, and the applicable provisions of the 1940 Act, to the extent required by the 1940 Act.

(c)

The Acquiring Fund is not in violation in any material respect of any provisions of the Acquiring Trust’s declaration of trust or code of regulations or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)

The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Trust or the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)

No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Trust or the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither the Acquiring Trust nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings, and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(f)

The statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of portfolio investments (indicating their market values) of the Acquiring Fund at, as of and for the fiscal year ended July 31, 2008, audited by Deloitte & Touche LLP, independent registered public accounting firm to the Acquiring Fund, and, if available, the statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of portfolio investments at, as of and for the six months ended January 31, 2009, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such date and for the period then ended in accordance with GAAP consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since January 31, 2009.

(g)

Since July 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness (other than in the ordinary course of business).

(h)

The Acquiring Fund has met the requirements of subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date, treating the Closing Date as the close of its tax year if the year does not otherwise close on such date. The Acquiring Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. There is no other tax liability (foreign, state, local) except as accrued on the Acquiring Fund’s books. The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(i)

The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the board of trustees of the Acquiring Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund as of the Closing Date will be divided into Class A shares, Class B shares, Class C shares and Fiduciary shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund, including the Acquiring Fund Shares issued hereunder, are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding.

(j)

The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquiring Fund, as in effect from time to time, except as previously disclosed in writing to the Acquired Fund.

(k)

The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Acquiring Trust and by all other necessary trust action on the part of the Acquiring Trust and the Acquiring Fund, and constitute the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(l)

The information relating to the Acquiring Trust and the Acquiring Fund furnished by the Acquiring Trust and the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

(m)

As of the effective date of the Registration Statement, the date of the meeting of stockholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquiring Trust and the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n)

There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund Prospectus, the registration statement or the Acquiring Corporation’s registration statement on Form N-1A currently in effect.

(o)

The books and records of the Acquiring Fund made available to the Acquired Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(p)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws.

5.

COVENANTS OF THE PARTIES.

5.1.

The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of fund shares, and regular and customary periodic dividends and distributions.

5.2.

The Acquired Corporation will call a meeting of the Acquired Fund stockholders to be held prior to the Closing Date to consider and act upon this Agreement, including the liquidation of the Acquired Fund, and take all other reasonable action necessary to obtain the required stockholder approval of the transactions contemplated hereby.

5.3.

In connection with the Acquired Fund stockholders’ meeting referred to in Section 5.2, the Acquiring Trust, with the assistance of the Acquired Corporation, will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Acquiring Trust will file for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to Acquired Fund stockholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

5.4.

Each of the Acquired Corporation, the Acquired Fund, the Acquiring Trust and the Acquiring Fund will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement. Without limiting the foregoing, the Acquired Corporation and the Acquired Fund will assist the

Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund Shares.

5.5.

Subject to the provisions of this Agreement, the Acquired Corporation, the Acquiring Trust, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things, reasonably necessary, proper or advisable to cause the conditions to the other parties’ obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6.

As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Corporation or the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Acquired Corporation’s President and Treasurer.

5.7.

The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.8.

The Acquired Corporation and the Acquired Fund agree that the liquidation and termination of the Acquired Fund will be effected in the manner provided in the Acquired Corporation’s articles of incorporation and bylaws in accordance with applicable law, and that on and after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

6.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1.

The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed on its behalf by the Acquired Corporation’s President or any Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied by it under this Agreement at or prior to the Closing Date.

6.2.

The Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Date, and a certificate of the Acquired Corporation’s President (or any Vice President) and Treasurer, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since October 31, 2008 (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business).

6.3.

The assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund may not properly acquire, including by reason of limitations contained in the 1940 Act, the Acquiring Trust’s declaration of trust or of investment restrictions disclosed in the Acquiring Fund Prospectus in effect on the Closing Date.

6.4.

All proceedings taken by the Acquired Fund in connection with the transactions contemplated by this Agreement and all material documents related thereto shall be reasonably satisfactory in form and substance to the Acquiring Fund.

6.5.

The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Acquired Corporation, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request within a reasonable time prior to the Closing Date.

6.6.

Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s stockholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), and all of its net capital gain realized, in each case for or in its taxable year ended October 31, 2008 and the short taxable year beginning on November 1, 2008 and ending on the Closing Date.

6.7.

The Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

6.8.

The Acquired Fund’s transfer agent shall have provided to the Acquiring Fund’s transfer agent (i) the originals or true copies of all of the records of the Acquired Fund in the possession of the Acquired Fund’s transfer agent as of the Closing Date, (ii) a record specifying the number of Acquired Fund Shares outstanding as of the Valuation Date and (iii) a record specifying the name and address of each holder of record of any Acquired Fund Shares and the number of Acquired Fund Shares held of record by each such stockholder as of the Valuation Date. The Acquired Fund’s transfer agent shall also have provided the Acquiring Fund with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

6.9.

All of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities or Blue Sky laws (including any applicable exemptions therefrom) and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or its counsel are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or its counsel to indemnify the Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

6.10.

(1) All the agreements and plans of reorganization dated as of [●], 2009, relating to the reorganization of each other series of the Acquired Corporation listed on Exhibit A hereto into the corresponding series of the Acquiring Trust listed on Exhibit A hereto shall have been approved by the stockholders of the applicable series of the Acquired Corporation, in each case, in the manner required by the Acquired Corporation’s articles of incorporation, bylaws and applicable law and the Acquiring Fund shall have received reasonable evidence of each such approval, and (2) the conditions for the closing of the reorganizations of each other series of the Acquired Corporation listed on Exhibit A hereto into the corresponding series of the Acquiring Trust listed on Exhibit A hereto shall have been satisfied or waived by the applicable party such that such reorganizations shall be consummated simultaneously with the reorganization of the Acquired Fund into the Acquiring Fund, provided that if, pursuant to Section 11.5 of the Agreement and Plan of Reorganization by and between the Acquiring Trust, on behalf of North Track Wisconsin Tax-Exempt Fund, the Acquired Corporation, on behalf of HighMark Wisconsin Tax-Exempt Fund, Ziegler and HighMark Capital Management, Inc. dated as of [●], 2009, the reorganization of North Track Wisconsin Tax-Exempt Fund into HighMark Wisconsin Tax-Exempt Fund does not occur, then, such reorganization shall be excluded for all purposes of this Section 6.10.

6.11.

The Acquiring Fund shall have received a favorable opinion of Quarles & Brady, LLP (“Quarles & Brady”), counsel to the Acquired Corporation for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of Quarles & Brady appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Fund, which opinion shall rely on a separate opinion of local counsel to the extent it relates to the laws of the state of Maryland, substantially to the following effect:

(a)

The Acquired Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Maryland and has all corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the articles of incorporation and bylaws of the Acquired Corporation and applicable law, and the applicable provisions of the 1940 Act, to the extent required by the 1940 Act.

(b)

This Agreement has been duly authorized, executed and delivered by the Acquired Corporation, on behalf of the Acquired Fund, and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Corporation and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)

Assuming that a consideration thereof of not less than the net asset value, and the par value, thereof has been paid, all issued and outstanding shares of the Acquired Fund are validly issued and outstanding and fully paid and nonassessable.

(d)

The Acquired Fund has the entity power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have taken all legal action necessary to have duly transferred such assets to the Acquiring Fund.

(e)

The execution and delivery of this Agreement by the Acquired Corporation, on behalf of the Acquired Fund, did not, and the performance by the Acquired Corporation and the Acquired Fund of their obligations hereunder will not, violate the Acquired Corporation’s articles of incorporation or bylaws, or any provision of any Material Agreement (defined below) known to such counsel to which the Acquired Corporation or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any Material Agreement, judgment or decree to which the Acquired Corporation or the Acquired Fund is a party or by which it is bound. For purposes of this Section “Material Agreement” means any agreement listed as an exhibit on Part C of the Acquired Corporation’s currently effective Amendment to its Registration Statement on Form N-1A and any agreement to which the Acquired Corporation or the Acquired Fund is a party or by which it is bound and of which such counsel has actual knowledge.

(f)

Without having made any investigation, to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required of the Acquired Corporation or the Acquired Fund for the consummation by the Acquired Corporation or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained.

(g)

Without having made any investigation, such counsel does not know of any legal or governmental proceedings relating to the Acquired Corporation or the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in Section 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required.

(h)

The Acquired Corporation is registered with the Securities and Exchange Commission as an investment company under the 1940 Act.

7.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.

The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed on its behalf by the Acquiring Trust’s President or any Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied by it under this Agreement at or prior to the Closing Date.

7.2.

The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the identified liabilities of the Acquired Fund existing at the Valuation Date in accordance with Section 1 hereof in connection with the transactions contemplated by this Agreement.

7.3.

All proceedings taken by the Acquiring Fund in connection with the transactions contemplated by this Agreement and all material documents related thereto shall be reasonably satisfactory in form and substance to the Acquired Fund.

7.4.

The Acquired Fund shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of Ropes & Gray LLP appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, substantially to the following effect:

(a)

The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the declaration of trust and code of regulations of the Acquiring Trust and applicable law, and the applicable provisions of the 1940 Act, to the extent required by the 1940 Act.

(b)

This Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and assuming the due authorization, execution and delivery of this Agreement by the Acquired Corporation, on behalf of the Acquired Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Trust and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)

The Acquiring Fund has the entity power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have taken all legal action necessary to have duly assumed such liabilities.

(d)

Assuming that a consideration thereof not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and, except as set forth in the Acquiring Fund Prospectus, nonassessable Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund.

(e)

The execution and delivery of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, did not, and the performance by the Acquiring Trust and the Acquiring Fund of their obligations hereunder will not, violate the Acquiring Trust’s declaration of trust or code of regulations, or any provision of any Material Agreement (defined below) known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any Material Agreement, judgment or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound. For purposes of this Section “Material Agreement” means any agreement listed as an exhibit on Part C of the Acquiring Trust’s currently effective amendment to its registration statement on Form N-1A and any agreement to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound and of which such counsel has actual knowledge.

(f)

Without having made any investigation, to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required of the Acquiring Trust or the Acquiring Fund for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or Blue Sky laws or such as have been obtained.

(g)

Without having made any investigation, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in Section 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required.

(h)

The Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act.

8.

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Fund and the Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1.

This Agreement shall have been approved by the stockholders of the Acquired Fund in the manner required by the Acquired Corporation’s articles of incorporation, bylaws and applicable law, and the parties shall have received reasonable evidence of each such approval.

8.2.

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3.

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.4.

The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5.

The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications)

satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, although the matter is not free from doubt, generally for federal income tax purposes:

(a)

The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund’s assumption of the identified liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution by the Acquired Fund of such Acquiring Fund Shares to the stockholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in Section 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)

No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its stockholders in liquidation, as contemplated in Section 1 hereof.

(c)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the identified liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)

The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer.

(e)

The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund.

(f)

No gain or loss will be recognized by Acquired Fund stockholders upon the exchange of all of their Acquired Fund Shares for the Acquiring Fund Shares.

(g)

The aggregate tax basis of the Acquiring Fund Shares to be received by each stockholder of the Acquired Fund will be the same as the aggregate tax basis of Acquired Fund Shares exchanged therefor.

(h)

An Acquired Fund stockholder’s holding period for the Acquiring Fund Shares to be received will include the period during which Acquired Fund Shares exchanged therefor were held, provided that the stockholder held Acquired Fund Shares as a capital asset on the date of the exchange.

(i)

The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by officers of the Acquired Corporation and the Acquiring Trust and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.6.

At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1) may be jointly waived by the board of directors of the Acquired Corporation and the board of trustees of the Acquiring Trust, if, in the judgment of the board of directors of the Acquired Corporation, such waiver will not have a material adverse effect on the interests of the stockholders of the Acquired Fund and, if, in the judgment of the board of trustees of the Acquiring Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund.

9.

BROKERAGE FEES AND EXPENSES.

9.1.

Each of the Acquired Corporation, the Acquired Fund, the Acquiring Trust and the Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2.

Each of Ziegler and HighMark Capital agrees that none of the costs and expenses incurred in connection with the Reorganization, whether or not the Reorganization is consummated, will be borne by the Acquired Corporation, the Acquiring Trust, the Acquired Fund or the Acquiring Fund and that such costs and expenses will be borne by Ziegler and HighMark Capital.

9.3.

Ziegler agrees to assume all liabilities of the Acquired Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, that are not assumed by the Acquiring Fund as identified liabilities under Section 1.1(b) of this Agreement, including but not limited to all liabilities of the Acquired Fund that arise from or relate to conduct that occurred prior to the Valuation Date and that are not reflected on the Statement of Assets and Liabilities of the Acquired Fund prepared on behalf of the Acquired Fund, as of the Valuation Date.

10.

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.

Each of the Acquired Corporation, the Acquired Fund, the Acquiring Trust and the Acquiring Fund agrees that it has not made any representation, warranty or covenant not set forth herein with respect to the Reorganization and that this Agreement constitutes the entire agreement between the parties with respect to the Reorganization.

10.2.

No representation, warranty or covenant contained in this Agreement or in any document, certificate or other instrument required to be delivered under this Agreement shall survive the Closing or termination of this Agreement (except as provided in Section 11.4 hereof) and no party shall, therefore, have any recourse therefore against any other party in connection therewith; provided that this Section 10.2 shall not limit any covenant contained herein that by its terms contemplates performance after Closing nor shall it limit any covenants contained in Sections 9.2 or 9.3.

11.

TERMINATION

11.1.

This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund prior to the Closing Date.

11.2.

In addition, either of the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)

With respect to a termination by the Acquired Fund, of a material breach by the Acquiring Fund of any representation, warranty, covenant or agreement contained herein to be performed by the Acquiring Fund at or prior to the Closing Date; or with respect to a termination by the Acquiring Fund, of a material breach by the Acquired Fund of any representation, warranty, covenant or agreement contained herein to be performed by the Acquired Fund at or prior to the Closing Date;

(b)

A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)

Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)

The board of directors of the Acquired Corporation or the board of trustees of the Acquiring Trust, as applicable, has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with the Reorganization not in the best interests of the Acquired Fund’s stockholders or the Acquiring Fund’s shareholders, as applicable.

11.3.

If the transactions contemplated by this Agreement have not been substantially completed by July 31, 2009, this Agreement shall automatically terminate on that date unless a later date is agreed to by all of the parties to this Agreement.

11.4.

In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that Sections 9.2, 10, 11.4, 13, 14 and 15 shall survive any termination of this Agreement.

12.

TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

13.

AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Trust and the Acquired Corporation (and, for purposes of amendments to Sections 9.2 and 10.2, HighMark Capital and Ziegler, and for purposes of amendments to Sections 9.3 and 10.2, Ziegler); provided, however, that following the stockholders’ meeting called by the Acquired Fund pursuant to Section 5.2, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to stockholders of the Acquired Fund under this Agreement to the detriment of such stockholders without their further approval.

14.

NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Corporation, Ziegler or the Acquired Fund at 200 South Wacker Drive, Suite 2000, Chicago, IL 60606 or HighMark Capital, the Acquiring Trust or the Acquiring Fund at 350 California Street, San Francisco, CA 94104.

15.

MISCELLANEOUS.

15.1.

The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.

This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.

All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6.

The names “HighMark Funds” and “Trustees of HighMark Funds” refers respectively to the Trust created and the Trustees of the Trust created, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Acquiring Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Acquiring Trust personally, but bind only the assets of the Acquiring Trust and all persons dealing with any series of shares of the Acquiring Trust must look solely to the assets of the Acquiring Trust belonging to such series for the enforcement of any claims against the Acquiring Trust.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

NORTH TRACK FUNDS, INC.
On behalf of [___] Fund

By:
Name:
Title:

HIGHMARK FUNDS
On behalf of [___] Fund

By:
Name:
Title:

For purposes of Sections 9.2, 9.3 and 10.2 only:

ZIEGLER CAPITAL MANAGEMENT, LLC

By:
Name:
Title:

For purposes of Sections 9.2 and 10.2 only:

HIGHMARK CAPITAL MANAGEMENT, INC.

By:
Name:
Title:

EXHIBIT A

Acquired Fund	Acquiring Fund
North Track Equity Income Fund	HighMark Equity Income Fund
North Track Geneva Growth Fund	HighMark Geneva Growth Fund
North Track NYSE Arca Tech 100 Index Fund	HighMark NYSE Arca Tech 100 Index Fund
North Track Wisconsin Tax-Exempt Fund	HighMark Wisconsin Tax-Exempt Fund

Schedule 4.1(w)

None.

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APPENDIX B – INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS: HIGHMARK LARGE CAP GROWTH FUND

This Appendix B contains information regarding HighMark Large Cap Growth Fund. Part I contains a summary of the investment objective and principal investment strategies of HighMark Large Cap Growth Fund and Part II contains a more detailed summary of the principal risks relating to an investment in HighMark Large Cap Growth Fund.

I. Summary of Investment Objective and Principal Investment Strategies

Investment Objective: To seek long-term capital appreciation through investments in equity securities; current income is incidental.

Principal Investment Strategies: HighMark Large Cap Growth Fund seeks long-term capital appreciation through investments in equity securities. The production of current income is an incidental objective.

To pursue its primary goal, the Fund invests primarily in the equity securities of large U.S. growth-oriented companies that the portfolio managers believe are also financially stable. “Growth-oriented companies” are those whose earnings are growing at a faster rate than the market as a whole, or have the potential to do so.

The portfolio managers attempt to select securities with appreciation possibilities by looking at many factors. These include:

•

the company’s market position, product line, technological position and prospects for sustained and/or increased earnings,

•

the management capability of the company being considered,

•

the short-term and long-term outlook for the industry being analyzed and

•

changes in economic and political conditions.

The portfolio managers may also analyze the demands of investors for the security relative to its price. Securities may be chosen when the portfolio managers anticipate a development that might have an effect on the value of a security.

In general, the portfolio managers may sell a security if they determine that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. The portfolio managers may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies.

In addition to the securities described above, the Fund may invest up to 20% of the Fund’s assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund’s assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

II. Summary Description of Principal Risks

Your investment in the Fund may be subject to the following risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Foreign Securities and Currency Risks: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the

U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid security markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

Investment Style Risk: The possibility that the kinds of stocks on which this Fund focuses will underperform other types of investments or the market as a whole. If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

Other Risks

In addition to the principal investment strategies described above, the Fund may at times use strategies and techniques that involve certain special risks. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others. This Prospectus/Proxy Statement does not attempt to disclose all of the various investment techniques and types of securities that HighMark Capital might use in managing the Fund. As in any mutual fund, investors must rely on the professional investment judgment and skill of the investment adviser. Please see “Additional Information on Portfolio Investments” in the SAI for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Counterparty Risk. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. A fund’s income and the value of the fund’s investments could decline as a result.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Emerging Market Risk. To the extent that a fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk below.

Exchange Traded Funds Risk. Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Funds may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

Hedging Risk. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a fund will make it more sensitive to interest rate risk.

Investment Style Risk. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Microcap Company Risk. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

New Public Company Risk. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment & Call Risk. The risk that an issuer will repay a security’s principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” – or repay –a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS: HIGHMARK LARGE CAP VALUE FUND

This Appendix B contains information regarding HighMark Large Cap Value Fund. Part I contains a summary of the investment objective and principal investment strategies of HighMark Large Cap Value Fund and Part II contains a more detailed summary of the principal risks relating to an investment in HighMark Large Cap Value Fund.

I. Summary of Investment Objective and Principal Investment Strategies

Investment Objective: To seek long-term capital appreciation.

Principal Investment Strategies: HighMark Large Cap Value Fund seeks long-term capital appreciation. To pursue this goal, the portfolio managers attempt to position the Fund at the optimal point between excess return and risk, after consideration of trading costs. The portfolio managers utilize a disciplined and systematic quantitative investment process, attempting to identify undervalued stocks of large-capitalization, U.S. companies, favoring those that seem inexpensive compared to their relative level of assets, earnings, momentum, and strength of management. Stocks are evaluated relative to their industry peers; sector weights generally match those of the benchmark. Potentially profitable stocks are purchased in relation to risk and transaction cost posed to the Fund. Securities are evaluated for sale the same way they are for purchase. A sale or purchase of a security will occur only if a candidate has an advantageous combination of expected return, risk characteristics, and estimated round-trip transaction costs. Individual positions are normally pared back if they exceed the benchmark weight by 1.2% or more. Portfolio turnover is expected to be approximately 100% annually.

Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies.

The Fund may invest up to 20% of the Fund’s assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund’s assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

II. Summary Description of Principal Risks

Your investment in the Fund may be subject to the following risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Foreign Securities and Currency Risks: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid security markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

Investment Style Risk: The possibility that the kinds of stocks on which this Fund focuses will underperform other types of investments or the market as a whole. If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

Other Risks

In addition to the principal investment strategies described above, the Fund may at times use strategies and techniques that involve certain special risks. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others. This Prospectus/Proxy Statement does not attempt to disclose all of the various investment techniques and types of securities that HighMark Capital might use in managing the Fund. As in any mutual fund, investors must rely on the professional investment judgment and skill of the investment adviser. Please see “Additional Information on Portfolio Investments” in the SAI for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Counterparty Risk. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. A fund’s income and the value of the fund’s investments could decline as a result.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Emerging Market Risk. To the extent that a fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk below.

Exchange Traded Funds Risk. Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Funds may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

Hedging Risk. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a fund will make it more sensitive to interest rate risk.

Investment Style Risk. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Microcap Company Risk. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

New Public Company Risk. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment & Call Risk. The risk that an issuer will repay a security’s principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” – or repay –a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS: HIGHMARK VALUE MOMENTUM FUND

This Appendix B contains information regarding HighMark Value Momentum Fund. Part I contains a summary of the investment objective and principal investment strategies of HighMark Value Momentum Fund and Part II contains a more detailed summary of the principal risks relating to an investment in HighMark Value Momentum Fund.

I. Summary of Investment Objective and Principal Investment Strategies

Investment Objective: To seek long-term capital growth; current income is a secondary objective.

Principal Investment Strategies: The Value Momentum Fund seeks long-term capital growth with a secondary objective of income. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund’s portfolio. They first identify stocks that they believe are undervalued relative to the market and to the security’s historic valuation. The portfolio managers then screen these stocks to eliminate those that demonstrate excessive negative price or earnings momentum. The Fund generally will invest in companies with a medium to large market capitalization and a majority of them will pay dividends.

In addition to U.S. common stocks, the Fund may invest up to 20% of the Fund’s assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund’s assets in very short-term debt obligations called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.

II. Summary Description of Principal Risks

Your investment in the Fund may be subject to the following risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Foreign Securities and Currency Risks: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid security markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

Investment Style Risk: The possibility that the kinds of stocks on which this Fund focuses will underperform other types of investments or the market as a whole. If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

Other Risks

In addition to the principal investment strategies described above, the Fund may at times use strategies and techniques that involve certain special risks. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others. This Prospectus/Proxy Statement does not attempt to disclose all of the various investment techniques and types of securities that HighMark Capital might use in managing the Fund. As in any mutual fund, investors must rely on the professional investment judgment and skill of the investment adviser. Please see “Additional Information on Portfolio Investments” in the SAI for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Counterparty Risk. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. A fund’s income and the value of the fund’s investments could decline as a result.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Emerging Market Risk. To the extent that a fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk below.

Exchange Traded Funds Risk. Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Funds may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

Hedging Risk. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a fund will make it more sensitive to interest rate risk.

Investment Style Risk. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Microcap Company Risk. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

New Public Company Risk. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment & Call Risk. The risk that an issuer will repay a security’s principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” – or repay –a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

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APPENDIX C – COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

HIGHMARK FUND MERGERS: NORTH TRACK DOW JONES U.S. FINANCIAL 100 PLUS FUND

INTO HIGHMARK LARGE CAP VALUE FUND

The following highlights the differences in each Fund’s fundamental investment restrictions. For purposes of this discussion, a “fundamental” investment restriction is one that may not be changed without a shareholder vote.

North Track Dow Jones U.S. Financial 100 Plus Fund	HighMark Large Cap Value Fund
Diversification
The Fund does not have any fundamental restrictions related to diversification.

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Control
The Fund may not purchase more than 10% of the outstanding voting securities of an issuer or invest in a company to get control or manage it.	The Fund does not have any fundamental restrictions related to the control of outstanding securities of an issuer.
Liquidity

The Fund may not purchase a security if, as a result, more than 10% of the value of the Fund’s net assets would be invested in: (i) securities with legal or contractual restrictions on resale (other than investments and repurchase agreements); (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements which do not provide for payment within 7 days.

The Fund does not have any fundamental restrictions related to the liquidity of its investments.
Concentration
The Fund does not have any fundamental restrictions related to concentration.

The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Borrowing

The Fund may not borrow money or property except for temporary or emergency purposes. If the Fund ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Fund will not pledge more than 15% of its net assets to secure such borrowings. In the event the Fund’s borrowing exceeds 5% of the market value of its total assets, the Portfolio will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets. For purposes of these restrictions, collateral arrangements for premium and margin payments in connection with hedging activities, if any, are not to be deemed to be a pledge of assets.

The Fund may borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

North Track Dow Jones U.S. Financial 100 Plus Fund	HighMark Large Cap Value Fund
Senior Securities
The Fund may not issue senior securities.

The Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Real Estate
The Fund may not buy or sell real estate, real estate limited partnerships, or oil and gas interests or leases, but the Fund may invest in real estate investment trusts.

The Fund may purchase or sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Commodities
The Fund may not invest in commodities, but the Fund may invest in futures contracts and options.

The Fund may purchase or sell commodities, commodities contracts or futures contracts to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Underwriting

The Fund may not underwrite the securities of other issuers, except where it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

The Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Lending

The Fund may not make loans, except that it may lend its portfolio securities. For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

The Fund may lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

Purchasing Securities On Margin and Effecting Short Sales

The Fund may not purchase securities on margin or effect short sales of securities, except short sales “against the box” (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in options and futures transactions).

The Fund does not have any fundamental restrictions related to purchasing securities on margin or effecting short sales.
Investing in other Investment Companies
The Fund does not have any fundamental restrictions related to the purchase of securities of other investment companies.	The Fund may not purchase securities of other investment companies, except as permitted by the 1940 Act.

In addition to the fundamental investment restrictions discussed above, North Track Dow Jones U.S. Financial 100 Plus Fund has the following non-fundamental policies. For the purposes of this discussion, non-fundamental policies may be changed without shareholder approval. The Fund may not:

1.

Invest more than 5% of its total assets in securities of another investment company, invest more than 10% of its total assets in securities of other investment companies in aggregate, or purchase more than 3% of the total outstanding voting stock of another investment company, except that this restriction does not apply to a purchase of investment company securities as a part of a merger, consolidation, reorganization or acquisition of assets.

2.

Hold illiquid securities or securities with restrictions on resale in excess of 15% of the Fund’s net assets.

In addition to the fundamental investment restrictions discussed above, HighMark Large Cap Value Fund has the following non-fundamental policies. The Fund may not:

1.

Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts. However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

2.

Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

3.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

4.

Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

5.

Invest more than 15% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Pursuant to this policy, the Fund may purchase Rules 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

6.

Invest in restricted securities except in accordance with the illiquid securities policy described above.

Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies.

HIGHMARK FUND MERGERS: NORTH TRACK DOW JONES U.S. HEALTHCARE 100 PLUS FUND

INTO HIGHMARK LARGE CAP GROWTH FUND

The following highlights the differences in each Fund’s fundamental investment restrictions. For purposes of this discussion, a “fundamental” investment restriction is one that may not be changed without a shareholder vote.

North Track Dow Jones U.S. Healthcare 100 Plus Fund	HighMark Large Cap Growth Fund
Diversification
The Fund does not have any fundamental restrictions related to diversification.

The Fund may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of such Fund’s total assets would be invested in the issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the issuer’s outstanding voting securities (except that up to 25% of the value of the Fund’s total assets may be invested without regard to these limitations).

Liquidity

The Fund may not purchase a security if, as a result, more than 10% of the value of the Fund’s net assets would be invested in: (i) securities with legal or contractual restrictions on resale (other than investments and repurchase agreements); (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements which do not provide for payment within 7 days.

The Fund does not have any fundamental restrictions related to the liquidity of its investments.
Control
The Fund may not purchase more than 10% of the outstanding voting securities of an issuer or invest in a company to get control or manage it.	The Fund may not invest in any issuer for purposes of exercising control or management.
Concentration
The Fund does not have any fundamental restrictions related to concentration.

The Fund may not purchase any securities that would cause more than 25% of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

North Track Dow Jones U.S. Healthcare 100 Plus Fund	HighMark Large Cap Growth Fund
Borrowing

The Fund may not borrow money or property except for temporary or emergency purposes. If the Fund ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Fund will not pledge more than 15% of its net assets to secure such borrowings. In the event the Fund’s borrowing exceeds 5% of the market value of its total assets, the Portfolio will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets. For purposes of these restrictions, collateral arrangements for premium and margin payments in connection with hedging activities, if any, are not to be deemed to be a pledge of assets.

The Fund may not borrow money, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund’s total assets at the time of its borrowing. The Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid. For purposes of this restriction, the deposit of securities and other collateral arrangements with respect to options and financial and currency futures contracts, and payments of initial and variation margin in connection therewith, are not considered a pledge of a Fund’s assets.

Senior Securities
The Fund may not issue senior securities.

The Fund may not issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund’s total assets at the time of its borrowing. The Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid. For purposes of this restriction, the deposit of securities and other collateral arrangements with respect to options and financial and currency futures contracts, and payments of initial and variation margin in connection therewith, are not considered a pledge of a Fund’s assets.

Real Estate
The Fund may not buy or sell real estate, real estate limited partnerships, or oil and gas interests or leases, but the Fund may invest in real estate investment trusts.

The Fund may not purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and investments in securities secured by real estate or interests therein, are not hereby precluded to the extent the investment is appropriate to such Fund’s investment objective and policies).

Commodities
The Fund may not invest in commodities, but the Fund may invest in futures contracts and options.	The Fund may not purchase or sell commodities or commodity contracts (excluding options and financial and currency futures contracts).

North Track Dow Jones U.S. Healthcare 100 Plus Fund	HighMark Large Cap Growth Fund
Underwriting

The Fund may not underwrite the securities of other issuers, except where it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

The Fund may not underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities” acquired in accordance with the investment objectives and policies of such Fund.

Lending

The Fund may not make loans, except that it may lend its portfolio securities. For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

The Fund may not make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies.

Beneficial Ownership Limits
The Fund does not have any fundamental restrictions related to beneficial ownership.

The Fund may not purchase or retain securities of any issuer if the officers or Trustees of HighMark Funds or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

Purchasing Securities On Margin and Effecting Short Sales

The Fund may not purchase securities on margin or effect short sales of securities, except short sales “against the box” (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in options and futures transactions).

The Fund may not purchase securities on margin (except that it may make margin payments in connection with transactions in options and financial and currency futures contracts), sell securities short, or participate on a joint or joint and several basis in any securities trading account.

Investing in other Investment Companies
The Fund does not have any fundamental restrictions related to the purchase of securities of other investment companies.	The Fund may not purchase securities of other investment companies, except as permitted by the 1940 Act.

In addition to the fundamental investment restrictions discussed above, North Track Dow Jones U.S. Healthcare 100 Plus Fund has the following non-fundamental policies. For the purposes of this discussion, non-fundamental policies may be changed without shareholder approval. The Fund may not:

1.

Invest more than 5% of its total assets in securities of another investment company, invest more than 10% of its total assets in securities of other investment companies in aggregate, or purchase more than 3% of the total outstanding voting stock of another investment company, except that this restriction does not apply to a purchase of investment company securities as a part of a merger, consolidation, reorganization or acquisition of assets.

2.

Hold illiquid securities or securities with restrictions on resale in excess of 15% of the Fund’s net assets.

In addition to the fundamental investment restrictions discussed above, HighMark Large Cap Growth Fund has the following non-fundamental policies. The Fund may not:

1.

Invest more than 15% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Pursuant to this policy, the Fund may purchase Rules 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

2.

Invest in restricted securities except in accordance with the illiquid securities policy described above.

Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies.

HIGHMARK FUND MERGERS: NORTH TRACK LARGE CAP EQUITY FUND AND NORTH TRACK S&P 100 INDEX FUND INTO HIGHMARK VALUE MOMENTUM FUND

The following highlights the differences in each Fund’s fundamental investment restrictions. For purposes of this discussion, a “fundamental” investment restriction is one that may not be changed without a shareholder vote.

North Track Large Cap Equity Fund	North Track S&P 100 Index Fund	HighMark Value Momentum Fund
Diversification
The Fund does not have any fundamental restrictions related to diversification.

The Fund may not invest more than 5% of the fair market value of its assets in securities of any one issuer, except for U.S. Government Securities, which may be purchased without limitation, and except as necessary to parallel the composition of the S&P 100 Stock Index.

The Fund may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of such Fund’s total assets would be invested in the issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the issuer’s outstanding voting securities (except that up to 25% of the value of the Fund’s total assets may be invested without regard to these limitations).

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Control
The Fund may not purchase more than 10% of the outstanding voting securities of an issuer or invest in a company to get control or manage it.	The Fund may not purchase more than 10% of the outstanding voting securities of an issuer, or invest in a company to get control or manage it.	The Fund does not have any fundamental restrictions related to the control of outstanding securities of an issuer.
Concentration
The Fund does not have any fundamental restrictions related to concentration.

The Fund may not invest 25% or more of its total assets, based on current market value at the time of purchase, in securities of issuers in any single industry; provided that there shall be no limitation on the purchase of U.S. Government securities or on municipal securities.

The Fund may not purchase any securities that would cause more than 25% of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities;

North Track Large Cap Equity Fund	North Track S&P 100 Index Fund	HighMark Value Momentum Fund

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

The Fund will not concentrate investments in a particular industry or group of industries, or within any one state, as concentration is defined under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Investment Record
The Fund does not have any fundamental restrictions related to the purchase of securities based on a record of continuous operation.	The Fund may not invest more than 5% of its total assets in securities of companies which, including any predecessors, have a record of less than three years of continuous operations.	The Fund does not have any fundamental restrictions related to the purchase of securities based on a record of continuous operation.
Borrowing

The Fund may not borrow money or property except for temporary or emergency purposes. If the Fund ever should borrow money it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Fund will not pledge more than 15% of its net assets to secure such borrowings. In the event the Fund’s borrowing exceeds 5% of the market value of its total assets, the Portfolio will not invest in any portfolio securities until its borrowings are reduced to below 5% of its total assets. For purposes of these restrictions, collateral arrangements for premium and margin payments in connection with hedging activities, if any, are not to be deemed to be a pledge of assets.

The Fund may not borrow money or property except for temporary or emergency purposes. If the Fund ever should borrow money, it would only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the amount borrowed). The Fund will not pledge more than 15% of its net assets to secure such borrowings. In the event the Fund’s borrowings exceed 5% of the market value of its total assets, the Fund will not invest in any additional portfolio securities until its borrowings are reduced to below 5% of its total assets. For purposes of these restrictions, collateral arrangements for premium and margin payments in connection with the Fund’s hedging activities are not to be deemed to be a pledge of assets.

The Fund may borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

North Track Large Cap Equity Fund	North Track S&P 100 Index Fund	HighMark Value Momentum Fund
Senior Securities
The Fund may not issue senior securities.	The Fund may not issue senior securities.

The Fund may issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Real Estate
The Fund may not buy or sell real estate, real estate limited partnerships, or oil and gas interests or leases, but the Fund may invest in real estate investment trusts.	The Fund may not buy or sell real estate, interests in real estate limited partnerships, oil, gas and mineral interests, or oil, gas and mineral leases.

The Fund may purchase or sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Commodities
The Fund may not invest in commodities, but the Fund may invest in futures contracts and options.	The Fund may not buy or sell commodities or commodity contracts.

The Fund may purchase or sell commodities, commodities contracts or futures contracts to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Underwriting

The Fund may not underwrite the securities of other issuers, except where it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

The Fund may not underwrite the securities of other issuers.

The Fund may underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Lending

The Fund may not make loans, except that it may lend its portfolio securities. For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

The Fund may not make loans, except that the Fund may lend its portfolio securities subject to the conditions and limitations in the Statement of Additional Information. For the purposes of this restriction, investments in publicly-traded debt securities or debt securities of the type customarily purchased by institutional investors and investments in repurchase agreements are not considered loans.

The Fund may not make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies. Otherwise, the Fund may lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

North Track Large Cap Equity Fund	North Track S&P 100 Index Fund	HighMark Value Momentum Fund
Purchasing Securities on Margin and Effecting Short Sales

The Fund may not purchase securities on margin or effect short sales of securities, except short sales “against the box” (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in options and futures transactions).

The Fund may not purchase securities on margin, make short sales or write or purchase put and call options, except for the purposes and subject to the conditions and limitations described in the Prospectus/Proxy.

The Fund does not have any fundamental restrictions related to purchasing securities on margin or effecting short sales.
Investment In Other Investment Companies
The Fund does not have any fundamental restrictions related to the purchase of the securities of other investment companies.

The Fund may not invest in securities of other investment companies, except by purchases as a result of which not more than 10% of the Fund’s total assets (taken at current value) would be invested in such securities, or except as they may be acquired as part of a merger, consolidation, reorganization or acquisition of assets.

The Fund does not have any fundamental restrictions related to the purchase of the securities of other investment companies.
Beneficial Ownership Limits
The Fund does not have any fundamental restrictions relating to beneficial ownership.

The Fund may not purchase or retain the securities of an issuer if those Officers or Directors of North Track who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities.

The Fund does not have any fundamental restrictions relating to beneficial ownership.
Liquidity

The Fund may not purchase a security if, as a result, more than 10% of the value of the Fund’s net assets would be invested in: (i) securities with legal or contractual restrictions on resale (other than investments and repurchase agreements); (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements which do not provide for payment within 7 days.

	The Fund may not purchase securities with legal or contractual restrictions on resale. The Fund may not invest in illiquid securities.	The Fund does not have any fundamental restrictions related to the purchase of securities with legal or contractual restrictions on resale or illiquid securities.
Warrants
The Fund does not have any fundamental restrictions related to the purchase of warrants.

The Fund many not purchase warrants, valued at lower of cost or market, in excess of 5% of the value of the Fund’s net assets; included within the 5%, but not to exceed 2% of the Fund’s net assets, may be warrants which are not listed on the New York Stock Exchange or the Nasdaq Stock Market.

The Fund does not have any fundamental restrictions related to the purchase of warrants.

In addition to the fundamental investment restrictions discussed above, North Track Large Cap Equity Fund and North Track S&P 100 Index Fund have the following non-fundamental policies. For the purposes of this discussion, non-fundamental policies may be changed without shareholder approval. Each Fund may not:

1.

Invest more than 5% of its total assets in securities of another investment company, invest more than 10% of its total assets in securities of other investment companies in aggregate, or purchase more than 3% of the total outstanding voting stock of another investment company, except that this restriction does not apply to a purchase of investment company securities as a part of a merger, consolidation, reorganization or acquisition of assets.

2.

Hold illiquid securities or securities with restrictions on resale in excess of 15% of the Fund’s net assets.

In addition to the fundamental investment restrictions and non-fundamental policies discussed above, North Track S&P 100 Index Fund has the following non-fundamental policies. For the purposes of this discussion, non-fundamental policies may be changed without shareholder approval.

1.

North Track S&P 100 Index Fund will concentrate in an industry only if and to the extent that the S&P 100 Index is so concentrated.

In addition to the fundamental investment restrictions discussed above, HighMark Value Momentum Fund has the following non-fundamental policies. The Fund may not:

1.

Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts. However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

2.

Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

3.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

4.

Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

5.

Invest more than 15% of its total assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Pursuant to this policy, the Fund may purchase Rules 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

6.

Invest in restricted securities except in accordance with the illiquid securities policy described above.

APPENDIX D -- INFORMATION APPLICABLE TO THE ACQUIRING FUNDS (THE “FUNDS”)

SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

HighMark Funds offers different classes of Fund shares, each of which has different expenses and other characteristics. If the Reorganizations occur, Class A, B and C stockholders of the Acquired Funds would receive corresponding Class A, B and C shares of the corresponding Acquiring Fund, Class R stockholders of the applicable Acquired Fund would receive Class A shares of the corresponding Acquiring Fund and the following information would apply to such shares. The following are some of the main characteristics of HighMark’s Class A, B and C shares.

Class A

•

Front-end sales charges, as described below.

•

Distribution and service (12b-1) fees of 0.25%.

•

Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

•

Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

•

Orders for Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

Class B

•

No front-end sales charge.

•

Distribution and service (12b-1) fees of 0.75%.

•

A deferred sales charge, as described below.

•

Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

Class B Shares are closed to purchases and are only available to existing investors, either through reinvestment of dividends on Class B Shares or through exchange of Class B Shares of another HighMark Fund.

Class C

•

No front-end sales charge.

•

Distribution and service (12b-1) fees of 1.00% for HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund and HighMark Value Momentum Fund (“Equity Funds”).

•

A deferred sales charge, as described below.

•

No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

To compensate HighMark Capital Management, Inc. for the commission it may pay to your broker or financial institution at the time of purchase, HighMark Capital Management may receive 12b-1 fees paid on Class C Shares during the first 12 months of investment.

For the actual past expenses of each share class, see the individual Fund profiles earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than Class A shareholders who hold their Shares for a similar period.

For purchases of $1 million or greater, the sales charge for Class A Shares is waived. As a result, if you are making an initial investment of $1 million or more, the lower operating expenses of Class A Shares may make them a better choice for you than Class C Shares.

The Funds will also offer Fiduciary Class Shares, which have their own expense structure. Fiduciary Class Shares are available only to financial institutions, fiduciary clients of Union Bank, N.A., and certain other qualified investors. Call us at 1-800-433-6884 for more details.

How Sales Charges Are Calculated

Class A Shares: Front-End Sales Charge

EQUITY FUNDS

Your Investment	As a Percentage of Offering Price	As a Percentage of Your Investment
0 - $49,999	5.50%	5.82%
$50,000 - $99,999	4.50%	4.71%
$100,000-$249,999	3.75%	3.90%
$250,000 - $499,999	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 and Over	0.00%*	0.00%

———————

*

lf you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%, based on the current market value of the Shares. Multiple purchases are handled on a “first in, first out” basis. This Contingent Deferred Sales Charge may be paid to HighMark Capital Management, Inc. to compensate it for the commission it may pay to your broker or financial institution at the time of purchase.

Class B and Class C Shares: Contingent Deferred Sales Charge

Class B and Class C Shares are available at their net asset value per share, without any initial sales charge. Class B Shares are only available to existing investors, either through reinvestment of dividends on Class B Shares or through exchange of Class B Shares of another HighMark Fund.

If you sell Class B Shares within six years of buying them or Class C Shares within one year of buying them, you must pay what is known as a “contingent deferred sales charge” (CDSC). As the tables below show, the CDSC declines over time and is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

The CDSCs are as follows:

Class B Shares
If sold within	CDSC on shores being sold
1st year	5.00%
2nd year	4.00%
3rd or 4th year	3.00%
5th year	2.00%
6th year	1.00%
7th and 8th year	0%
Class C Shares
If Sold Within	CDSC on Shares Being Sold
1st year	1.00%
After 1st year	0%

Class B Shares will automatically convert to Class A Shares after eight years. Class C Shares do not convert to Class A Shares.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any

Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

On the purchase of your Class C Shares, HighMark Capital Management, Inc. may pay a commission equal to 1.00% of your purchase to your broker or financial institution. HighMark Capital Management, Inc. may also receive any CDSC imposed when you sell your Class C Shares.

Repurchase of Class A Shares

You may purchase any amount of Class A Shares of any HighMark Fund at net asset value (NAV) (without the normal front-end sales charge), up to the limit of the value of any amount of HighMark Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

Sales Charge Reductions and Waivers

Reducing your Class A sales charges. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

•

Right Of Accumulation Privilege: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares, Class B Shares or Class C Shares you bought previously for: (1) your account; (2) your spouse’s account; (3) a joint account with your spouse; or (4) your minor children’s trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation. The applicable front-end sales charge rate for the new purchase is based on the total of your current purchase and the current value of all other Shares you own. You must provide your account number and the account number(s) of your spouse and your minor children, and the ages of such children, as applicable.

•

Letter Of Intent: if you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of $1,000 and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.

Reductions For Qualified Group(s). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

Contact your financial representative or HighMark Funds to find out how to qualify, or consult the Statement of Additional Information (“SAI”) (see the back cover of this prospectus for contact information).

Class A Front-End Sales Charge Waivers: The front-end sales charge will be waived on Class A Shares bought:

(1)

Through reinvestment of dividend and capital gain distributions.

(2)

By investment companies advised by HighMark Capital Management, Inc., Union Bank, N.A., or their affiliates; or distributed by the Distributor or its affiliates placing orders on each entity’s behalf.

(3)

By state and local governments.

(4)

By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5)

By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank.

(6)

By individuals investing proceeds received in connection with a distribution paid from a Union Bank trust or agency account.

(7)

By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

(8)

By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

(9)

By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(10)

By sponsors of a unit investment trust (UIT) who are buying Class A Shares of HighMark Large Cap Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of HighMark Large Cap Growth Fund.

(11)

By current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank, of the Distributor or its affiliated companies, of Boston Financial Data Services or of Sub-Advisers to the HighMark Funds.

(12)

By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which HighMark Funds is a party.

(13)

By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31,1998. Such individuals may make future purchases of Class A Shares at no sales charge.

(14)

Through exchange of Class M Shares of HighMark Funds.

(15)

By clients of financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such clients.

(16)

By participants in retirement plans, college savings plans or other plans for which the plan record-keeping is performed by financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such plans.

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Funds. These waivers and special arrangements may be amended or terminated at any time by any particular Fund.

If you think you may be eligible for a sales charge waiver, contact your financial representative or HighMark Funds or consult the SAI.

For categories 2 through 11, 13, 15 and 16 above, you must notify HighMark Funds at the time you buy the shares that your purchase qualifies for a sales charge waiver.

CDSC waivers: You may qualify for a CDSC waiver if:

•

you are selling Shares as part of a systematic withdrawal plan (SWP), provided that no more than 10% of the total market value of an account (calculated at the time the SWP is established) may be withdrawn over any 12 month period.

•

you are taking certain distributions from a retirement plan.

•

the shareholder has died or become disabled.

You must notify us that you are eligible for a waiver under these circumstances at the time you wish to sell Shares.

If you think you may be eligible for a CDSC waiver, contact your financial representative or HighMark Funds or consult the SAI (see the back cover of this prospectus for contact information).

The Funds make sales charge and breakpoint information available, free of charge, on or through HighMark Funds’ website at www.highmarkfunds.com through the Funds’ prospectuses and SAI, which are available for download or by request at the hyperlink “Prospectus, Applications and Literature.”

Fees for Distribution of Shares

HighMark Funds has adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

Share Class	Percentage of Average Daily Net Assets
Class A	0.25%
Class B	0.75%
Class C (Equity Funds)	1.00%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information about the receipt by HighMark Capital Management, Inc. of 12b-1 fees paid on Class C Shares, please see “Choosing a Share Class” –“Class C” earlier in this section.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above may be paid or “reallowed” to the broker, dealer, financial adviser or other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediaries may receive certain other payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans. For purposes of the following, “financial firms” means brokers, dealers, financial advisers and other financial intermediaries.

A Fund may make payments under HighMark Funds’ shareholder services plans relating to the Class A Shares and the Class B Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of such Fund. The shareholder services plans are more fully described in the SAI. Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.

Marketing Support Payments. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

Payments for Distribution and Shareholder Services. In addition to the foregoing marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares of any of the Funds. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm’s list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with “shelf space” and/or a higher profile for a financial firm’s financial consultants and their customers and/or placing the Funds on the financial firm’s preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm’s platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm’s salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm’s HighMark Funds sales and total assets, and the financial firm’s willingness to give HighMark Capital Management, Inc. or the Funds’ distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Funds on a “select” or “preferred” list. HighMark Capital Management’s goals include educating the investment advisers about the Funds so that they can provide suitable information and advice to prospective investors and shareholders of the Funds.

For the calendar year 2007, the financial firms that received these additional payments, which totaled approximately $1.7 million, from HighMark Capital Management, Inc. include (but are not necessarily limited to) the following:

ADP Clearing & Outsourcing Services	American Investors Co.
American Portfolio Financial Services	MS & Co. Inc.
Ameritrade Inc.	Mutual Service Corp.
AXA Advisors, LLC	National Financial Services, Corp.
Bear, Stearns Security Corp.	National Investor Services Co.
Brookstreet Securities Corp.	National Planning Corp.
Capital Financial Group	National Securities Corporation
Centaurus Financial, Inc.	Nationwide Planning Assoc, Inc.
Charles Schwab	Next Financial Group, Inc.
Commercial Book Keeping	OFG Financial Services Inc.
Commonwealth Financial Network	Oppenheimer & Co. Inc.
Creative Wealth Strategies	PaineWebber Incorporated
Crowell, Weeden & Co.	Penson Financial Services
Crown Capital Securities, LP	Pershing LLC
D. A. Davidson	Prime Vest Financial Services
E*Trade	Proequities Inc.
Empire Financial Group	Prudential Investment Mgmt Srvcs
Ensemble Financial Services, Inc.	QA3 Financial Corp.
ePIanning Securities, Inc.	Questar Capital Corporation
Farmers Financial Solutions LLC	RBC Dain Rauscher, Inc.
Ferris, Baker Watts, Inc.	Ridge Clearing & Outsourcing
Financial Advisors of America LLC	Robert W. Baird & Co.
Financial Network Investment Corp.	Royal Alliance
First Allied Securities, Inc.	Scottrade, Inc.
First Clearing LLC	Securities America
Foothill Securities, Inc.	Securities Services Network, Inc.
Fortune Financial Service, Inc.	SEI Investments Distribution Co.
Geneos Wealth Management, Inc.	Shiraishi Financial Group
Girard Securities, Inc.	SII Investments Inc.

GunnAllen Financial	Sterne Agee & Leach
H&R Block Financial Advisors, Inc.	Stifel, Nicolaus & Co., Inc.
H. Beck, Inc.	TD Ameritrade Institutional
Harvest Capital LLC	Triad Advisors
Hazlett, Burt & Watson, Inc.	UBS Financial Services, Inc.
Independent Financial Group LLC	UnionBanc Investment Services
Invest Financial Corporation	United Planners Financial
Investacorp, Inc.	United Securities Alliance, Inc.
Investors Capital Corp.	USA Financial Securities Corp.
J.W. Cole Financial, Inc.	VSR Financial Services
Janney Montgomery Scott	Wachovia Securities LLC
Jefferson Pilot Securities Corp.	Wedbush Morgan Securities
Legend Equities Corporation	Wells Fargo Investments LLC
Linsco Private Ledger	Wells Fargo Securities
Managed Financial Broker Service	Western International Securities
Mesirow Financial	William Jeffery & Associates
Mid-Atlantic Institutional Shares Inc.	WNA Investment Programs, Inc.
Morgan Keegan & Co.	WRP Investments, Inc.
Morgan Stanley Dean Witter	XCU Capital Corporation, Inc.

HighMark Capital Management, Inc. may have established relationships with other financial firms since the end of 2007 in which these additional payments are made. Speak with your financial adviser to learn whether his or her firm has such a relationship.

Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds’ distributor, HighMark Capital Management, Inc. makes payments to the distributor for distribution services related to the Funds.

If investment advisers, administrators, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular Share class over other Share classes. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. and/or a Fund’s sub-adviser do not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund’s portfolio transactions.

Opening an Account

1.

Read this prospectus carefully.

2.

Determine how much money you want to invest. The minimum investments for Class A or Class C Shares of the HighMark Funds are as follows:

•

Initial Purchase:
$1,000 for each Fund
$250 for each Fund for current and retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank, N.A., the Distributor and its affiliates, and Boston Financial Data Services $100 for each Fund for Automatic Investment Plan

•

Additional Purchases:
$100 for each Fund
$100 monthly minimum per HighMark Fund for Automatic Investment Plan

We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401 (k) or similar plans, or for accounts held through a financial intermediary that has an agreement with HighMark Capital Management, Inc. or the Distributor to waive these minimums. Financial intermediaries may aggregate accounts to meet investment minimum.

3.

Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4.

You and your financial representative can initiate any purchase, exchange or sale of Shares.

5.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, HighMark Funds reserves the right to close your account at the then-current day’s price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

We reserve the right to reject a purchase order if HighMark Funds or the Funds’ adviser determines that it is not in the best interest of HighMark Funds or its shareholders.

BUYING SHARES

By Check

Opening an account

•

Make out a check for the investment amount, payable to “HighMark Funds.”

•

Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

Adding to an account

•

Make out a check for the investment amount, payable to “HighMark Funds.”

•

Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

•

Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

Transfer Agent Address:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks, traveler’s checks, starter checks, money orders or cash will not be accepted.

By Exchange

Opening an account

•

Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

Adding to an account

•

Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

By Wire

Opening an account

•

Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address above).

•

Obtain your Fund account number by calling your financial representative or our Transfer Agent.

•

Instruct your bank to wire the amount of your investment to:
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101
ABA# 011000028
DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

Adding to an account

•

Call our Transfer Agent before wiring any funds.

•

Instruct your bank to wire the amount of your investment to:
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101
ABA# 011000028
DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

Through Financial Institutions

Opening an account

•

Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Adding to an account

•

Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see “Investor Services.”

SELLING SHARES

By Letter

Designed for

•

Accounts of any type.

•

Sales of any amount.

To sell some or all of your Shares

•

Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

•

Include all signatures and any guarantees that may be required (see “Selling Shares in Writing”).

•

Mail the materials to our Transfer Agent.

Transfer Agent Address:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

•

We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

•

If you are invested in an IRA or Roth IRA account, you can contact HighMark customer service to obtain an IRA distribution form at 1-800-433-6884. The IRA distribution form is also downloadable at www.highmarkfunds.com.

By Phone

Designed for

•

Accounts of any type, except Individual Retirement Accounts or Roth IRAs.

•

Sales of any amount.

To sell some or all of your Shares

•

To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

By Wire or Electronic Funds Transfer (EFT)

Designed for

•

Requests by letter to sell at least $500 (accounts of any type).

•

Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

To sell some or all of your Shares

•

We will wire amounts of $500 or more on the next business day after we receive your request.

•

Shares cannot be redeemed by wire on federal holidays restricting wire transfers.

By Exchange

Designed for

•

Accounts of any type.

•

Sales of any amount.

To sell some or all of your Shares

•

Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

•

Call HighMark Funds or your financial representative to request an exchange.

Through Financial Institutions

Designed for

•

Accounts set up through financial institutions.

To sell some or all of your Shares

•

Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see “Investor Services.”

Selling Shares In Writing. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

•

you are selling more than $50,000 worth of Shares.

•

you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

•

you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

Receiving Your Money. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

Redemption in Kind. The Funds reserve the right to make payment on redemptions in securities rather than cash. If a Fund makes payment on redemptions in securities, you may incur brokerage costs when selling those securities.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell

Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.

EXCHANGING SHARES

How to Exchange Your Shares. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the “new HighMark Fund”), provided that you:

•

Are qualified to invest in the new HighMark Fund.

•

Satisfy the initial and additional investment minimums for the new HighMark Fund.

•

Invest in the same share class in the new HighMark Fund as you did in the previous HighMark Fund.

•

Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging plus any applicable sales charge. In addition, if you exchange Class A Shares of one HighMark Fund for those of another HighMark Fund, you may be subject to an exchange fee. See “Redemption Fees and Exchange Fees” below.

An exchange will be treated as a sale for tax purposes.

Class A Shares. In addition to the potential exchange fee referenced above, if you want to exchange Class A Shares of one HighMark Fund for those of another HighMark Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund (the “Initial Fund”), you may exchange such Class A Money Market Fund Shares for Class A Shares of another HighMark Fund and pay, with respect to sales charges, the difference between the sales charge of the Initial Fund and the sales charge of the HighMark Fund that you are currently exchanging into, if the sales charge of the HighMark Fund that you are exchanging into is higher. To receive a reduced sales charge when exchanging into a HighMark Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

Class B Shares. To calculate the Class B Shares’ eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the “old” HighMark Fund with the period you held Class B Shares of the new HighMark Fund.

Class C Shares. To calculate the Class C Shares’ contingent deferred sales charge payable upon redemption, we combine the period you held Class C Shares of the “old” HighMark Fund with the period you held Class C Shares of the new HighMark Fund.

TRANSACTION POLICIES

Valuation of Shares. A Fund’s net asset value per share of a class is calculated according to the following formula:

(Total market value of the Fund’s investments and other assets allocable to the class – the class’s liabilities)

÷

Total number of the Fund’s Shares outstanding in the class

=

The class’s net asset value per share

We determine the NAV of each HighMark Equity Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund’s securities. If that is not available, we value securities by using a method that HighMark Funds’ Board of Trustees believes accurately reflects fair value. HighMark Funds’ Board of Trustees reviews and approves HighMark Funds’ written fair valuation procedures in advance of their use. In addition, HighMark Funds’ Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If the adviser or a sub-adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the sub-administrator and request that a fair value committee (the “Committee”) meeting be called.

In addition, HighMark Funds uses a third party fair valuation vendor (the “Vendor”) for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold (“trigger threshold”) that has been established by the Committee. The Committee also establishes a “confidence interval” – representing the correlation between the price of a specific foreign security and movements in the U.S. market-before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable “confidence interval” using the fair values provided by the Vendor.

In the event that a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. In addition, although we use the same method to determine the NAV of Class A and Class C Shares, the NAV of a Fund’s Class C Shares may be lower than that of its Class A Shares because Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds’ investments, see the SAI.

Buy and Sell Prices. When you buy Shares of a Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order, plus any applicable sales charges. When you sell Shares of a Fund, the amount of your proceeds is based on the net asset value per share of the applicable class of Shares next determined after we receive your order, minus any applicable deferred sales charges, redemption fees and/or exchange fees.

Execution of Orders. You may buy and sell Shares of the Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a “business day”). The New York Stock Exchange is closed on weekends and national holidays.

•

Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

•

Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by our Transfer Agent prior to the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). If our Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

•

Selling Shares: To sell Shares on any one business day, you must place your redemption order before the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

Our Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to our Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

Anti-Money Laundering Program

Customer identification and verification is part of HighMark Funds’ overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

Frequent Purchases and Redemptions of Fund Shares

HighMark Funds’ Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.

Risks Associated with Excessive or Short-Term Trading Generally. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund’s Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder’s tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund’s performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as “time zone arbitrage”). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder’s ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

Right to Reject or Restrict Purchase and Exchange Orders.

Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder’s financial adviser. In addition, the Funds’ adviser will use its best efforts to detect short-term trading activity in a Fund’s Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund’s underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

Disclosure of Portfolio Holdings

HighMark Capital Management, Inc., the Funds’ adviser, has established a policy with respect to the disclosure of a Fund’s portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund’s complete monthly portfolio holdings are generally available to you 30 days after the end of the period on HighMark Funds’ website by clicking on “Our Funds,” selecting a Fund and clicking on “Composition.”

Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. Each of the HighMark Equity Funds may periodically declare and pay dividends from net investment income separately for each class of Shares. Each Fund expects to distribute substantially all of its Income and capital gains annually. None of the Funds has a targeted dividend rate and none of them guarantees that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To make either type of notification, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund’s Class A Shares will pay higher dividends than Class B and Class C Shares, because Class B Shares and Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal income tax considerations generally applicable to investments in a Fund. Note, however, that the following is general information and your investment in a Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

Important Note: If you have not done so already, be sure to provide us with your correct taxpayer identification number or certify that it is correct. Unless we have that information, we must, by law, withhold a portion of the distributions you would otherwise be entitled to receive from your fund investments as well as a portion of any proceeds you would normally receive from selling Fund Shares.

End-of-Year Tax Statements

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation, including possible foreign, state, and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

Taxation of Shareholder Transactions

An exchange of a HighMark Fund’s shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund’s shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to tax.

Taxes on Fund Distributions

•

Federal Taxes: For federal income tax purposes, distributions of net investment income that you receive from a Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you’ve owned Shares in the Fund). For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income,” if any, will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.

•

State and Local Taxes: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

•

Taxation of Long-Term Capital Gains: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you’ve owned Shares in the Fund). Long-term capital gains rates have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate.

•

“Buying a Dividend”: You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

•

Reinvestment: A Fund’s distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.

Special Considerations for Non-U.S. Shareholders: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

The tax considerations described above may or may not apply to you. See the SAI for further details. Please consult your tax adviser to help determine whether these considerations are relevant to your particular investments and tax situation.

INVESTOR SERVICES

Automatic Investment Plan* (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.** AIP is available only to current shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

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*

Any shareholders who have established an Automatic Investment Plan on or before November 30, 1999, and have elected automatic deductions from their checking or savings accounts, may be eligible for a reduced sales charge. For further information about the reduced sales charge, see the SAI.

**

There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank and its affiliates who were participating in HighMark Funds’ AIP on or before December 11, 1998.

Systematic Withdrawal Plan (SWP): HighMark Funds’ Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

•

Have at least $5,000 in your HighMark Fund(s) account, and

•

Have your dividends automatically reinvested.

Before you sign up for SWP, please note the following important considerations:

SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House (“ACH”) can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment–or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your HighMark Fund(s) may also contribute to the depletion of your principal.

Class A shareholders should note the following: If you are currently making additional purchases of Shares of HighMark Funds that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

Class B shareholders should also note the following: If you expect to withdraw more than 10% of your account’s current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

Please contact HighMark Funds at 1-800-433-6884 for more information.

MORE ABOUT HIGHMARK FUNDS INVESTMENT MANAGEMENT

Investment Adviser

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds’ Board of Trustees. HighMark Capital Management, Inc. also serves as the administrator of the HighMark Funds.

HighMark Capital Management, Inc. is a subsidiary of Union Bank, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is wholly-owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of December 31, 2008, HighMark Capital Management, Inc. had approximately $17 billion in assets under management. HighMark Capital Management, Inc. (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.

Over the past fiscal year, the Funds paid the following advisory fees to HighMark Capital Management, Inc.:

Fund	% of Net Assets
Large Cap Growth Fund	0.58%
Large Cap Value Fund	0.55%*
Value Momentum Fund	0.60%

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*

A portion of the advisory fee is used to pay the Fund’s sub-adviser.

A discussion regarding the basis for HighMark Funds’ Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds is available in HighMark Funds’ Annual Report to shareholders for the fiscal year ending July 31, 2008.

Sub-Advisers

Large Cap Value Fund. Aronson+Johnson+Ortiz, LP (“AJO”) serves as the sub-adviser to the Large Cap Value Fund. Under an investment sub-advisory agreement between AJO and HighMark Capital Management, Inc., AJO makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management, Inc. and the Trustees of HighMark Funds.

AJO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Delaware limited partnership. As of December 31, 2008, AJO managed approximately $15.9 billion in assets.

Portfolio Managers

The table below tells you which portfolio managers are responsible for making the day-to-day investment decisions for each Fund. The professional biographies of the portfolio managers follow the table. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

HighMark Fund	Portfolio Manager(s)
Large Cap Growth Fund	Kenneth Wemer, George Rokas(1)
Large Cap Value Fund	Theodore R. Aronson, Stefani Cranston, Kevin M. Johnson, Stuart P. Kaye, Gina Marie N. Moore, Martha E. Ortiz, R. Brian Wenzinger(2)
Value Momentum Fund	Richard Earnest, Keith Stribling, Todd Lowenstein(1)

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(1)

Co-managers.

(2)

Investment decisions are made according to a quantitative model and implemented by the team of portfolio managers.

HIGHMARK FUNDS

Portfolio Manager	Length of Service with HighMark Fund	Business Experience During Past Five Years
Theodore R. Aronson	Large Cap Value Fund since 2003.	Managing principal and portfolio manager of ARONSON+ JOHNSONS-ORTIZ since 1984.
Stefani Cranston	Large Cap Value Fund since 2003.	Principal of ARONSON+ JOHNSON+ ORTIZ (AJO); portfolio manager and portfolio and financial accountant for AJO since 1991.
Richard Earnest	Value Momentum Fund since 1991.*	Senior Vice President and Director of Value Momentum for HighMark Capital Management, Inc.; associated with HighMark Capital Management and its predecessors since 1964.
Kevin M. Johnson	Large Cap Value Fund since 2003.	Principal and portfolio manager of ARONSON+JOHNSON+ORTIZ (AJO) since 1993; directs AJO’s research and development efforts.
Stuart P. Kaye	Large Cap Value Fund since 2008.	Principal of ARONSON+JOHNSON+ORTIZ (AJO) since 2008. Head of research at Invesco prior to joining AJO.
Todd Lowenstein	Value Momentum Fund since 2001.

Vice President and Director of Value Momentum for HighMark Capital Management Inc. since 2001; worked at JP Morgan and as senior manager at KPMG Peat Marwick prior to joining HighMark Capital Management.

Gina Marie N. Moore	Large Cap Value Fund since 2003.	Principal of ARONSON+JOHNSON+ORTIZ (AJO); portfolio manager and research analyst for AJO since 1998; also focuses on marketing for AJO.
Martha E. Ortiz	Large Cap Value Fund since 2003.	Principal of ARONSON+JOHNSON+ORTIZ (AJO); portfolio manager for AJO since 1987; oversees trading and is in charge of portfolio implementation for AJO.
George Rokas	Large Cap Growth Fund since 2006.

Vice President and Senior Equity Research Analyst/Portfolio Manager for HighMark Capital Management, Inc.; associated with HighMark Capital Management and its predecessors since 1990 (1990-1997 and 1999-present).

Keith Stribling	Value Momentum Fund since 1998.	Vice President and Director of Value Momentum for HighMark Capital Management Inc.; associated with HighMark Capital Management and its predecessors since 1995.

Portfolio Manager	Length of Service with HighMark Fund	Business Experience During Past Five Years
Kenneth Wemer	Large Cap Growth Fund since 2006.	Vice President and Director of Equity Research for HighMark Capital Management, Inc., associated with HighMark Capital Management since 2003; Research Analyst for Jurika & Voyles from 1994 to 2003.
R. Brian Wenzinger	Large Cap Value Fund since 2003.	Principal of ARONSON+ JOHNSON+ ORTIZ (AJO); portfolio manager and research analyst of AJO since 1991.

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*

Mr. Earnest was the portfolio manager of Stepstone Value Momentum Fund prior to its consolidation with the Value Momentum Fund in 1997.

Other HighMark Funds

In addition to the Funds, HighMark Funds currently offers different classes of shares in twenty-one separate investment portfolios. These portfolios are as follows:

HighMark Balanced Fund,

HighMark Bond Fund,

HighMark California Intermediate Tax-Free Bond Fund,

HighMark California Tax-Free Money Market Fund,

HighMark Capital Growth Allocation Fund,

HighMark Cognitive Value Fund,

HighMark Core Equity Fund,

HighMark Diversified Equity Allocation Fund,

HighMark Diversified Money Market Fund,

HighMark Enhanced Growth Fund,

HighMark Fundamental Equity Fund,

HighMark Growth & Income Allocation Fund,

HighMark Income Plus Allocation Fund,

HighMark International Opportunities Fund,

HighMark National Intermediate Tax-Free Bond Fund,

HighMark Short Term Bond Fund,

HighMark Small Cap Advantage Fund,

HighMark Small Cap Value Fund,

HighMark Treasury Plus Money Market Fund,

HighMark U.S. Government Money Market Fund and

HighMark 100% U.S. Treasury Money Market Fund.

Shares of these other investment portfolios are offered in separate prospectuses. For more information, please call 1-800-433-6884.

OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as “fundamental” in the SAI.

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.

FUND NAME	FUND CODE
HighMark Large Cap Growth Fund	1
HighMark Large Cap Value Fund	2
HighMark Value Momentum Fund	3

INSTRUMENT	FUND CODE	RISK TYPE
American Depository Receipts (ADRs): ADRs are foreign Shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars.	1-3	Market Political Foreign Investment
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-3	Credit Liquidity Market

Bonds: Interest-bearing or discounted government or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.

	1-3	Market Credit Prepayment/Call

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price.

	1-3	Management Liquidity Credit Market Leverage
Certificates of Deposit: Negotiable instruments with a stated maturity.	1-3	Market Credit Liquidity
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-3	Credit Liquidity Market
Common Stock: Shares of ownership of a company.	1-3	Market
Convertible Securities: Bonds or preferred stock that convert to common stock.	1-3	Market Credit

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a fund.

	1-3	Market Liquidity Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g. puts and calls), options on futures, swap agreements and some mortgage-backed securities.

	1-3	Management Market Credit Liquidity Leverage Prepayment/Call Hedging

INSTRUMENT	FUND CODE	RISK TYPE

Exchange-Traded Funds: Exchange-traded funds (“ETFs”) are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UlTs”) but possess some characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market. ETF shares traded in the secondary market may be purchased and sold at market prices in transactions on an exchange. By investing in an ETF, a fund will indirectly bear its proportionate share of any expenses paid by the ETF in addition to the expenses of the fund.

	1-3	Market

Foreign Securities: Stocks issued by foreign companies including American Depositary Receipts (ADRs) and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.

	1-3	Market Political Foreign Investment Liquidity Emerging Market Call

Forward Foreign Currency Contracts, including Forward Foreign Currency Cross Hedges: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.

	1-3	Management Liquidity Credit Market Political Leverage Foreign Investment

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price.

	1-3	Management Market Credit Liquidity Leverage

High-Yield/High-Risk Bonds: Bonds rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade bonds. Also called “lower rated bonds,” “noninvestment grade bonds” and “junk bonds.”

	1-3	Credit Market Liquidity

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the fund has estimated for them. Each Fund may invest up to 15% of its net assets in illiquid securities.

	1-3	Liquidity Market

INSTRUMENT	FUND CODE	RISK TYPE

Initial Public Offerings: Initial public offerings (“IPOs”) are offerings of securities registered under the Securities Act of 1933, the issuer of which, immediately before registration, was not subject to the reporting requirements of Section 13 or Section 15(d) of the Securities Exchange Act of 1934. The volume of IPOs and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the stock market as a whole. When an IPO is brought to the market, availability may be limited and a fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.

	1-3	Market Liquidity New Public Company Risk Small and Medium-Sized Company Stock Risk Microcap Company Risk

Investment Company Securities: Shares of registered investment companies. These may include HighMark Money Market Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

	1-3	Market

Investment Grade Securities: Securities rated BBB or higher by S&P; Baa or better by Moody’s; similarly rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by a funds’ adviser.

	1-3	Market Credit Prepayment/Call

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

	1-3	Market Credit
Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	1-3	Credit Foreign Investment Prepayment/Call

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

	1-3	Market

INSTRUMENT	FUND CODE	RISK TYPE

Real Estate Investment Trusts: Real estate investment trusts (“REITs”) are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. By investing in a REIT, a fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the fund.

	1-3	Market Credit Prepayment/Call

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

	1-3	Market Leverage Counterparty
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-3	Liquidity Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a fund and may have a leveraging effect.

	1-3	Market Leverage Counterparty
Securities Lending: The lending of up to 33 1/3% of a fund’s total assets. In return a fund will receive cash, other securities and/or letters of credit.	1-3	Market Leverage Liquidity Credit
Swap Agreements: A transaction where one security or characteristic of a security is swapped for another. An example is when one party trades newly issued stock for existing bonds with another party.	1-3	Management Market Credit Liquidity Leverage
Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-3	Liquidity Credit Market

Treasury Inflation Protected Securities: Treasury inflation protected securities (“TIPS”) are fixed income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

	1-3	Market Interest Rate
Treasury Receipts: Treasury receipts, Treasury investment growth receipts and certificates of accrual of Treasury securities.	1-3	Market

Unit Investment Trusts: A type of investment vehicle, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

	1-3	Market

INSTRUMENT	FUND CODE	RISK TYPE

U.S. Government-Sponsored Entity Securities: Securities issued by agencies, authorities, enterprises and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae and Freddie Mac. Such securities may not be guaranteed or insured by the U.S. government.

	1-3	Market Credit Call
U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-3	Market
Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a fund on demand.	1-3	Credit Liquidity Market
Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	1-3	Market Credit
When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-3	Market Credit Leverage Liquidity

Zero-Coupon Debt Obligations: Bonds and other types of debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

	1-3	Credit Market Zero Coupon

Other Risks

Fiduciary shares of the Funds (collectively the “Underlying Funds”) are offered to HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund, HighMark Capital Growth Allocation Fund and HighMark Diversified Equity Allocation Fund (collectively, the “Asset Allocation Portfolios”). The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund’s asset levels and an Underlying Fund’s then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds’ transaction costs and possibly reducing the Underlying Funds’ performance.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “Principal Investment Risks.” Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments are more susceptible to these risks than others.

Counterparty Risk. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. A fund’s income and the value of the fund’s investments could decline as a result.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Emerging Market Risk. To the extent that a fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk below.

Exchange-Traded Funds Risk. Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Funds may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

Hedging Risk. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Industry/Sector Risk. The risk involved with excessive exposure to any one industry or sector. A fund may have a heavy weighting in one or more industries or sectors, such as the technology sector or industries or sectors with low price-to-book and price-to-earnings ratios.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a fund will make it more sensitive to interest rate risk.

Investment Style Risk. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Microcap Company Risk. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

New Public Company Risk. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment & Call Risk. The risk that an issuer will repay a security’s principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” – or repay –a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

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APPENDIX E – FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Acquiring Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Acquiring Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Acquiring Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Acquiring Funds’ financial statements, is included in the annual report and incorporated by reference into the Prospectus/Proxy Statement.; the annual report is available upon request.

		Investment Activities			Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized and Unrealized Gain (loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return*	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Invest- ment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Large Cap Growth Fund
Class A Shares
For the periods ended July 31,:
2008	$9.85	$0.040	$(0.916)	$(0.876)	$(0.024)	$––	$(0.024)	$––	$8.95	(8.92)%	$11,486	1.21%	1.36%	0.41%	43%
2007	8.63	0.014	1.206	1.220	––	––	––	––	9.85	14.14	14,284	1.19	1.34	0.15	88
2006	8.48	(0.013)	0.167	0.154	(0.004)	––	(0.004)	––	8.63	1.81	15,809	1.14	1.32	(0.15)	68
2005	7.39	0.022	1.076	1.098	(0.008)	––	(0.008)	––	8.48	14.86	17,377	1.19	1.41	0.29	73
2004	7.15	(0.031)	0.243	0.212	––	––	––	0.028	7.39	3.36	18,845	1.19	1.38	(0.40)	93
Class B Shares
For the periods ended July 31,:
2008	$9.23	$(0.017)	$(0.863)	$(0.880)	$––	$––	$––	$––	$8.35	(9.53)%	$3,279	1.81%	1.85%	(0.19)%	43%
2007	8.13	(0.040)	1.140	1.100	––	––	––	––	9.23	13.53	5,835	1.79	1.84	(0.45)	88
2006	8.03	(0.064)	0.164	0.100	––	––	––	––	8.13	1.25	7,519	1.76	1.83	(0.77)	68
2005	7.04	(0.027)	1.017	0.990	––	––	––	––	8.03	14.06	9,259	1.84	1.91	(0.37)	73
2004	6.86	(0.077)	0.231	0.154	––	––	––	0.026	7.04	2.62	10,003	1.84	1.88	(1.05)	93
Class C Shares
For the periods ended July 31,:
2008	$9.23	$(0.018)	$(0.852)	$(0.870)	$––	$––	$––	$––	$8.36	(9.43)%	$766	1.82%	1.86%	(0.20)%	43%
2007	8.14	(0.039)	1.129	1.090	––	––	––	––	9.23	13.39	1,097	1.79	1.84	(0.44)	88
2006	8.04	(0.064)	0.164	0.100	––	––	––	––	8.14	1.24	1,304	1.76	1.83	(0.77)	68
2005	7.05	(0.027)	1.017	0.990	––	––	––	––	8.04	14.04	1,422	1.84	1.91	(0.36)	73
2004	6.87	(0.078)	0.227	0.149	––	––	––	0.031	7.05	2.62	1,543	1.84	1.88	(1.05)	93

Amounts designated as “-” are either $0 or have been rounded to $0.
 * Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
+ Per share amounts calculated using average shares method.

		Investment Activities			Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized and Unrealized Gain (loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return*	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Invest- ment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Large Cap Value Fund
Class A Shares
For the periods ended July 31,:
2008	$15.19	$0.177	$(2.450)	$(2.273)	$(0.177)	$(0.860)	$(1.037)	$––	$11.88	(15.85)%	$42,433	1.16%	1.34%	1.27%	65%
2007	13.70	0.171	1.485	1.656	(0.166)	––	(0.166)	––	15.19	12.09	153,045	1.14	1.33	1.13	84
2006	12.52	0.129	1.181	1.310	(0.131)	––	(0.131)	0.001	13.70	10.52	134,433	1.17	1.32	0.98	81
2005	10.43	0.103	2.090	2.193	(0.103)	––	(0.103)	––	12.52	21.12	62,537	1.18	1.42	0.89	99
2004	8.76	0.075	1.671	1.746	(0.076)	––	(0.076)	––	10.43	19.98	33,442	1.18	1.37	0.75	86
Class B Shares
For the periods ended July 31,:
2008	$14.94	$0.092	$(2.402)	$(2.310)	$(0.100)	$(0.860)	$(0.960)	$––	$11.67	(16.33)%	$1,287	1.76%	1.83%	0.68%	65%
2007	13.50	0.082	1.458	1.540	(0.100)	––	(0.100)	––	14.94	11.40	2,502	1.74	1.83	0.55	84
2006	12.35	0.047	1.163	1.210	(0.060)	––	(0.060)	––	13.50	9.81	3,042	1.79	1.84	0.36	81
2005	10.31	0.029	2.052	2.081	(0.041)	––	(0.041)	––	12.35	20.22	3,996	1.83	1.92	0.26	99
2004	8.67	0.010	1.653	1.663	(0.023)	––	(0.023)	––	10.31	19.20	3,640	1.83	1.87	0.10	86
Class C Shares
For the periods ended July 31,:
2008	$14.90	$0.090	$(2.390)	$(2.300)	$(0.100)	$(0.860)	$(0.960)	$––	$11.64	(16.31)%	$5,192	1.77%	1.84%	0.67%	65%
2007	13.47	0.079	1.452	1.531	(0.101)	––	(0.101)	––	14.90	11.36	7,742	1.74	1.83	0.53	84
2006	12.32	0.046	1.166	1.212	(0.062)	––	(0.062)	––	13.47	9.86	5,927	1.79	1.84	0.36	81
2005	10.28	0.027	2.057	2.084	(0.044)	––	(0.044)	––	12.32	20.31	4,578	1.83	1.92	0.23	99
2004	8.65	0.010	1.649	1.659	(0.029)	––	(0.029)	––	10.28	19.20	1,769	1.85	1.90	0.10	86

Amounts designated as “-” are either $0 or have been rounded to $0.
 * Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
+ Per share amounts calculated using average shares method.

		Investment Activities			Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized and Unrealized Gain (loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return*	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Invest- ment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Value Momentum Fund
Class A Shares
For the periods ended July 31,:
2008	$24.17	$0.224	$(2.934)	$(2.710)	$(0.234)	$(3.726)	$(3.960)	$––	$17.50	(13.22)%	$24,772	1.21%	1.33%	1.08%	17%
2007	23.22	0.282	3.373	3.655	(0.284)	(2.421)	(2.705)	––	24.17	16.08	31,773	1.19	1.33	1.15	19
2006	24.04	0.255	1.780	2.035	(0.255)	(2.600)	(2.855)	––	23.22	9.06	30,047	1.18	1.34	1.09	21
2005	22.56	0.266	3.360	3.626	(0.284)	(1.862)	(2.146)	––	24.04	16.64	28,799	1.18	1.38	1.15	18
2004	20.71	0.221	2.890	3.111	(0.229)	(1.032)	(1.261)	––	22.56	15.36	28,461	1.17	1.36	1.00	20
Class B Shares
For the periods ended July 31,:
2008	$23.79	$0.100	$(2.880)	$(2.780)	$(0.124)	$(3.726)	$(3.850)	$––	$17.16	(13.74)%	$3,823	1.80%	1.83%	0.49%	17%
2007	22.92	0.136	3.325	3.461	(0.170)	(2.421)	(2.591)	––	23.79	15.38	6,772	1.79	1.83	0.56	19
2006	23.79	0.114	1.746	1.860	(0.130)	(2.600)	(2.730)	––	22.92	8.36	7,471	1.80	1.84	0.49	21
2005	22.35	0.114	3.340	3.454	(0.152)	(1.862)	(2.014)	––	23.79	15.95	9,396	1.83	1.88	0.50	18
2004	20.54	0.076	2.862	2.938	(0.096)	(1.032)	(1.128)	––	22.35	14.59	9,208	1.82	1.86	0.35	20
Class C Shares
For the periods ended July 31,:
2008	$23.72	$0.107	$(2.866)	$(2.759)	$(0.135)	$(3.726)	$(3.861)	$––	$17.10	(13.69)%	$1,500	1.76%	1.79%	0.53%	17%
2007	22.86	0.127	3.330	3.457	(0.176)	(2.421)	(2.597)	––	23.72	15.40	2,061	1.79	1.83	0.53	19
2006	23.74	0.110	1.742	1.852	(0.132)	(2.600)	(2.732)	––	22.86	8.34	1,442	1.80	1.84	0.49	21
2005	22.32	0.107	3.331	3.438	(0.156)	(1.862)	(2.018)	––	23.74	15.90	1,204	1.84	1.88	0.47	18
2004	20.51	0.077	2.862	2.939	(0.097)	(1.032)	(1.129)	––	22.32	14.62	788	1.82	1.86	0.35	20

Amounts designated as “-” are either $0 or have been rounded to $0.
 * Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
+ Per share amounts calculated using average shares method.

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APPENDIX F – COMPARISON OF ORGANIZATIONAL DOCUMENTS AND GOVERNING LAW

As a series of HighMark, a Massachusetts business trust, each Acquiring Fund is subject to the provisions of HighMark’s Declaration of Trust and Code of Regulations and Massachusetts business trust law. The provisions of HighMark’s Declaration of Trust and Code of Regulations differ in some respects from North Track’s articles of incorporation and by-laws and the Maryland General Corporation Law (the “MGCL”), which governs Maryland corporations. Although not discussed in this appendix, the 1940 Act applies to both the Acquired Funds and the Acquiring Funds.

The following is a summary of some of the significant differences between (i) North Track’s articles of incorporation and by-laws and the MGCL and (ii) HighMark’s Declaration of Trust and Code of Regulations and Massachusetts business trust law. For additional information regarding all the differences, stockholders of an Acquired Fund should refer directly to North Track and HighMark’s organizational documents.

Shares of the Acquired Funds and the Acquiring Funds: The Acquired Funds are separate series of North Track capital stock. The Board of Directors of North Track has authorized the issuance of up to 10,000,000,000 shares of capital stock, par value $.001 per share. The Acquiring Funds are authorized to issue an unlimited number of shares of beneficial interest, which have no par value.

Shareholder Liability: Under the MGCL, a stockholder of a Maryland corporation who has fully paid the subscription price for the stockholder’s shares generally has no personal liability in excess of the stockholder’s shares. Under Massachusetts law, shareholders of a Massachusetts business trust could, in certain circumstances, be held personally liable for the obligations of the Trust. HighMark’s Declaration of Trust, however, disclaims shareholder liability for the acts or obligations of HighMark and requires that every note, bond, contract, order or other undertaking issued by or on behalf of HighMark or the Trustees of HighMark relating to HighMark or any series of HighMark shall recite that the obligations of such instrument are not binding on the shareholders individually. HighMark’s Declaration of Trust provides that a shareholder or former shareholder held to be personally liable solely by reason of his being or having been a shareholder shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability. Thus, the risk of a shareholder’s incurring a financial loss from shareholder liability is limited to circumstances in which HighMark would be unable to meet its obligations.

Shareholder Voting Rights: Under North Track’s articles of incorporation and by-laws, stockholders have the power to elect Directors and to vote with respect to any additional matters, to the extent provided in the articles of incorporation and by-laws, as may be required by law. Under HighMark’s Declaration of Trust and Code of Regulations, shareholders have the power to vote, to the extent provided in the Declaration of Trust and Code of Regulations, (a) for the election of Trustees, (b) with respect to an amendment of the Declaration of Trust, (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust, (d) with respect to the approval of investment advisory agreements and distribution agreements, (e) with respect to matters relating to the termination of the Trust or to incorporation, (f) with respect to such additional matters as may be required by law, the Declaration of Trust, the Code of Regulations, or as the Trustees may consider desirable, and (g) to the same extent as the stockholders of a Massachusetts business corporation when considering whether an action should be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders.

Under North Track’s articles of incorporation, each holder of a share is entitled to one vote for each whole share held by that shareholder as to any matter on which it is entitled to vote, and each holder of a fractional share is entitled to a proportionate fractional vote. Shares of each series of HighMark are also entitled to one vote for all purposes and each fractional share is entitled to a proportionate fractional vote. Shares of each series and class vote as a single body with respect to matters that affect all series and classes in substantially the same manner. As to matters affecting each series or class separately, such as approval of agreements with investment advisers, shares of each series or class vote as a separate series or class. Neither North Track nor HighMark provide for cumulative voting.

Under North Track’s articles of incorporation, notwithstanding any provision of Maryland law requiring any action or the authorization of any action by a greater proportion than a majority of the total number of shares entitled to vote on the matter, such action shall, except to the extent otherwise required by the 1940 Act, be valid and effective if taken or authorized by the affirmative vote of a majority of the total number of shares entitled to vote on a matter. Under North Track’s by-laws, unless the articles of incorporation, the by-laws or the 1940 Act specifically provides otherwise, a majority of all the votes cast at a meeting of stockholders at which a quorum is present is sufficient to approve a matter that properly comes before a meeting. With respect to the Acquiring Funds, when any provision of law, the Declaration of Trust or the Code of Regulations requires the holders of shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding shares of that series shall decide such matter insofar as that particular series is concerned. A “vote of a majority of outstanding shares” means the lesser of (1) more than 50% of the outstanding shares entitled to vote on the matter or (2) 67% or more of the shares present at a shareholder meeting and entitled to vote on the matter if more than 50% of the outstanding shares entitled to vote on the matter are represented at the shareholder meeting in person or by proxy.

Both the stockholders and the Board of Directors of North Track may amend North Track’s by-laws. The Board of Directors of North Track may amend North Track’s articles of incorporation upon the affirmative majority vote of all outstanding shares and an affirmative majority vote of the outstanding Shares of each class entitled to vote thereon separately as a class. HighMark’s Code of Regulations may be amended by the Trustees at any meeting of the Board of Trustees. HighMark’s Declaration of Trust may be amended by a vote of the holders of not less than a majority of all votes attributable to the outstanding shares. The Board of Trustees may also amend HighMark’s Declaration of Trust without the vote of shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform the Declaration of Trust to the requirements of applicable state or federal laws or regulations.

North Track’s articles of incorporation provide that the Board of Directors may liquidate a particular class of shares when there are shares then outstanding, subject to the approval of a majority of the outstanding securities of that class. North Track’s articles of incorporation do not specify the approval required for the combination of the assets of a particular series with another series of North Track or of another trust or corporation that is a management investment company. Under HighMark’s Declaration of Trust, the Board of Trustees, with the approval of a majority of the outstanding shares of a series of HighMark, may (i) sell and convey the assets belonging to such series to another trust or corporation that is a management investment company or (ii) sell and convert into money all the assets belonging to such series. The Trustees may combine the assets belonging to any two or more series into a single series of HighMark without shareholder approval.

Stockholder/Shareholder Meetings: Neither North Track nor HighMark is required to hold annual shareholder meetings in any year in which the election of directors or trustees is not required to be acted upon under the 1940 Act. North Track’s by-laws provide that a special meeting of stockholders may be called for any purpose, unless otherwise prescribed by statute or by the articles of incorporation, at any time by the Board of Directors by resolution or by the president of North Track. Special meetings shall also be called by the Secretary for any other purpose on written request of stockholders entitled to vote at least 25% of all votes entitled to be cast at such meeting, provided that the request is not made to consider any matter which is substantially the same as a matter voted upon at any special meeting of the stockholders held during the preceding 12 months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting. HighMark’s Declaration of Trust and Code of Regulations provides that meetings of shareholders of HighMark shall be called by the Trustees of HighMark upon the written request of shareholders holding at least 20% of all the outstanding shares entitled to vote. HighMark must call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Trustees when requested to do so by the holders of at least 10% of the outstanding shares of HighMark.

North Track’s by-laws do not provide for any stockholder actions to be taken without a meeting. HighMark’s Declaration of Trust provides that a consent of a majority of the shares entitled to vote on the matter is required for shareholder action taken without a meeting.

North Track’s by-laws provide that notice of a stockholder meeting is to be given not less than ten nor more than 90 days before such meeting by personal delivery or by mail to the stockholder’s address as it appears on the records of North Track. However, each stockholder who would otherwise be entitled to notice waives the right to receive notice if the stockholder before or after the meeting signs a waiver of the notice which is filed with the records of stockholders’ meetings or if the stockholder is present at the meeting in person or by proxy. HighMark’s Code of Regulations is similar except that notice of a shareholder meeting only needs to be given at least ten days before such meeting. For North Track, a quorum for a stockholder meeting generally consists of the presence in person or by proxy of stockholders entitled to cast one-third of the votes except as otherwise provided by statute or by the articles of incorporation. For HighMark, a quorum for a shareholder meeting consists of the presence in person or by proxy of a majority of shares entitled to vote on the matter.

Dividends: The MGCL imposes certain limitations on distributions in circumstances where, if after giving effect to the distribution, the corporation would be unable to pay its debts as they become due in the usual course of business, or its total assets would be less than the sum of its total liabilities and, unless the articles of incorporation permits otherwise, certain other obligations. HighMark’s Declaration of Trust does not have a similar limitation but it does provide that dividends and distributions on shares of a particular series must be paid only out of the lawfully available assets belonging to such series.

Board of Directors’/Board of Trustees’ Powers, Liability and Indemnification: North Track’s by-laws provide that stockholders may remove any director, with or without cause, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon at a meeting of stockholders duly called and at which a quorum is present. North Track’s by-laws provide that stockholders may fill a vacancy on the Board of Directors that results from the removal of a director and a majority of the Board of Directors then in office, whether or not constituting a quorum, may elect a successor to fill a vacancy that results from such removal for the unexpired term of the removed director. A majority of the entire Board of Directors (including a majority of the Independent Directors) may fill a vacancy that results from an increase in the number of directors, and any vacancy that occurs by reason of death, resignation, removal or otherwise may be filled by a majority of the Directors, provided that in either case, immediately after filling such vacancy, at least two-thirds of the Directors then holding office have been elected by the stockholders. HighMark’s Declaration of Trust provides that a majority of the remaining Trustees or the shareholders may fill a vacancy on the Board of Trustees.

North Track’s by-laws provide that the Board of Directors may appoint an executive committee composed of two or more independent directors as well as other committees, and may delegate to such committees any of the powers of the Board of Directors, except the power to declare dividends, authorize issuances of stock, recommend to stockholders any action requiring stockholders’ approval, amend the by-laws, or approve any merger or share exchange which does not require stockholder approval. HighMark’s Code of Regulations provides that the Trustees may appoint an executive committee or other committees composed of two or more directors and delegate any or all of the powers of the Trustee except the power to issue shares of the Trust or to recommend to shareholders any action requiring shareholder approval.

North Track’s articles of incorporation do not contain a provision limiting directors and officers from personal liability to the corporation or its stockholders. HighMark’s Declaration of Trust provides that no Trustee shall be personally liable except for liability to the Trust or shareholders to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties as Trustee.

North Track’s by-laws provide that the corporation shall indemnify its directors and officers, whether because of their status as officers or directors or because they are or were serving the corporation or any other entity at North Track’s request, against all expenses incurred by the officers or directors in connection with a proceeding to which the indemnification relates to the fullest extent permitted by the law; provided, however, that the corporation is not authorized to indemnify any director or officer against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Maryland law, a corporation, unless limited by its articles of incorporation, must indemnify a director if the director has been successful on the merits or otherwise in the defense of any proceeding, or in the defense of any claim, issue or matter in the proceeding, covered by Maryland’s indemnification statute. In addition, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director unless it is established that (i) that act or omission was material to the matter giving rise to the proceeding and either (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit in money, property or services, or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, unless approved by a court, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a “Corporate Liability”) or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director’s official capacity (a “Personal Liability”).

Maryland law also provides that indemnification may not be made by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination shall be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceeding or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board of directors (designated by a majority of the full board, in which designation directors who are parties may participate) consisting solely of one or more directors not, at the time, parties to such proceedings (ii) special legal counsel selected by the board or directors or a committee as set forth in clause (i) above, or if the quorum of the full board of directors cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the stockholders. Upon the application of a director and any notice that a court may require, such court may order indemnification if it determines that (i) a director is fairly and reasonably entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct or has been adjudged liable in cases involving Corporate Liability or Personal Liability, the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the directors’ expenses in cases involving Corporate Liability or Personal Liability.

HighMark’s Declaration of Trust provides that the Trust shall indemnify, to the fullest extent permitted by law, every person who is or has been a Trustee or officer of the Trust against all liabilities and expenses by reason of his being or having been a Trustee or officer except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. As to any matter disposed of by a compromise payment pursuant to a consent decree or otherwise, no indemnification for such payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that, if either the matter of willful misfeasance, gross negligence, or reckless disregard of duty or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The Board of Trustees may approve advance payments in connection with the indemnification; provided, however that the indemnified person provides a written undertaking to reimburse the Trust in the event it is determined that he is not entitled to such indemnification.

Inspection Rights: Under Maryland law, any stockholder of North Track or his agent may inspect and copy during usual business hours North Track’s by-laws, the minutes of proceedings of stockholders, annual statements of affairs and voting trust agreements on file at North Track’s principal office. In addition, Maryland law provides that one or more stockholders who together own at least 5% of any class of North Track’s outstanding shares who have been stockholders of record for at least six months also may (i) in person or by agent, on written request, inspect and copy during usual business hours the books of account and stock ledger of North Track, (ii) present to any officer or resident agent of North Track a written request for a statement of North Track’s affairs and (iii) in the event North Track does not maintain the original or a duplicate stock ledger at its principal office, present to any officer or resident agent of North Track a written request for a list of its stockholders. The Highmark Code of Regulations provides that the Trustees shall from time to time determine whether and to what extent, and at what times and places and under what conditions and regulation, the accounts and books of the Trust shall be open to the inspection of the shareholders.

HIGHMARK FUNDS

HIGHMARK LARGE CAP GROWTH FUND

HIGHMARK LARGE CAP VALUE FUND

HIGHMARK VALUE MOMENTUM FUND

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2009

This Statement of Additional Information relates to the proposed reorganization (the “Reorganization”) of (i) North Track Dow Jones U.S. Health Care 100 Plus Fund (an “Acquired Fund”) into HighMark Large Cap Growth Fund (an “Acquiring Fund”), (ii) North Track Dow Jones U.S. Financial 100 Plus Fund (an “Acquired Fund”) into HighMark Large Cap Value Fund (an “Acquiring Fund”) and (iii) North Track Large Cap Equity Fund and North Track S&P 100 Index Fund (each an “Acquired Fund”) into HighMark Value Momentum Fund (an “Acquiring Fund”). Each of the Acquired Funds is a series of North Track Funds, Inc., and each of the Acquiring Funds is a series of HighMark Funds.

This Statement of Additional Information contains information which may be of interest to investors but which is not included in the combined Prospectus/Proxy Statement of HighMark Funds dated March 31, 2009 (the “Prospectus/Proxy”).

This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus/Proxy. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy. Copies of the Prospectus/Proxy may be obtained by writing North Track Funds, Inc., 200 South Wacker Dr., Suite 2000, Chicago, Illinois 60606, or calling: 1-800-826-4600.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy.

I.

Additional Information about the Acquiring Funds.

This Statement of Additional Information is accompanied by the Statement of Additional Information of HighMark Funds dated December 1, 2008 (the “HighMark Funds SAI”), which has been filed with the Securities and Exchange Commission.  The information regarding the Acquiring Funds contained in the HighMark Funds SAI is hereby incorporated by reference into this Statement of Additional Information.

II.

 Management of HighMark Funds.

Beneficial Ownership of Shares by Trustees

The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in each of the Acquiring Funds and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as HighMark Funds as of December 31, 2008.

Name of Trustee		Dollar Range of Equity Securities in the Acquiring Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
David Benkert	HighMark Large Cap Growth Fund HighMark Large Cap Value Fund HighMark Value Momentum Fund	$1-10,000 $1-10,000 $1-10,000	$10,001 - $50,000

Thomas L. Braje	––		>$100,000

Evelyn Dilsaver	––		None

David A. Goldfarb	HighMark Large Cap Growth Fund HighMark Large Cap Value Fund HighMark Value Momentum Fund	$10,001-50,000 >$100,000 $10,001-50,000	>$100,000[1]

Earle A. Malm II	HighMark Value Momentum Fund	>$100,000	>$100,000

Michael L. Noel	––		>$100,000[1]

Robert M. Whitler	––		>$100,000[1]

———————

1

Separate from the amounts disclosed in the table, pursuant to the deferred payment arrangements described below, as of December 31, 2008, the market value of fees deferred by Mr. Goldfarb invested in HighMark Bond Fund, HighMark International Opportunities Fund and HighMark Growth & Income Allocation Fund totaled approximately $66,000; the market value of fees deferred by Mr. Noel invested in HighMark Capital Growth Allocation Fund, HighMark Growth and Income Allocation Fund, HighMark Value Momentum Fund and HighMark Bond Fund totaled approximately $80,000 and the market value of fees deferred by Mr. Whitler invested in HighMark Large Cap Growth Fund and HighMark Value Momentum Fund, HighMark Capital Growth Allocation Fund and HighMark Growth & Income Allocation Fund totaled approximately $119,000.

As of December 31, 2008, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of HighMark Funds, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of HighMark Funds.  Mr. Goldfarb has an unsecured line of credit with Union Bank, N.A. (“Union Bank”) the parent company of the Acquiring Funds’ investment adviser, HighMark Capital Management, Inc., with a limit of $100,000 and an interest rate of 1% over the prime rate. As of December 31, 2008, the amount outstanding was approximately $5,000.  The largest amount outstanding at any time during the two most recently completed calendar years was approximately $70,000.  Goldfarb & Simens, an accounting firm of which Mr. Goldfarb is a partner, has an unsecured line of credit with Union Bank with a limit of $600,000 and an interest rate of 1% over the prime rate.  The line of credit was obtained in 1987 and the largest amount outstanding at any time was $575,000.  As of December 31, 2008, the amount outstanding was approximately $425,000.  Mr. Whitler is paid an annual stipend from a deferred compensation plan that he elected to participate in while an employee of Union Bank prior to his retirement in 1996.  As of December 31, 2008, the amount outstanding in the deferred compensation account was approximately $164,000. Mr.

Whitler received payments from the deferred compensation account totaling approximately $73,790, $74,088 and $72,859 for the years ended December 31, 2008, 2007 and 2006, respectively.  Mr. Whitler expects to receive annual payments from the account of approximately $62,000 for 2009, $61,000 for 2010 and $47,000 for 2011.

III.

Financial Statements.

A.

Annual Report

This Statement of Additional Information is accompanied by the Annual Report to Shareholders of HighMark Funds for the year ended July 31, 2008 (the “HighMark Annual Report”) and the Annual Report to the Shareholders of North Track Funds, Inc. for the year ended October 31, 2008 (the “North Track Annual Report”).  The HighMark Annual Report contains historical financial information regarding the Acquiring Funds and the North Track Annual Report contains historical financial information regarding the Acquired Funds. The HighMark Annual Report, including the report of Deloitte & Touche LLP, dated September 25, 2008, contained therein, has been filed with the Securities and Exchange Commission on Form N-CSR on October 8, 2008 (File No. 811-05059; Accession No. 0000935069-08-002448), and the audited financial statements relating to the Acquiring Funds, and such report of Deloitte & Touche LLP, included in the HighMark Annual Report are hereby incorporated by reference. The North Track Annual Report, including the report of Deloitte & Touche LLP, dated December 29, 2008, contained therein, has been filed with the Securities and Exchange Commission on Form N-CSR on December 30, 2008 (File No. 811-04401; Accession No. 0001354488-08-002127) and the audited financial statements relating to the Acquired Funds, and such report of Deloitte & Touche LLP, included in the North Track Annual Report are hereby incorporated by reference.

B.

Unaudited Pro Forma Combined Financial Statements

Pro Forma financial statements of the Acquiring Funds for the Reorganization are provided on the following pages.

The accompanying unaudited pro forma combining investment portfolio and statement of assets and liabilities assume that the exchange described in the next paragraph occurred as of August 1, 2007 and the unaudited pro forma combining statement of operations for the twelve months ended July 31, 2008 presents the results of operations of the Acquiring Funds as if the combination with the Acquired Funds had been consummated at August 1, 2007. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at August 1, 2007. These historical statements have been derived from the Acquiring Funds’ and the Acquired Funds’ books and records utilized in calculating daily net asset value at July 31, 2008 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of all assets of the Acquired Funds to the Acquiring Funds in exchange for the assumption by the Acquiring Funds of certain of the liabilities of the Acquired Funds and for a number of the Acquiring Funds’ shares equal in value to the value of the net assets of the Acquired Funds transferred to the Acquiring Funds. Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Acquiring Fund for pre-combination periods will not be restated.

The unaudited pro forma combining statements should be read in conjunction with the separate financial statements of the Acquiring Funds and the Acquired Funds incorporated by reference in this Statement of Additional Information.

Dow Jones U.S. Health Care 100 Plus Fund

HighMark Large Cap Growth Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Pro Forma	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Proforma

Common Stock - 96.3%

Consumer Discretionary - 6.0%
Abercrombie & Fitch, Cl A	—	16,179	16,179	$—	$893,404	$893,404
Coach*	—	28,470	28,470	—	726,270	726,270
Kohl's*	—	25,985	25,985	—	1,089,031	1,089,031
Lamar Advertising, Cl A* (A)	—	40,572	40,572	—	1,540,925	1,540,925
News, Cl A	—	89,968	89,968	—	1,271,248	1,271,248
Nordstrom	—	26,649	26,649	—	765,892	765,892
Staples	—	55,274	55,274	—	1,243,665	1,243,665
Starbucks*	—	38,636	38,636	—	567,563	567,563
Tiffany & Co.	—	23,516	23,516	—	888,670	888,670
				—	8,986,668	8,986,668

Consumer Staples - 11.2%
Altria Group	—	37,463	37,463	—	762,372	762,372
Cadbury PLC, SP ADR	—	10,362	10,362	—	490,848	490,848
CVS Caremark	—	71,267	71,267	—	2,601,246	2,601,246
Dr. Pepper Snapple Group*	—	7,767	7,767	—	160,544	160,544
PepsiCo	—	50,972	50,972	—	3,392,696	3,392,696
Philip Morris International	—	37,178	37,178	—	1,920,244	1,920,244
Procter & Gamble	—	84,125	84,125	—	5,508,505	5,508,505
Wal-Mart Stores	—	35,381	35,381	—	2,074,034	2,074,034
				—	16,910,489	16,910,489

Energy - 8.7%
Chevron	—	19,149	19,149	—	1,619,239	1,619,239
Exxon Mobil	—	31,404	31,404	—	2,525,824	2,525,824
Occidental Petroleum	—	20,642	20,642	—	1,627,209	1,627,209
Schlumberger	—	25,854	25,854	—	2,626,766	2,626,766
Smith International	—	26,006	26,006	—	1,934,326	1,934,326
Suncor Energy	—	12,600	12,600	—	686,700	686,700
Tenaris ADR (A)	—	8,380	8,380	—	504,895	504,895
XTO Energy	—	33,995	33,995	—	1,605,584	1,605,584
				—	13,130,543	13,130,543

Financials - 2.0%
Aflac	—	14,881	14,881	—	827,532	827,532
American Express	—	20,001	20,001	—	742,437	742,437
Goldman Sachs Group	—	3,370	3,370	—	620,215	620,215
Morgan Stanley	—	18,840	18,840	—	743,803	743,803
				—	2,933,987	2,933,987

Health Care - 36.5% (C)
Abbott Laboratories	36,800	47,701	84,501	2,073,312	2,687,474	4,760,786
Advanced Medical Optics*	1,900	—	1,900	32,984	—	32,984
Aetna	17,600	—	17,600	721,776	—	721,776
Affymetrix*	1,900	—	1,900	14,972	—	14,972
Alcon	2,300	—	2,300	396,589	—	396,589
Alexion Pharmaceuticals*	1,300	—	1,300	121,875	—	121,875
Allergan	6,800	—	6,800	353,124	—	353,124
AMERIGROUP*	1,700	—	1,700	43,180	—	43,180
Amgen*	27,400	—	27,400	1,716,062	—	1,716,062
Amylin Pharmaceuticals* (A)	4,500	—	4,500	141,975	—	141,975

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Health Care 100 Plus Fund

HighMark Large Cap Growth Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Proforma	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Proforma

Apria Healthcare Group*	8,400	—	8,400	$161,364	$—	$161,364
Barr Pharmaceuticals*	3,500	—	3,500	230,930	—	230,930
Baxter International	18,600	—	18,600	1,276,146	—	1,276,146
Beckman Coulter	4,000	—	4,000	289,360	—	289,360
Becton Dickinson	8,200	—	8,200	696,262	—	696,262
Biogen Idec*	6,900	—	6,900	481,344	—	481,344
BioMarin Pharmaceutical*	3,300	—	3,300	107,415	—	107,415
Boston Scientific*	42,200	96,390	138,590	501,758	1,146,077	1,647,835
Bristol-Myers Squibb	51,300	—	51,300	1,083,456	—	1,083,456
Brookdale Senior Living (A)	1,100	—	1,100	16,786	—	16,786
C R Bard	3,100	—	3,100	287,804	—	287,804
Celgene*	11,800	—	11,800	890,782	—	890,782
Cephalon*	2,200	—	2,200	160,952	—	160,952
Charles River Laboratories*	2,200	—	2,200	146,212	—	146,212
CIGNA	12,400	—	12,400	459,048	—	459,048
Comm Health Systems*	3,100	—	3,100	102,238	—	102,238
Cooper	1,500	—	1,500	50,550	—	50,550
Covance*	2,100	—	2,100	192,780	—	192,780
Coventry Health Care*	5,000	—	5,000	176,850	—	176,850
Covidien	13,900	—	13,900	684,436	—	684,436
DaVita*	3,400	—	3,400	189,890	—	189,890
DENTSPLY International	4,500	—	4,500	181,125	—	181,125
Edwards Lifesciences*	1,800	—	1,800	112,824	—	112,824
Eli Lilly & Co.	25,000	—	25,000	1,177,750	—	1,177,750
Endo Pharmaceuticals Holdings*	3,600	—	3,600	83,340	—	83,340
Express Scripts*	6,300	—	6,300	444,402	—	444,402
Forest Laboratories*	9,400	—	9,400	333,794	—	333,794
Genentech*	12,300	—	12,300	1,171,575	—	1,171,575
Genzyme*	7,600	—	7,600	582,540	—	582,540
Gilead Sciences*	23,600	29,045	52,645	1,273,928	1,567,849	2,841,777
Health Management Association*	8,000	—	8,000	49,200	—	49,200
Health Net*	3,600	—	3,600	100,656	—	100,656
Henry Schein*	2,900	—	2,900	155,324	—	155,324
Hill-Rom Holdings	7,000	—	7,000	196,630	—	196,630
Hologic*	8,100	—	8,100	149,607	—	149,607
Hospira*	5,100	23,170	28,270	194,616	884,167	1,078,783
Human Genome Sciences*	4,200	—	4,200	27,846	—	27,846
Humana*	5,500	—	5,500	241,505	—	241,505
IDEXX Laboratories*	2,000	—	2,000	107,000	—	107,000
Illumina*	1,800	—	1,800	167,832	—	167,832
ImClone Systems*	2,000	—	2,000	127,860	—	127,860
Immucor*	2,300	—	2,300	69,299	—	69,299
Intuitive Surgical*	1,200	—	1,200	373,548	—	373,548
Inverness Medical Innovations* (A)	2,600	—	2,600	87,646	—	87,646
Invitrogen*	3,000	—	3,000	133,050	—	133,050
Johnson & Johnson	60,700	28,928	89,628	4,156,129	1,980,700	6,136,829
Kinetic Concepts*	1,800	—	1,800	62,910	—	62,910
King Pharmaceuticals*	8,200	—	8,200	94,382	—	94,382
Laboratory Corp of America Holdings*	3,500	—	3,500	236,530	—	236,530
LifePoint Hospitals*	1,800	—	1,800	51,534	—	51,534
Lincare Holdings*	2,400	—	2,400	77,328	—	77,328
Medco Health Solutions*	14,300	—	14,300	708,994	—	708,994
Medicis Pharmaceutical, Cl A	1,700	—	1,700	31,212	—	31,212
Medtronic	28,200	39,483	67,683	1,489,806	2,085,887	3,575,693
Merck & Co.	56,300	—	56,300	1,852,270	—	1,852,270

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Health Care 100 Plus Fund

HighMark Large Cap Growth Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Proforma	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Proforma

Millipore*	1,800	—	1,800	$126,630	$—	$126,630
Mylan* (A)	18,900	—	18,900	245,133	—	245,133
Novartis ADR	—	41,981	41,981	—	2,491,572	2,491,572
Onyx Pharmaceuticals*	1,800	—	1,800	72,900	—	72,900
OSI Pharmaceuticals*	1,900	—	1,900	99,997	—	99,997
Par Pharmaceutical*	900	—	900	15,570	—	15,570
Patterson Companies*	4,000	—	4,000	124,920	—	124,920
Pediatrix Medical Group*	1,600	—	1,600	77,840	—	77,840
Perrigo	2,600	—	2,600	91,598	—	91,598
Pfizer	163,100	—	163,100	3,045,077	—	3,045,077
Pharmaceutical Product Development	3,400	—	3,400	129,676	—	129,676
Psychiatric Solution	1,700	—	1,700	59,534	—	59,534
Quest Diagnostics	4,700	—	4,700	249,852	—	249,852
ResMed *	2,600	—	2,600	98,332	—	98,332
Schering-Plough	43,200	—	43,200	910,656	—	910,656
St Jude Medical*	9,900	—	9,900	461,142	—	461,142
STERIS	6,300	—	6,300	215,271	—	215,271
Stryker	8,900	—	8,900	571,291	—	571,291
Techne	1,300	—	1,300	103,376	—	103,376
Tenet Healthcare*	15,800	—	15,800	91,482	—	91,482
Thermo Fisher Scientific*	11,800	—	11,800	714,136	—	714,136
UnitedHealth Group	33,700	—	33,700	946,296	—	946,296
Universal Health Services, Cl B	1,500	—	1,500	90,930	—	90,930
Valeant Pharmaceuticals International* (A)	2,500	—	2,500	42,800	—	42,800
Varian Medical Systems*	4,000	—	4,000	240,000	—	240,000
Vertex Pharmaceuticals*	4,600	—	4,600	158,700	—	158,700
Waters*	3,200	—	3,200	217,408	—	217,408
Watson Pharmaceuticals*	3,400	—	3,400	98,294	—	98,294
WellCare Health Plan*	1,400	—	1,400	55,062	—	55,062
WellPoint*	14,800	—	14,800	776,260	—	776,260
Wyeth	33,300	—	33,300	1,349,316	—	1,349,316
Zimmer Holdings*	6,700	—	6,700	461,697	—	461,697
				42,047,380	12,843,726	54,891,106

Industrials - 7.3%
Boeing	—	7,898	7,898	—	482,647	482,647
Burlington Northern Santa Fe	—	15,545	15,545	—	1,618,701	1,618,701
Danaher	—	26,798	26,798	—	2,134,461	2,134,461
Emerson Electric	—	22,306	22,306	—	1,086,302	1,086,302
Expeditors International of Washington	—	40,207	40,207	—	1,427,751	1,427,751
General Electric	—	19,950	19,950	—	564,386	564,386
Rockwell Automation	—	27,834	27,834	—	1,238,891	1,238,891
United Technologies	—	37,326	37,326	—	2,388,117	2,388,117
				—	10,941,256	10,941,256

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Health Care 100 Plus Fund

HighMark Large Cap Growth Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Proforma	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Proforma

Information Technology - 17.8%
Apple*	—	7,585	7,585	$—	$1,205,636	$1,205,636
Applied Biosystems	9,300	—	9,300	343,449	—	343,449
Applied Materials	—	48,779	48,779	—	844,852	844,852
Automatic Data Processing	—	24,407	24,407	—	1,042,423	1,042,423
Cisco Systems*	—	212,064	212,064	—	4,663,287	4,663,287
Corning	—	77,760	77,760	—	1,555,978	1,555,978
Google, Cl A*	—	6,121	6,121	—	2,899,824	2,899,824
Intel	—	130,701	130,701	—	2,900,255	2,900,255
Intersil, Cl A	—	99,076	99,076	—	2,390,704	2,390,704
Linear Technology (A)	—	24,435	24,435	—	758,707	758,707
Microchip Technology (A)	—	37,505	37,505	—	1,197,535	1,197,535
Microsoft	—	126,339	126,339	—	3,249,439	3,249,439
Nokia ADR	—	39,830	39,830	—	1,088,156	1,088,156
Oracle*	—	72,488	72,488	—	1,560,667	1,560,667
Paychex	—	32,879	32,879	—	1,082,377	1,082,377
				343,449	26,439,840	26,783,289

Materials - 3.8%
Monsanto	—	24,828	24,828	—	2,957,263	2,957,263
Praxair	—	29,188	29,188	—	2,735,791	2,735,791
				—	5,693,054	5,693,054

Telecommunication Services - 0.6%
Verizon Communications	—	25,965	25,965	—	883,849	883,849
				—	883,849	883,849

Utilities - 2.4%
Cleco (A)	—	61,085	61,085	—	1,535,066	1,535,066
ITC Holdings (A)	—	16,176	16,176	—	843,093	843,093
Wisconsin Energy	—	27,135	27,135	—	1,224,331	1,224,331
				—	3,602,490	3,602,490

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Health Care 100 Plus Fund

HighMark Large Cap Growth Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Proforma	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Proforma

Registered Investment Company - 3.6%
Dreyfus Cash Management	—	5,366,813	5,366,813	$—	$5,366,813	$5,366,813
				—	5,366,813	5,366,813

Affiliated Money Market Registered Investment Company - 0.1%
HighMark Diversified Money Market Fund	212,447	—	212,447	212,447	—	212,447
				212,447	—	212,447

Repurchase Agreements - 2.6%
Dresdner Securities, 2.288%, dated 7/31/08, maturing on 8/1/08, repurchase price $700,044 (collateralized by various corporate obligations, ranging in par value from $950,000 - $25,000,000, 0.00%-4.88%, 11/14/08-3/1/10, total market value $735,057) (B)	—	700,000	700,000	—	700,000	700,000
Greenwich Capital, 2.338%, dated 7/31/08, maturing on 8/1/08, repurchase price $2,500,162 (collateralized by various asset-backed obligations, ranging in par value from $90,000-$30,000,000, 0.00%-5.51%, 3/15/10-12/15/16, total market value $2,625,060) (B)	—	2,500,000	2,500,000	—	2,500,000	2,500,000
HSBC Securities, 2.15%, dated 7/31/08, matures on 8/1/08, repurchase price $175,576 (collateralized by a FHLMC Discount Note, par value $182,747, 0.000%, 04/17/09, total market value $179,110) (B)	175,566	—	175,566	175,566	—	175,566
Lehman Brothers, 2.268%, dated 7/31/08, maturing on 8/1/08, repurchaase price $497,663 (collateralized by various corporate obligations, ranging in par value from $2,000,000-$12,315,000, 5.02%-5.80%, 7/9/09-3/15/11, total market value $522,526) (B)	—	497,632	497,632	—	497,632	497,632
				175,566	3,697,632	3,873,198

Certificates of Deposit - Yankee - 0.6%
Bank of Scotland, 2.430%, 08/22/08 (B)	—	300,000	300,000	—	300,000	300,000
BNP Paribas, 2.420%, 08/25/08 (B)	—	300,000	300,000	—	300,000	300,000
Rabobank Nederland NV, 2.420%, 08/26/08 (B)	—	300,000	300,000	—	300,000	300,000
				—	900,000	900,000
Master Note - 0.5%
Bear Stearns & Co., 2.388%, 09/11/08 (B)	145,314	625,000	770,314	145,314	625,000	770,314
				145,314	625,000	770,314

Bank Note - 0.2%
Wells Fargo Bank, 2.420%, 08/25/08 (B)	—	250,000	250,000	—	250,000	250,000
				—	250,000	250,000

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Health Care 100 Plus Fund

HighMark Large Cap Growth Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Proforma	Dow Jones US Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Combined Proforma

Total Investments - 103.8%				$42,924,156	$113,205,347	$156,129,503

Other Assets & Liabilities, Net - (3.8%)				(425,364)	(5,256,260)	(5,681,624)

Net Assets - 100.0%				$42,498,792	$107,949,087	$150,447,879

———————

*

Non-income producing security.

(A)

This security or partial position of this security is on loan at July 31, 2008.  The total value of securities on loan at July 31, 2008 is $5,588,392.

(B)

This security was purchased with cash collateral received from securities lending.

(C)

A portion of these holdings may be sold prior to the consummation of the Reorganization so that the Reorganization does not cause more than 25% of the Acquiring Fund's total assets immediately after the Reorganization to be invested in securities of one or more issuers conducting their principal business activities in the Health Care industry.

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Health Care 100 Plus Fund

HighMark Large Cap Growth Fund (Continued)

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

July 31, 2008

	Dow Jones U.S. Health Care 100 plus Fund	HighMark Large Cap Growth Fund		Pro Forma Adjustments	Pro Forma Combined

Assets:
Investments, at Value+	$42,536,143	$109,507,715	*	$––	$152,043,858
Repurchase Agreements, at Value+	175,566	3,697,632		––	3,873,198
Affiliated Investments, at value++	212,447	-			212,447
Receivable for Fund Shares Sold	––	211,822		––	211,822
Accrued Income	38,027	107,493		––	145,520
Prepaid Expenses	19,619	25,410		––	45,029
Deferred Compensation Asset	––	3,813		––	3,813
Total Assets	$42,981,802	$113,553,885		$––	$156,535,687

Liabilities:
Payable Upon Return of Securities Loaned	$320,880	$5,472,632		$––	$5,793,512
Payable for Fund Shares Redeemed	55,548	8,430		––	63,978
Advisory Fees Payable	10,073	56,904		––	66,977
Administration Fees Payable	3,560	13,778		––	17,338
Chief Compliance Officer Fees Payable	––	884		––	884
Custodian Fees Payable	2,855	923		––	3,778
Audit Fees Payable	19,056	23,075		––	42,131
Deferred Compensation Fees Payable	––	3,813		––	3,813
Shareholder Servicing Fees Payable	––	11,730		––	11,730
Trustees' Fees Payable	534	402		––	936
Accrued Distribution Fees	16,154	5,274		––	21,428
Accrued Expenses & Other Payables	54,350	6,953		––	61,303
Total Liabilities	$483,010	$5,604,798		$––	$6,087,808

Net Assets	$42,498,792	$107,949,087		$––	$150,447,879

Net Assets consists of:
Paid-in capital	$30,767,382	$237,103,429		$––	$267,870,811
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	55,070	463,255		––	518,325
Accumulated Net Realized Gain (loss) on Investments, Investments in Affiliated Funds, Futures Contracts, Foreign Currency Transactions, Written Options Contracts and Capital Gain Distributions Received	309,927	(130,556,079)		––	(130,246,152)
Net Unrealized Appreciation (Depreciation) on Investments, Investments in Affiliated Funds, Foreign Currency Transactions, and Future Contracts	11,366,413	938,482		––	12,304,895
Net Assets	$42,498,792	$107,949,087		$––	$150,447,879

+ Cost of Investment and Repurchase Agreements	$31,345,296	$112,266,865		$––	$143,612,161
++ Cost of Affiliated Investments	$212,447	$––		$––	$212,447
* Includes Market Value of Securities on Loan	$––	$5,287,380		$––	$5,287,380

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Health Care 100 Plus Fund

HighMark Large Cap Growth Fund (Continued)

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

July 31, 2008

	Dow Jones U.S. Health Care 100 plus Fund	HighMark Large Cap Growth Fund	Pro Forma Adjustments			Pro Forma Combined

Fiduciary Shares:
Net Assets	N/A	$92,417,692		$––		$92,417,692
Shares of beneficial interest outstanding	N/A	10,145,361		––		10,145,361
Net Asset Value, Offering and Redemption Price Per Share	N/A	$9.11		$––		$9.11

Class A Shares:
Net Assets	$16,096,701	$11,485,800		$192,486	(D)	$27,774,987
Shares of beneficial interest outstanding	1,386,274	1,283,159		433,505	(D)	3,102,938
Net Asset Value and Redemption Price Per Share (A)	$11.61	$8.95	$	N/A		$8.95
Maximum Offering Price Per Share	$12.25	$9.47		N/A		$9.47

Class B Shares:
Net Assets	$6,575,495	$3,279,277		$––		$9,854,772
Shares of beneficial interest outstanding	596,519	392,589		190,687	(D)	1,179,795
Net Asset Value and Redemption Price Per Share (A)	$11.02	$8.35	$	N/A		$8.35

Class C Shares:
Net Assets	$7,994,512	$766,318		$––		$8,760,830
Shares of beneficial interest outstanding	724,605	91,691		231,949	(D)	1,048,245
Net Asset Value and Redemption Price Per Share (A)	$11.03	$8.36	$	N/A		$8.36

Class F Shares:
Net Assets	$11,639,598	N/A		$––		$11,639,598
Shares of beneficial interest outstanding	993,117	N/A		––		993,117
Net Asset Value and Redemption Price Per Share (B)	$11.72	N/A		$––		$11.72

Class R Shares:
Net Assets	$192,486	N/A		$(192,486)	(D)	$––
Shares of beneficial interest outstanding	16,797	N/A		(16,797)	(D)	––
Net Asset Value and Redemption Price Per Share (C)	$11.46	N/A	$	N/A		$—

———————

(A)

Class A shares of the Dow Jones U.S. Health Care 100 plus Fund are exchanged for new Class A shares of Large Cap Growth Fund.

Class B shares of the Dow Jones U.S. Health Care 100 plus Fund are exchanged for new Class B shares of Large Cap Growth Fund.

Class C shares of the Dow Jones U.S. Health Care 100 plus Fund are exchanged for new Class C shares of Large Cap Growth Fund.

(B)

The Acquired Fund no longer offers Class F shares and has no Class F shares issued or outstanding as of and since the Record Date.

(C)

Class R shares of the Dow Jones U.S. Health Care 100 plus Fund are exchanged for new Class A shares of Large Cap Growth Fund.

(D)

Reflects the capitalization adjustments due to the change in par value per share of the newly issued shares and giving effect to issuance of shares of HighMark Large Cap Growth Fund to the Dow Jones U.S. Health Care 100 Plus Fund shareholders as if the reorganization had taken place on July 31, 2008. The foregoing should not be relied upon to reflect the number of shares of HighMark Large Cap Growth Fund that actually will be received on or after such date.

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Health Care 100 Plus Fund

HighMark Large Cap Growth Fund

PRO FORMA COMBINED STATEMENT OF OPERATIONS (unaudited)

July 31, 2008

	Dow Jones U.S. Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Pro Forma Adjustments		Pro Forma Combined

Interest Income	$7,458	$132,422	$––		$139,880
Securities Lending Income	6,743	16,041	––		22,784
Dividend Income	860,309	1,941,505	––		2,801,814
Less: Foreign Taxes Withheld		(22,832)	––		(22,832)
Total Investment Income	874,510	2,067,136	––		2,941,646

Expenses:
Investment Adviser Fees	293,435	765,722	26,623	(A)	1,085,780
Shareholder Servicing Fees Fiduciary Shares	––	271,022	––		271,022
Shareholder Servicing Fees Class A Shares	––	33,878	49,166	(A)	83,044
Shareholder Servicing Fees Class B Shares	––	11,870	19,766	(A)	31,636
Administration / Fund Accounting Fees	92,916	190,971	(12,977)	(A)	270,910
Custodian Fees	9,886	12,769	––		22,655
Trustees Fees	6,023	6,384	(6,023)	(B)	6,384
Chief Compliance Officer Fees	––	7,112	––		7,112
Distribution Fees Class A Shares	49,230	33,769	383	(A)	83,382
Distribution Fees Class B Shares	79,168	35,611	(19,766)	(A)	95,013
Distribution Fees Class C Shares	96,833	9,809	––		106,642
Distribution Fees Class R Shares	1,149	––	(1,149)	(A)	––
Registration Fees	34,440	19,361	(34,440)	(B)	19,361
Transfer Agent Fees	117,894	26,018	––		143,912
Printing Fees	21,249	12,739	(5,312)	(B)	28,676
Audit Fees	23,691	27,282	(23,691)	(B)	27,282
Legal Fees	2,340	8,968	(2,340)	(B)	8,968
Miscellaneous Fees	40,759	15,383	(33,146)	(B)	22,996
Total Expenses	869,013	1,488,668	(42,906)		2,314,775

Less: Waivers and Reduction of Expenses
Investment Adviser Fees	(61,523)	(24,209)	––		(85,732)
Shareholder Servicing Fees Fiduciary Shares	––	(139,161)	––		(139,161)
Shareholder Servicing Fees Class A Shares	––	(13,551)	(19,666)	(A)	(33,217)
Administration Fees	––	(11,416)	––		(11,416)
Reduction of Expenses by Administrator	––	(10,385)	––		(10,385)
Reduction of Expenses by Former Sub-Administrator	––	(6,894)	––		(6,894)
Total Waivers and Reduction of Expenses	(61,523)	(205,616)	(19,666)		(286,805)

Total Net Expenses	807,490	1,283,052	(62,572)		2,027,970

Net Investment Income (Loss)	67,020	784,084	62,572		913,676

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Health Care 100 Plus Fund

HighMark Large Cap Growth Fund (Continued)

PRO FORMA COMBINED STATEMENT OF OPERATIONS (unaudited)

July 31, 2008

	Dow Jones U.S. Health Care 100 Plus Fund	HighMark Large Cap Growth Fund	Pro Forma Adjustments	Pro Forma Combined
Net Realized Gain (Loss) on Investments	$2,243,814	$(2,486,169)	$––	$(242,355)
Changes in Unrealized Appreciation (Depreciation) on Investments	(3,329,579)	(9,100,570)	––	(12,430,149)
Net Realized and Unrealized Gain (Loss) on Investments	(1,085,765)	(11,586,739)	––	(12,672,504)
Increase (Decrease) in Net Assets Resulting from Operations	$(1,018,745)	$(10,802,655)	$62,572	$(11,758,828)

———————

(A)

Reflects adjustment to the acquiring fund contractual fee level.

(B)

Reflects expected savings when the two funds become one.

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Financial 100 Plus Fund

HighMark Large Cap Value Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma

Common Stock – 98.7%

Consumer Discretionary – 8.8%
Aeropostale* (A)	—	28,900	28,900	$—	$932,025	$932,025
Autoliv	—	25,900	25,900	—	1,011,136	1,011,136
Big Lots* (A)	—	49,100	49,100	—	1,495,586	1,495,586
Coach*	—	51,100	51,100	—	1,303,561	1,303,561
DIRECTV Group*	—	82,700	82,700	—	2,234,554	2,234,554
H&R Block	—	38,200	38,200	—	929,406	929,406
Hasbro	—	59,400	59,400	—	2,299,968	2,299,968
McDonald's	—	14,700	14,700	—	878,913	878,913
NetFlix* (A)	––	59,500	59,500	––	1,837,955	1,837,955
NVR* (A)	––	3,500	3,500	––	1,933,120	1,933,120
Shaw Communications, Cl B (A)	––	102,900	102,900	––	2,157,813	2,157,813
Time Warner	––	270,400	270,400	––	3,872,128	3,872,128
TRW Automotive Holdings*	—	55,500	55,500	—	1,029,525	1,029,525
				—	21,915,690	21,915,690

Consumer Staples – 6.5%
ConAgra Foods	—	48,600	48,600	—	1,053,648	1,053,648
Constellation Brands, Cl A*	—	40,600	40,600	—	873,712	873,712
General Mills	—	44,600	44,600	—	2,871,794	2,871,794
Herbalife (A)	—	38,300	38,300	—	1,654,177	1,654,177
Kroger	—	82,600	82,600	—	2,335,928	2,335,928
Procter & Gamble	—	66,100	66,100	—	4,328,228	4,328,228
Safeway	—	42,900	42,900	—	1,146,288	1,146,288
Sysco	—	72,100	72,100	—	2,044,756	2,044,756
				—	16,308,531	16,308,531

Energy – 14.6%
Chevron	—	92,600	92,600	—	7,830,256	7,830,256
ConocoPhillips	—	81,100	81,100	—	6,619,382	6,619,382
Exxon Mobil	—	167,000	167,000	—	13,431,810	13,431,810
Murphy Oil	—	18,000	18,000	—	1,435,140	1,435,140
Occidental Petroleum	—	27,100	27,100	—	2,136,293	2,136,293
Petro-Canada	—	39,900	39,900	—	1,844,577	1,844,577
Valero Energy	—	43,800	43,800	—	1,463,358	1,463,358
W&T Offshore	—	35,100	35,100	—	1,553,526	1,553,526
				—	36,314,342	36,314,342

Financials – 33.6%
ACE	7,400	––	7,400	375,180	––	375,180
Aflac	8,000	––	8,000	444,880	––	444,880
Allstate	9,300	66,800	76,100	429,846	3,087,496	3,517,342
Ambac Financial Group (A)	3,900	––	3,900	9,828	––	9,828
American International Group	39,600	––	39,600	1,031,580	––	1,031,580
American Express	17,300	––	17,300	642,176	––	642,176
American Financial Group	2,900	64,900	67,800	84,013	1,880,153	1,964,166
Ameriprise Financial	5,800	55,000	60,800	246,500	2,337,500	2,584,000
Annaly Capital Management	9,000	––	9,000	135,630	––	135,630
AON	4,400	––	4,400	201,520	––	201,520
Assurant	1,600	34,100	35,700	96,192	2,050,092	2,146,284
AvalonBay Communities	1,300	––	1,300	129,623	––	129,623
Axis Capital Holdings	––	63,500	63,500	––	2,011,680	2,011,680

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Financial 100 Plus Fund

HighMark Large Cap Value Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma

Bank of America	76,700	36,900	113,600	$2,523,430	$1,214,010	$3,737,440
Bank of New York Mellon	19,200	––	19,200	681,600	––	681,600
BB&T	9,300	––	9,300	260,586	––	260,586
Boston Properties	2,000	––	2,000	192,380	––	192,380
Capital One Financial (A)	6,000	62,400	68,400	251,160	2,612,064	2,863,224
Charles Schwab	15,800	106,300	122,100	361,662	2,433,207	2,794,869
Chubb	6,200	55,800	62,000	297,848	2,680,632	2,978,480
Cincinnati Financial	2,500	––	2,500	69,600	––	69,600
CIT Group	15,000	––	15,000	127,200	––	127,200
Citigroup	92,300	––	92,300	1,725,087	––	1,725,087
CME Group	500	––	500	180,065	––	180,065
Comerica	2,500	––	2,500	71,800	––	71,800
Commerce Bancshares	2,000	––	2,000	87,260	––	87,260
Credicorp (A)	––	15,200	15,200	––	1,124,952	1,124,952
Developer Diversified Realty	1,900	––	1,900	60,724	––	60,724
Discover Financial Services	7,200	––	7,200	105,480	––	105,480
Duke Realty	2,400	––	2,400	59,352	––	59,352
E*TRADE Financial* (A)	6,500	––	6,500	19,630	––	19,630
Endurance Specialty Holdings	––	64,100	64,100	––	1,961,460	1,961,460
Equity Residential	4,500	––	4,500	194,265	––	194,265
Everest Re Group	900	––	900	73,620	––	73,620
Fairfax Financial Holdings (A)	––	6,200	6,200	––	1,587,200	1,587,200
Federal Home Loan Mortgage	10,700	––	10,700	87,419	––	87,419
Federal National Mortgage Association	16,400	––	16,400	188,600	––	188,600
Federated Investors, Cl B	––	27,400	27,400	––	900,364	900,364
Fifth Third Bancorp	8,100	––	8,100	113,157	––	113,157
First Horizon National (A)	2,900	––	2,900	27,260	––	27,260
Franklin Resources	2,700	22,800	25,500	271,647	2,293,908	2,565,555
Genworth Financial	7,200	––	7,200	114,984	––	114,984
Goldman Sachs Group	6,000	25,900	31,900	1,104,240	4,766,636	5,870,876
Hartford Financial Services	6,700	––	6,700	424,713	––	424,713
HCP	3,900	––	3,900	140,673	––	140,673
Host Hotels & Resort	8,600	––	8,600	112,746	––	112,746
Huntington Bancshares	5,900	––	5,900	41,418	––	41,418
IntercontinentalExchange*	1,200	––	1,200	119,760	––	119,760
Invesco	6,500	––	6,500	151,385	––	151,385
iStar Financial	1,900	––	1,900	15,599	––	15,599
Janus Capital Group	2,700	––	2,700	81,918	––	81,918
JPMorgan Chase & Co.	58,200	171,000	229,200	2,364,666	6,947,730	9,312,396
KeyCorp	7,600	––	7,600	80,180	––	80,180
Kimco Realty	3,600	––	3,600	127,044	––	127,044
Legg Mason	2,300	––	2,300	92,805	––	92,805
Lehman Brothers Holdings (A)	11,000	––	11,000	190,740	––	190,740
Lincoln National	4,400	––	4,400	209,880	––	209,880
Loews	8,000	––	8,000	356,480	––	356,480
M&T Bank	1,300	––	1,300	91,494	––	91,494
Marsh & McLennan	8,600	––	8,600	242,950	––	242,950
Marshall & Ilsley	3,900	––	3,900	59,280	––	59,280
MBIA	3,500	––	3,500	20,755	––	20,755
Merrill Lynch & Co.	13,800	––	13,800	367,770	––	367,770
MetLIfe	7,300	16,700	24,000	370,621	847,859	1,218,480
MGIC Investment	1,700	––	1,700	10,880	––	10,880
Moody’s	3,500	––	3,500	121,835	––	121,835
Morgan Stanley	16,700	––	16,700	659,316	––	659,316

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Financial 100 Plus Fund

HighMark Large Cap Value Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma

National City (A)	10,400	––	10,400	$49,192	$––	$49,192
New York Community Bancorp	3,700	––	3,700	289,229	––	289,229
Northern Trust	5,600	––	5,600	93,072	––	93,072
NYSE Euronext	3,700	––	3,700	174,788	––	174,788
Old Republic International	3,700	––	3,700	38,850	––	38,850
Plum Creek Timber	2,900	––	2,900	141,288	––	141,288
PNC Financial Services Group ^	5,800	––	5,800	413,482	––	413,482
Popular (A)	4,000	––	4,000	27,480	––	27,480
Potlatch	1,900	––	1,900	88,483	––	88,483
Principal Financial Group	4,100	––	4,100	174,291	––	174,291
Progressive	10,600	45,300	55,900	214,650	917,325	1,131,975
Prudential Financial	8,700	––	8,700	600,039	––	600,039
Public Storage	2,200	––	2,200	180,158	––	180,158
Radian Group	400	––	400	696	––	696
Regions Financial (A)	11,500	205,800	217,300	109,020	1,950,984	2,060,004
SAFECO	2,800	33,900	36,700	185,248	2,242,824	2,428,072
Simon Property Group	3,800	––	3,800	351,994	––	351,994
SL Green Realty	1,000	––	1,000	83,340	––	83,340
SLM*	3,000	––	3,000	51,390	––	51,390
Sovereign Bancorp	8,000	––	8,000	76,160	––	76,160
State Street	7,200	––	7,200	515,808	––	515,808
SunTrust Banks	5,900	––	5,900	242,254	––	242,254
Synovus Financial	4,400	––	4,400	41,844	––	41,844
T Rowe Price Group	4,400	15,500	19,900	263,340	927,675	1,191,015
TCF Financial	1,800	––	1,800	22,950	––	22,950
Torchmark	1,500	––	1,500	87,075	––	87,075
Travelers	10,200	70,300	80,500	450,024	3,101,636	3,551,660
Unum Group	9,700	––	9,700	234,352	––	234,352
US Bancorp	29,200	81,700	110,900	893,812	2,500,837	3,394,649
Vornado Realty Trust	2,400	––	2,400	228,168	––	228,168
W R Berkley	6,100	78,500	84,600	144,082	1,854,170	1,998,252
Wachovia	36,400	––	36,400	628,628	––	628,628
Washington Mutual (A)	14,300	––	14,300	76,219	––	76,219
Wells Fargo & Co.	52,700	––	52,700	1,595,229	––	1,595,229
Willis Group Holdings	2,300	33,100	35,400	71,921	1,035,037	1,106,958
XL Capital, Cl A	2,900	––	2,900	51,881	––	51,881
Zions Bancorp	1,700	––	1,700	49,759	––	49,759
				28,472,128	55,267,431	83,739,559

Health Care – 10.4%
Aetna	—	29,700	29,700	—	1,217,997	1,217,997
AmerisourceBergen	—	53,200	53,200	—	2,227,484	2,227,484
Amgen*	—	46,400	46,400	—	2,906,032	2,906,032
Cardinal Health	—	46,800	46,800	—	2,514,564	2,514,564
Forest Laboratories*	—	27,900	27,900	—	990,729	990,729
Johnson & Johnson	—	40,000	40,000	—	2,738,800	2,738,800
King Pharmaceuticals*	—	130,700	130,700	—	1,504,357	1,504,357
McKesson	—	39,400	39,400	—	2,206,006	2,206,006
Pfizer	—	367,100	367,100	—	6,853,757	6,853,757
UnitedHealth Group	––	100,300	100,300	––	2,816,424	2,816,424
					25,976,150	25,976,150

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Financial 100 Plus Fund

HighMark Large Cap Value Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma

Industrials – 7.4%
CSX	—	22,100	22,100	$—	$1,493,518	$1,493,518
Cummins	—	30,700	30,700	—	2,036,638	2,036,638
Dover	—	29,200	29,200	—	1,449,196	1,449,196
Gardner Denver*	—	35,800	35,800	—	1,632,480	1,632,480
General Electric	—	138,100	138,100	—	3,906,849	3,906,849
Hertz Global Holdings* (A)	—	92,700	92,700	—	790,731	790,731
L-3 Communications Holdings, Cl 3	—	9,600	9,600	—	947,424	947,424
Northrop Grumman	—	42,800	42,800	—	2,884,292	2,884,292
Parker Hannifin	—	32,800	32,800	—	2,023,104	2,023,104
Raytheon	––	21,000	21,000	––	1,195,530	1,195,530
					18,359,762	18,359,762

Information Technology – 4.1%
Computer Sciences*	––	19,000	19,000	––	900,030	900,030
Compuware*	––	110,900	110,900	––	1,219,900	1,219,900
Hewitt Associates, Cl A*	––	52,100	52,100	––	1,919,885	1,919,885
MasterCard , Cl A	1,200	––	1,200	292,980	––	292,980
Microsoft	––	79,800	79,800	––	2,052,456	2,052,456
QLogic*	––	80,900	80,900	––	1,524,156	1,524,156
Symantec*	––	62,300	62,300	––	1,312,661	1,312,661
Texas Instruments	––	40,100	40,100	––	977,638	977,638
				292,980	9,906,726	10,199,706

Materials – 3.4%
Alcoa	––	32,000	32,000	––	1,080,000	1,080,000
Dow Chemical	––	81,500	81,500	––	2,714,765	2,714,765
Lubrizol	––	17,200	17,200	––	856,560	856,560
Nucor	––	38,900	38,900	––	2,225,858	2,225,858
Reliance Steel & Aluminum	––	12,400	12,400	––	783,184	783,184
Schnitzer Steel Industries, Cl A	––	8,200	8,200	––	739,968	739,968
				––	8,400,335	8,400,335

Telecommunication Services – 4.9%
AT&T	––	226,832	226,832	––	6,988,693	6,988,693
Verizon Communications	––	155,400	155,400	––	5,289,816	5,289,816
				––	12,278,509	12,278,509

Utilities – 5.0%
Alliant Energy	––	57,700	57,700	––	1,859,671	1,859,671
American Electric Power	––	21,700	21,700	––	857,150	857,150
DTE Energy	––	52,400	52,400	––	2,147,352	2,147,352
Edison International	––	54,500	54,500	––	2,634,530	2,634,530
FirstEnergy	––	21,300	21,300	––	1,566,615	1,566,615
Public Service Enterprise Group	––	42,700	42,700	––	1,784,860	1,784,860
Sierra Pacific Resources*	––	143,300	143,300	––	1,625,022	1,625,022
				––	12,475,200	12,475,200

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Financial 100 Plus Fund

HighMark Large Cap Value Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma

Repurchase Agreements – 5.4%
Credit Suisse, 2.080%, dated 7/31/08, matures on 8/1/08, repurchase price $3,256,475 (collateralized by a U.S. Treasury Bill obligation, par value $3,400,000, 0.00%. 7/30/09, total market value $3,324,541)	––	3,256,287	3,256,287	$––	$3,256,287	$3,256,287
Dresdner Securities, 2.288%, dated 7/31/08, maturing on 8/1/08, repurchase price $1,500,095 (collateralized by various corporate obligations, ranging in par value from $950,000 - $25,000,000, 0.00%-4.88%, 11/14/08-3/1/10, total market value $1,575,123) (B)	––	1,500,000	1,500,000	––	1,500,000	1,500,000
Greenwich Capital, 2.338%, dated 7/31/08, maturing on 8/1/08, repurchase price $8,500,552 (collateralized by various asset-backed obligations, ranging in par value from $90,000-$30,000,000, 0.00%-5.51%, 3/15/10-12/15/16, total market value $8,925,205) (B)	––	8,500,000	8,500,000	––	8,500,000	8,500,000
HSBC Securities, 2.15%, dated 7/31/08, matures on 8/1/08, repurchase price $152,131 (collateralized by a FHLMC Discount Note, par value $158,344, 0.000%, 04/17/09, total market value $155,193) (B)	152,122	––	152,122	152,122	––	152,122
Lehman Brothers, 2.268%, dated 7/31/08, maturing on 8/1/08, repurchaase price $120,940 (collateralized by various corporate obligations, ranging in par value from $2,000,000-$12,315,000, 5.02%-5.80%, 7/9/09-3/15/11, total market value $126,982) (B)	––	120,932	120,932	––	120,932	120,932
				152,122	13,377,219	13,529,341

Certificates of Deposit - Yankee - 1.0%
Bank of Scotland, 2.430%, 08/22/08 (B)	––	800,000	800,000	––	800,000	800,000
BNP Paribas, 2.420%, 08/25/08 (B)	––	800,000	800,000	––	800,000	800,000
Rabobank Nederland NV, 2.420%, 08/26/08 (B)	––	800,000	800,000	––	800,000	800,000
					2,400,000	2,400,000

Master Note - 0.7%
Bear Stearns & Co., 2.388%, 09/11/08 (B)	125,910	1,500,000	1,625,910	125,910	1,500,000	1,625,910
				125,910	1,500,000	1,625,910
Bank Note - 0.3%
Wells Fargo Bank, 2.420%, 08/25/08 (B)	––	800,000	800,000	––	800,000	800,000
				––	800,000	800,000

Affiliated Money Market Registered Investment Company - 0.1%
HighMark Diversified Money Market Fund	265,828	––	265,828	265,828	––	265,828
				265,828	––	265,828

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Financial 100 Plus Fund

HighMark Large Cap Value Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description		Shares/Par			Value
	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma	Dow Jones US Financial 100 Plus Fund	HighMark Large Cap Value Fund	Combined Proforma

Total Investments - 106.2%				$29,308,968	$235,279,895	$264,588,863

Other Assets & Liabilities, Net - (6.2%)				(324,613)	(15,054,364)	(15,378,977)

Net Assets - 100.0%				$28,984,355	$220,225,531	$249,209,886

———————

*

Non-income producing security.

(A)

This security or partial position of this security is on loan at July 31, 2008.  The total value of securities on loan at July 31, 2008 is $14,536,097

(B)

This security was purchased with cash collateral received from securities lending.

Entire holding will be sold prior to the consummation of the Reorganization.

(C)

A portion of these holdings may be sold prior to the consummation of the Reorganization so that the Reorganization does not cause more than 25% of the Acquiring Fund's total assets immediately after the Reorganization to be invested in securities of one or more issuers conducting their principal business activities in the Financial industry.

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Financial 100 Plus Fund

HighMark Large Cap Value Fund (Continued)

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

July 31, 2008

	Dow Jones U.S. Financial 100 plus Fund	HighMark Large Cap Value Fund	Pro Forma Adjustments	Pro Forma Combined

Assets:
Investments, at Value+	$28,891,018	$221,902,676 *	$––	$250,793,694
Repurchase Agreements, at Value+	152,122	13,377,219	––	13,529,341
Affiliated Investments, at value++	265,828	––	––	265,828
Receivable for Investments Sold	––	1,353,028	––	1,353,028
Receivable for Fund Shares Sold	1,700	197,422	––	199,122
Accrued Income	51,284	332,907	––	384,191
Prepaid Expenses	19,780	29,760	––	49,540
Deferred Compensation Asset	––	$7,698	$––	$7,698
Total Assets	$29,381,732	237,200,710		266,582,442

Liabilities:
Payable Upon Return of Securities Loaned	$278,032	$14,820,932	$––	$15,098,964
Payable for Investments Purchased	––	1,766,454	––	1,766,454
Payable for Fund Shares Redeemed	41,042	184,205	––	225,247
Advisory Fees Payable	2,489	85,517	––	88,006
Administration Fees Payable	2,346	27,816	––	30,162
Chief Compliance Officer Fees Payable	––	884	––	884
Custodian Fees Payable	2,707	1,863	––	4,570
Audit Fees Payable	15,085	23,095	––	38,180
Deferred Compensation Fees Payable	––	7,698	––	7,698
Shareholder Servicing Fees Payable	––	26,255	––	26,255
Trustees' Fees Payable	2,168	514	––	2,682
Accrued Distribution Fees	9,329	14,367		23,696
Accrued Expenses & Other Payables	44,179	15,579	––	59,758
Total Liabilities	$397,377	$16,975,179	$––	$17,372,556

Net Assets	$28,984,355	$220,225,531	$––	$249,209,886

Net Assets consists of:
Paid-in capital	$34,134,481	$243,921,672	$––	$278,056,153
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	413,689	41,924	––	455,613
Accumulated Net Realized Gain (loss) on Investments, Investments in Affiliated Funds, Futures Contracts, Foreign Currency Transactions, Written Options Contracts and Capital Gain Distributions Received	(1,520,402)	(18,419,466)	––	(19,939,868)
Net Unrealized Appreciation (Depreciation) on Investments, Investments in Affiliated Funds, Foreign Currency Transactions, and Future Contracts	(4,043,413)	(5,318,599)	––	(9,362,012)
Net Assets	$28,984,355	$220,225,531	$––	$249,209,886

+ Cost of Investment and Repurchase Agreements	$33,086,553	$240,598,494	$––	$273,685,047
++ Cost of Affiliated Investments	$265,828	$––	$––	$265,828
* Includes Market Value of Securities on Loan	$––	$14,284,585	$––	$14,284,585
See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Financial 100 Plus Fund

HighMark Large Cap Value Fund (Continued)

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

July 31, 2008

	Dow Jones U.S. Financial 100 plus Fund	HighMark Large Cap Value Fund	Pro Forma Adjustments			Pro Forma Combined

Fiduciary Shares:
Net Assets	N/A	$171,314,032		$––		$171,314,032
Shares of beneficial interest outstanding	N/A	14,452,790		––		14,452,790
Net Asset Value, Offering and Redemption Price Per Share	N/A	$11.85		$––		$11.85

Class A Shares:
Net Assets	$11,060,545	$42,432,529		$126,287	(D)	$53,619,361
Shares of beneficial interest outstanding	1,415,683	3,571,328		(474,145)	(D)	4,512,866
Net Asset Value and Redemption Price Per Share (A)	$7.81	$11.88	$	N/A		$11.88
Maximum Offering Price Per Share	$8.24	$12.57		N/A		$12.57

Class B Shares:
Net Assets	$3,380,284	$1,287,273		$––		$4,667,557
Shares of beneficial interest outstanding	434,566	110,286		(144,963)	(D)	399,889
Net Asset Value and Redemption Price Per Share (A)	$7.78	$11.67	$	N/A		$11.67

Class C Shares:
Net Assets	$4,819,124	$5,191,697		$––		$10,010,821
Shares of beneficial interest outstanding	623,986	446,010		(209,983)	(D)	860,013
Net Asset Value and Redemption Price Per Share (A)	$7.72	$11.64	$	N/A		$11.64

Class F Shares:
Net Assets	$9,598,115	N/A		$––		$9,598,115
Shares of beneficial interest outstanding	1,224,865	N/A		––		1,224,865
Net Asset Value and Redemption Price Per Share (B)	$7.84	N/A		$––		$7.84

Class R Shares:
Net Assets	$126,287	N/A		$(126,287)	(D)	$––
Shares of beneficial interest outstanding	16,399	N/A		(16,399)	(D)	––
Net Asset Value and Redemption Price Per Share (C)	$7.70	N/A	$	N/A		$—

———————

(A)

Class A shares of the Dow Jones U.S. Financial 100 Plus Fund are exchanged for new Class A shares of Large Cap Value Fund.

Class B shares of the Dow Jones U.S. Financial 100 Plus Fund are exchanged for new Class B shares of Large Cap Value Fund.

Class C shares of the Dow Jones U.S. Financial 100 Plus Fund are exchanged for new Class C shares of Large Cap Value Fund.

(B)

The Acquired Fund no longer offers Class F shares and has no Class F shares issued or outstanding as of and since the Record Date.

(C)

Class R shares of the Dow Jones U.S. Financial 100 Plus Fund are exchanged for new Class A shares of Large Cap Value Fund.

(D)

Reflects the capitalization adjustments due to the change in par value per share of the newly issued shares and giving effect to issuance of shares of HighMark Large Cap Value Fund to the Dow Jones U.S. Financial 100 Plus Fund shareholders as if the reorganization had taken place on July 31, 2008. The foregoing should not be relied upon to reflect the number of shares of HighMark Large Cap Value Fund that actually will be received on or after such date.

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Financial 100 Plus Fund

HighMark Large Cap Value Fund (Continued)

PRO FORMA COMBINED STATEMENT OF OPERATIONS (unaudited)

July 31, 2008

	Dow Jones U.S. Financial 100 Plus Fund	HighMark Large Cap Value Fund	Pro Forma Adjustments		Pro Forma Combined

Interest Income	$6,978	$125,265	$––		$132,243
Securities Lending Income	7,392	149,423	––		156,815
Dividend Income	1,436,709	7,857,724	––		9,294,433
Less: Foreign Taxes Withheld	––	(30,348)	––		(30,348)
Total Investment Income	1,451,079	8,102,064			9,553,143

Expenses:
Investment Adviser Fees	228,302	1,998,811	20,711	(A)	2,247,824
Shareholder Servicing Fees Fiduciary Shares	––	500,263	––		500,263
Shareholder Servicing Fees Class A Shares	––	311,110	36,970	(A)	348,080
Shareholder Servicing Fees Class B Shares	––	4,653	12,920	(A)	17,573
Administration / Fund Accounting Fees	75,183	498,113	(12,988)	(A)	560,308
Custodian Fees	8,947	33,307	––		42,254
Trustees Fees	5,269	17,106	(5,269)	(B)	17,106
Chief Compliance Officer Fees	––	9,298	-		9,298
Distribution Fees Class A Shares	37,030	312,075	287	(A)	349,392
Distribution Fees Class B Shares	51,757	13,959	(12,920)	(A)	52,796
Distribution Fees Class C Shares	72,806	67,470	––		140,276
Distribution Fees Class R Shares	862	––	(862)	(A)	––
Registration Fees	33,921	41,882	(33,921)	(B)	41,882
Transfer Agent Fees	84,396	69,663	––		154,059
Printing Fees	19,446	35,364	(4,862)	(B)	49,948
Audit Fees	18,972	28,798	(18,972)	(B)	28,798
Legal Fees	3,999	24,019	(3,999)	(B)	24,019
Miscellaneous Fees	44,246	23,545	(32,743)	(B)	35,048
Total Expenses	685,136	3,989,436	(55,648)		4,618,924

Less: Waivers and Reduction of Expenses
Investment Adviser Fees	(66,011)	(170,498)	––		(236,509)
Shareholder Servicing Fees Fiduciary Shares	––	(215,832)	––		(215,832)
Shareholder Servicing Fees Class A Shares	––	(124,443)	14,788)	(A)	(139,231)
Administration Fees	––	(32,326)	––		(32,326)
Reduction of Expenses by Administrator	––	(27,081)	––		(27,081)
Reduction of Expenses by Former Sub-Administrator	––	(18,942)	––		(18,942)
Total Waivers and Reduction of Expenses	(66,011)	(589,122)	(14,788)		(669,921)

Total Net Expenses	619,125	3,400,314	(70,436)		3,949,003

Net Investment Income (Loss)	831,954	4,701,750	70,436		5,604,140

See Notes to Pro Forma Financial Statements.

Dow Jones U.S. Financial 100 Plus Fund

HighMark Large Cap Value Fund (Continued)

PRO FORMA COMBINED STATEMENT OF OPERATIONS (unaudited)

July 31, 2008

	Dow Jones U.S. Financial 100 Plus Fund	HighMark Large Cap ValueFund	Pro Forma Adjustments	Pro Forma Combined
Net Realized Gain (Loss) on Investments	$(486,864)	$(16,990,359)	$––	$(17,477,223)
Changes in Unrealized Appreciation (Depreciation) on Investments	(15,835,764)	(36,620,459)	––	(52,456,223)
Net Realized and Unrealized Gain (Loss) on Investments	(16,322,628)	(53,610,818)	––	(69,933,446)
Increase (Decrease) in Net Assets Resulting from Operations	$(15,490,674)	$(48,909,068)	$70,436	$(64,329,306)

———————

(A)

Reflects adjustment to the acquiring fund contractual fee level.

(B)

Reflects expected savings when the two funds become one.

See Notes to Pro Forma Financial Statements.

S&P 100 Index Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par			Value
	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma

Common Stock - 99.0%

Consumer Discretionary - 9.4%
Autoliv (A)	––	68,300	68,300	$––	$2,666,432	$2,666,432
Belo, Cl A (A)	––	142,250	142,250	––	965,877	965,877
CBS	10,800	––	10,800	176,688	––	176,688
Comcast, Cl A	46,900	––	46,900	967,078	––	967,078
Comcast, Cl A	––	355,800	355,800	––	7,308,132	7,308,132
Ford Motor* (A)	35,500	––	35,500	170,400	––	170,400
Home Depot	26,900	150,000	176,900	641,027	3,574,500	4,215,527
Lee Enterprises (A)	––	117,900	117,900	––	356,058	356,058
McDonald's	17,900	––	17,900	1,070,241	––	1,070,241
McGraw-Hill (A)	––	100,000	100,000	––	4,067,000	4,067,000
News, Cl A (A)	––	448,400	448,400	––	6,335,892	6,335,892
Pulte Homes (A)	––	186,800	186,800	––	2,280,828	2,280,828
Starwood Hotels & Resorts Worldwide	––	45,000	45,000	––	1,543,050	1,543,050
Target	12,300	69,900	82,200	556,329	3,161,577	3,717,906
Time Warner	56,600	303,900	360,500	810,512	4,351,848	5,162,360
Walt Disney	30,200	––	30,200	916,570	––	916,570
Washington Post, CI B (A)	––	2,600	2,600	––	1,607,450	1,607,450
				5,308,845	38,218,644	43,527,489

Consumer Staples - 13.2%
Altria Group	33,200	147,550	180,750	675,620	3,002,642	3,678,262
Anheuser-Busch	11,300	––	11,300	765,688	––	765,688
Avon Products	6,800	––	6,800	288,320	––	288,320
Cadbury PLC, SP ADR	––	110,000	110,000	––	5,210,700	5,210,700
Campbell Soup	3,400	––	3,400	123,692	––	123,692
Coca-Cola	31,600	––	31,600	1,627,400	––	1,627,400
Colgate-Palmolive	8,000	––	8,000	594,160	––	594,160
CVS Caremark	22,600	––	22,600	824,900	––	824,900
Diageo ADR (A)	––	78,000	78,000	––	5,489,640	5,489,640
Dr. Pepper Snapple Group*	––	72,500	72,500	––	1,498,575	1,498,575
Fomento Economico Mexicano ADR	––	127,200	127,200	––	5,833,392	5,833,392
Henkel AG & Co.	––	89,500	89,500	––	3,431,027	3,431,027
HJ Heinz	5,000	––	5,000	251,900	––	251,900
Kraft Foods (A)	24,000	75,700	99,700	763,680	2,408,774	3,172,454
Nestle ADR (A)	––	160,000	160,000	––	7,035,120	7,035,120
PepsiCo	25,100	––	25,100	1,670,656	––	1,670,656
Philip Morris International	33,400	108,250	141,650	1,725,110	5,591,113	7,316,223
Procter & Gamble	48,400	––	48,400	3,169,232	––	3,169,232
Sara Lee	11,200	––	11,200	152,992	––	152,992
Wal-Mart Stores	36,800	120,000	156,800	2,157,216	7,034,400	9,191,616
				14,790,566	46,535,383	61,325,949

See Notes to Pro Forma Financial Statements.

S&P 100 Index Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par			Value
	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma

Energy - 14.7%
Baker Hughes	4,900	––	4,900	$406,259	$––	$406,259
Chevron	32,800	146,500	179,300	2,773,568	12,388,040	15,161,608
ConocoPhillips	24,400	47,000	71,400	1,991,528	3,836,140	5,827,668
El Paso	11,100	––	11,100	199,023	––	199,023
Exxon Mobil	83,700	170,000	253,700	6,731,991	13,673,100	20,405,091
Halliburton	13,800	81,550	95,350	618,516	3,655,071	4,273,587
Marathon Oil	––	157,000	157,000	––	7,766,790	7,766,790
National Oilwell Varco*	6,600	––	6,600	518,958	––	518,958
Peabody Energy	––	40,000	40,000	––	2,706,000	2,706,000
Schlumberger	18,900	––	18,900	1,920,240	––	1,920,240
Suncor Energy	––	46,550	46,550	––	2,536,975	2,536,975
Williams	9,300	187,050	196,350	298,065	5,994,953	6,293,018
				15,458,148	52,557,069	68,015,217

Financials - 19.7%
Aflac	––	63,200	63,200	––	3,514,552	3,514,552
Allstate	8,700	––	8,700	402,114	––	402,114
American Express	18,400	––	18,400	683,008	––	683,008
American International Group	42,600	135,000	177,600	1,109,730	3,516,750	4,626,480
Bank of America	72,200	179,100	251,300	2,375,380	5,892,390	8,267,770
Bank of New York Mellon	18,100	146,200	164,300	642,550	5,190,100	5,832,650
Berkshire Hathaway, CI B*	––	2,600	2,600	––	9,955,400	9,955,400
Capital One Financial	5,900	––	5,900	246,974	––	246,974
Citigroup (A)	86,200	319,900	406,100	1,611,078	5,978,931	7,590,009
Federal National Mortgage Association (A)	––	90,000	90,000	––	1,035,000	1,035,000
Genworth Financial, Cl A	––	153,200	153,200	––	2,446,604	2,446,604
Goldman Sachs Group	6,200	14,400	20,600	1,141,048	2,650,176	3,791,224
Hanover Insurance Group	––	80,000	80,000	––	3,433,600	3,433,600
Hartford Financial Services	5,000	––	5,000	316,950	––	316,950
JPMorgan Chase	54,700	254,250	308,950	2,222,461	10,330,178	12,552,639
Lehman Brothers Holding (A)	11,000	––	11,000	190,740	––	190,740
Loews	––	74,600	74,600	––	3,324,176	3,324,176
Marsh & McLennan	––	136,750	136,750	––	3,863,188	3,863,188
Merrill Lynch & Co.	15,600	––	15,600	415,740	––	415,740
Morgan Stanley	17,500	55,350	72,850	690,900	2,185,218	2,876,118
NYSE Euronext	4,200	––	4,200	198,408	––	198,408
Prudential Financial	––	65,000	65,000	––	4,483,050	4,483,050
Regions Financial	11,100	––	11,100	105,228	––	105,228
Travelers	––	48,350	48,350	––	2,133,202	2,133,202
US Bancorp	27,600	––	27,600	844,836	––	844,836
Wachovia	33,900	––	33,900	585,453	––	585,453
Wells Fargo & Co.	52,300	207,450	259,750	1,583,121	6,279,512	7,862,633
				15,365,719	76,212,027	91,577,746

See Notes to Pro Forma Financial Statements.

S&P 100 Index Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par			Value
	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma

Health Care - 8.0%
Abbott Laboratories	24,400	––	24,400	$1,374,696	$––	$1,374,696
Amgen*	17,200	––	17,200	1,077,236	––	1,077,236
Baxter International	9,900	76,000	85,900	679,239	5,214,360	5,893,599
Boston Scientific*	––	363,000	363,000	––	4,316,070	4,316,070
Bristol-Myers Squibb	31,400	––	31,400	663,168	––	663,168
CIGNA	4,400	––	4,400	162,888	––	162,888
Covidien (A)	7,900	64,650	72,550	388,996	3,183,366	3,572,362
GlaxoSmithKline PLC, SP ADR (A)	––	42,650	42,650	––	1,985,784	1,985,784
Johnson & Johnson	44,600	––	44,600	3,053,762	––	3,053,762
Medtronic	17,800	––	17,800	940,374	––	940,374
Merck & Co.	34,000	208,800	242,800	1,118,600	6,869,520	7,988,120
Pfizer	107,200	182,200	289,400	2,001,424	3,401,674	5,403,098
UnitedHealth Group	19,400	––	19,400	544,752	––	544,752
				12,005,135	24,970,774	36,975,909

Industrials - 11.6%
3M	11,200	––	11,200	788,368	––	788,368
Avery Dennison (A)	––	40,000	40,000	––	1,760,400	1,760,400
Boeing	11,900	32,050	43,950	727,209	1,958,575	2,685,784
Burlington Northern Santa Fe	4,600	––	4,600	478,998	––	478,998
Caterpillar	9,700	––	9,700	674,344	––	674,344
FedEx	4,900	––	4,900	386,316	––	386,316
General Dynamics	6,300	––	6,300	561,582	––	561,582
General Electric	157,900	518,300	676,200	4,466,991	14,662,707	19,129,698
Honeywell International	11,700	103,450	115,150	594,828	5,259,398	5,854,226
Insituform Technologies, CI A	––	100,000	100,000	––	1,729,000	1,729,000
Norfolk Southern	5,900	––	5,900	424,328	––	424,328
Pitney Bowes (A)	––	53,100	53,100	––	1,682,739	1,682,739
Raytheon	6,700	––	6,700	381,431	––	381,431
Tyco International	7,600	63,700	71,300	338,656	2,838,472	3,177,128
United Parcel Service, Cl B	16,200	––	16,200	1,021,896	––	1,021,896
United Technologies	15,400	46,550	61,950	985,292	2,978,269	3,963,561
USG	––	105,000	105,000	––	3,013,500	3,013,500
Waste Management	––	170,000	170,000	––	6,041,800	6,041,800
				11,830,239	41,924,860	53,755,099

Information Technology - 15.1%
Accenture, Cl A	––	55,450	55,450	––	2,315,592	2,315,592
Apple*	14,000	––	14,000	2,225,300	––	2,225,300
Cisco Systems*	93,600	150,250	243,850	2,058,264	3,303,997	5,362,261
Corning	––	226,950	226,950	––	4,541,270	4,541,270
Dell*	32,000	––	32,000	786,240	––	786,240
Diebold	––	67,950	67,950	––	2,512,791	2,512,791

See Notes to Pro Forma Financial Statements.

S&P 100 Index Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par			Value
	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma

EMC*	32,700	––	32,700	$490,827	$––	$490,827
Google*	3,700	––	3,700	1,752,875	––	1,752,875
Hewlett-Packard	39,100	84,350	123,450	1,751,680	3,778,880	5,530,560
Intel	90,700	101,750	192,450	2,012,633	2,257,832	4,270,465
International Business Machines	21,800	72,550	94,350	2,789,964	9,284,949	12,074,913
MasterCard	1,200	––	1,200	292,980	––	292,980
Microsoft	126,900	443,350	570,250	3,263,868	11,402,962	14,666,830
Nokia ADR (A)	––	135,900	135,900	––	3,712,788	3,712,788
Oracle*	62,800	––	62,800	1,352,084	––	1,352,084
QUALCOMM	25,700	––	25,700	1,422,238	––	1,422,238
Texas Instruments	21,000	––	21,000	511,980	––	511,980
Tyco Electronics (A)	––	63,050	63,050	––	2,089,477	2,089,477
Western Union	––	139,750	139,750	––	3,862,690	3,862,690
Xerox	14,200	––	14,200	193,688	––	193,688
				20,904,621	49,063,228	69,967,849

Materials - 2.8%
Alcoa	12,900	80,400	93,300	435,375	2,713,500	3,148,875
Cabot (A)	––	50,850	50,850	––	1,364,305	1,364,305
Dow Chemical	14,700	48,300	63,000	489,657	1,608,873	2,098,530
EI Du Pont de Nemours & Co.	14,300	––	14,300	626,483	––	626,483
International Paper	6,800	––	6,800	188,496	––	188,496
Rio Tinto ADR	––	4,550	4,550	––	1,900,080	1,900,080
Weyerhaeuser	3,300	66,550	69,850	176,418	3,557,763	3,734,181
				1,916,429	11,144,521	13,060,950

Telecommunication Services - 2.5%
AT&T	94,100	––	94,100	2,899,221	––	2,899,221
Sprint Nextel	45,100	240,000	285,100	367,114	1,953,600	2,320,714
Verizon Communications	45,200	147,200	192,400	1,538,608	5,010,688	6,549,296
				4,804,943	6,964,288	11,769,231

Utilities - 2.0%
AES*	10,600	––	10,600	171,084	––	171,084
American Electric Power	6,400	––	6,400	252,800	––	252,800
Entergy	3,000	––	3,000	320,760	––	320,760
Exelon	10,400	––	10,400	817,648	––	817,648
Questar	––	140,700	140,700	––	7,440,216	7,440,216
Southern	12,200	––	12,200	431,758	––	431,758
				1,994,050	7,440,216	9,434,266

See Notes to Pro Forma Financial Statements.

S&P 100 Index Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par			Value
	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma

Repurchase Agreements - 4.9%
Dresdner Securities, 2.288%, dated 7/31/08, maturing on 8/1/08, repurchase price $5,750,365 (collateralized by various corporate obligations, ranging in par value from $950,000 - $25,000,000, 0.00%-4.88%, 11/14/08-3/1/10, total market value $6,037,970) (B)	––	5,750,000	5,750,000	$––	$5,750,000	$5,750,000
Greenwich Capital, 2.338%, dated 7/31/08, maturing on 8/1/08, repurchase price $16,501,072 (collateralized by various asset-backed obligations, ranging in par value from $90,000-$30,000,000, 0.00%-5.51%, 3/15/10-12/15/16, total market value $17,325,397) (B)	––	16,500,000	16,500,000	––	16,500,000	16,500,000
HSBC Securities, 2.15%, dated 7/31/08, matures on 8/1/08, repurchase price $412,479 (collateralized by a FHLMC Discount Note, par value $429,323, 0.000%, 04/17/09, total market value $420,779) (B)	412,454	––	412,454	412,454	––	412,454
Lehman Brothers, 2.268%, dated 7/31/08, maturing on 8/1/08, repurchaase price $115,457 (collateralized by various corporate obligations, ranging in par value from $2,000,000-$12,315,000, 5.02%-5.80%, 7/9/09-3/15/11, total market value $121,225) (B)	––	115,450	115,450	––	115,450	115,450
				412,454	22,365,450	22,777,904

Certificates of Deposit - Yankee - 0.9%
Bank of Scotland, 2.430%, 08/22/08 (B)	––	1,400,000	1,400,000	––	1,400,000	1,400,000
BNP Paribas, 2.420%, 08/25/08 (B)	––	1,400,000	1,400,000	––	1,400,000	1,400,000
Rabobank Nederland NV, 2.420%, 08/26/08 (B)	––	1,400,000	1,400,000	––	1,400,000	1,400,000
				––	4,200,000	4,200,000
Registered Investment Company - 0.7%
Dreyfus Cash Management	––	3,127,808	3,127,808	––	3,127,808	3,127,808
				––	3,127,808	3,127,808

Affiliated Money Market Registered Investment Company - 0.2%
HighMark Diversified Money Market Fund	865,124	––	865,124	865,124	––	865,124
				865,124	––	865,124

Master Note - 0.6%
Bear Stearns & Co., 2.388%, 09/11/08 (B)	341,382	2,500,000	2,841,382	341,382	2,500,000	2,841,382
				341,382	2,500,000	2,841,382

See Notes to Pro Forma Financial Statements.

S&P 100 Index Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par			Value
	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma

Bank Note - 0.3%
Wells Fargo Bank, 2.420%, 08/25/08 (B)	––	1,300,000	1,300,000	$––	$1,300,000	$1,300,000
				––	1,300,000	1,300,000

Corporate Obligation - 0.5%
Morgan Stanley Dean Witter, 2.200%, 04/30/09 (B) (C)	––	2,500,000	2,500,000	––	2,500,000	2,500,000
				––	2,500,000	2,500,000

Total Investments - 107.1%				105,997,655	391,024,268	497,021,923

Other Assets & Liabilities, Net - (7.1%)				(358,992)	(32,463,864)	(32,822,856)

Net Assets - 100.0%				$105,638,663	$358,560,404	$464,199,067

* Non-income producing security.
(A) This security or partial position of this security is on loan at July 31, 2008. The total value of securities on loan at July 31, 2008 is $31,724,538.
(B) This security was purchased with cash collateral received from securities lending.
(C) Floating rate security. Rate disclosed is as of July 31, 2008.

Futures
Type of Contract	Number of Contracts			Unrealized Depreciation
S&P 500 Mini Future- Expires September 2008	19	––	19	$(1,700.00)	$––	$(1,700.00)
				$(1,700.00)	$––	$(1,700.00)

See Notes to Pro Forma Financial Statements.

S&P 100 Index Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

July 31, 2008

	S&P 100 Index Fund	HighMark Value Momentum Fund		Pro Forma Adjustments	Pro Forma Combined
Assets:
Investments, at Value+	$104,720,077	$368,658,818	*	$––	$473,378,895
Repurchase Agreements, at Value+	412,454	22,365,450		––	22,777,904
Affiliated Investments, at value++	865,124	––		––	865,124
Receivable for Investments Sold	1,873,594	2,263,430		––	4,137,024
Receivable for Fund Shares Sold	––	261,939		––	261,939
Accrued Income	176,718	366,872		––	543,590
Prepaid Expenses	27,085	29,357		––	56,442
Deferred Compensation Asset	––	12,535		––	12,535
Total Assets	108,075,052	393,958,401		––	502,033,453

Liabilities:
Payable Upon Return of Securities Loaned	753,836	32,865,450		––	33,619,286
Payable for Investment Purchased	1,430,976	2,002,275		––	3,433,251
Payable for Fund Shares Redeemed	87,061	189,938		––	276,999
Advisory Fees Payable	30,499	181,965		––	212,464
Administration Fees Payable	8,941	45,292		––	54,233
Chief Compliance Officer Fees Payable	––	885		––	885
Custodian Fees Payable	2,027	3,033		––	5,060
Audit Fees Payable	14,118	23,353		––	37,471
Deferred Compensation Fees Payable	––	12,535		––	12,535
Shareholder Servicing Fees Payable	––	43,808		––	43,808
Trustees' Fees Payable	––	1,293		––	1,293
Accrued Distribution Fees	31,647	8,968		––	40,615
Accrued Expenses & Other Payables	59,999	19,202		––	79,201
Variation Margin Payable	17,285	––		––	17,285
Total Liabilities	2,436,389	35,397,997		––	37,834,386

Net Assets	$105,638,663	$358,560,404		$––	$464,199,067

Net Assets consists of:
Paid-in capital	$64,453,105	$298,812,857		$––	$363,265,962
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	856,146	26,365		––	882,511
Accumulated Net Realized Gain (loss) on Investments, Investments in Affiliated Funds, Futures Contracts, Foreign Currency Transactions, Written Options Contracts and Capital Gain Distributions Received	6,610,788	18,450,426		––	25,061,214
Net Unrealized Appreciation (Depreciation) on Investments, Investments in Affiliated Funds, Foreign Currency Transactions, and Future Contracts	33,718,624	41,270,756		––	74,989,380
Net Assets	$105,638,663	$358,560,404		$––	$464,199,067

+ Cost of Investment and Repurchase Agreements	$71,412,206	$349,753,512		$––	$421,165,718
++ Cost of Affiliated Investments	$865,124	$––		$––	$865,124
* Includes Market Value of Securities on Loan	$––	$30,995,418		$––	$30,995,418

See Notes to Pro Forma Financial Statements.

S&P 100 Index Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

July 31, 2008

	S&P 100 Index Fund	HighMark Value Momentum Fund	Pro Forma Adjustments			Pro Forma Combined
Fiduciary Shares:
Net Assets	N/A	$328,465,033		$––		$328,465,033
Shares of beneficial interest outstanding	N/A	18,732,047		––		18,732,047
Net Asset Value, Offering and Redemption Price Per Share	N/A	$17.53		$––		$17.53

Class A Shares:
Net Assets	$92,447,226	$24,772,420		$299,643	(B)	$117,519,289
Shares of beneficial interest outstanding	2,858,641	1,415,426		2,440,653	(B)	6,714,720
Net Asset Value and Redemption Price Per Share (A)	$32.34	$17.50		N/A		$17.50
Maximum Offering Price Per Share	$34.13	$18.52		N/A		$18.52

Class B Shares:
Net Assets	$9,839,261	$3,822,621		$––		$13,661,882
Shares of beneficial interest outstanding	310,512	222,728		262,780	(B)	796,020
Net Asset Value and Redemption Price Per Share (A)	$31.69	$17.16		N/A		$17.16

Class C Shares:
Net Assets	$3,052,533	$1,500,330		$––		$4,552,863
Shares of beneficial interest outstanding	95,805	87,724		82,676	(B)	266,205
Net Asset Value and Redemption Price Per Share (A)	$31.86	$17.10		N/A		$17.10

Class R Shares:
Net Assets	$299,643	N/A		$(299,643)	(B)	$––
Shares of beneficial interest outstanding	9,345	N/A		(9,345)	(B)	––
Net Asset Value and Redemption Price Per Share (A)	$32.06	N/A	$	N/A		$––

———————

(A)

Class A shares of the S&P 100 Index Fund are exchanged for new Class A shares of Value Momentum Fund.
Class B shares of the S&P 100 Index Fund are exchanged for new Class B shares of Value Momentum Fund.
Class C shares of the S&P 100 Index Fund are exchanged for new Class C shares of Value Momentum Fund.
Class R shares of the S&P 100 Index Fund are exchanged for new Class A shares of Value Momentum Fund.

(B)

Reflects the capitalization adjustments due to the change in par value per share of the newly issued shares and giving effect to issuanceof shares of HighMark Value Momentum Fund to the S&P 100 Index Fund shareholders as if the reorganization had taken place onJuly 31, 2008. The foregoing should not be relied upon to reflect the number of shares of HighMark Value Momentum Fund that actuallywill be received on or after such date.

See Notes to Pro Forma Financial Statements.

S&P 100 Index Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED STATEMENT OF OPERATIONS (unaudited)

July 31, 2008

	S&P 100 Index Fund	HighMark Value Momentum Fund	Pro Forma Adjustments		Pro Forma Combined

Interest Income	$23,617	$78,389	$––		$102,006
Securities Lending Income	6,001	97,267	––		103,268
Dividend Income	3,175,429	9,912,493	––		13,087,922
Less: Foreign Taxes Withheld	––	(167,412)	––		(167,412)
Total Investment Income	3,205,047	9,920,737	––		13,125,784

Expenses:
Investment Adviser Fees	561,476	2,594,868	263,038	(A)	3,419,382
Shareholder Servicing Fees Fiduciary Shares	––	991,236	––		991,236
Shareholder Servicing Fees Class A Shares	––	72,279	278,429	(A)	350,708
Shareholder Servicing Fees Class B Shares	––	13,639	39,716	(A)	53,355
Administration Fees / Fund Accounting	204,116	646,941	(6,643)	(A)	844,414
Custodian Fees	16,569	43,257	––		59,826
Trustees Fees	7,353	22,123	(7,353)	(B)	22,123
Chief Compliance Officer Fees	––	10,061	––		10,061
Distribution Fees Class A Shares	278,928	72,247	474	(A)	351,649
Distribution Fees Class B Shares	159,107	40,917	(39,716)	(A)	160,308
Distribution Fees Class C Shares	39,831	17,444	––		57,275
Distribution Fees Class R Shares	1,423	––	(1,423)	(A)	––
Registration Fees	35,606	53,259	(35,606)	(B)	53,259
Transfer Agent Fees	239,607	88,491	––		328,098
Printing Fees	45,794	43,996	(11,449)	(B)	78,341
Audit Fees	27,551	29,405	(27,551)	(B)	29,405
Legal Fees	2,893	30,325	(2,893)	(B)	30,325
Miscellaneous Fees	61,985	25,692	(44,475)	(B)	43,202
Total Expenses	1,682,239	4,796,180	404,548		6,882,967

Less: Waivers and Reduction of Expenses
Investment Adviser Fees	(131,783)	––	––		(131,783)
Shareholder Servicing Fees Fiduciary Shares	––	(424,596)	––		(424,596)
Shareholder Servicing Fees Class A Shares	––	(28,912)	(111,372)	(A)	(140,284)
Administration Fees	––	(39,977)	––		(39,977)
Reduction of Expenses by Administrator	––	(35,246)	––		(35,246)
Reduction of Expenses by Former Sub-Administrator	––	(23,612)	––		(23,612)
Total Waivers and Reduction of Expenses	(131,783)	(552,343)	(111,372)		(795,498)

Total Net Expenses	1,550,456	4,243,837	293,176		6,087,469

Net Investment Income (Loss)	1,654,591	5,676,900	(293,176)		7,038,315

Net Realized Gain (Loss) on Investments	8,637,897	33,413,099	––		42,050,996
Net Realized Gain (Loss) on Futures Contracts	(279,105)	––	––		(279,105)
Net Realized Gain (Loss) on Written Options Contracts	––	45,108	––		45,108
Changes in Unrealized Appreciation (Depreciation) on Investments	(25,531,506)	(94,650,635)	––		(120,182,141)
Net Realized and Unrealized Gain (Loss) on Investments	(17,172,714)	(61,192,428)	––		(78,365,142)
Increase (Decrease) in Net Assets Resulting from Operations	$(15,518,123)	$(55,515,528)	$(293,176)		$(71,326,827)

———————

(A)

Reflects adjustment to the acquiring fund contractual fee level.

(B)

Reflects expected savings when the two funds become one.

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par			Value
	Large Cap Equity Fund	HighMark Value Momentum Fund	Combined Proforma	Large Cap Equity Fund	HighMark Value Momentum Fund	Combined Proforma
Common Stock - 98.9%

Consumer Discretionary - 10.5%
Autoliv (A)	––	68,300	68,300	$––	$2,666,432	$2,666,432
Autozone*	800	––	800	104,232	––	104,232
Belo, Cl A (A)	––	142,250	142,250	––	965,877	965,877
Comcast, Cl A	––	355,800	355,800	––	7,308,132	7,308,132
Hanesbrands*	2,800	––	2,800	60,032	––	60,032
Home Depot	––	150,000	150,000	––	3,574,500	3,574,500
Johnson Controls	2,700	––	2,700	81,432	––	81,432
Lee Enterprises (A)	––	117,900	117,900	––	356,058	356,058
McGraw-Hill (A)	––	100,000	100,000	––	4,067,000	4,067,000
News, Cl A (A)	––	448,400	448,400	––	6,335,892	6,335,892
Pulte Homes (A)	––	186,800	186,800	––	2,280,828	2,280,828
Rent-A-Center*	4,100	––	4,100	86,920	––	86,920
Starwood Hotels & Resorts Worldwide	––	45,000	45,000	––	1,543,050	1,543,050
Target	––	69,900	69,900	––	3,161,577	3,161,577
Time Warner	––	303,900	303,900	––	4,351,848	4,351,848
Washington Post, CI B (A)	––	2,600	2,600	––	1,607,450	1,607,450
Yum! Brands	2,900	––	2,900	103,878	––	103,878
				436,494	38,218,644	38,655,138

Consumer Staples - 13.0%
Altria Group	3,000	147,550	150,550	61,050	3,002,642	3,063,692
Cadbury PLC, SP ADR	––	110,000	110,000	––	5,210,700	5,210,700
Coca-Cola	2,390	––	2,390	123,085	––	123,085
Diageo ADR (A)	––	78,000	78,000	––	5,489,640	5,489,640
Dr. Pepper Snapple Group*	––	72,500	72,500	––	1,498,575	1,498,575
Fomento Economico Mexicano ADR	––	127,200	127,200	––	5,833,392	5,833,392
Henkel AG & Co.	––	89,500	89,500	––	3,431,027	3,431,027
Kraft Foods (A)	2,100	75,700	77,800	66,822	2,408,774	2,475,596
Kroger	3,400	––	3,400	96,152	––	96,152
Nestle ADR (A)	––	160,000	160,000	––	7,035,120	7,035,120
Pepsi Bottling Group	2,800	––	2,800	77,980	––	77,980
Philip Morris International	3,000	108,250	111,250	154,950	5,591,113	5,746,063
Procter & Gamble	5,500	––	5,500	360,140	––	360,140
Wal-Mart Stores	1,900	120,000	121,900	111,378	7,034,400	7,145,778
				1,051,557	46,535,383	47,586,940

Energy - 14.7%
Chevron	3,800	146,500	150,300	321,328	12,388,040	12,709,368
ConocoPhillips	––	47,000	47,000	––	3,836,140	3,836,140
El Paso	3,100	––	3,100	55,583	––	55,583
Exxon Mobil	5,600	170,000	175,600	450,408	13,673,100	14,123,508
Halliburton	3,300	81,550	84,850	147,906	3,655,071	3,802,977
Kinder Morgan Energy Partners	1,500	––	1,500	85,860	––	85,860
Marathon Oil	––	157,000	157,000	––	7,766,790	7,766,790
Noble Energy	1,900	––	1,900	140,353	––	140,353

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par			Value
	Large Cap Equity Fund	HighMark Value Momentum Fund	Combined Proforma	Large Cap Equity Fund	HighMark Value Momentum Fund	Combined Proforma
Occidental Petroleum	1,100	––	1,100	$86,713	$––	$86,713
Peabody Energy	––	40,000	40,000	––	2,706,000	2,706,000
Suncor Energy	––	46,550	46,550	––	2,536,975	2,536,975
Williams	1,600	187,050	188,650	51,280	5,994,953	6,046,233
				1,339,431	52,557,069	53,896,500

Financials - 21.0%
ACE	1,900	––	1,900	96,330	––	96,330
Aflac	––	63,200	63,200	––	3,514,552	3,514,552
American Express	1,400	––	1,400	51,968	––	51,968
American International Group	1,200	135,000	136,200	31,260	3,516,750	3,548,010
Assurant	1,200	––	1,200	72,144	––	72,144
Bank of America	1,400	179,100	180,500	46,060	5,892,390	5,938,450
Bank of New York Mellon	––	146,200	146,200	––	5,190,100	5,190,100
Berkshire Hathaway, CI B*	––	2,600	2,600	––	9,955,400	9,955,400
Boston Properties	1,400	––	1,400	134,666	––	134,666
Citigroup (A)	1,700	319,900	321,600	31,773	5,978,931	6,010,704
Federal National Mortgage Association (A)	––	90,000	90,000	––	1,035,000	1,035,000
Genworth Financial, Cl A	––	153,200	153,200	––	2,446,604	2,446,604
Goldman Sachs Group	1,000	14,400	15,400	184,040	2,650,176	2,834,216
Hanover Insurance Group	––	80,000	80,000	––	3,433,600	3,433,600
JPMorgan Chase	4,300	254,250	258,550	174,709	10,330,178	10,504,887
Loews	––	74,600	74,600	––	3,324,176	3,324,176
Marsh & McLennan	––	136,750	136,750	––	3,863,188	3,863,188
Morgan Stanley	900	55,350	56,250	35,532	2,185,218	2,220,750
Prudential Financial	––	65,000	65,000	––	4,483,050	4,483,050
Rayonier	2,500	––	2,500	116,800	––	116,800
StanCorp Financial Group	2,000	––	2,000	98,780	––	98,780
Travelers	––	48,350	48,350	––	2,133,202	2,133,202
Unum Group	4,900	––	4,900	118,384	––	118,384
US Bancorp	1,320	––	1,320	40,405	––	40,405
Wells Fargo & Co.	4,300	207,450	211,750	130,161	6,279,512	6,409,673
				1,363,012	76,212,027	77,575,039

Health Care - 7.0%
Abbott Laboratories	1,200	––	1,200	67,608	––	67,608
Amgen*	2,200	––	2,200	137,786	––	137,786
Baxter International	––	76,000	76,000	––	5,214,360	5,214,360
Boston Scientific*	––	363,000	363,000	––	4,316,070	4,316,070
Covidien (A)	––	64,650	64,650	––	3,183,366	3,183,366
GlaxoSmithKline PLC, SP ADR (A)	––	42,650	42,650	––	1,985,784	1,985,784
Johnson & Johnson	1,800	––	1,800	123,246	––	123,246
Laboratory Corp of America Holdings*	900	––	900	60,822	––	60,822
Merck & Co.	5,100	208,800	213,900	167,790	6,869,520	7,037,310
Pfizer	––	182,200	182,200	––	3,401,674	3,401,674
Wyeth	1,900	––	1,900	76,988	––	76,988
				634,240	24,970,774	25,605,014

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par			Value
	Large Cap Equity Fund	HighMark Value Momentum Fund	Combined Proforma	Large Cap Equity Fund	HighMark Value Momentum Fund	Combined Proforma
Industrials - 11.7%
3M	1,010	––	1,010	$71,094	$––	$71,094
Avery Dennison (A)	––	40,000	40,000	––	1,760,400	1,760,400
Boeing	1,200	32,050	33,250	73,332	1,958,575	2,031,907
Burlington Northern Santa Fe	1,200	––	1,200	124,956	––	124,956
General Electric	3,800	518,300	522,100	107,502	14,662,707	14,770,209
GrafTech International*	3,700	––	3,700	86,765	––	86,765
Honeywell International	––	103,450	103,450	––	5,259,398	5,259,398
Insituform Technologies, CI A	––	100,000	100,000	––	1,729,000	1,729,000
Lockheed Martin	690	––	690	71,988	––	71,988
Northrop Grumman	1,500	––	1,500	101,085	––	101,085
Pitney Bowes (A)	––	53,100	53,100	––	1,682,739	1,682,739
Republic Services	3,800	––	3,800	123,500	––	123,500
Textron	1,400	––	1,400	60,858	––	60,858
Tyco International	4,300	63,700	68,000	191,608	2,838,472	3,030,080
United Technologies	––	46,550	46,550	––	2,978,269	2,978,269
USG	––	105,000	105,000	––	3,013,500	3,013,500
Waste Management	––	170,000	170,000	––	6,041,800	6,041,800
				1,012,688	41,924,860	42,937,548

Information Technology - 13.8%
Accenture, Cl A	––	55,450	55,450	––	2,315,592	2,315,592
Apple*	700	––	700	111,265	––	111,265
Cisco Systems*	––	150,250	150,250	––	3,303,997	3,303,997
Computer Sciences*	1,900	––	1,900	90,003	––	90,003
Corning	3,000	226,950	229,950	60,030	4,541,270	4,601,300
Diebold	––	67,950	67,950	––	2,512,791	2,512,791
Google*	180	––	180	85,275	––	85,275
Hewlett-Packard	7,000	84,350	91,350	313,600	3,778,880	4,092,480
Intel	––	101,750	101,750	––	2,257,832	2,257,832
International Business Machines	2,000	72,550	74,550	255,960	9,284,949	9,540,909
Microsoft	8,100	443,350	451,450	208,332	11,402,962	11,611,294
Nokia ADR (A)	––	135,900	135,900	––	3,712,788	3,712,788
Oracle*	3,700	––	3,700	79,661	––	79,661
Skyworks Solutions*	10,700	––	10,700	101,222	––	101,222
Tyco Electronics (A)	––	63,050	63,050	––	2,089,477	2,089,477
Western Union	––	139,750	139,750	––	3,862,690	3,862,690
Xerox	6,900	––	6,900	94,116	––	94,116
				1,399,464	49,063,228	50,462,692

Materials - 3.1%
Alcoa	––	80,400	80,400	––	2,713,500	2,713,500
Cabot (A)	––	50,850	50,850	––	1,364,305	1,364,305
Dow Chemical	––	48,300	48,300	––	1,608,873	1,608,873
EI Du Pont de Nemours & Co.	3,700	––	3,700	162,097	––	162,097
Rio Tinto ADR	––	4,550	4,550	––	1,900,080	1,900,080
Silgan Holdings	1,600	––	1,600	84,512	––	84,512
Weyerhaeuser	––	66,550	66,550	––	3,557,763	3,557,763
				246,609	11,144,521	11,391,130

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par			Value
	Large Cap Equity Fund	HighMark Value Momentum Fund	Combined Proforma	Large Cap Equity Fund	HighMark Value Momentum Fund	Combined Proforma
Telecommunication Services - 2.0%
AT&T	9,300	––	9,300	$286,533	$––	$286,533
Sprint Nextel	––	240,000	240,000	––	1,953,600	1,953,600
Verizon Communications	3,700	147,200	150,900	125,948	5,010,688	5,136,636
				412,481	6,964,288	7,376,769

Utilities - 2.1%
Duke Energy	4,500	––	4,500	79,110	––	79,110
Edison International	2,200	––	2,200	106,348	––	106,348
Northeast Utilities	3,100	––	3,100	77,996	––	77,996
Puget Energy	3,400	––	3,400	93,636	––	93,636
Questar	––	140,700	140,700	––	7,440,216	7,440,216
				357,090	7,440,216	7,797,306

Repurchase Agreements - 6.1%
Dresdner Securities, 2.288%, dated 7/31/08, maturing on 8/1/08, repurchase price $5,750,365 (collateralized by various corporate obligations, ranging in par value from $950,000 - $25,000,000, 0.00%-4.88%, 11/14/08-3/1/10, total market value $6,037,970) (B)	––	5,750,000	5,750,000	––	5,750,000	5,750,000
Greenwich Capital, 2.338%, dated 7/31/08, maturing on 8/1/08, repurchase price $16,501,072 (collateralized by various asset-backed obligations, ranging in par value from $90,000-$30,000,000, 0.00%-5.51%, 3/15/10-12/15/16, total market value $17,325,397) (B)	––	16,500,000	16,500,000	––	16,500,000	16,500,000
Lehman Brothers, 2.268%, dated 7/31/08, maturing on 8/1/08, repurchase price $115,457 (collateralized by various corporate obligations, ranging in par value from $2,000,000-$12,315,000, 5.02%-5.80%, 7/9/09-3/15/11, total market value $121,225) (B)	––	115,450	115,450	––	115,450	115,450
				––	22,365,450	22,365,450

Certificates of Deposit - Yankee - 1.1%
Bank of Scotland, 2.430%, 08/22/08 (B)	––	1,400,000	1,400,000	––	1,400,000	1,400,000
BNP Paribas, 2.420%, 08/25/08 (B)	––	1,400,000	1,400,000	––	1,400,000	1,400,000
Rabobank Nederland NV, 2.420%, 08/26/08 (B)	––	1,400,000	1,400,000	––	1,400,000	1,400,000
				––	4,200,000	4,200,000
Registered Investment Company - 0.9%
Dreyfus Cash Management	––	3,127,808	3,127,808	––	3,127,808	3,127,808
				––	3,127,808	3,127,808

Affiliated Money Market Registered Investment Company - 0.0%
HighMark Diversified Money Market Fund	29,281	––	29,281	29,281	––	29,281
				29,281	––	29,281

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par			Value
	Large Cap Equity Fund	HighMark Value Momentum Fund	Combined Proforma	Large Cap Equity Fund	HighMark Value Momentum Fund	Combined Proforma
Master Note - 0.7%
Bear Stearns & Co., 2.388%, 09/11/08 (B)	––	2,500,000	2,500,000	$––	$2,500,000	$2,500,000
				––	2,500,000	2,500,000

Bank Note - 0.4%
Wells Fargo Bank, 2.420%, 08/25/08 (B)	––	1,300,000	1,300,000	––	1,300,000	1,300,000
				––	1,300,000	1,300,000

Corporate Obligation - 0.7%
Morgan Stanley Dean Witter, 2.200%, 04/30/09 (B) (C)	––	2,500,000	2,500,000	––	2,500,000	2,500,000
				––	2,500,000	2,500,000

Total Investments - 108.8%				8,282,347	391,024,268	399,306,615

Other Assets & Liabilities, Net - (8.8%)				16,865	(32,463,864)	(32,446,999)

Net Assets - 100.0%				$8,299,212	$358,560,404	$366,859,616

———————

*

Non-income producing security.

(A)

This security or partial position of this security is on loan at July 31, 2008.  The total value of securities on loan at July 31, 2008 is $30,995,418.

(B)

This security was purchased with cash collateral received from securities lending.

(C)

Floating rate security.  Rate disclosed is as of July 31, 2008.

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

July 31, 2008

		Large Cap Equity Fund	HighMark Value Momentum Fund		Pro Forma Adjustments	Pro Forma Combined

Assets:
	Investments, at Value+	$8,253,066	$368,658,818	*	$––	$376,911,884
	Repurchase Agreements, at Value+	––	22,365,450		––	22,365,450
	Affiliated Investments, at Value++	29,281			––	29,281
	Receivable for Investments Sold	––	2,263,430		––	2,263,430
	Receivable for Fund Shares Sold	6,000	261,939		––	267,939
	Accrued Income	14,440	366,872		––	381,312
	Prepaid Expenses	23,296	29,357		––	52,653
	Deferred Compensation Asset	––	12,535		––	12,535
	Due from Advisor, net	163	––		––	163
	Total Assets	$8,326,246	$393,958,401		$––	$402,284,647

Liabilities:
	Payable Upon Return of Securities Loaned	$––	$32,865,450		$––	$32,865,450
	Payable for Investments Purchased	––	2,002,275		––	2,002,275
	Payable for Fund Shares Redeemed	––	189,938		––	189,938
	Advisory Fees Payable	––	181,965		––	181,965
	Administration Fees Payable	697	45,292		––	45,989
	Chief Compliance Officer Fees Payable	––	885		––	885
	Custodian Fees Payable	––	3,033		––	3,033
	Audit Fees Payable	7,780	23,353		––	31,133
	Deferred Compensation Fees Payable	––	12,535		––	12,535
	Shareholder Servicing Fees Payable	––	43,808		––	43,808
	Trustees' Fees Payable	639	1,293		––	1,932
	Accrued Distribution Fees	2,494	8,968		––	11,462
	Accrued Expenses & Other Payables	15,424	19,202		––	34,626
	Total Liabilities	$27,034	$35,397,997		$––	$35,425,031

	Net Assets	$8,299,212	$358,560,404		$––	$366,859,616

Net Assets consists of:
	Paid-in capital	$9,534,755	$298,812,857		$––	$308,347,612
	Undistributed Net Investment Income/(Accumulated Net Investment Loss)	38,885	26,365		––	65,250
	Accumulated Net Realized Gain (loss) on Investments, Investments in Affiliated Funds, Futures Contracts, Foreign Currency Transactions, Written Options Contracts and Capital Gain Distributions Received	(669,347)	18,450,426		––	17,781,079
	Net Unrealized Appreciation (Depreciation) on Investments, Investments in Affiliated Funds, Foreign Currency Transactions, and Future Contracts	(605,081)	41,270,756		––	40,665,675
	Net Assets	$8,299,212	$358,560,404		$––	$366,859,616

+	Cost of Investment and Repurchase Agreements	$8,858,147	$349,753,512		$––	$358,611,659
++	Cost of Affiliated Investments	$29,281	$––		$––	$29,281
*	Includes Market Value of Securities on Loan	$––	$30,995,418		$––	$30,995,418
See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

July 31, 2008

	Large Cap Equity Fund	HighMark Value Momentum Fund	Pro Forma Adjustments			Pro Forma Combined
Fiduciary Shares:
Net Assets	N/A	$328,465,033		$––		$328,465,033
Shares of beneficial interest outstanding	N/A	18,732,047		––		18,732,047
Net Asset Value, Offering and Redemption Price Per Share	N/A	$17.53		$––		$17.53

Class A Shares:
Net Assets	$7,099,585	$24,772,420		$––		$31,872,005
Shares of beneficial interest outstanding	830,386	1,415,426		(424,736)	(B)	1,821,076
Net Asset Value and Redemption Price Per Share (A)	$8.55	$17.50	$	N/A		$17.50
Maximum Offering Price Per Share	$9.02	$18.52		N/A		18.52

Class B Shares:
Net Assets	N/A	$3,822,621		$––		$3,822,621
Shares of beneficial interest outstanding	N/A	222,728		––		222,728
Net Asset Value and Redemption Price Per Share	N/A	$17.16		$––		$17.16

Class C Shares:
Net Assets	$1,199,627	$1,500,330		$––		$2,699,957
Shares of beneficial interest outstanding	140,737	87,724		(70,595)	(B)	157,866
Net Asset Value and Redemption Price Per Share (A)	$8.52	$17.10		N/A		$17.10

———————

(A)

Class A shares of the Large Cap Equity Fund are exchanged for new Class A shares of Value Momentum Fund.

Class C shares of the Large Cap Equity Fund are exchanged for new Class C shares of Value Momentum Fund.

(B)

Reflects the capitalization adjustments due to the change in par value per share of the newly issued shares and giving effect to issuance of shares of HighMark Value Momentum Fund to the Large Cap Equity Fund shareholders as if the reorganization had taken place on July 31, 2008. The foregoing should not be relied upon to reflect the number of shares of HighMark Value Momentum Fund that actually will be received on or after such date.

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED STATEMENT OF OPERATIONS (unaudited)

July 31, 2008

	Large Cap Equity Fund	HighMark Value Momentum Fund	Pro Forma Adjustments		Pro Forma Combined

Interest Income	$2,494	$78,389	$––		$80,883
Securities Lending Income	––	97,267	––		97,267
Dividend Income	135,334	9,912,493	––		10,047,827
Less: Foreign Taxes Withheld	––	(167,412)	––		(167,412)
Total Investment Income	137,828	9,920,737	––		10,058,565

Expenses:
Investment Adviser Fees	45,779	2,594,868	(9,141)	(A)	2,631,506
Shareholder Servicing Fees Fiduciary Shares	––	991,236	––		991,236
Shareholder Servicing Fees Class A Shares	––	72,279	12,992	(A)	85,271
Shareholder Servicing Fees Class B Shares	––	13,639	––		13,639
Administration Fees / Fund Accounting	22,116	646,941	(12,970)	(A)	656,087
Custodian Fees	916	43,257	––		44,173
Trustees Fees	1,007	22,123	(1,007)	(B)	22,123
Chief Compliance Officer Fees	––	10,061	––		10,061
Distribution Fees Class A Shares	13,004	72,247	––		85,251
Distribution Fees Class B Shares	––	40,917	––		40,917
Distribution Fees Class C Shares	8,999	17,444	––		26,443
Offering Costs	53,833	––	(53,833)	(B)	––
Registration Fees	16,665	53,259	(16,665)	(B)	53,259
Transfer Agent Fees	4,469	88,491	––		92,960
Printing Fees	1,995	43,996	(499)	(B)	45,492
Audit Fees	13,188	29,405	(13,188)	(B)	29,405
Legal Fees	1,592	30,325	(1,592)	(B)	30,325
Miscellaneous Fees	12,728	25,692	(7,940)	(B)	30,480
Total Expenses	196,291	4,796,180	(103,843)		4,888,628

Less: Waivers and Reduction of Expenses
Investment Adviser Fees	(103,999)	––	––		(103,999)
Shareholder Servicing Fees Fiduciary Shares	––	(424,596)	––		(424,596)
Shareholder Servicing Fees Class A Shares	––	(28,912)	(5,197)	(A)	(34,109)
Administration Fees	––	(39,977)	––		(39,977)
Reduction of Expenses by Administrator	––	(35,246)	––		(35,246)
Reduction of Expenses by Former Sub-Administrator	––	(23,612)	––		(23,612)
Total Waivers and Reduction of Expenses	(103,999)	(552,343)	(5,197)		(661,539)
Total Net Expenses	92,292	4,243,837	(109,040)		4,227,089
Net Investment Income (Loss)	45,536	5,676,900	109,040		5,831,476

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED STATEMENT OF OPERATIONS (unaudited)

For the Twelve Months Ended July 31, 2008

	Large Cap Equity Fund	HighMark Value Momentum Fund	Pro Forma Adjustments	Pro Forma Combined

Net Realized Gain (Loss) on Investments	$(656,183)	$33,413,099	$––	$32,756,916
Net Realized Gain (Loss) on Written Options Contracts	––	45,108	––	45,108
Changes in Unrealized Appreciation (Depreciation) on Investments	(534,258)	(94,650,635)	––	(95,184,893)
Net Realized and Unrealized Gain (Loss) on Investments	(1,190,441)	(61,192,428)	––	(62,382,869)
Increase (Decrease) in Net Assets Resulting from Operations	$(1,144,905)	$(55,515,528)	$109,040	$(56,551,393)

———————

(A)

Reflects adjustment to the acquiring fund contractual fee level.

(B)

Reflects expected savings when the two funds become one.

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

S&P 100 Index Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par				Value
	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Proforma Combined
Common Stock - 99.1%

Consumer Discretionary - 9.3%
Autoliv (A)	––	––	68,300	68,300	$––	$––	$2,666,432	$2,666,432
Autozone*	800	––	––	800	104,232	––	––	104,232
Belo, Cl A (A)	––	––	142,250	142,250	––	––	965,877	965,877
CBS	––	10,800	––	10,800	––	176,688	––	176,688
Comcast, Cl A	––	46,900	––	46,900	––	967,078	––	967,078
Comcast, Cl A	––	––	355,800	355,800	––	––	7,308,132	7,308,132
Ford Motor* (A)	––	35,500	––	35,500	––	170,400	––	170,400
Hanesbrands*	2,800	––	––	2,800	60,032	––	––	60,032
Home Depot	––	26,900	150,000	176,900	––	641,027	3,574,500	4,215,527
Johnson Controls	2,700	––	––	2,700	81,432	––	––	81,432
Lee Enterprises (A)	––	––	117,900	117,900	––	––	356,058	356,058
McDonald's	––	17,900	––	17,900	––	1,070,241	––	1,070,241
McGraw-Hill (A)	––	––	100,000	100,000	––	––	4,067,000	4,067,000
News, Cl A (A)	––	––	448,400	448,400	––	––	6,335,892	6,335,892
Pulte Homes (A)	––	––	186,800	186,800	––	––	2,280,828	2,280,828
Rent-A-Center*	4,100	––	––	4,100	86,920	––	––	86,920
Starwood Hotels & Resorts Worldwide	––	––	45,000	45,000	––	––	1,543,050	1,543,050
Target	––	12,300	69,900	82,200	––	556,329	3,161,577	3,717,906
Time Warner	––	56,600	303,900	360,500	––	810,512	4,351,848	5,162,360
Walt Disney	––	30,200	––	30,200	––	916,570	––	916,570
Washington Post, CI B (A)	––	––	2,600	2,600	––	––	1,607,450	1,607,450
Yum! Brands	2,900	––	––	2,900	103,878	––	––	103,878
					436,494	5,308,845	38,218,644	43,963,983

Consumer Staples - 13.2%
Altria Group	3,000	33,200	147,550	183,750	61,050	675,620	3,002,642	3,739,312
Anheuser-Busch	––	11,300	––	11,300	––	765,688	––	765,688
Avon Products	––	6,800	––	6,800	––	288,320	––	288,320
Cadbury PLC, SP ADR	––	––	110,000	110,000	––	––	5,210,700	5,210,700
Campbell Soup	––	3,400	––	3,400	––	123,692	––	123,692
Coca-Cola	2,390	31,600	––	33,990	123,085	1,627,400	––	1,750,485
Colgate––Palmolive	––	8,000	––	8,000	––	594,160	––	594,160
CVS Caremark	––	22,600	––	22,600	––	824,900	––	824,900
Diageo ADR (A)	––	––	78,000	78,000	––	––	5,489,640	5,489,640
Dr. Pepper Snapple Group*	––	––	72,500	72,500	––	––	1,498,575	1,498,575
Fomento Economico Mexicano ADR	––	––	127,200	127,200	––	––	5,833,392	5,833,392
Henkel AG & Co.	––	––	89,500	89,500	––	––	3,431,027	3,431,027
HJ Heinz	––	5,000	––	5,000	––	251,900	––	251,900
Kraft Foods (A)	2,100	24,000	75,700	101,800	66,822	763,680	2,408,774	3,239,276
Kroger	3,400	––	––	3,400	96,152	––	––	96,152
Nestle ADR (A)	––	––	160,000	160,000	––	––	7,035,120	7,035,120
Pepsi Bottling Group	2,800	––	––	2,800	77,980	––	––	77,980
PepsiCo	––	25,100	––	25,100	––	1,670,656	––	1,670,656

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

S&P 100 Index Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par				Value
	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Proforma Combined
Philip Morris International	3,000	33,400	108,250	144,650	$154,950	$1,725,110	$5,591,113	$7,471,173
Procter & Gamble	5,500	48,400	––	53,900	360,140	3,169,232	––	3,529,372
Sara Lee	––	11,200	––	11,200	––	152,992	––	152,992
Wal-Mart Stores	1,900	36,800	120,000	158,700	111,378	2,157,216	7,034,400	9,302,994
					1,051,557	14,790,566	46,535,383	62,377,506

Energy - 14.7%
Baker Hughes	––	4,900	––	4,900	––	406,259	––	406,259
Chevron	3,800	32,800	146,500	183,100	321,328	2,773,568	12,388,040	15,482,936
ConocoPhillips	––	24,400	47,000	71,400	––	1,991,528	3,836,140	5,827,668
El Paso	3,100	11,100	––	14,200	55,583	199,023	––	254,606
Exxon Mobil	5,600	83,700	170,000	259,300	450,408	6,731,991	13,673,100	20,855,499
Halliburton	3,300	13,800	81,550	98,650	147,906	618,516	3,655,071	4,421,493
Kinder Morgan Energy Partners	1,500	––	––	1,500	85,860	––	––	85,860
Marathon Oil	––	––	157,000	157,000	––	––	7,766,790	7,766,790
National Oilwell Varco*	––	6,600	––	6,600	––	518,958	––	518,958
Noble Energy	1,900	––	––	1,900	140,353	––	––	140,353
Occidental Petroleum	1,100	––	––	1,100	86,713	––	––	86,713
Peabody Energy	––	––	40,000	40,000	––	––	2,706,000	2,706,000
Schlumberger	––	18,900	––	18,900	––	1,920,240	––	1,920,240
Suncor Energy	––	––	46,550	46,550	––	––	2,536,975	2,536,975
Williams	1,600	9,300	187,050	197,950	51,280	298,065	5,994,953	6,344,298
					1,339,431	15,458,148	52,557,069	69,354,648

Financials - 19.7%
ACE	1,900	––	––	1,900	96,330	––	––	96,330
Aflac	––	––	63,200	63,200	––	––	3,514,552	3,514,552
Allstate	––	8,700	––	8,700	––	402,114	––	402,114
American Express	1,400	18,400	––	19,800	51,968	683,008	––	734,976
American International Group	1,200	42,600	135,000	178,800	31,260	1,109,730	3,516,750	4,657,740
Assurant	1,200	––	––	1,200	72,144	––	––	72,144
Bank of America	1,400	72,200	179,100	252,700	46,060	2,375,380	5,892,390	8,313,830
Bank of New York Mellon	––	18,100	146,200	164,300	––	642,550	5,190,100	5,832,650
Berkshire Hathaway, CI B*	––	––	2,600	2,600	––	––	9,955,400	9,955,400
Boston Properties	1,400	––	––	1,400	134,666	––	––	134,666
Capital One Financial	––	5,900	––	5,900	––	246,974	––	246,974
Citigroup (A)	1,700	86,200	319,900	407,800	31,773	1,611,078	5,978,931	7,621,782
Federal National Mortgage Association (A)	––	––	90,000	90,000	––	––	1,035,000	1,035,000
Genworth Financial, Cl A	––	––	153,200	153,200	––	––	2,446,604	2,446,604
Goldman Sachs Group	1,000	6,200	14,400	21,600	184,040	1,141,048	2,650,176	3,975,264
Hanover Insurance Group	––	––	80,000	80,000	––	––	3,433,600	3,433,600
Hartford Financial Services	––	5,000	––	5,000	––	316,950	––	316,950
JPMorgan Chase	4,300	54,700	254,250	313,250	174,709	2,222,461	10,330,178	12,727,348
Lehman Brothers Holding (A)	––	11,000	––	11,000	––	190,740	––	190,740
Loews	––	––	74,600	74,600	––	––	3,324,176	3,324,176
Marsh & McLennan	––	––	136,750	136,750	––	––	3,863,188	3,863,188

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

S&P 100 Index Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par				Value
	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Proforma Combined
Merrill Lynch & Co.	––	15,600	––	15,600	$––	$415,740	$––	$415,740
Morgan Stanley	900	17,500	55,350	73,750	35,532	690,900	2,185,218	2,911,650
NYSE Euronext	––	4,200	––	4,200	––	198,408	––	198,408
Prudential Financial	––	––	65,000	65,000	––	––	4,483,050	4,483,050
Rayonier	2,500	––	––	2,500	116,800	––	––	116,800
Regions Financial	––	11,100	––	11,100	––	105,228	––	105,228
StanCorp Financial Group	2,000	––	––	2,000	98,780	––	––	98,780
Travelers	––	––	48,350	48,350	––	––	2,133,202	2,133,202
Unum Group	4,900	––	––	4,900	118,384	––	––	118,384
US Bancorp	1,320	27,600	––	28,920	40,405	844,836	––	885,241
Wachovia	––	33,900	––	33,900	––	585,453	––	585,453
Wells Fargo & Co.	4,300	52,300	207,450	264,050	130,161	1,583,121	6,279,512	7,992,794
					1,363,012	15,365,719	76,212,027	92,940,758

Health Care - 8.0%
Abbott Laboratories	1,200	24,400	––	25,600	67,608	1,374,696	––	1,442,304
Amgen*	2,200	17,200	––	19,400	137,786	1,077,236	––	1,215,022
Baxter International	––	9,900	76,000	85,900	––	679,239	5,214,360	5,893,599
Boston Scientific*	––	––	363,000	363,000	––	––	4,316,070	4,316,070
Bristol-Myers Squibb	––	31,400	––	31,400	––	663,168	––	663,168
CIGNA	––	4,400	––	4,400	––	162,888	––	162,888
Covidien (A)	––	7,900	64,650	72,550	––	388,996	3,183,366	3,572,362
GlaxoSmithKline PLC, SP ADR (A)	––	––	42,650	42,650	––	––	1,985,784	1,985,784
Johnson & Johnson	1,800	44,600	––	46,400	123,246	3,053,762	––	3,177,008
Laboratory Corp of America Holdings*	900	––	––	900	60,822	––	––	60,822
Medtronic	––	17,800	––	17,800	––	940,374	––	940,374
Merck & Co.	5,100	34,000	208,800	247,900	167,790	1,118,600	6,869,520	8,155,910
Pfizer	––	107,200	182,200	289,400	––	2,001,424	3,401,674	5,403,098
UnitedHealth Group	––	19,400	––	19,400	––	544,752	––	544,752
Wyeth	1,900	––	––	1,900	76,988	––	––	76,988
					634,240	12,005,135	24,970,774	37,610,149

Industrials - 11.6%
3M	1,010	11,200	––	12,210	71,094	788,368	––	859,462
Avery Dennison (A)	––	––	40,000	40,000	––	––	1,760,400	1,760,400
Boeing	1,200	11,900	32,050	45,150	73,332	727,209	1,958,575	2,759,116
Burlington Northern Santa Fe	1,200	4,600	––	5,800	124,956	478,998	––	603,954
Caterpillar	––	9,700	––	9,700	––	674,344	––	674,344
FedEx	––	4,900	––	4,900	––	386,316	––	386,316
General Dynamics	––	6,300	––	6,300	––	561,582	––	561,582
General Electric	3,800	157,900	518,300	680,000	107,502	4,466,991	14,662,707	19,237,200
GrafTech International*	3,700	––	––	3,700	86,765	––	––	86,765
Honeywell International	––	11,700	103,450	115,150	––	594,828	5,259,398	5,854,226
Insituform Technologies, CI A	––	––	100,000	100,000	––	––	1,729,000	1,729,000
Lockheed Martin	690	––	––	690	71,988	––	––	71,988
Norfolk Southern	––	5,900	––	5,900	––	424,328	––	424,328
Northrop Grumman	1,500	––	––	1,500	101,085	––	––	101,085

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

S&P 100 Index Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par				Value
	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Proforma Combined
Pitney Bowes (A)	––	––	53,100	53,100	$––	$––	$1,682,739	$1,682,739
Raytheon	––	6,700	––	6,700	––	381,431	––	381,431
Republic Services	3,800	––	––	3,800	123,500	––	––	123,500
Textron	1,400	––	––	1,400	60,858	––	––	60,858
Tyco International	4,300	7,600	63,700	75,600	191,608	338,656	2,838,472	3,368,736
United Parcel Service, Cl B	––	16,200	––	16,200	––	1,021,896	––	1,021,896
United Technologies	––	15,400	46,550	61,950	––	985,292	2,978,269	3,963,561
USG	––	––	105,000	105,000	––	––	3,013,500	3,013,500
Waste Management	––	––	170,000	170,000	––	––	6,041,800	6,041,800
					1,012,688	11,830,239	41,924,860	54,767,787

Information Technology - 15.1%
Accenture, Cl A	––	––	55,450	55,450	––	––	2,315,592	2,315,592
Apple*	700	14,000	––	14,700	111,265	2,225,300	––	2,336,565
Cisco Systems*	––	93,600	150,250	243,850	––	2,058,264	3,303,997	5,362,261
Computer Sciences*	1,900	––	––	1,900	90,003	––	––	90,003
Corning	3,000	––	226,950	229,950	60,030	––	4,541,270	4,601,300
Dell*	––	32,000	––	32,000	––	786,240	––	786,240
Diebold	––	––	67,950	67,950	––	––	2,512,791	2,512,791
EMC*	––	32,700	––	32,700	––	490,827	––	490,827
Google*	180	3,700	––	3,880	85,275	1,752,875	––	1,838,150
Hewlett-Packard	7,000	39,100	84,350	130,450	313,600	1,751,680	3,778,880	5,844,160
Intel	––	90,700	101,750	192,450	––	2,012,633	2,257,832	4,270,465
International Business Machines	2,000	21,800	72,550	96,350	255,960	2,789,964	9,284,949	12,330,873
MasterCard	––	1,200	––	1,200	––	292,980	––	292,980
Microsoft	8,100	126,900	443,350	578,350	208,332	3,263,868	11,402,962	14,875,162
Nokia ADR (A)	––	––	135,900	135,900	––	––	3,712,788	3,712,788
Oracle*	3,700	62,800	––	66,500	79,661	1,352,084	––	1,431,745
QUALCOMM	––	25,700	––	25,700	––	1,422,238	––	1,422,238
Skyworks Solutions*	10,700	––	––	10,700	101,222	––	––	101,222
Texas Instruments	––	21,000	––	21,000	––	511,980	––	511,980
Tyco Electronics (A)	––	––	63,050	63,050	––	––	2,089,477	2,089,477
Western Union	––	––	139,750	139,750	––	––	3,862,690	3,862,690
Xerox	6,900	14,200	––	21,100	94,116	193,688	––	287,804
					1,399,464	20,904,621	49,063,228	71,367,313

Materials - 2.8%
Alcoa	––	12,900	80,400	93,300	––	435,375	2,713,500	3,148,875
Cabot (A)	––	––	50,850	50,850	––	––	1,364,305	1,364,305
Dow Chemical	––	14,700	48,300	63,000	––	489,657	1,608,873	2,098,530
EI Du Pont de Nemours & Co.	3,700	14,300	––	18,000	162,097	626,483	––	788,580
International Paper	––	6,800	––	6,800	––	188,496	––	188,496
Rio Tinto ADR	––	––	4,550	4,550	––	––	1,900,080	1,900,080
Silgan Holdings	1,600	––	––	1,600	84,512	––	––	84,512
Weyerhaeuser	––	3,300	66,550	69,850	––	176,418	3,557,763	3,734,181
					246,609	1,916,429	11,144,521	13,307,559

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

S&P 100 Index Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par				Value
	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Proforma Combined
Telecommunication Services - 2.6%
AT&T	9,300	94,100	––	103,400	$286,533	$2,899,221	$––	$3,185,754
Sprint Nextel	––	45,100	240,000	285,100	––	367,114	1,953,600	2,320,714
Verizon Communications	3,700	45,200	147,200	196,100	125,948	1,538,608	5,010,688	6,675,244
					412,481	4,804,943	6,964,288	12,181,712

Utilities - 2.1%
AES*	––	10,600	––	10,600	––	171,084	––	171,084
American Electric Power	––	6,400	––	6,400	––	252,800	––	252,800
Duke Energy	4,500	––	––	4,500	79,110	––	––	79,110
Edison International	2,200	––	––	2,200	106,348	––	––	106,348
Entergy	––	3,000	––	3,000	––	320,760	––	320,760
Exelon	––	10,400	––	10,400	––	817,648	––	817,648
Northeast Utilities	3,100	––	––	3,100	77,996	––	––	77,996
Puget Energy	3,400	––	––	3,400	93,636	––	––	93,636
Questar	––	––	140,700	140,700	––	––	7,440,216	7,440,216
Southern	––	12,200	––	12,200	––	431,758	––	431,758
					357,090	1,994,050	7,440,216	9,791,356

Repurchase Agreements - 4.8%
Dresdner Securities, 2.288%, dated 7/31/08, maturing on 8/1/08, repurchase price $5,750,365 (collateralized by various corporate obligations, ranging in par value from $950,000-$25,000,000, 0.00%-4.88%, 11/14/08-3/1/10, total market value $6,037,970) (B)	––	––	5,750,000	5,750,000	––	––	5,750,000	5,750,000
Greenwich Capital, 2.338%, dated 7/31/08, maturing on 8/1/08, repurchase price $16,501,072 (collateralized by various asset-backed obligations, ranging in par value from $90,000-$30,000,000, 0.00%-5.51%, 3/15/10-12/15/16, total market value $17,325,397) (B)	––	––	16,500,000	16,500,000	––	––	16,500,000	16,500,000
HSBC Securities, 2.15%, dated 7/31/08, matures on 8/1/08, repurchase price $412,479 (collateralized by a FHLMC Discount Note, par value $429,323, 0.000%, 04/17/09, total market value $420,779) (B)	––	412,454	––	412,454	––	412,454	––	412,454
Lehman Brothers, 2.268%, dated 7/31/08, maturing on 8/1/08, repurchase price $115,457 (collateralized by various corporate obligations, ranging in par value from $2,000,000-$12,315,000, 5.02%-5.80%, 7/9/09-3/15/11, total market value $121,225) (B)	––	––	115,450	115,450	––	––	115,450	115,450
					––	412,454	22,365,450	22,777,904

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

S&P 100 Index Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2008

Description	Shares/Par				Value
	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Combined Proforma	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Proforma Combined
Certificates of Deposit - Yankee - 0.9%
Bank of Scotland, 2.430%, 08/22/08 (B)	––	––	1,400,000	1,400,000	$––	$––	$1,400,000	$1,400,000
BNP Paribas, 2.420%, 08/25/08 (B)	––	––	1,400,000	1,400,000	––	––	1,400,000	1,400,000
Rabobank Nederland NV, 2.420%, 08/26/08 (B)	––	––	1,400,000	1,400,000	––	––	1,400,000	1,400,000
					––	––	4,200,000	4,200,000
Registered Investment Company - 0.7%
Dreyfus Cash Management	––	––	3,127,808	3,127,808	––	––	3,127,808	3,127,808
					––	––	3,127,808	3,127,808

Affiliated Money Market Registered Investment Company - 0.2%
HighMark Diversified Money Market Fund	29,281	865,124	––	894,405	29,281	865,124	––	894,405
					29,281	865,124	––	894,405

Master Note - 0.6%
Bear Stearns & Co., 2.388%, 09/11/08 (B)	––	341,382	2,500,000	2,841,382	––	341,382	2,500,000	2,841,382
					––	341,382	2,500,000	2,841,382

Bank Note - 0.3%
Wells Fargo Bank, 2.420%, 08/25/08 (B)	––	––	1,300,000	1,300,000	––	––	1,300,000	1,300,000
					––	––	1,300,000	1,300,000

Corporate Obligation - 0.5%
Morgan Stanley Dean Witter, 2.200%, 04/30/09 (B) (C)	––	––	2,500,000	2,500,000	––	––	2,500,000	2,500,000
					––	––	2,500,000	2,500,000

Total Investments - 106.9%					8,282,347	105,997,655	391,024,268	505,304,270

Other Assets & Liabilities, Net - (6.9%)					16,865	(358,992)	(32,463,864)	(32,805,991)

Net Assets - 100.0%					$8,299,212	$105,638,663	$358,560,404	$472,498,279

* Non-income producing security.
(A) This security or partial position of this security is on loan at July 31, 2008. The total value of securities on loan at July 31, 2008 is $31,724,538.
(B) This security was purchased with cash collateral received from securities lending.
(C) Floating rate security. Rate disclosed is as of July 31, 2008.

Futures
Type of Contract		Number of Contracts				Unrealized Depreciation
S&P 500 Mini Future- Expires September 2008	––	19	––	19	$––	$(1,700.00)	$––	$(1,700.00)
					$––	$(1,700.00)	$––	$(1,700.00)

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

S&P 100 Index Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

July 31, 2008

	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund		Pro Forma Adjustments	Pro Forma Combined

Assets:
Investments, at Value+	$8,253,066	$104,720,077	$368,658,818	*	$––	$481,631,961
Repurchase Agreements, at Value+	––	412,454	22,365,450		––	22,777,904
Affiliated Investments, at value++	29,281	865,124	––		––	894,405
Receivable for Investment Sold	––	1,873,594	2,263,430		––	4,137,024
Receivable for Fund Shares Sold	6,000	––	261,939		––	267,939
Accrued Income	14,439	176,718	366,872		––	558,029
Prepaid Expenses	23,297	27,085	29,357		––	79,739
Deferred Compensation Asset	––	––	12,535		––	12,535
Due from Advisor, net	163	––	––		––	163
Total Assets	$8,326,246	$108,075,052	$393,958,401		$––	$510,359,699

Liabilities:
Payable Upon Return of Securities Loaned	$––	$753,836	$32,865,450		$––	$33,619,286
Payable for Investments Purchased	––	1,430,976	2,002,275		––	3,433,251
Payable for Fund Shares Redeemed	––	87,061	189,938		––	276,999
Advisory Fees Payable	––	30,499	181,965		––	212,464
Administration Fees Payable	697	8,941	45,292		––	54,930
Chief Compliance Officer Fees Payable	––	––	885		––	885
Custodian Fees Payable	––	2,027	3,033		––	5,060
Audit Fees Payable	7,780	14,118	23,353		––	45,251
Deferred Compensation Fees Payable	––	––	12,535		––	12,535
Shareholder Servicing Fees Payable	––	––	43,808		––	43,808
Trustees' Fees Payable	639	––	1,293		––	1,932
Accrued Distribution Fees	2,494	31,647	8,968		––	43,109
Accrued Expenses & Other Payables	15,424	59,999	19,202		––	94,625
Variation Margin Payable	––	17,285	––		––	17,285
Total Liabilities	$27,034	$2,436,389	$35,397,997		$––	$37,861,420

Net Assets	$8,299,212	$105,638,663	$358,560,404		$––	$472,498,279
Net Assets consists of:
Paid-in capital	$9,534,755	$64,453,105	$298,812,857		$––	$372,800,717
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	38,885	856,146	26,365		––	921,396
Accumulated Net Realized Gain (loss) on Investments, Investments in Affiliated Funds, Futures Contracts, Foreign Currency Transactions, Written Options Contracts and Capital Gain Distributions Received	(669,347)	6,610,788	18,450,426		––	24,391,867
Net Unrealized Appreciation (Depreciation) on Investments, Investments in Affiliated Funds, Foreign Currency Transactions, and Future Contracts	(605,081)	33,718,624	41,270,756		––	74,384,299
Net Assets	$8,299,212	$105,638,663	$358,560,404		$––	$472,498,279

+ Cost of Investment and Repurchase Agreements	$8,858,147	$71,412,206	$349,753,512		$––	$430,023,865
++ Cost of Affiliated Investments	$29,281	$865,124	$––		$––	$894,405
* Includes Market Value of Securities on Loan	$––	$––	$30,995,418		$––	$30,995,418

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

S&P 100 Index Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

July 31, 2008

	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Pro Forma Adjustments			Pro Forma Combined

Fiduciary Shares:
Net Assets	N/A	N/A	$328,465,033		$—		$328,465,033
Shares of beneficial interest outstanding	N/A	N/A	18,732,047		—		18,732,047
Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$17.53		$—		$17.53

Class A Shares:
Net Assets	$7,099,585	$92,447,226	$24,772,420		$299,643	(C)	$124,618,874
Shares of beneficial interest outstanding	830,386	2,858,641	1,415,426		2,015,917	(C)	7,120,370
Net Asset Value and Redemption Price Per Share (A) (B)	$8.55	$32.34	$17.50		N/A		$17.50
Maximum Offering Price Per Share	$9.02	$34.13	$18.52		N/A		$34.13

Class B Shares:
Net Assets	N/A	$9,839,261	$3,822,621		$––	(C)	$13,661,882
Shares of beneficial interest outstanding	N/A	310,512	222,728		262,780	(C)	796,020
Net Asset Value and Redemption Price Per Share (B)	N/A	$31.69	$17.16		N/A		$17.16

Class C Shares:
Net Assets	$1,199,627	$3,052,533	$1,500,330		$––		$5,752,490
Shares of beneficial interest outstanding	140,737	95,805	87,724		12,081	(C)	336,347
Net Asset Value and Redemption Price Per Share (A) (B)	$8.52	$31.86	$17.10		N/A		$17.10

Class R Shares:
Net Assets	N/A	$299,643	N/A		$(299,643)	(C)	$––
Shares of beneficial interest outstanding	N/A	9,345	N/A		(9,345)	(C)	––
Net Asset Value and Redemption Price Per Share (B)	N/A	$32.06	N/A	$	N/A		$––

———————

(A)

Class A shares of the Large Cap Equity Fund are exchanged for new Class A shares of Value Momentum Fund.

Class C shares of the Large Cap Equity Fund are exchanged for new Class C shares of Value Momentum Fund.

(B)

Class A shares of the S&P 100 Index Fund are exchanged for new Class A shares of Value Momentum Fund.

Class B shares of the S&P 100 Index Fund are exchanged for new Class B shares of Value Momentum Fund.

Class C shares of the S&P 100 Index Fund are exchanged for new Class C shares of Value Momentum Fund.

Class R shares of the S&P 100 Index Fund are exchanged for new Class A shares of Value Momentum Fund.

(C)

Reflects the capitalization adjustments of the newly issued shares and giving effect to issuance of shares of HighMark Value Momentum Fund to the Large Cap Equity Fund and S&P 100 Index Fund shareholders as if the reorganization had taken place on July 31, 2008. The foregoing should not be relied upon to reflect the number of shares of HighMark Value Momentum Fund that actually will be received on or after such date.

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

S&P 100 Index Fund

HighMark Value Momentum Fund

PRO FORMA COMBINED STATEMENT OF OPERATIONS (unaudited)

July 31, 2008

	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Pro Forma Adjustments		Pro Forma Combined

Interest Income	$2,494	$23,617	$78,389	$––		$104,500
Securities Lending Income	––	6,001	97,267	––		103,268
Dividend Income	135,334	3,175,429	9,912,493	––		13,223,256
Less: Foreign Taxes Withheld	––	––	(167,412)	––		(167,412)
Total Investment Income	137,828	3,205,047	9,920,737	––		13,263,612

Expenses:
Investment Adviser Fees	45,779	561,476	2,594,868	253,897	(A)	3,456,020
Shareholder Servicing Fees Fiduciary Shares	––	––	991,236	––		991,236
Shareholder Servicing Fees Class A Shares	––	––	72,279	291,421	(A)	363,700
Shareholder Servicing Fees Class B Shares	––	––	13,639	39,716	(A)	53,355
Administration Fees / Fund Accounting	22,116	204,116	646,941	(19,613)	(A)	853,560
Custodian Fees	916	16,569	43,257	––		60,742
Trustees Fees	1,007	7,353	22,123	(8,360)	(B)	22,123
Chief Compliance Officer Fees	––	––	10,061	––		10,061
Distribution Fees Class A Shares	13,004	278,928	72,247	474	(A)	364,653
Distribution Fees Class B Shares	––	159,107	40,917	(39,716)	(A)	160,308
Distribution Fees Class C Shares	8,999	39,831	17,444	––		66,274
Distribution Fees Class R Shares	––	1,423	––	(1,423)	(A)	––
Offering Costs	53,833	––	––	(53,833)	(B)	––
Registration Fees	16,665	35,606	53,259	(52,271)	(B)	53,259
Transfer Agent Fees	4,469	239,607	88,491	––		332,567
Printing Fees	1,995	45,794	43,996	(11,948)	(B)	79,837
Audit Fees	13,188	27,551	29,405	(40,739)	(B)	29,405
Legal Fees	1,592	2,893	30,325	(4,485)	(B)	30,325
Miscellaneous Fees	12,728	61,985	25,692	(52,415)	(B)	47,990
Total Expenses	196,291	1,682,239	4,796,180	300,705		6,975,415

Less: Waivers and Reduction of Expenses
Investment Adviser Fees	(103,999)	(131,783)	––	––		(235,782)
Shareholder Servicing Fees Fiduciary Shares	––	––	(424,596)	––		(424,596)
Shareholder Servicing Fees Class A Shares	––	––	(28,912)	(116,569)	(A)	(145,481)
Administration Fees	––	––	(39,977)	––		(39,977)
Reduction of Expenses by Administrator	––	––	(35,246)	––		(35,246)
Reduction of Expenses by Former Sub––Administrator	––	––	(23,612)	––		(23,612)
Total Waivers and Reduction of Expenses	(103,999)	(131,783)	(552,343)	(116,569)		(904,694)

Total Net Expenses	92,292	1,550,456	4,243,837	184,136		6,070,721

Net Investment Income (Loss)	45,536	1,654,591	5,676,900	(184,136)		7,192,891

See Notes to Pro Forma Financial Statements

See Notes to Pro Forma Financial Statements.

Large Cap Equity Fund

S&P 100 Index Fund

HighMark Value Momentum Fund (Continued)

PRO FORMA COMBINED STATEMENT OF OPERATIONS (unaudited)

For the Twelve Months Ended July 31, 2008

	Large Cap Equity Fund	S&P 100 Index Fund	HighMark Value Momentum Fund	Pro Forma Adjustments	Pro Forma Combined

Net Realized Gain (Loss) on Investments	$(656,183)	$8,637,897	$33,413,099	$––	$41,394,813
Net Realized Gain (Loss) on Futures Contracts	––	(279,105)	––	––	(279,105)
Net Realized Gain (Loss) on Written Options Contracts	––	––	45,108	––	45,108
Changes in Unrealized Appreciation (Depreciation) on Investments	(534,258)	(25,531,506)	(94,650,635)	––	(120,716,399)
Net Realized and Unrealized Gain (Loss) on Investments	(1,190,441)	(17,172,714)	(61,192,428)	––	(79,555,583)
Increase (Decrease) in Net Assets Resulting from Operations	$(1,144,905)	$(15,518,123)	$(55,515,528)	$(223,852)	$(72,362,692)

———————

(A)

Reflects adjustment to the acquiring fund contractual fee level.

(B)

Reflects expected savings when the three funds become one.

See Notes to Pro Forma Financial Statements.

HIGHMARK FUNDS

Pro forma Notes to Combined Financial Statements

(1)

Description of the Fund

HighMark Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with twenty-nine funds. The HighMark Large Cap Growth Fund, the HighMark Large Cap Value Fund and the HighMark Value Momentum Fund (each an "Acquiring Fund," and together, the "Acquiring Funds"), each a series of HighMark, consist of four classes of shares: Fiduciary Class, Class A, Class B and Class C.  On January 31, 2004, the Class B Shares of the Acquiring Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Acquiring Funds. Except for certain class specific expenses, all shareholders bear the common expenses of each Acquiring Fund based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(2)

Basis of Reorganization

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of each of North Track Dow Jones U.S. Health Care 100 Plus Fund, North Track Dow Jones U.S. Financial 100 Plus Fund, North Track Large Cap Equity Fund and North Track S&P 100 Index Fund, (each an "Acquired Fund," and together, the "Acquired Funds") each a series of North Track Funds, Inc. ("North Track Funds") by a respective Acquiring Fund (a "Reorganization"), as if such acquisition had taken place as of July 31, 2008. Under the terms of an Agreement and Plan of Reorganization, the Reorganization of each Acquired Fund and its respective Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The Reorganization will be accomplished by an acquisition of the net assets of each Acquired Fund in exchange for shares of the respective Acquiring Fund at net asset value and the assumption of the Acquired Fund's identified liabilities. The statement of assets and liabilities and the related statement of operations of each Acquired Fund and its respective Acquiring Fund have been combined as of and for the twelve months ended July 31, 2008. Following the Reorganization, the Acquiring Funds will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated. The accompanying pro forma financial statements should be read in conjunction with the financial statements of HighMark and North Track Funds included in their annual reports dated July 31, 2008 and October 31, 2008 respectively. The following notes refer to the accompanying pro forma financial statements as if the Reorganization of the Acquired Funds into the Acquiring Funds had taken place as of July 31, 2008.

(3)

Portfolio Valuation

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Acquiring Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Acquiring Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for a significant amount of time; or, the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Acquiring Fund calculates its net asset value, it shall request that a Committee meeting be called.

(4)

Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund(s) that would have been issued at July 31, 2008, in connection with the proposed Reorganization. The number of shares expected to be issued with respect to a class of shares of an Acquired Fund is equal to the net asset value of such class of shares of the Acquired Funds as of July 31, 2008, divided by the net asset value per share of corresponding class of shares of the applicable Acquiring Fund as of July 31, 2008. The pro forma number of shares outstanding, by class, for the Acquiring Fund as of July 31, 2008, both immediately prior to the Reorganization and assuming consummation of the Reorganization of July 31, 2008, is as follows:

	Class of Shares	Shares of Acquiring Fund Pre- Reorganization	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Reorganization
Fund Name
HighMark Large Cap Growth Fund	A	1,283,159	1,819,779	3,102,938
	B	392,589	787,206	1,179,795
	C	91,691	956,554	1,048,245

HighMark Large Cap Value Fund	A	3,571,328	941,538	4,512,866
	B	110,286	289,603	399,889
	C	446,010	414,003	860,013

HighMark Value Momentum Fund *	A	1,415,426	5,299,294	6,714,720
	B	222,728	573,292	796,020
	C	87,724	178,481	266,205

HighMark Value Momentum Fund **	A	1,415,426	405,650	1,821,076
	B	222,728	0	222,728
	C	87,724	70,142	157,866

HighMark Value Momentum Fund ***	A	1,415,426	5,704,944	7,120,370
	B	222,728	573,292	796,020
	C	87,724	248,623	336,347

———————

*

Assuming the Reorganization of only North Track S&P 100 Index Fund into HighMark Value Momentum Fund.

**

Assuming the Reorganization of only North Track Large Cap Equity Fund into HighMark Value Momentum Fund.

***

Assuming the Reorganization of both North Track S&P 100 Index Fund and North Track Large Cap Equity Fund into HighMark Value Momentum Fund.

(5)

Federal Income Taxes

Each fund qualifies and has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). After the acquisition, each of the HighMark Large Cap Growth Fund, the HighMark Large Cap Value Fund and the HighMark Value Momentum Fund intend to continue to qualify as a regulated investment company, if such qualification is in the best interests of their respective shareholders, by complying with the requirements of the applicable sections of the Code, such that each is generally not subject to federal income tax at the fund level on income and gains from investments that are distributed to shareholders.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

(6)

Use of estimates in the Preparation of Financial Statements

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

(7)

Costs

The total cost of the Reorganizations and Other Reorganizations are estimated to be approximately $2.2 million. None of the Acquired Funds or the Acquiring Funds will bear the costs of the Reorganizations or the Other Reorganizations. HighMark Capital Management, Inc and Ziegler Capital Management, LLC will be sharing the costs of the Reorganizations and the Other Reorganizations.

(8)

Investment restrictions and compliance guidelines

The Acquiring Fund has reviewed the holdings of the Acquired Fund as of July 31, 2008 and believes that the holdings of the Acquired Fund as of such date are consistent with the Acquiring Fund’s investment restrictions and does not anticipate any breach of compliance guidelines if the Acquiring Fund continues to hold all of the securities of the Acquired Fund, except as otherwise indicated.

NORTH TRACK FUNDS, INC. NORTH TRACK DOW JONES U.S. HEALTH CARE 100 PLUS FUND THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS SPECIAL JOINT MEETING OF STOCKHOLDERS MAY 22, 2009
CONTROL ID:
PROXY ID:
PASSWORD:

The undersigned, a stockholder of the North Track Dow Jones U.S. Health Care 100 Plus Fund (the “Fund”), hereby revoking any proxy heretofore given, does hereby appoint Elizabeth A. Watkins and Angelique A. David, or either of them, proxies with power of substitution, for and in the name of the undersigned to attend the Special Joint Meeting of Stockholders of the Fund and certain other series of North Track Funds to be held at the offices of North Track Funds, 200 S. Wacker Drive, Suite 2000, Chicago, Illinois 60606 on May 22, 2009 at 10:00 a.m., Central time, or at any adjournment or postponement thereof, and there to vote, as designated below.

(CONTINUED AND TO BE SIGNED ON REVERSE SIDE.)

VOTING INSTRUCTIONS
If you vote by fax, please DO NOT mail your proxy card.

ABC HOLDER 400 MY STREET CHICAGO IL 60605
MAIL:	Please mark, sign, date, and return this Proxy Card promptly using the enclosed envelope.
FAX:	Complete the reverse portion of this Proxy Card and Fax to 202-521-3464.
INTERNET:	https://www.iproxydirect.com
PHONE:	1-866-752-VOTE(8683)

SPECIAL JOINT MEETING OF STOCKHOLDERS		PLEASE COMPLETE, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE. PLEASE MARK YOUR VOTE IN BLUE OR BLACK INK AS SHOWN HERE: ☒

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
To be voted on by the Stockholders of: DOW JONES U.S. HEALTH CARE 100 PLUS FUND CUSIP NO.: 66303-8727, -8719,-8693,-8511

PROPOSAL 1	à	FOR	AGAINST	ABSTAIN

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Dow Jones U.S. Health Care 100 Plus Fund, HighMark Funds, on behalf of HighMark Large Cap Growth Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Dow Jones U.S. Health Care 100 Plus Fund in exchange for shares of HighMark Large Cap Growth Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Dow Jones U.S. Health Care 100 Plus Fund in connection with the reorganization.

		☐	☐	☐	CONTROL ID:
PROXY ID:
PASSWORD:

MARK “X” HERE IF YOU PLAN TO ATTEND THE MEETING: ☐
MARK HERE FOR ADDRESS CHANGE □
New Address (if applicable):

THIS PROXY WILL BE VOTED AS DIRECTED. IF NO CONTRARY INSTRUCTION IS INDICATED, THE VOTE OF THE UNDERSIGNED WILL BE CAST “FOR” PROPOSAL 1. IF ANY OTHER BUSINESS IS PRESENTED AT THE SPECIAL MEETING, THIS PROXY WILL BE VOTED BY THOSE NAMED IN THIS PROXY IN THEIR BEST JUDGMENT. AT THE PRESENT TIME, THE BOARD OF DIRECTORS KNOWS OF NO OTHER BUSINESS TO BE PRESENTED AT THE SPECIAL MEETING.

IMPORTANT: Please sign exactly as your name or names appear on this Proxy. When shares are held jointly, each holder should sign. When signing as executor, administrator, attorney, trustee or guardian, please give full title as such. If the signer is a corporation, please sign full corporate name by duly authorized officer, giving full title as such. If signer is a partnership, please sign in partnership name by authorized person.

Dated: ________________________, 2009

(Print Name of Stockholder and/or Joint Tenant)

(Signature of Stockholder)

(Second Signature if held jointly)

NORTH TRACK FUNDS, INC. NORTH TRACK DOW JONES U.S. FINANCIAL 100 PLUS FUND THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS SPECIAL JOINT MEETING OF STOCKHOLDERS MAY 22, 2009
CONTROL ID:
PROXY ID:
PASSWORD:

The undersigned, a stockholder of the North Track Dow Jones U.S. Financial 100 Plus Fund (the “Fund”), hereby revoking any proxy heretofore given, does hereby appoint Elizabeth A. Watkins and Angelique A. David, or either of them, proxies with power of substitution, for and in the name of the undersigned to attend the Special Joint Meeting of Stockholders of the Fund and certain other series of North Track Funds to be held at the offices of North Track Funds, 200 S. Wacker Drive, Suite 2000, Chicago, Illinois 60606 on May 22, 2009 at 10:00 a.m., Central time, or at any adjournment or postponement thereof, and there to vote, as designated below.

(CONTINUED AND TO BE SIGNED ON REVERSE SIDE.)

VOTING INSTRUCTIONS
If you vote by fax, please DO NOT mail your proxy card.

ABC HOLDER 400 MY STREET CHICAGO IL 60605
MAIL:	Please mark, sign, date, and return this Proxy Card promptly using the enclosed envelope.
FAX:	Complete the reverse portion of this Proxy Card and Fax to 202-521-3464.
INTERNET:	https://www.iproxydirect.com
PHONE:	1-866-752-VOTE(8683)

SPECIAL JOINT MEETING OF STOCKHOLDERS		PLEASE COMPLETE, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE. PLEASE MARK YOUR VOTE IN BLUE OR BLACK INK AS SHOWN HERE: ☒

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
To be voted on by the Stockholders of: DOWN JONES U.S. FINANCIAL 100 PLUS FUND CUSIP NO.: 66303-8685,-8677,-8669,-8495

PROPOSAL 1	à	FOR	AGAINST	ABSTAIN

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Dow Jones U.S. Financial 100 Plus Fund, HighMark Funds, on behalf of HighMark Large Cap Value Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Dow Jones U.S. Financial 100 Plus Fund in exchange for shares of HighMark Large Cap Value Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Dow Jones U.S. Financial 100 Plus Fund in connection with the reorganization.

		☐	☐	☐	CONTROL ID:
PROXY ID:
PASSWORD:

MARK “X” HERE IF YOU PLAN TO ATTEND THE MEETING: ☐
MARK HERE FOR ADDRESS CHANGE □
New Address (if applicable):

THIS PROXY WILL BE VOTED AS DIRECTED. IF NO CONTRARY INSTRUCTION IS INDICATED, THE VOTE OF THE UNDERSIGNED WILL BE CAST “FOR” PROPOSAL 1. IF ANY OTHER BUSINESS IS PRESENTED AT THE SPECIAL MEETING, THIS PROXY WILL BE VOTED BY THOSE NAMED IN THIS PROXY IN THEIR BEST JUDGMENT. AT THE PRESENT TIME, THE BOARD OF DIRECTORS KNOWS OF NO OTHER BUSINESS TO BE PRESENTED AT THE SPECIAL MEETING.

IMPORTANT: Please sign exactly as your name or names appear on this Proxy. When shares are held jointly, each holder should sign. When signing as executor, administrator, attorney, trustee or guardian, please give full title as such. If the signer is a corporation, please sign full corporate name by duly authorized officer, giving full title as such. If signer is a partnership, please sign in partnership name by authorized person.

Dated: ________________________, 2009

(Print Name of Stockholder and/or Joint Tenant)

(Signature of Stockholder)

(Second Signature if held jointly)

NORTH TRACK FUNDS, INC. NORTH TRACK S&P 100 INDEX FUND THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS SPECIAL JOINT MEETING OF STOCKHOLDERS MAY 22, 2009
CONTROL ID:
PROXY ID:
PASSWORD:

The undersigned, a stockholder of the North Track S&P 100 Index Fund (the “Fund”), hereby revoking any proxy heretofore given, does hereby appoint Elizabeth A. Watkins and Angelique A. David, or either of them, proxies with power of substitution, for and in the name of the undersigned to attend the Special Joint Meeting of Stockholders of the Fund and certain other series of North Track Funds to be held at the offices of North Track Funds, 200 S. Wacker Drive, Suite 2000, Chicago, Illinois 60606 on May 22, 2009 at 10:00 a.m., Central time, or at any adjournment or postponement thereof, and there to vote, as designated below.

(CONTINUED AND TO BE SIGNED ON REVERSE SIDE.)

VOTING INSTRUCTIONS
If you vote by fax, please DO NOT mail your proxy card.

ABC HOLDER 400 MY STREET CHICAGO IL 60605
MAIL:	Please mark, sign, date, and return this Proxy Card promptly using the enclosed envelope.
FAX:	Complete the reverse portion of this Proxy Card and Fax to 202-521-3464.
INTERNET:	https://www.iproxydirect.com
PHONE:	1-866-752-VOTE(8683)

SPECIAL JOINT MEETING OF STOCKHOLDERS		PLEASE COMPLETE, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE. PLEASE MARK YOUR VOTE IN BLUE OR BLACK INK AS SHOWN HERE: ☒

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
To be voted on by the Stockholders of: NORTH TRACK S&P 100 INDEX FUND CUSIP NO.: 66303-8305,-8503,-8743,-8578

PROPOSAL 1	à	FOR	AGAINST	ABSTAIN

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track S&P 100 Index Fund, HighMark Funds, on behalf of HighMark Value Momentum Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track S&P 100 Index Fund in exchange for shares of HighMark Value Momentum Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track S&P 100 Index Fund in connection with the reorganization.

		☐	☐	☐	CONTROL ID:
PROXY ID:
PASSWORD:

MARK “X” HERE IF YOU PLAN TO ATTEND THE MEETING: ☐
MARK HERE FOR ADDRESS CHANGE □
New Address (if applicable):

THIS PROXY WILL BE VOTED AS DIRECTED. IF NO CONTRARY INSTRUCTION IS INDICATED, THE VOTE OF THE UNDERSIGNED WILL BE CAST “FOR” PROPOSAL 1. IF ANY OTHER BUSINESS IS PRESENTED AT THE SPECIAL MEETING, THIS PROXY WILL BE VOTED BY THOSE NAMED IN THIS PROXY IN THEIR BEST JUDGMENT. AT THE PRESENT TIME, THE BOARD OF DIRECTORS KNOWS OF NO OTHER BUSINESS TO BE PRESENTED AT THE SPECIAL MEETING.

IMPORTANT: Please sign exactly as your name or names appear on this Proxy. When shares are held jointly, each holder should sign. When signing as executor, administrator, attorney, trustee or guardian, please give full title as such. If the signer is a corporation, please sign full corporate name by duly authorized officer, giving full title as such. If signer is a partnership, please sign in partnership name by authorized person.

Dated: ________________________, 2009

(Print Name of Stockholder and/or Joint Tenant)

(Signature of Stockholder)

(Second Signature if held jointly)

NORTH TRACK FUNDS, INC. NORTH TRACK LARGE CAP EQUITY FUND THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS SPECIAL JOINT MEETING OF STOCKHOLDERS MAY 22, 2009
CONTROL ID:
PROXY ID:
PASSWORD:

The undersigned, a stockholder of the North Track Large Cap Equity Fund (the “Fund”), hereby revoking any proxy heretofore given, does hereby appoint Elizabeth A. Watkins and Angelique A. David, or either of them, proxies with power of substitution, for and in the name of the undersigned to attend the Special Joint Meeting of Stockholders of the Fund and certain other series of North Track Funds to be held at the offices of North Track Funds, 200 S. Wacker Drive, Suite 2000, Chicago, Illinois 60606 on May 22, 2009 at 10:00 a.m., Central time, or at any adjournment or postponement thereof, and there to vote, as designated below.

(CONTINUED AND TO BE SIGNED ON REVERSE SIDE.)

VOTING INSTRUCTIONS
If you vote by fax, please DO NOT mail your proxy card.

ABC HOLDER 400 MY STREET CHICAGO IL 60605
MAIL:	Please mark, sign, date, and return this Proxy Card promptly using the enclosed envelope.
FAX:	Complete the reverse portion of this Proxy Card and Fax to 202-521-3464.
INTERNET:	https://www.iproxydirect.com
PHONE:	1-866-752-VOTE(8683)

SPECIAL JOINT MEETING OF STOCKHOLDERS		PLEASE COMPLETE, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE. PLEASE MARK YOUR VOTE IN BLUE OR BLACK INK AS SHOWN HERE: ☒

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
To be voted on by the Stockholders of: NORTH TRACK LARGE CAP EQUITY FUND CUSIP NO.: 66303-8453,-8438,-8461,-8446

PROPOSAL 1	à	FOR	AGAINST	ABSTAIN

Approval of the Agreement and Plan of Reorganization dated February 17, 2009 by and among North Track Funds, Inc., on behalf of North Track Large Cap Equity Fund, HighMark Funds, on behalf of HighMark Value Momentum Fund, Ziegler Capital Management, LLC and HighMark Capital Management, Inc., which provides for the acquisition of the assets and identified liabilities of North Track Large Cap Equity Fund in exchange for shares of HighMark Value Momentum Fund. A vote in favor of the Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of North Track Large Cap Equity Fund in connection with the reorganization.

		☐	☐	☐	CONTROL ID:
PROXY ID:
PASSWORD:

MARK “X” HERE IF YOU PLAN TO ATTEND THE MEETING: ☐
MARK HERE FOR ADDRESS CHANGE □
New Address (if applicable):

THIS PROXY WILL BE VOTED AS DIRECTED. IF NO CONTRARY INSTRUCTION IS INDICATED, THE VOTE OF THE UNDERSIGNED WILL BE CAST “FOR” PROPOSAL 1. IF ANY OTHER BUSINESS IS PRESENTED AT THE SPECIAL MEETING, THIS PROXY WILL BE VOTED BY THOSE NAMED IN THIS PROXY IN THEIR BEST JUDGMENT. AT THE PRESENT TIME, THE BOARD OF DIRECTORS KNOWS OF NO OTHER BUSINESS TO BE PRESENTED AT THE SPECIAL MEETING.

IMPORTANT: Please sign exactly as your name or names appear on this Proxy. When shares are held jointly, each holder should sign. When signing as executor, administrator, attorney, trustee or guardian, please give full title as such. If the signer is a corporation, please sign full corporate name by duly authorized officer, giving full title as such. If signer is a partnership, please sign in partnership name by authorized person.

Dated: ________________________, 2009

(Print Name of Stockholder and/or Joint Tenant)

(Signature of Stockholder)

(Second Signature if held jointly)